UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Contents

Understanding your TIAA-CREF Life Funds report	2
Information on the TIAA-CREF Life Funds	3
About the funds’ benchmarks	4
Important information about expenses	6
Fund performance
Growth Equity Fund	7
Growth & Income Fund	10
Large-Cap Value Fund	13
Real Estate Securities Fund	16
Small-Cap Equity Fund	19
Social Choice Equity Fund	22
Stock Index Fund	25
International Equity Fund	28
Bond Fund	31
Money Market Fund	34
Balanced Fund	37
Summary portfolios of investments	40
Financial statements (unaudited)
Statements of assets and liabilities	76
Statements of operations	80
Statements of changes in net assets	84
Financial highlights	92
Notes to financial statements	98
Renewal of the investment management agreement	112
Additional information about index providers	122
How to reach us	Inside back cover

Understanding your TIAA-CREF Life Funds report

This semiannual report contains information about the eleven TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or

• By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy.

(Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF,

730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      3

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Composite Index

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Barclays U.S. Aggregate Bond Index). The fund’s composite benchmark combines those public indexes in proportions that reflect the fund’s target market sector allocations.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      5

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015–June 30, 2015).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

6      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Growth Equity Fund

Performance for the six months ended June 30, 2015

The Growth Equity Fund returned 6.36% for the period, compared with the 3.96% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2015, the fund returned 14.64%, versus 10.56% for the index.

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 1.94% for the reporting period, compared with 5.25% for the previous six months. Investors were in a cautious mode, as economic indicators in the United States were mixed and concerns about Greece and China weighed on stock returns. For the period, investors favored small-capitalization stocks over mid- and large-cap equities, and growth stocks outshined their value counterparts.

For the six-month period, growth equities outperformed the broad U.S. equity market by more than two percentage points. Within the growth category, large-cap stocks returned 3.96%, underperforming small-caps, which climbed 8.74%, and mid-caps, which rose 4.18%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2015, the Russell 1000 Growth Index had an average annual return of 9.10%, versus the 8.15% average annual gain of the Russell 3000 Index.

Stock selections boost the fund’s return

Seven of the ten industry sectors of the Russell 1000 Growth Index produced positive returns for the period. The best performing sectors were health care (up 11.2%), consumer discretionary (up 7.7%), information technology (up 4.4%) and energy (up 3.3%). These four sectors made up approximately two-thirds of the benchmark’s total market capitalization on June 30, 2015.

Aided by stock selection, the fund outpaced its benchmark by more than two percentage points in the first six months of 2015. Overweight positions in Amazon.com and Starbucks were the top contributors to relative performance followed by an out-of-benchmark position in NXP Semiconductors.

The contribution these holdings made was somewhat mitigated by detractors, including an out-of-benchmark position in Yahoo, as well as overweight positions in Groupon and agricultural giant Monsanto. An underweight position in Netflix also hurt relative returns.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      7

Growth Equity Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Growth Equity Fund	4/3/2000	6.36%	14.64%	19.72%	9.56%

Russell 1000® Growth Index	—	3.96	10.56	18.59	9.10

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Growth Equity Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,063.63	$2.66
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

8      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Growth Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Information technology	36.9

Consumer discretionary	20.8

Health care	20.4

Financials	5.0

Consumer staples	5.0

Materials	4.4

Industrials	4.4

Energy	2.0

Telecommunication services	0.9

Short-term investments, other assets & liabilities, net	0.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	47.5

More than $15 billion–$50 billion	38.6

More than $2 billion–$15 billion	13.9

Total	100.0

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      9

Growth & Income Fund

Performance for the six months ended June 30, 2015

The Growth & Income Fund returned 4.48% for the period, compared with the 1.23% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2015, the fund returned 8.83%, versus 7.42% for the index.

Investors were in a cautious mode, as economic indicators in the United States were mixed and concerns about Greece and China weighed on stock returns. For the period, investors favored small-capitalization stocks over those of mid- and large-cap equities, and growth stocks outshined their value counterparts.

For the first half of the year, the S&P 500, a market capitalization-weighted index comprised of 500 leading companies in major industries of the U.S. economy, lagged the 1.94% return of the broad U.S. market, as measured by the Russell 3000® Index. Small- and mid-cap stocks, which comprise more than one-third of the market capitalization of the Russell 3000, helped it to outpace the S&P 500 for the period.

For the ten years ended June 30, 2015, the S&P 500 Index posted an average annual return of 7.89%, versus 8.15% for the Russell 3000 Index.

Stock selections boost the fund’s return

Five of the ten industry sectors of the S&P 500 posted gains for the period led by health care (up 9.6%). The other sectors with positive returns were consumer discretionary (up 6.8%), telecommunication services (up 3.2%), information technology (up 0.8%) and materials (up 0.5%). These five sectors made up more than half of the index’s market capitalization as of June 30, 2015. The utilities and energy sectors were the biggest laggards.

Over the past six months, driven by strong stock selection, the fund outperformed the S&P 500 by over three percentage points. The top contributor to relative performance was an overweight position in Netflix. The fund’s other leading contributors were biopharmaceutical firm Pharmacyclics, health insurance provider Humana and NXP Semiconductors.

The contribution from these holdings was partly mitigated by detractors, including an out-of-benchmark position in insulin infusion systems developer Insulet, as well as underweight positions in Amazon.com and biotechnology company Gilead Sciences. An out-of-benchmark holding of apparel and accessories designer Kate Spade also hurt relative returns.

10      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Growth & Income Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Growth & Income Fund	4/3/2000	4.48%	8.83%	18.22%	10.10%

S&P 500 Index	—	1.23	7.42	17.34	7.89

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Growth & Income Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,044.75	$2.64
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      11

Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Information technology	22.3

Consumer discretionary	17.6

Health care	15.8

Financials	12.8

Consumer staples	9.8

Industrials	9.0

Energy	6.0

Materials	3.0

Telecommunication services	2.2

Utilities	1.4

Short-term investments, other assets & liabilities, net	0.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	48.6

More than $15 billion–$50 billion	26.5

More than $2 billion–$15 billion	23.7

$2 billion or less	1.2

Total	100.0

12      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Large-Cap Value Fund

Performance for the six months ended June 30, 2015

The Large-Cap Value Fund returned 1.11% for the period, compared with the –0.61% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended June 30, 2015, the fund returned 4.00%, versus 4.13% for the index.

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 1.94% for the reporting period, compared with 5.25% for the previous six months. Investors were in a cautious mode, as economic indicators in the United States were mixed, and concerns about Greece and China and uncertainties regarding interest rates weighed on stock returns. For the period, investors favored small-capitalization stocks over mid- and large-cap equities, and growth stocks outshined their value counterparts. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2015, the Russell 1000 Value index posted an average annual return of 7.05%, compared with the 9.10% average annual return of the Russell 1000 Growth Index.

The fund outperforms its benchmark

For the six months, half of the ten industry sectors of the Russell 1000 Value Index posted positive returns. Health care led with a return of 10.3%, followed by telecommunication services (up 5.7%), consumer discretionary (up 1.7%) and financials (up 0.6%). Together, these four sectors represented approximately half of the benchmark’s total market capitalization on June 30, 2015. The detractors from relative performance included the interest rate-sensitive utilities sector (down 10.9%), information technology (down 7.6%) and energy (down 7.0%).

For the period, the fund outpaced its benchmark due in part to favorable weightings as well as stock choices. The largest contributors included a position in nonbenchmark holding Kraft Foods, overweights in Pinnacle Foods and E*TRADE Financial Corporation, the absence of benchmark stock Wal-Mart Stores and a position in nonbenchmark holding Diamondback Energy.

These positive effects were partly offset by the fund’s overweight in Yahoo and positions in nonbenchmark stocks Groupon and Hertz Global Holdings. The absence of benchmark health care company Cigna from the fund and an overweight in engineered solutions provider SPX Corporation also limited the fund’s relative returns.

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Large-Cap Value Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Large-Cap Value Fund	10/28/2002	1.11%	4.00%	15.91%	7.15%

Russell 1000® Value Index	—	–0.61	4.13	16.50	7.05

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Large-Cap Value Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,011.14	$2.59
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

14      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Financials	27.4

Information technology	13.2

Health care	11.7

Energy	11.7

Industrials	9.6

Consumer discretionary	9.1

Consumer staples	6.0

Materials	4.0

Utilities	3.8

Telecommunication services	2.7

Short-term investments, other assets & liabilities, net	0.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	39.3

More than $15 billion–$50 billion	21.7

More than $2 billion–$15 billion	37.8

$2 billion or less	1.2

Total	100.0

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      15

Real Estate Securities Fund

Performance for the six months ended June 30, 2015

The Real Estate Securities Fund returned –4.56% for the period, compared with the –5.44% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the twelve months ended June 30, 2015, the fund returned 6.13%, versus 4.14% for the index.

After posting double-digit gains for 2014, real estate investment trusts (REITs), as measured by the FTSE index, underperformed the 1.94% return of the Russell 3000® Index by more than seven percentage points. REITs also trailed the domestic investment-grade, fixed-rate bond market, which returned –0.10%, as measured by the Barclays U.S. Aggregate Bond Index. Prices of REITs, which are sensitive to interest rates, lagged as many of their yields appeared less attractive relative to U.S. Treasuries, whose yields rose and prices dropped, triggered by uncertainties regarding the timing of potential interest rate hikes.

For the ten years ended June 30, 2015, the fund’s benchmark posted an average annual return of 7.05%, underperforming the 8.15% return of the Russell 3000 Index, but outperforming the 4.44% return of the Barclays index.

Stock choices aid relative returns

All but three of the benchmark’s 14 property sectors and subsectors posted negative returns for the six months. The worst performers were health care (down 11.7%), industrials (down 11.3%), lodging (down 10.4%), free standing (down 8.8%) and timber (down 8.5%). The contributors were manufactured homes (up 3.8%), self-storage (up 3.7%), residential (up 1.0%) and apartments (up 0.8%).

The fund beat its benchmark largely due to favorable stock choices. The biggest contributions to relative performance came from nonbenchmark holdings in real estate brokerage firm Marcus & Millichap and commercial real estate services provider HFF. An underweight position in healthcare REIT HCP as well as nonbenchmark holdings in Starwood Hotels also aided relative returns.

These positive contributions were partly offset by the absence of benchmark holding Crown Castle International, which provides wireless telecommunication services. The fund’s nonbenchmark holdings in Northstar Asset Management Group, an overweight in diversified REIT Spirit Realty Capital and the fund’s lack of exposure to residential property owner UDR trimmed relative returns as well.

During the six months, the fund also held stocks of several companies that are not REITs but engage in activities related to real estate.

16      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Real Estate Securities Fund	10/28/2002	–4.56%	6.13%	14.48%	6.29%

FTSE NAREIT All Equity REITs Index	—	–5.44	4.14	14.36	7.05

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Real Estate Securities Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$ 954.42	$2.76

5% annual hypothetical return	1,000.00	1,021.97	2.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      17

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Specialized REITs	22.7

Retail REITs	21.9

Residential REITs	17.3

Office REITs	14.7

Industrial REITs	8.2

Diversified REITs	3.3

Real estate services	2.8

Internet software & services	1.7

Diversified capital markets	1.1

Mortgage REITs	1.0

Hotels, resorts & cruise lines	1.0

Real estate operating companies	1.0

Asset management & custody banks	1.0

Short-term investments, other assets & liabilities, net	2.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	9.0

More than $15 billion–$50 billion	37.3

More than $2 billion–$15 billion	44.0

$2 billion or less	9.7

Total	100.0

18      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the six months ended June 30, 2015

The Small-Cap Equity Fund returned 5.66% for the period, compared with the 4.75% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2015, the fund returned 8.42%, versus 6.49% for the index.

Investors were in a cautious mode, as economic indicators in the United States were mixed and concerns about Greece and China weighed on stock returns. For the period, investors favored small-capitalization stocks over those of mid- and large-cap equities and growth stocks outshined their value counterparts. The broad U.S. stock market, as measured by the Russell 3000® Index, returned 1.94% for the reporting period, compared with 5.25% for the previous six months.

Small-cap stocks outperformed large caps by more than three percentage points and outpaced the broader equity market by nearly three percentage points. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2015, the Russell 2000 Index posted an average annual return of 8.40%, versus the 8.15% average annual return of the broad-based Russell 3000 Index.

Stock choices lift the fund’s return

Five of the ten industry sectors of the Russell 2000 Index had positive returns for the six-month period led by health care (up 18.8%). The information technology, consumer discretionary, financials and industrials sectors also had gains, rising 7.5%, 4.8%, 2.0% and 0.4%, respectively. These five sectors combined made up almost seven-eighths of the index’s market capitalization as of June 30, 2015.

The fund bested its benchmark by close to one percentage point, aided by stock selection. The top contributors to relative performance were overweight positions in life science company Cambrex and health care workforce solutions provider AMN Healthcare. An out-of-benchmark position in diversified electronics company Acuity Brands and an overweight in biotechnology firm Prothena also contributed.

These positive effects were partly offset by overweight positions in WageWorks and LivePerson. Not holding Synageva BioPharma and holding an out-of-benchmark position in financial guarantee insurance provider MBIA also weighed on relative performance.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      19

Small-Cap Equity Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Small-Cap Equity Fund	10/28/2002	5.66%	8.42%	17.55%	8.37%

Russell 2000®Index	—	4.75	6.49	17.08	8.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Small-Cap Equity Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,056.60	$2.70

5% annual hypothetical return	1,000.00	1,022.17	2.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

20      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Financials	21.1

Health care	18.7

Information technology	18.5

Industrials	14.1

Consumer discretionary	12.4

Materials	4.3

Energy	4.2

Consumer staples	3.3

Utilities	2.9

Telecommunication services	1.7

Short-term investments, other assets & liabilities, net	–1.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $2 billion–$15 billion	48.6

$2 billion or less	51.4

Total	100.0

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      21

Social Choice Equity Fund

Performance for the six months ended June 30, 2015

The Social Choice Equity Fund returned –0.54% for the period, compared with the 1.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2015, the fund returned 3.07%, versus 7.29% for the index. The fund uses certain social criteria, while the benchmark does not. Because of its social criteria, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. The net effect of avoiding these companies partly caused the fund to trail its benchmark.

For example, the fund underperformed in part because of its exclusion of benchmark holdings Apple, Amazon.com, UnitedHealth Group and banking giant JPMorgan Chase. Apple stock, in particular, rose in response to solid earnings reports driven by strong iPhone sales. However, these negative effects were partly offset by the fund’s omission of Exxon Mobil, Chevron, Wal-Mart Stores and Microsoft. Shares in energy giants Exxon Mobil and Chevron fell due to the decline in oil prices over the past year.

Stock positions hurt the fund’s performance

To compensate for the fund’s exclusion of some stocks in the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index.

The fund’s relative performance was hurt most by overweight positions in Hewlett-Packard and Yahoo. An overweight position in semiconductor manufacturing equipment supplier Applied Materials also detracted from relative returns.

These negative effects were partly offset by overweight positions in Starbucks and insurer Aetna—both companies produced sizable returns. Chemical company LyondellBasell Industries was next in line. Strong operation and business performance contributed to an increase in its earnings.

22      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Social Choice Equity Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Social Choice Equity Fund	4/3/2000	–0.54%	3.07%	15.76%	7.89%

Russell 3000® Index	—	1.94	7.29	17.54	8.15

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Social Choice Equity Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$ 994.57	$1.09

5% annual hypothetical return	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      23

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Financials	20.9

Information technology	18.1

Health care	13.0

Consumer discretionary	11.8

Industrials	10.5

Consumer staples	7.6

Energy	7.2

Materials	4.8

Utilities	3.4

Telecommunication services	2.0

Short-term investments, other assets & liabilities, net	0.7

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	38.8

More than $15 billion–$50 billion	43.6

More than $2 billion–$15 billion	15.1

$2 billion or less	2.5

Total	100.0

24      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Stock Index Fund

Performance for the six months ended June 30, 2015

The Stock Index Fund returned 1.94% for the period, compared with the 1.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2015, the fund returned 7.22%, versus 7.29% for the index.

For the six-month period, the fund’s return matched that of its benchmark index. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Investors were in a cautious mode during the six-month period. Economic indicators in the United States were mixed, and concerns about Greece and China, along with uncertainty regarding interest rates, produced greater volatility in the equity markets. As a result, returns for the period were modest, albeit positive. Investors generally favored small-capitalization stocks over those of mid- and large-cap equities, while growth stocks outshined their value counterparts. (Returns by investment style and market capitalization are based on the Russell indexes.)

Health care outperforms, utilities lag

For the six months, six of the ten industry sectors of the Russell 3000 Index posted positive returns. Health care led with a return of 11.4%, followed by consumer discretionary, telecommunication services and information technology, which returned 6.1%, 3.6% and 1.9%, respectively. Together, these four sectors represented nearly one-half of the benchmark’s total market capitalization on June 30, 2015.

The worst performing sectors were utilities, which are highly sensitive to interest rates, and energy and industrials, which returned –10.6%, –4.1% and –2.1%, respectively. Energy stock prices retreated in reaction to the sharp drop in crude oil prices early in the period.

Only two of the five largest stocks in the index in terms of market capitalization at period-end, Apple and General Electric, beat the benchmark. The other large securities, Microsoft, Exxon Mobil and Johnson & Johnson, posted negative returns for the period.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      25

Stock Index Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Fund	1/4/1999	1.94%	7.22%	17.43%	8.14%

Russell 3000®Index	—	1.94	7.29	17.54	8.15

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Stock Index Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,019.37	$0.45

5% annual hypothetical return	1,000.00	1,024.35	0.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

26      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Stock Index Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Information technology	18.8

Financials	18.1

Health care	15.1

Consumer discretionary	13.3

Industrials	10.7

Consumer staples	8.1

Energy	7.2

Materials	3.5

Utilities	2.8

Telecommunication services	2.0

Short-term investments, other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	49.2

More than $15 billion–$50 billion	23.2

More than $2 billion–$15 billion	22.7

$2 billion or less	4.9

Total	100.0

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      27

International Equity Fund

Performance for the six months ended June 30, 2015

The International Equity Fund returned 9.40% for the period, compared with the 5.52% return of its benchmark, the MSCI EAFE Index. For the twelve months ended June 30, 2015, the fund returned –2.07%, versus –4.22% for the index.

Developed foreign markets gained 4.88% in the first quarter of 2015, but advanced more modestly in the following quarter at 0.62%. Central banks in some European markets and Japan boosted efforts to stimulate their sluggish economies, helping to fuel demand for foreign equities. However, Greece’s debt default and a broad-based slowdown in corporate earnings resulted in a sell-off in June. Foreign stocks, as measured by the MSCI EAFE Index, surpassed the 1.94% return of U.S. equities, as measured by the Russell 3000® Index.

Market performance varied significantly across countries. Japanese stocks gained 13.6%. Switzerland and France also produced sizable results, climbing 5.8% and 5.0%, respectively. New Zealand and Australia were the worst-performing nations in the benchmark, declining 14.6% and 3.3%, respectively.

U.S. dollar strength was a headwind as index results were reduced for U.S. investors. In terms of local currencies, the MSCI EAFE Index rose 8.82% for the six months.

The fund surpasses its benchmark

The fund’s outperformance of its benchmark was driven by strong stock selection. An overweight position in French automaker Renault was the largest contributor to relative returns, followed by overweight investments in Sony and European television entertainment provider Sky. All three companies produced substantial gains.

These positive effects were partly offset by an overweight holding in poorly performing Mazda Motor. Next in line were out-of-benchmark positions in Greece’s Piraeus Bank and National Bank of Greece, respectively, as the country’s financial institutions suffered major losses upon defaulting on their government debt obligations.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

28      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

International Equity Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

International Equity Fund	4/3/2000	9.40%	–2.07%	10.61%	6.02%

MSCI EAFE Index	—	5.52	–4.22	9.54	5.12

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

International Equity Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,093.99	$3.12

5% annual hypothetical return	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      29

International Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2015

Consumer discretionary	32.4

Industrials	24.8

Financials	15.9

Health care	9.3

Materials	6.8

Consumer staples	4.4

Information technology	3.7

Energy	0.9

Utilities	0.5

Short-term investments, other assets & liabilities, net	1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015

More than $50 billion	7.4

More than $15 billion–$50 billion	57.4

More than $2 billion–$15 billion	32.5

$2 billion or less	2.7

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2015

France	20.4

Japan	18.2

United Kingdom	17.0

Germany	13.6

India	9.8

Netherlands	5.2

Switzerland	4.9

Sweden	4.7

6 other nations	2.5

Short-term investments	3.7

Total	100.0

30      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Bond Fund

Performance for the six months ended June 30, 2015

The Bond Fund returned 0.27% for the six-month period, compared with the –0.10% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2015, the fund returned 1.68%, versus 1.86% for the index.

The U.S. economy’s slow start in the first three months of 2015 was attributed mainly to severe winter weather, while the strong dollar also limited growth for the entire six-month period. On the positive side, energy prices stabilized during the period after falling precipitously in the last half of 2014 and good news on the employment front aided consumer confidence. Meanwhile, inflation remained below the Federal Reserve’s target.

While central banks overseas cut interest rates, uncertainty regarding the timing of potential interest rate hikes in the U.S. weighed on the prices of bonds. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.10% for the six months, as rising long-term interest rates lowered the prices of many existing fixed-income securities. The rise in long-term rates occurred primarily in the second half of the period, as an improving outlook for the U.S. economy fueled concerns that the Fed might soon start raising its key policy rate, though at present that decision remains data dependent.

Sector weightings drive outperformance

In the first six months of the year, bonds with shorter maturities did better than longer-term bonds as investors steeled themselves for the Fed to begin raising interest rates. Asset-backed and commercial mortgage-backed securities (CMBS) had the strongest performance for the period, helped by an improving real estate market, low interest rates and low inflation.

The fund outperformed its benchmark, driven by favorable selection of CMBS and corporate bonds and by overweight positions in these groups. The fund’s selection of government agency bonds also contributed to relative performance.

The gains from these securities were somewhat offset by the fund’s selection of and yield curve positioning in U.S. Treasuries.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      31

Bond Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Bond Fund	7/8/2003	0.27%	1.68%	3.72%	4.18%

Barclays U.S. Aggregate Bond Index	—	–0.10	1.86	3.35	4.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2015

Bond Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,002.74	$1.74

5% annual hypothetical return	1,000.00	1,023.06	1.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

32      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Bond Fund

Portfolio composition

% of net assets as of 6/30/2015

Corporate bonds	32.7

Mortgage-backed securities†	17.5

Foreign government & corporate bonds denominated in U.S. dollars	14.7

Commercial mortgage-backed securities	13.2

U.S. Treasury securities	13.0

Asset-backed securities	5.1

Bank loan obligations	1.2

Municipal bonds	0.7

U.S. agency securities	0.3

Short-term investments, other assets & liabilities, net	1.6

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2015

Less than 1 year	5.0

1–3 years	20.1

3–5 years	21.5

5–10 years	41.8

Over 10 years	11.6

Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 6/30/2015

Aaa/AAA	33.3

Aa/AA	4.1

A/A	16.6

Baa/BBB	30.8

Ba/BB	4.5

B/B	6.7

Below B/B	3.0

Non-rated	1.0

Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      33

Money Market Fund

Performance for the six months ended June 30, 2015

The Money Market Fund returned 0.00% for the six-month period, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The Federal Reserve’s target for short-term interest rates remained between 0.00% and 0.25% during the period, despite speculation regarding a June rate hike. Expectations are for a rate hike to begin in late 2015, with the Fed’s decision to raise rates remaining data dependent. Short-term U.S. Treasury supply continued on a moderate decline during the reporting period, while the commercial paper market also remained tight, with outstanding issuance down by more than $1 trillion since mid-2007. Commercial paper issuance remains low in shorter maturities as banks need to issue longer-maturity debt to comply with liquidity coverage ratio requirements for maturities that come due within 30 days.

LIBOR yields rose during the second quarter, with longer-dated rates climbing the most. The steepening of the yield curve still reflects market expectations for higher rates in 2015, as one- and twelve-month LIBOR yields rose approximately one basis point (0.01%) and eight basis points (0.08%), respectively, by June 30, 2015. The yield on three-month Treasuries went from 0.04% on December 31, 2014 to 0.01% at period-end.

Portfolio strategies focus on safety and yield

To comply with SEC regulations and in pursuit of additional yield, the fund remained committed to holding longer-dated, floating-rate government agency paper (with one- to two-year maturities) in order to capture slightly higher yields. Our commercial paper exposure is diversified across industries and issuers, nearly all of which are U.S.-domiciled. The fund has limited exposure in Europe with the exception of a recently added program in Denmark. The fund has also made selective investments in top-tier Pacific Rim banks. As of June 30, 2015, the fund’s weighted average maturity was 52 days, versus 38 days for the average iMoneyNet fund.

In response to the historically low interest rates, part or all of the Money Market Fund’s investment management fees were voluntarily withheld (waived) by TIAA to prevent the fund’s yield from turning negative.

34      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended June 30, 2015*

	Current yield	Effective yield

Money Market Fund†	0.00%	0.00%

iMoneyNet Money Fund Averages—All Taxable‡	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Money Market Fund†	7/8/2003	0.00%	0.00%	0.02%	1.57%

iMoneyNet Money Fund Averages—All Taxable‡	—	0.01	0.02	0.02	1.30

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†

Beginning May 29, 2013, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without this waiver, the total returns and 7-day current and effective net annualized yields would have been lower. This voluntary fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      35

Money Market Fund

Expense example

Six months ended June 30, 2015

Money Market Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15–6/30/15)

Actual return	$1,000.00	$1,000.00	$0.64

5% annual hypothetical return	1,000.00	1,024.15	0.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.13%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2015

Commercial paper	42.3

U.S. government agency securities	31.5

U.S. Treasury securities	16.0

Floating rate securities, government	5.6

Certificates of deposit	1.4

Other assets & liabilities, net	3.2

Total	100.0

36      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Balanced Fund

Performance for the six months ended June 30, 2015

The Balanced Fund returned 2.39% for the period, compared with the 1.36% return of its benchmark, the Balanced Fund Composite Index. For the twelve months ended June 30, 2015, the fund returned 4.06%, versus 3.50% for the index.

For the six months, stock markets in developed countries around the world climbed higher, lifted by accommodative monetary policy. The European Central Bank launched a bond-buying program, the Bank of Japan maintained its record stimulus measures and the Federal Reserve held short-term interest rates near zero. Gains were limited by mixed U.S. economic indicators and a June flare-up in the Greek debt crisis. The broad U.S. equity market, as measured by the Russell 3000® Index, earned 1.94% for the six-month period, while the MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, gained 5.52%.

The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.10% for the six months, as rising long-term interest rates lowered the prices of many existing fixed-income securities. Long-term rates increased in the second half of the period as an improving outlook for the U.S. economy fueled concerns that the Fed might soon start raising its key policy rate.

Widespread gains boost the fund’s return

For the period, the fund’s absolute performance benefited from positive returns from U.S. stocks, international stocks and domestic bonds held by the Balanced Fund’s underlying funds. The fund’s U.S. and international stock holdings contributed the most to performance.

The fund’s return exceeded the return of its composite benchmark by more than one percentage point for the six-month period. During that time, nearly all of the underlying funds outperformed the broad market indexes used to calculate the benchmark.

The majority of the fund’s outperformance versus its benchmark was due to the strong performance of its underlying funds, led by the International Equity Fund, Growth & Income Fund and Growth Equity Fund. The Large-Cap Value Fund and the Bond Fund also had a positive impact on relative results. The Stock Index Fund’s return matched that of its benchmark for the six-month period. (Performance for the Balanced Fund’s underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      37

Balanced Fund

Performance as of June 30, 2015

		Total return		Average annual total return
	Inception date	6 months	1 year	since inception

Balanced Fund	1/31/2014	2.39%	4.06%	6.84%

Balanced Fund Composite Index*	—	1.36	3.50	6.97†

Broad market indexes
Barclays U.S. Aggregate Bond Index	—	–0.10	1.86	3.04†
Russell 3000® Index	—	1.94	7.29	12.77†

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

On June 30, 2015, the Balanced Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index, 40.0% Russell 3000 Index and 10.0% MSCI EAFE Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the fund.

Expense example

Period ended June 30, 2015

Balanced Fund	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period* (1/1/15-6/30/2015)	Effective expenses paid during period† (1/1/15–6/30/15)

Actual return	$1,000.00	$1,023.92	$0.50	$2.56

5% annual hypothetical return	1,000.00	1,024.30	0.50	2.56

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on each fund’s total expense ratio from the commencement of operations through period-end, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period, the total weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 6.

38      2015 Semiannual Report   ¡   TIAA-CREF Life Funds

Balanced Fund

Asset allocation

% of net assets as of 6/30/2015

Equity

U.S. equity	39.9

International equity	9.9

Fixed income	50.3

Other assets & liabilities, net	–0.1

Total	100.0

Target allocation

TIAA-CREF Life Funds   ¡   2015 Semiannual Report      39

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,839	*,e	Tesla Motors, Inc	$761,590	1.0%

			761,590	1.0

CAPITAL GOODS
4,092		Roper Industries, Inc	705,706	0.9
		Other	1,519,400	2.0

			2,225,106	2.9

COMMERCIAL & PROFESSIONAL SERVICES
12,839	*	Verisk Analytics, Inc	934,166	1.2

			934,166	1.2

CONSUMER DURABLES & APPAREL
15,078		Nike, Inc (Class B)	1,628,725	2.1
		Other	725,886	1.0

			2,354,611	3.1

CONSUMER SERVICES
17,597	*	Norwegian Cruise Line Holdings Ltd	986,136	1.3
37,121		Starbucks Corp	1,990,242	2.6
		Other	521,281	0.6

			3,497,659	4.5

DIVERSIFIED FINANCIALS
23,853		Charles Schwab Corp	778,800	1.0
3,211		IntercontinentalExchange Group, Inc	718,012	0.9
7,313		McGraw-Hill Financial, Inc	734,591	1.0
8,218		Moody’s Corp	887,215	1.2

			3,118,618	4.1

ENERGY
6,213	*	Concho Resources, Inc	707,412	0.9
7,490		EOG Resources, Inc	655,750	0.9
		Other	145,208	0.2

			1,508,370	2.0

FOOD & STAPLES RETAILING			394,139	0.5

FOOD, BEVERAGE & TOBACCO
8,674	*	Monster Beverage Corp	1,162,489	1.5
		Other	611,977	0.8

			1,774,466	2.3

HEALTH CARE EQUIPMENT & SERVICES
11,485	*	Cerner Corp	793,154	1.0
1,870	*	Intuitive Surgical, Inc	906,015	1.2
		Other	252,712	0.3

			1,951,881	2.5

HOUSEHOLD & PERSONAL PRODUCTS
19,044		Estee Lauder Cos (Class A)	1,650,353	2.1

			1,650,353	2.1

40	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

MATERIALS
16,567		Monsanto Co	$1,765,876	2.3%
7,394		PPG Industries, Inc	848,240	1.1
		Other	798,507	1.0

			3,412,623	4.4

MEDIA
9,321		Time Warner, Inc	814,749	1.0
14,725		Walt Disney Co	1,680,711	2.2

			2,495,460	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
9,279	*	Alexion Pharmaceuticals, Inc	1,677,365	2.2
5,883	*	Allergan plc	1,785,255	2.3
3,029	*	Biogen Idec, Inc	1,223,534	1.6
3,168	*	Biovail Corp	703,771	0.9
11,939		Bristol-Myers Squibb Co	794,421	1.0
14,567	*	Celgene Corp	1,685,912	2.2
14,620		Eli Lilly & Co	1,220,624	1.6
11,600		Gilead Sciences, Inc	1,358,128	1.8
4,011	*	Illumina, Inc	875,842	1.1
6,728		Thermo Electron Corp	873,025	1.1
		Other	1,583,854	2.1

			13,781,731	17.9

REAL ESTATE
19,686	*	CBRE Group, Inc	728,382	1.0

			728,382	1.0

RETAILING
6,804	*	Amazon.com, Inc	2,953,549	3.9
5,875		Expedia, Inc	642,431	0.8
15,294		Home Depot, Inc	1,699,622	2.2
		Other	1,636,775	2.1

			6,932,377	9.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
14,278		ARM Holdings plc (ADR)	703,477	0.9
		Other	762,106	1.0

			1,465,583	1.9

SOFTWARE & SERVICES
27,788	*	Adobe Systems, Inc	2,251,106	2.9
27,056	*	Facebook, Inc	2,320,458	3.0
3,173	*	Google, Inc	1,651,578	2.1
2,457	*	Google, Inc (Class A)	1,326,878	1.7
25,576		Intuit, Inc	2,577,294	3.4
2,963	*	LinkedIn Corp	612,245	0.8
21,230		Mastercard, Inc (Class A)	1,984,580	2.6
15,367	*	Red Hat, Inc	1,166,816	1.5
21,478	*	Salesforce.com, Inc	1,495,513	1.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	41

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
24,830		Visa, Inc (Class A)		$1,667,335	2.2%
23,437	*	Yahoo!, Inc		920,840	1.2
		Other		3,694,180	4.8

				21,668,823	28.1

TECHNOLOGY HARDWARE & EQUIPMENT
27,836		Apple, Inc		3,491,330	4.6
53,618		Cisco Systems, Inc		1,472,350	1.9
		Other		323,545	0.4

				5,287,225	6.9

TELECOMMUNICATION SERVICES
12,895	*	Level 3 Communications, Inc		679,180	0.9

				679,180	0.9

TRANSPORTATION				221,135	0.3

		TOTAL COMMON STOCKS	(Cost $58,962,942)	76,843,478	99.8

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
999,403	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		999,403	1.3

				999,403	1.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $999,403)	999,403	1.3

		TOTAL PORTFOLIO	(Cost $59,962,345)	77,842,881	101.1
		OTHER ASSETS & LIABILITIES, NET		(840,275)	(1.1)

		NET ASSETS		$77,002,606	100.0%

Abbreviation(s):

ADR     American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $989,996.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$1,195,062	0.8%

BANKS
118,095		Bank of America Corp	2,009,977	1.3
46,883		Citigroup, Inc	2,589,817	1.7
34,756		JPMorgan Chase & Co	2,355,067	1.5
35,401		Wells Fargo & Co	1,990,952	1.3
		Other	709,226	0.5

			9,655,039	6.3

CAPITAL GOODS
100,321		General Electric Co	2,665,529	1.8
10,897		Honeywell International, Inc	1,111,167	0.7
		Other	5,978,709	3.9

			9,755,405	6.4

COMMERCIAL & PROFESSIONAL SERVICES			758,214	0.5

CONSUMER DURABLES & APPAREL
19,422	*	Jarden Corp	1,005,088	0.7
27,424		Newell Rubbermaid, Inc	1,127,401	0.7
		Other	4,477,123	2.9

			6,609,612	4.3

CONSUMER SERVICES			2,245,761	1.5

DIVERSIFIED FINANCIALS
11,302		Moody’s Corp	1,220,164	0.8
34,211		Morgan Stanley	1,327,045	0.9
		Other	2,477,984	1.6

			5,025,193	3.3

ENERGY
12,935		Anadarko Petroleum Corp	1,009,706	0.7
12,648		Chevron Corp	1,220,153	0.8
13,596		EOG Resources, Inc	1,190,330	0.8
		Other	5,656,859	3.7

			9,077,048	6.0

FOOD & STAPLES RETAILING
12,882		CVS Corp	1,351,064	0.9
21,001		Kroger Co	1,522,783	1.0
		Other	1,163,955	0.8

			4,037,802	2.7

FOOD, BEVERAGE & TOBACCO
27,374		Mondelez International, Inc	1,126,166	0.8
21,507		PepsiCo, Inc	2,007,464	1.3
		Other	5,020,386	3.3

			8,154,016	5.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
4,448		McKesson Corp	$999,955	0.7%
7,034		Universal Health Services, Inc (Class B)	999,532	0.6
		Other	3,995,257	2.6

			5,994,744	3.9

HOUSEHOLD & PERSONAL PRODUCTS
20,975		Procter & Gamble Co	1,641,084	1.1
		Other	1,093,873	0.7

			2,734,957	1.8

INSURANCE
10,232	p	ACE Ltd	1,040,390	0.7
27,632		Hartford Financial Services Group, Inc	1,148,662	0.7
		Other	1,466,794	1.0

			3,655,846	2.4

MATERIALS
20,918		Dow Chemical Co	1,070,374	0.7
		Other	3,478,113	2.3

			4,548,487	3.0

MEDIA
19,527		Comcast Corp (Class A)	1,174,354	0.8
14,597		Time Warner, Inc	1,275,924	0.9
21,834		Walt Disney Co	2,492,133	1.6
		Other	1,559,114	1.0

			6,501,525	4.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
21,727		AbbVie, Inc	1,459,837	1.0
5,761	*	Allergan plc	1,748,233	1.1
8,564		Amgen, Inc	1,314,745	0.9
3,356	*,p	Biogen Idec, Inc	1,355,623	0.9
12,218	*	Celgene Corp	1,414,050	0.9
29,933		Merck & Co, Inc	1,704,086	1.1
52,573		Pfizer, Inc	1,762,773	1.2
		Other	7,327,874	4.8

			18,087,221	11.9

REAL ESTATE			1,156,673	0.8

RETAILING
3,201	*	Amazon.com, Inc	1,389,522	0.9
21,561		Home Depot, Inc	2,396,074	1.6
1,606	*	NetFlix, Inc	1,055,046	0.7
		Other	5,427,042	3.5

			10,267,684	6.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
31,994		Intel Corp	973,098	0.7
9,652	*	NXP Semiconductors NV	947,826	0.6
		Other	3,092,919	2.0

			5,013,843	3.3

44	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
27,090	*	Facebook, Inc		$2,323,374	1.5%
5,255	*	Google, Inc		2,735,280	1.8
17,414		Mastercard, Inc (Class A)		1,627,861	1.1
65,528		Microsoft Corp		2,893,061	1.9
28,729	p	Oracle Corp		1,157,779	0.7
17,286	*	Salesforce.com, Inc		1,203,624	0.8
		Other		6,995,059	4.6

				18,936,038	12.4

TECHNOLOGY HARDWARE & EQUIPMENT
54,186		Apple, Inc		6,796,279	4.4
76,321		Cisco Systems, Inc		2,095,775	1.4
		Other		1,057,433	0.7

				9,949,487	6.5

TELECOMMUNICATION SERVICES
41,158		AT&T, Inc		1,461,932	1.0
		Other		1,889,861	1.2

				3,351,793	2.2

TRANSPORTATION
24,557		Delta Air Lines, Inc		1,008,801	0.7
		Other		2,167,392	1.4

				3,176,193	2.1

UTILITIES
11,270		NextEra Energy, Inc		1,104,798	0.7
		Other		1,069,401	0.7

				2,174,199	1.4

		TOTAL COMMON STOCKS	(Cost $120,748,852)	152,061,842	99.9

PURCHASED OPTIONS
CAPITAL GOODS				48	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				36	0.0

		TOTAL PURCHASED OPTIONS	(Cost $970)	84	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,092,699	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,092,699	1.4

				2,092,699	1.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,092,699)	2,092,699	1.4

		TOTAL PORTFOLIO	(Cost $122,842,521)	154,154,625	101.3
		OTHER ASSETS & LIABILITIES, NET		(1,924,068)	(1.3)

		NET ASSETS		$152,230,557	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2015

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

At 6/30/15, the aggregate value of securities on loan is $2,049,374.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$367,950	0.4%

BANKS
168,535		Bank of America Corp	2,868,465	3.1
23,730		Citigroup, Inc	1,310,845	1.4
23,176		JPMorgan Chase & Co	1,570,406	1.7
40,339		Keycorp	605,892	0.6
42,995		Wells Fargo & Co	2,418,039	2.6
		Other	2,429,569	2.6

			11,203,216	12.0

CAPITAL GOODS
70,110		General Electric Co	1,862,823	2.0
13,901		SPX Corp	1,006,293	1.1
31,547		Terex Corp	733,468	0.8
		Other	3,414,275	3.6

			7,016,859	7.5

CONSUMER DURABLES & APPAREL
16,034	*	Jarden Corp	829,760	0.9
		Other	1,428,688	1.5

			2,258,448	2.4

CONSUMER SERVICES
19,736		ARAMARK Holdings Corp	611,224	0.6
		Other	2,117,284	2.3

			2,728,508	2.9

DIVERSIFIED FINANCIALS
32,853	*	E*Trade Financial Corp	983,948	1.1
29,347		Morgan Stanley	1,138,370	1.2
11,802		State Street Corp	908,754	1.0
32,653	*	Synchrony Financial	1,075,263	1.1
		Other	1,714,533	1.8

			5,820,868	6.2

ENERGY
19,744		Apache Corp	1,137,847	1.2
16,085		Chevron Corp	1,551,720	1.7
9,450	*	Diamondback Energy, Inc	712,341	0.8
7,229		EOG Resources, Inc	632,899	0.7
16,255		Exxon Mobil Corp	1,352,416	1.4
5,859		Pioneer Natural Resources Co	812,585	0.9
10,869		Schlumberger Ltd	936,799	1.0
		Other	3,792,123	4.0

			10,928,730	11.7

FOOD & STAPLES RETAILING
6,729		CVS Corp	705,738	0.8
		Other	236,685	0.2

			942,423	1.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
21,561		Pinnacle Foods, Inc	$981,888	1.1%
		Other	1,902,931	2.0

			2,884,819	3.1

HEALTH CARE EQUIPMENT & SERVICES
6,683		UnitedHealth Group, Inc	815,326	0.9
		Other	2,021,570	2.1

			2,836,896	3.0

HOUSEHOLD & PERSONAL PRODUCTS
22,542		Procter & Gamble Co	1,763,686	1.9

			1,763,686	1.9

INSURANCE
6,803		ACE Ltd	691,729	0.7
9,878		Allstate Corp	640,786	0.7
10,077		American International Group, Inc	622,960	0.7
6,791	*	Berkshire Hathaway, Inc (Class B)	924,323	1.0
15,884		Hartford Financial Services Group, Inc	660,298	0.7
		Other	2,700,428	2.9

			6,240,524	6.7

MATERIALS
71,304	*	Louisiana-Pacific Corp	1,214,307	1.3
12,677		Sealed Air Corp	651,344	0.7
		Other	1,892,864	2.0

			3,758,515	4.0

MEDIA			851,549	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
17,281		Agilent Technologies, Inc	666,701	0.7
11,644	*	Endo International plc	927,444	1.0
12,599		Johnson & Johnson	1,227,898	1.3
19,312		Merck & Co, Inc	1,099,432	1.2
61,537		Pfizer, Inc	2,063,336	2.2
		Other	2,112,051	2.3

			8,096,862	8.7

REAL ESTATE
28,725		Starwood Property Trust, Inc	619,598	0.7
		Other	1,621,645	1.7

			2,241,243	2.4

RETAILING
75,283	*,e	JC Penney Co, Inc	637,647	0.7
		Other	1,649,747	1.8

			2,287,394	2.5

48	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
16,751		Broadcom Corp (Class A)		$862,509	0.9%
45,211		Marvell Technology Group Ltd		596,107	0.7
		Other		2,068,864	2.2

				3,527,480	3.8

SOFTWARE & SERVICES
21,166		Microsoft Corp		934,479	1.0
29,278	*	Yahoo!, Inc		1,150,332	1.3
		Other		3,001,730	3.2

				5,086,541	5.5

TECHNOLOGY HARDWARE & EQUIPMENT
41,959		Cisco Systems, Inc		1,152,194	1.2
		Other		2,604,822	2.8

				3,757,016	4.0

TELECOMMUNICATION SERVICES
31,329		AT&T, Inc		1,112,806	1.1
15,766	*	Level 3 Communications, Inc		830,395	0.9
20,927		Telephone & Data Systems, Inc		615,254	0.7

				2,558,455	2.7

TRANSPORTATION				1,985,268	2.1

UTILITIES
31,088		FirstEnergy Corp		1,011,914	1.1
10,256		NextEra Energy, Inc		1,005,396	1.1
		Other		1,549,440	1.6

				3,566,750	3.8

		TOTAL COMMON STOCKS	(Cost $77,174,840)	92,710,000	99.2

RIGHTS / WARRANTS
MATERIALS				7,405	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $8,402)	7,405	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,465,284	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,465,284	2.6

				2,465,284	2.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,465,284)	2,465,284	2.6

		TOTAL PORTFOLIO	(Cost $79,648,526)	95,182,689	101.8
		OTHER ASSETS & LIABILITIES, NET		(1,752,444)	(1.8)

		NET ASSETS		$93,430,245	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	49

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2015

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,376,808.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
ASSET MANAGEMENT & CUSTODY BANKS
55,000		NorthStar Asset Management Group, Inc	$1,016,950	1.0%

			1,016,950	1.0

DIVERSIFIED CAPITAL MARKETS
26,600		HFF, Inc (Class A)	1,110,018	1.1

			1,110,018	1.1

DIVERSIFIED REITS
14,700		American Assets Trust,Inc	576,387	0.6
93,300		NorthStar Realty Finance Corp	1,483,470	1.4
136,800		Spirit Realty Capital, Inc	1,322,856	1.3

			3,382,713	3.3

HOTELS, RESORTS & CRUISE LINES
13,000		Starwood Hotels & Resorts Worldwide, Inc	1,054,170	1.0

			1,054,170	1.0

INDUSTRIAL REITS
109,200		Prologis, Inc	4,051,320	4.0
191,700		Rexford Industrial Realty, Inc	2,794,986	2.7
76,700		Terreno Realty Corp	1,510,990	1.5

			8,357,296	8.2

INTERNET SOFTWARE & SERVICES
6,600		Equinix, Inc	1,676,400	1.7

			1,676,400	1.7

MORTGAGE REITS
38,300		Starwood Property Trust, Inc	826,131	0.8
		Other	230,906	0.2

			1,057,037	1.0

OFFICE REITS
36,200		Boston Properties, Inc	4,381,648	4.2
55,420		Gramercy Property Trust, Inc	1,295,165	1.3
63,300		Hudson Pacific Properties	1,795,821	1.8
30,300		Kilroy Realty Corp	2,034,645	2.0
23,800		SL Green Realty Corp	2,615,382	2.6
29,700		Vornado Realty Trust	2,819,421	2.8

			14,942,082	14.7

REAL ESTATE OPERATING COMPANIES
47,000	*	Forest City Enterprises, Inc (Class A)	1,038,700	1.0

			1,038,700	1.0

REAL ESTATE SERVICES
17,300	*	CBRE Group, Inc	640,100	0.6
43,300		Kennedy-Wilson Holdings, Inc	1,064,747	1.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

REAL ESTATE SERVICES—continued
21,600	*	Marcus & Millichap, Inc		$996,624	1.0%
		Other		156,849	0.2

				2,858,320	2.8

RESIDENTIAL REITS
34,700		Apartment Investment & Management Co (Class A)		1,281,471	1.3
27,500		AvalonBay Communities, Inc		4,396,425	4.3
8,600		Camden Property Trust		638,808	0.6
25,300		Equity Lifestyle Properties, Inc		1,330,274	1.3
65,000		Equity Residential		4,561,050	4.5
15,100		Essex Property Trust, Inc		3,208,750	3.2
19,500		Post Properties, Inc		1,060,215	1.0
15,100		Sun Communities, Inc		933,633	0.9
		Other		200,630	0.2

				17,611,256	17.3

RETAIL REITS
21,600		Acadia Realty Trust		628,776	0.6
53,300		Equity One, Inc		1,244,022	1.2
17,300		Federal Realty Investment Trust		2,215,957	2.2
135,000		General Growth Properties, Inc		3,464,100	3.4
18,300		Macerich Co		1,365,180	1.3
34,700		Regency Centers Corp		2,046,606	2.0
43,300		Retail Opportunities Investment Corp		676,346	0.7
52,000		Simon Property Group, Inc		8,997,040	8.9
23,800		Taubman Centers, Inc		1,654,100	1.6

				22,292,127	21.9

SPECIALIZED REITS
34,700		American Tower Corp		3,237,163	3.2
20,000		Chatham Lodging Trust		529,400	0.5
70,000		CubeSmart		1,621,200	1.6
71,700		DiamondRock Hospitality Co		918,477	0.9
26,600		Extra Space Storage, Inc		1,734,852	1.7
43,590		Health Care REIT, Inc		2,860,812	2.8
53,300		Healthcare Trust of America, Inc		1,276,535	1.3
60,000		Host Marriott Corp		1,189,800	1.2
14,300		Public Storage, Inc		2,636,491	2.6
163,400	*	Strategic Hotels & Resorts, Inc		1,980,408	1.9
115,000		Sunstone Hotel Investors, Inc		1,726,150	1.7
51,700		Ventas, Inc		3,210,053	3.1
		Other		182,350	0.2

				23,103,691	22.7

		TOTAL COMMON STOCKS	(Cost $80,443,019)	99,500,760	97.7

		TOTAL PORTFOLIO	(Cost $80,443,019)	99,500,760	97.7
		OTHER ASSETS & LIABILITIES, NET		2,317,615	2.3

		NET ASSETS		$101,818,375	100.0%

52	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2015

Abbreviation(s):

REIT    Real Estate Investment Trust

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	53

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
6,629	*	Tenneco, Inc	$380,770	0.7%
		Other	413,049	0.8

			793,819	1.5

BANKS
14,382		Cathay General Bancorp	466,696	0.9
13,049		FirstMerit Corp	271,811	0.5
31,224		Investors Bancorp, Inc	384,055	0.7
38,762	*	MGIC Investment Corp	441,112	0.8
24,642		National Penn Bancshares, Inc	277,962	0.5
8,969		PrivateBancorp, Inc	357,146	0.7
5,825		Prosperity Bancshares, Inc	336,335	0.7
13,890		Provident Financial Services, Inc	263,771	0.5
17,600		Umpqua Holdings Corp	316,624	0.6
11,300	*	Western Alliance Bancorp	381,488	0.7
		Other	1,659,663	3.2

			5,156,663	9.8

CAPITAL GOODS
6,297		EMCOR Group, Inc	300,808	0.6
2,490	*	Teledyne Technologies, Inc	262,720	0.5
		Other	3,301,910	6.2

			3,865,438	7.3

COMMERCIAL & PROFESSIONAL SERVICES
8,197		ABM Industries, Inc	269,435	0.5
7,632		Korn/Ferry International	265,365	0.5
13,341		Rollins, Inc	380,619	0.7
10,413	*	TrueBlue, Inc	311,349	0.6
		Other	1,121,626	2.1

			2,348,394	4.4

CONSUMER DURABLES & APPAREL			1,285,329	2.4

CONSUMER SERVICES
3,600		Jack in the Box, Inc	317,376	0.6
11,187		Service Corp International	329,233	0.7
3,900		Vail Resorts, Inc	425,880	0.8
		Other	1,385,630	2.6

			2,458,119	4.7

DIVERSIFIED FINANCIALS
6,038		Evercore Partners, Inc (Class A)	325,810	0.6
		Other	276,614	0.5

			602,424	1.1

ENERGY			2,206,825	4.2

54	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING
3,328		Casey’s General Stores, Inc	$318,623	0.6%
		Other	238,807	0.5

			557,430	1.1

FOOD, BEVERAGE & TOBACCO
2,950		Lancaster Colony Corp	268,007	0.5
		Other	923,590	1.8

			1,191,597	2.3

HEALTH CARE EQUIPMENT & SERVICES
8,918	*	AMN Healthcare Services, Inc	281,720	0.5
7,454	*	Cynosure, Inc (Class A)	287,575	0.6
		Other	3,865,128	7.3

			4,434,423	8.4

INSURANCE
5,363		Aspen Insurance Holdings Ltd	256,888	0.5
		Other	1,153,392	2.2

			1,410,280	2.7

MATERIALS
9,700	*	Berry Plastics Group, Inc	314,280	0.6
4,988		Minerals Technologies, Inc	339,832	0.6
		Other	1,631,333	3.1

			2,285,445	4.3

MEDIA
10,760	*	Live Nation, Inc	295,792	0.6
		Other	176,257	0.3

			472,049	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,526	*	Cepheid, Inc	276,765	0.5
8,162	*	PRA Health Sciences, Inc	296,525	0.6
		Other	4,850,963	9.2

			5,424,253	10.3

REAL ESTATE
12,557		CubeSmart	290,820	0.6
26,248		DiamondRock Hospitality Co	336,237	0.6
9,340		DuPont Fabros Technology, Inc	275,063	0.5
6,200		Entertainment Properties Trust	339,636	0.6
4,007		Sovran Self Storage, Inc	348,248	0.7
		Other	2,387,454	4.5

			3,977,458	7.5

RETAILING
14,900	e	American Eagle Outfitters, Inc	256,578	0.5
		Other	1,296,190	2.4

			1,552,768	2.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				$1,942,326	3.7%

SOFTWARE & SERVICES
7,390	*	Aspen Technology, Inc		336,614	0.6
4,686	*	EPAM Systems, Inc		333,784	0.6
5,970	*	Manhattan Associates, Inc		356,111	0.7
4,439		MAXIMUS, Inc		291,775	0.5
10,621	*	Progress Software Corp		292,078	0.6
2,902	*	Tyler Technologies, Inc		375,461	0.7
		Other		3,319,567	6.3

				5,305,390	10.0

TECHNOLOGY HARDWARE & EQUIPMENT
14,367	*	Sanmina Corp		289,639	0.6
		Other		2,236,636	4.2

				2,526,275	4.8

TELECOMMUNICATION SERVICES
15,792		Inteliquent, Inc		290,573	0.6
55,815	*	Vonage Holdings Corp		274,051	0.5
		Other		333,901	0.6

				898,525	1.7

TRANSPORTATION
8,246		Matson, Inc		346,662	0.6
		Other		889,293	1.7

				1,235,955	2.3

UTILITIES
6,890		American States Water Co		257,617	0.5
8,583		Avista Corp		263,069	0.5
		Other		1,026,432	1.9

				1,547,118	2.9

		TOTAL COMMON STOCKS	(Cost $46,546,260)	53,478,303	101.2

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,550,522	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,550,522	4.8

				2,550,522	4.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,550,522)	2,550,522	4.8

		TOTAL PORTFOLIO	(Cost $49,096,782)	56,028,825	106.0
		OTHER ASSETS & LIABILITIES, NET		(3,173,791)	(6.0)

		NET ASSETS		$52,855,034	100.0%

56	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2015

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,547,193.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	57

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2015

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
30,738	Ford Motor Co	$461,378	0.7%
	Other	849,240	1.4

		1,310,618	2.1

BANKS
4,648	PNC Financial Services Group, Inc	444,581	0.7
11,680	US Bancorp	506,912	0.8
	Other	1,519,420	2.4

		2,470,913	3.9

CAPITAL GOODS
3,771	3M Co	581,865	0.9
5,316	Danaher Corp	454,997	0.7
	Other	3,343,531	5.4

		4,380,393	7.0

COMMERCIAL & PROFESSIONAL SERVICES		438,748	0.7

CONSUMER DURABLES & APPAREL
4,850	Nike, Inc (Class B)	523,897	0.8
	Other	217,595	0.4

		741,492	1.2

CONSUMER SERVICES
5,916	McDonald’s Corp	562,434	0.9
9,824	Starbucks Corp	526,714	0.9
	Other	694,683	1.1

		1,783,831	2.9

DIVERSIFIED FINANCIALS
6,348	American Express Co	493,366	0.8
10,330	Bank of New York Mellon Corp	433,550	0.7
1,205	BlackRock, Inc	416,906	0.6
	Other	2,940,705	4.7

		4,284,527	6.8

ENERGY
4,762	EOG Resources, Inc	416,913	0.7
	Other	4,096,409	6.5

		4,513,322	7.2

FOOD & STAPLES RETAILING		650,568	1.0

FOOD, BEVERAGE & TOBACCO
7,132	General Mills, Inc	397,395	0.6
12,226	Mondelez International, Inc	502,977	0.8
7,423	PepsiCo, Inc	692,863	1.1
	Other	879,490	1.4

		2,472,725	3.9

58	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES			$1,844,728	2.9%

HOUSEHOLD & PERSONAL PRODUCTS
7,199		Colgate-Palmolive Co	470,887	0.8
10,806		Procter & Gamble Co	845,462	1.3
		Other	349,229	0.6

			1,665,578	2.7

INSURANCE
7,249	*	Berkshire Hathaway, Inc (Class B)	986,661	1.6
4,628		Prudential Financial, Inc	405,043	0.6
		Other	2,231,705	3.6

			3,623,409	5.8

MATERIALS
4,061		LyondellBasell Industries AF S.C.A	420,395	0.7
		Other	2,605,279	4.1

			3,025,674	4.8

MEDIA
2,469		Time Warner Cable, Inc	439,902	0.7
5,773		Time Warner, Inc	504,618	0.8
		Other	766,459	1.2

			1,710,979	2.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,004		Amgen, Inc	614,694	1.0
1,403	*	Biogen Idec, Inc	566,728	0.9
9,206		Bristol-Myers Squibb Co	612,567	1.0
6,760		Gilead Sciences, Inc	791,461	1.3
10,883		Johnson & Johnson	1,060,657	1.7
13,355		Merck & Co, Inc	760,300	1.2
		Other	1,911,208	3.0

			6,317,615	10.1

REAL ESTATE
4,397		American Tower Corp	410,196	0.7
2,645		Simon Property Group, Inc	457,638	0.7
		Other	1,867,985	3.0

			2,735,819	4.4

RETAILING
7,056		Lowe’s Companies, Inc	472,540	0.7
		Other	1,364,243	2.2

			1,836,783	2.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23,401		Intel Corp	711,741	1.1
8,734		Texas Instruments, Inc	449,888	0.7
		Other	529,689	0.9

			1,691,318	2.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
4,938		Accenture plc		$477,900	0.8%
5,104	*	Adobe Systems, Inc		413,475	0.7
6,617	*	Cognizant Technology Solutions Corp (Class A)		404,232	0.6
1,362	*	Google, Inc		708,935	1.1
1,327	*	Google, Inc (Class A)		716,633	1.1
4,463		International Business Machines Corp		725,951	1.2
4,829		Mastercard, Inc (Class A)		451,415	0.7
16,562		Oracle Corp		667,449	1.1
5,815	*	Salesforce.com, Inc		404,898	0.7
10,178	*	Yahoo!, Inc		399,894	0.6
		Other		1,714,496	2.7

				7,085,278	11.3

TECHNOLOGY HARDWARE & EQUIPMENT
24,900		Cisco Systems, Inc		683,754	1.1
16,718		EMC Corp		441,188	0.7
14,683		Hewlett-Packard Co		440,637	0.7
9,257		Qualcomm, Inc		579,766	0.9
		Other		436,993	0.7

				2,582,338	4.1

TELECOMMUNICATION SERVICES
17,905		Verizon Communications, Inc		834,552	1.3
		Other		420,936	0.7

				1,255,488	2.0

TRANSPORTATION
4,997		United Parcel Service, Inc (Class B)		484,259	0.8
		Other		1,253,298	2.0

				1,737,557	2.8

UTILITIES
4,248		NextEra Energy, Inc		416,431	0.7
		Other		1,706,842	2.7

				2,123,273	3.4

		TOTAL COMMON STOCKS	(Cost $41,766,421)	62,282,974	99.3

RIGHTS/WARRANTS

		TOTAL PORTFOLIO	(Cost $41,766,421)	62,282,974	99.3
		OTHER ASSETS & LIABILITIES, NET		424,218	0.7

		NET ASSETS		$62,707,192	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,931,977	1.2%

BANKS
153,258		Bank of America Corp	2,608,451	0.8
44,280		Citigroup, Inc	2,446,027	0.7
54,140		JPMorgan Chase & Co	3,668,527	1.1
67,964		Wells Fargo & Co	3,822,295	1.1
		Other	8,305,761	2.5

			20,851,061	6.2

CAPITAL GOODS
9,265		3M Co	1,429,589	0.4
10,100		Boeing Co	1,401,072	0.4
146,987		General Electric Co	3,905,445	1.2
13,001		United Technologies Corp	1,442,201	0.4
		Other	17,090,490	5.1

			25,268,797	7.5

COMMERCIAL & PROFESSIONAL SERVICES			3,570,248	1.1

CONSUMER DURABLES & APPAREL			5,646,087	1.7

CONSUMER SERVICES			7,488,789	2.2

DIVERSIFIED FINANCIALS			13,453,443	4.0

ENERGY
27,441		Chevron Corp	2,647,233	0.8
60,985	d	Exxon Mobil Corp	5,073,952	1.5
18,351		Schlumberger Ltd	1,581,673	0.5
		Other	14,864,321	4.4

			24,167,179	7.2

FOOD & STAPLES RETAILING
16,474		CVS Corp	1,727,793	0.5
23,065		Wal-Mart Stores, Inc	1,636,001	0.5
		Other	3,410,521	1.0

			6,774,315	2.0

FOOD, BEVERAGE & TOBACCO
28,642		Altria Group, Inc	1,400,880	0.4
57,232		Coca-Cola Co	2,245,211	0.7
21,546		PepsiCo, Inc	2,011,104	0.6
22,550		Philip Morris International, Inc	1,807,833	0.5
		Other	7,369,622	2.2

			14,834,650	4.4

HEALTH CARE EQUIPMENT & SERVICES
20,811		Medtronic plc	1,542,095	0.5
13,899		UnitedHealth Group, Inc	1,695,678	0.5
		Other	14,940,446	4.4

			18,178,219	5.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
39,584		Procter & Gamble Co	$3,097,052	0.9%
		Other	2,466,656	0.8

			5,563,708	1.7

INSURANCE
27,133	*	Berkshire Hathaway, Inc (Class B)	3,693,073	1.1
		Other	9,838,489	2.9

			13,531,562	4.0

MATERIALS			11,671,706	3.5

MEDIA
30,992		Comcast Corp (Class A)	1,863,859	0.6
24,759		Walt Disney Co	2,825,992	0.8
		Other	7,193,075	2.2

			11,882,926	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
25,551		AbbVie, Inc	1,716,772	0.5
5,726	*	Allergan plc	1,737,612	0.5
11,102		Amgen, Inc	1,704,379	0.5
3,436	*	Biogen Idec, Inc	1,387,938	0.4
24,342		Bristol-Myers Squibb Co	1,619,717	0.5
11,586	*	Celgene Corp	1,340,906	0.4
21,447		Gilead Sciences, Inc	2,511,015	0.7
40,453		Johnson & Johnson	3,942,549	1.2
41,231		Merck & Co, Inc	2,347,281	0.7
89,846		Pfizer, Inc	3,012,536	0.9
		Other	11,119,029	3.4

			32,439,734	9.7

REAL ESTATE			12,931,692	3.9

RETAILING
5,563	*	Amazon.com, Inc	2,414,843	0.7
18,961		Home Depot, Inc	2,107,136	0.6
		Other	11,187,128	3.4

			15,709,107	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
69,246		Intel Corp	2,106,117	0.6
		Other	5,854,505	1.8

			7,960,622	2.4

SOFTWARE & SERVICES
31,578	*	Facebook, Inc	2,708,287	0.8
4,293	*	Google, Inc	2,234,549	0.7
4,207	*	Google, Inc (Class A)	2,271,948	0.7
13,254		International Business Machines Corp	2,155,896	0.6
14,602		Mastercard, Inc (Class A)	1,364,995	0.4
117,990		Microsoft Corp	5,209,258	1.5

62	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
46,255		Oracle Corp		$1,864,077	0.6%
28,575		Visa, Inc (Class A)		1,918,811	0.6
		Other		15,553,487	4.5

				35,281,308	10.4

TECHNOLOGY HARDWARE & EQUIPMENT
84,006		Apple, Inc		10,536,453	3.1
74,239		Cisco Systems, Inc		2,038,603	0.6
23,807		Qualcomm, Inc		1,491,032	0.5
		Other		6,067,563	1.8

				20,133,651	6.0

TELECOMMUNICATION SERVICES
75,727		AT&T, Inc		2,689,823	0.8
59,513		Verizon Communications, Inc		2,773,901	0.8
		Other		1,274,847	0.4

				6,738,571	2.0

TRANSPORTATION				7,217,117	2.0

UTILITIES				9,521,517	2.8

		TOTAL COMMON STOCKS	(Cost $200,244,529)	334,747,986	99.6

RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,193	0.0

TELECOMMUNICATION SERVICES				1,789	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $2,812)	2,982	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
7,283,610	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		7,283,610	2.1

				7,283,610	2.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $7,283,610)	7,283,610	2.1

		TOTAL PORTFOLIO	(Cost $207,530,951)	342,034,578	101.7
		OTHER ASSETS & LIABILITIES, NET		(5,867,806)	(1.7)

		NET ASSETS		$336,166,772	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.

At 6/30/15, the aggregate value of securities on loan is $7,125,358.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	63

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2015

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
24,075		BHP Billiton Ltd	$491,102	0.5%
		Other	33,249	0.0

			524,351	0.5

BELGIUM			227,120	0.2

FRANCE
108,044		Accor S.A.	5,468,117	5.4
3,854		Aeroports de Paris	435,350	0.4
24,514		Compagnie de Saint-Gobain	1,106,596	1.1
21,555		Edenred	532,597	0.5
49,455	g	Elior Participations S.C.A	991,859	1.0
40,480		Essilor International S.A.	4,849,521	4.8
40,172		Renault S.A.	4,211,928	4.1
103,058		Rexel S.A.	1,663,008	1.6
25,396		Vinci S.A.	1,473,926	1.4
		Other	545,038	0.6

			21,277,940	20.9

GERMANY
67,785		Adidas-Salomon AG.	5,186,521	5.1
249,362	*	Commerzbank AG.	3,187,745	3.1
14,218		Henkel KGaA (Preference)	1,595,487	1.6
22,361		Linde AG.	4,237,708	4.2

			14,207,461	14.0

HONG KONG			18,005	0.0

INDIA
58,464		Ceat Ltd	607,006	0.6
8,972		Eicher Motors Ltd	2,756,432	2.7
158,064	*	HDFC Bank Ltd	2,646,014	2.6
140,221		IndusInd Bank Ltd	1,919,905	1.9
80,711		Larsen & Toubro Ltd	2,255,916	2.2

			10,185,273	10.0

INDONESIA
976,500		PT Indofood Sukses Makmur Tbk	480,511	0.5

			480,511	0.5

JAPAN
31,800		Don Quijote Co Ltd	1,353,057	1.3
4,100	e	Fast Retailing Co Ltd	1,859,231	1.8
36,700		Hoya Corp	1,469,825	1.4
46,300		Mazda Motor Corp	906,035	0.9
20,100		Murata Manufacturing Co Ltd	3,507,758	3.4
31,000	e	NGK Insulators Ltd	797,662	0.8
15,800		NKSJ Holdings, Inc	578,536	0.6
84,425	e	Olympus Corp	2,914,774	2.9

64	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

JAPAN—continued
121,250	*	Sony Corp		$3,443,119	3.4%
12,300		Toyota Motor Corp		823,082	0.8
		Other		1,300,559	1.3

				18,953,638	18.6

NETHERLANDS
24,440	*,g	GrandVision NV		603,792	0.6
24,352		Heineken NV		1,851,418	1.8
171,524		ING Groep NV		2,848,219	2.8
		Other		144,163	0.1

				5,447,592	5.3

NORWAY
49,540		Statoil ASA		885,924	0.9

				885,924	0.9

SPAIN
26,683	e	Endesa S.A.		511,023	0.5

				511,023	0.5

SWEDEN
68,297		SKF AB (B Shares)		1,558,402	1.5
271,729		Volvo AB (B Shares)		3,374,201	3.3

				4,932,603	4.8

SWITZERLAND
3,572		Burckhardt Compression Holding AG.		1,353,089	1.3
2,280		Geberit AG.		760,139	0.8
9,813		Holcim Ltd		724,058	0.7
12,469		Swatch Group AG. (Registered)		936,611	0.9
3,751		Zurich Financial Services AG.		1,141,916	1.1
		Other		165,612	0.2

				5,081,425	5.0

UNITED KINGDOM
10,349		Associated British Foods plc		466,348	0.5
356,506		Barclays plc		1,461,193	1.4
76,662		Essentra plc		1,195,543	1.2
953,075		Group 4 Securicor plc		4,018,667	4.0
623,004		Man Group plc		1,535,496	1.5
446,285		Sky plc		7,268,928	7.1
57,703		Weir Group plc		1,537,913	1.5
		Other		285,849	0.3

				17,769,937	17.5

		TOTAL COMMON STOCKS	(Cost $91,869,416)	100,502,803	98.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	65

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2015

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,818,026	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$3,818,026	3.8%

				3,818,026	3.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,818,026)	3,818,026	3.8

		TOTAL PORTFOLIO	(Cost $95,687,442)	104,320,829	102.5
		OTHER ASSETS & LIABILITIES, NET		(2,547,006)	(2.5)

		NET ASSETS		$101,773,823	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,627,113.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $1,595,651 or 1.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

66	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2015

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$33,119,453	32.4%
INDUSTRIALS	25,244,608	24.8
FINANCIALS	16,139,733	15.9
HEALTH CARE	9,490,436	9.3
MATERIALS	6,904,465	6.8
CONSUMER STAPLES	4,445,062	4.4
INFORMATION TECHNOLOGY	3,760,544	3.7
ENERGY	887,479	0.9
UTILITIES	511,023	0.5
SHORT-TERM INVESTMENTS	3,818,026	3.8
OTHER ASSETS & LIABILITES, NET	(2,547,006)	(2.5)

NET ASSETS	$101,773,823	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	67

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2015

Principal		Issuer		Value	% of net assets

BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS				$243,181	0.1%

COMMERCIAL & PROFESSIONAL SERVICES				323,706	0.2

CONSUMER DURABLES & APPAREL				91,576	0.0

CONSUMER SERVICES				132,950	0.1

DIVERSIFIED FINANCIALS				98,054	0.0

ENERGY				70,360	0.0

FOOD, BEVERAGE & TOBACCO				54,305	0.1

HEALTH CARE EQUIPMENT & SERVICES				232,057	0.0

INSURANCE				44,830	0.0

MATERIALS				356,078	0.2

MEDIA				410,535	0.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				12,524	0.0

SOFTWARE & SERVICES				406,549	0.2

TECHNOLOGY HARDWARE & EQUIPMENT				89,225	0.0

TELECOMMUNICATION SERVICES				99,792	0.1

		TOTAL BANK LOAN OBLIGATIONS	(Cost $2,672,204)	2,665,722	1.2

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS				387,352	0.2

BANKS
$ 1,025,000		Capital One Bank USA NA	2.950%, 07/23/21	1,006,778	0.5
		Other		12,334,436	5.5

				13,341,214	6.0

CAPITAL GOODS
925,000		John Deere Capital Corp	1.950%, 03/04/19	926,251	0.4
		Other		2,675,224	1.2

				3,601,475	1.6

COMMERCIAL & PROFESSIONAL SERVICES				2,455,308	1.1

CONSUMER DURABLES & APPAREL				199,458	0.1

CONSUMER SERVICES				524,442	0.2

DIVERSIFIED FINANCIALS
1,325,000		American Express Credit Corp	1.300%, 07/29/16	1,329,104	0.6
725,000		American Express Credit Corp	2.250%, 08/15/19	725,665	0.3
750,000	g,i	Armor Re Ltd	4.080%, 12/15/16	741,000	0.3
750,000		Ford Motor Credit Co LLC	2.597%, 11/04/19	743,933	0.4

68	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2015

Principal	Issuer		Value	% of net assets

DIVERSIFIED FINANCIALS—continued
$ 750,000	General Electric Capital Corp	3.100%, 01/09/23	$746,993	0.4%
	Other		8,189,107	3.7

			12,475,802	5.7

ENERGY			7,692,065	3.6

FOOD & STAPLES RETAILING			932,552	0.4

FOOD, BEVERAGE & TOBACCO			2,707,667	1.3

HEALTH CARE EQUIPMENT & SERVICES			3,430,991	1.7

HOUSEHOLD & PERSONAL PRODUCTS			351,030	0.2

INSURANCE			4,277,496	2.0

MATERIALS
598,000	International Paper Co	4.750%, 02/15/22	646,646	0.3
	Other		4,420,247	2.0

			5,066,893	2.3

MEDIA			4,879,366	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,242,818	1.5

REAL ESTATE			2,651,603	1.2

RETAILING
725,000	O’Reilly Automotive, Inc	3.800%, 09/01/22	738,662	0.3
	Other		1,522,251	0.7

			2,260,913	1.0

SOFTWARE & SERVICES
1,170,000	Fidelity National Information Services, Inc	5.000%, 03/15/22	1,234,704	0.6
	Other		1,478,298	0.7

			2,713,002	1.3

TECHNOLOGY HARDWARE & EQUIPMENT			2,587,947	1.2

TELECOMMUNICATION SERVICES
1,045,000	Verizon Communications, Inc	2.625%, 02/21/20	1,041,766	0.5
675,000	Verizon Communications, Inc	3.450%, 03/15/21	687,352	0.3
	Other		4,603,511	2.1

			6,332,629	2.9

TRANSPORTATION			3,889,910	1.8

UTILITIES			8,724,035	4.0

	TOTAL CORPORATE BONDS	(Cost $95,235,698)	94,725,968	43.5

GOVERNMENT BONDS
AGENCY SECURITIES			554,441	0.3

FOREIGN GOVERNMENT BONDS			8,111,179	3.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	69

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2015

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED
$ 5,121,331		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 05/01/44	$5,288,188	2.4%
952,036		Federal National Mortgage Association (FNMA)	2.500%, 10/01/27	969,234	0.4
734,120		FNMA	3.000%, 03/01/28	762,469	0.3
956,517		FNMA	3.000%, 01/01/35	972,647	0.4
1,279,877		FNMA	5.500%, 07/01/40	1,438,255	0.7
633,745		FNMA	6.000%, 10/01/40	721,630	0.3
1,772,544		FNMA	4.500%, 11/01/40	1,919,236	0.9
3,403,833		FNMA	3.000%, 02/01/43	3,400,429	1.6
1,529,648		FNMA	3.000%, 05/01/43	1,526,697	0.7
2,387,705		FNMA	4.000%, 11/01/43	2,540,448	1.2
1,351,833		FNMA	4.000%, 07/01/44	1,443,790	0.7
987,106		FNMA	4.500%, 11/01/44	1,086,584	0.5
990,098		FNMA	4.000%, 12/01/44	1,055,517	0.5
983,192		FNMA	4.000%, 01/01/45	1,052,499	0.5
7,248,397	i	FNMA	0.537%–7.500%, 04/01/18–10/01/44	7,313,401	3.3
1,627,241		Government National Mortgage Association (GNMA)	3.500%, 11/15/42	1,697,856	0.8
866,441		GNMA	3.000%, 02/20/43	877,876	0.4
2,691,990		GNMA	3.500%–6.000%, 07/15/33–02/15/45	2,233,989	1.0
		Other		1,914,473	0.9

				38,215,218	17.5

MUNICIPAL BONDS				1,532,041	0.7

U.S. TREASURY SECURITIES
1,255,000		United States Treasury Bond	5.375%, 02/15/31	1,683,660	0.8
750,000		United States Treasury Bond	4.750%, 02/15/37	968,320	0.4
2,035,000		United States Treasury Bond	2.500%, 02/15/45	1,782,534	0.8
1,300,000		United States Treasury Note	0.625%, 05/31/17	1,299,289	0.6
4,600,000		United States Treasury Note	1.125%, 06/15/18	4,614,734	2.1
13,567,000		United States Treasury Note	1.500%, 05/31/20	13,479,032	6.2
1,234,000		United States Treasury Note	2.750%, 02/15/24	1,279,504	0.6
727,600		United States Treasury Note	2.125%, 05/15/25	713,218	0.3
		Other		2,517,215	1.2

				28,337,506	13.0

		TOTAL GOVERNMENT BONDS	(Cost $76,885,351)	76,750,385	35.3

STRUCTURED ASSETS
ASSET BACKED
1,000,000		Capital Automotive REIT
		Series 2014-1A (Class A)	3.660%, 10/15/44	995,484	0.4
815,900		Santander Drive Auto Receivables Trust
		Series 2014-3 (Class A2A)	0.540%, 08/15/17	815,257	0.4
		Other		9,817,499	4.4

				11,628,240	5.2

OTHER MORTGAGE BACKED
2,000,000		Banc of America Commercial Mortgage Trust
		Series 2006-2 (Class AJ)	5.954%, 05/10/45	2,060,862	0.9
1,175,000		Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	6.118%, 09/11/42	1,256,176	0.6
2,735,000		COBALT CMBS Commercial Mortgage Trust

70	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2015

Principal		Issuer		Value	% of net assets

OTHER MORTGAGE BACKED—continued
		Series 2007-C3 (Class AM)	5.771%, 05/15/46	$2,862,300	1.3%
$ 1,000,000		LB-UBS Commercial Mortgage Trust
		Series 2007-C6 (Class AM)	6.114%, 07/15/40	1,069,917	0.5
1,200,000		Morgan Stanley Capital I Trust
		Series 2006-HQ10 (Class AJ)	5.389%, 11/12/41	1,231,969	0.6
1,000,000		Structured Agency Credit Risk Debt Note (STACR)
		Series 2015-HQ1 (Class M2)	2.387%, 03/25/25	992,822	0.5
1,250,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.383%, 12/15/43	1,313,400	0.6
980,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AM)	5.818%, 05/15/46	1,052,299	0.5
1,200,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AJ)	6.144%, 05/15/46	1,251,643	0.6
2,150,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class AM)	5.591%, 04/15/47	2,280,817	1.0
1,500,000	g	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 (Class AMFX)	5.703%, 06/15/49	1,591,737	0.7
1,260,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 (Class AJ)	5.750%, 06/15/49	1,291,768	0.6
		Other		10,533,843	4.8

				28,789,553	13.2

		TOTAL STRUCTURED ASSETS	(Cost $40,275,635)	40,417,793	18.4

		TOTAL BONDS	(Cost $212,396,684)	211,894,146	97.2

Shares		Company
PREFERRED STOCKS
BANKS				85,433	0.0

		TOTAL PREFERRED STOCKS	(Cost $569,550)	85,433	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT				400,002	0.2

				400,002	0.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $399,959)	400,002	0.2

		TOTAL PORTFOLIO	(Cost $216,038,397)	215,045,303	98.6
		OTHER ASSETS & LIABILITIES, NET		3,088,243	1.4

		NET ASSETS		$218,133,546	100.0%

Abbreviation(s):

REIT    Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities, including those in “Other,” was $31,747,424 or 14.6% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	71

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2015

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 500,000		Banco Del Estado De Chile	0.210%, 07/08/15	$500,000	0.7%
500,000		Banco Del Estado De Chile	0.210%, 07/20/15	500,000	0.7

				1,000,000	1.4

COMMERCIAL PAPER
910,000		American Honda Finance Corp	0.120%–0.125%, 07/07/15	909,981	1.3
1,000,000	y	Apple, Inc	0.095%, 07/23/15	999,942	1.4
570,000	y	Ciesco LLC	0.200%, 09/14/15	569,762	0.8
515,000	y	Coca-Cola Co	0.110%, 07/10/15	514,986	0.7
700,000	y	Coca-Cola Co	0.150%, 09/10/15	699,793	1.0
800,000	y	Commonwealth Bank of Australia	0.200%–0.245%, 08/17/15–10/02/15	799,605	1.1
700,000	y	DBS Bank Ltd	0.150%–0.190%, 07/13/15–08/25/15	699,869	1.0
1,000,000		Exxon Mobil Corp	0.100%–0.125%, 08/24/15–09/22/15	999,781	1.4
600,000	y	Fairway Finance LLC	0.160%, 07/06/15	599,987	0.8
750,000	y	Fairway Finance LLC	0.180%–0.210%, 08/24/15–09/21/15	749,745	1.1
670,000		General Electric Capital Corp	0.240%, 08/04/15	669,848	0.9
895,000	y	Johnson & Johnson	0.100%, 09/14/15	894,814	1.3
1,302,000		JPMorgan Chase Bank NA	0.210%–0.300%, 07/20/15–09/15/15	1,301,526	1.8
1,000,000	y	National Australia Bank Ltd	0.170%–0.190%, 08/25/15–09/01/15	999,707	1.4
1,000,000	y	Nestle Capital Corp	0.140%, 07/08/15	999,973	1.4
540,000	y	Novartis Finance Corp	0.150%, 08/11/15	539,908	0.8
1,350,000	y	Old Line Funding LLC	0.150%–0.260%, 07/15/15–09/18/15	1,349,684	1.9
1,185,000		PACCAR Financial Corp	0.110%–0.150%, 07/17/15–08/17/15	1,184,892	1.7
1,000,000		Province of Ontario Canada	0.100%, 07/30/15	999,919	1.4
850,000	y	Province of Quebec Canada	0.130%, 09/17/15	849,761	1.2
1,913,000	y	PSP Capital, Inc	0.155%–0.190%, 07/02/15–09/10/15	1,912,794	2.7
500,000	y	Toronto-Dominion Holdings USA, Inc	0.175%, 07/02/15	499,998	0.7
770,000		Toyota Motor Credit Corp	0.140%, 07/27/15	769,922	1.1
775,000	y	United Overseas Bank Ltd	0.200%–0.240%, 08/26/15	774,739	1.1
1,000,000	y	Wal-Mart Stores, Inc	0.110%, 07/31/15	999,908	1.4
		Other		7,758,228	10.9

				30,049,072	42.3

GOVERNMENT AGENCY DEBT
1,000,000		Federal Home Loan Bank (FHLB)	0.053%, 07/01/15	1,000,000	1.4
500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.070%, 07/06/15	499,995	0.7
1,871,000		FHLMC	0.060%–0.155%, 07/07/15–10/19/15	1,870,770	2.6
700,000		FHLB	0.075%, 07/08/15	699,990	1.0
550,000		FHLB	0.080%–0.100%, 07/10/15	549,988	0.8
2,279,000		FHLB	0.053%–0.120%, 07/14/15–09/16/15	2,278,725	3.2
500,000		FHLB	0.065%, 07/16/15	499,986	0.7
600,000		FHLB	0.075%, 07/17/15	599,980	0.9
737,000		FHLMC	0.070%, 07/24/15	736,967	1.0
1,307,000		FHLB	0.075%–0.100%, 07/29/15	1,306,914	1.8
1,119,000		FNMA	0.090%–0.155%, 08/03/15–11/18/15	1,118,712	1.6
1,300,000		FHLB	0.085%–0.095%, 08/05/15	1,299,886	1.8
1,400,000		FHLB	0.068%–0.090%, 08/07/15	1,399,892	2.0
1,144,000		FHLB	0.072%–0.080%, 08/12/15	1,143,903	1.6
1,000,000		FHLB	0.055%, 08/17/15	999,928	1.4

72	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2015

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 640,000		FHLB	0.063%, 08/19/15	$639,945	0.9%
615,000		FHLB	0.075%–0.085%, 08/21/15	614,930	0.9
2,000,000		FHLB	0.080%–0.090%, 08/28/15	1,999,737	2.8
1,010,000		FHLB	0.075%–0.095%, 09/02/15	1,009,856	1.4
820,000		FHLB	0.080%–0.115%, 09/04/15	819,870	1.2
1,259,000		FHLB	0.100%, 10/21/15	1,258,608	1.8

				22,348,582	31.5

TREASURY DEBT
664,000		United States Treasury Bill	0.060%–0.101%, 08/20/15	663,921	0.9
799,000		United States Treasury Bill	0.058%–0.160%, 11/12/15	798,784	1.1
2,757,000		United States Treasury Bill	0.028%–0.198%, 07/23/15–02/04/16	2,756,322	3.9
1,050,000		United States Treasury Note	0.250%, 07/15/15	1,050,045	1.5
790,000		United States Treasury Note	0.375%, 08/31/15	790,309	1.1
525,000		United States Treasury Note	0.250%, 09/15/15	525,134	0.7
500,000		United States Treasury Note	0.250%, 09/30/15	500,186	0.7
665,000		United States Treasury Note	0.250%, 10/15/15	665,113	0.9
800,000		United States Treasury Note	0.250%, 11/30/15	800,418	1.1
678,000		United States Treasury Note	0.375%, 01/15/16	678,874	1.0
2,150,000		United States Treasury Note	0.250%–0.375%, 07/31/15–03/31/16	2,151,389	3.1

				11,380,495	16.0

VARIABLE RATE SECURITIES
500,000	i	Federal Farm Credit Bank (FFCB)	0.200%, 08/10/15	500,014	0.7
500,000	i	FFCB	0.184%, 03/02/17	500,002	0.7
1,000,000	i	FFCB	0.140%–0.167%, 03/29/16–01/24/17	999,811	1.4
500,000	i	Federal Home Loan Bank (FHLB)	0.220%, 08/14/15	500,021	0.7
500,000	i	FHLB	0.200%, 08/19/15	500,000	0.7
500,000	i	Wells Fargo Bank NA	0.330%, 03/10/16	500,000	0.7
		Other		499,924	0.7

				3,999,772	5.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $68,777,921)	68,777,921	96.8

		TOTAL PORTFOLIO	(Cost $68,777,921)	68,777,921	96.8
		OTHER ASSETS & LIABILITIES, NET		2,266,907	3.2

		NET ASSETS		$71,044,828	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2015, the aggregate value of these securities was $20,898,829 or 29.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	73

Portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2015

Shares	Security		Value	% of net assets

TIAA-CREF LIFE FUNDS - 100.1% (a)
FIXED INCOME - 50.3%
956,176	TIAA-CREF Life Bond Fund		$24,487,662	50.3%

TOTAL FIXED INCOME			24,487,662	50.3

INTERNATIONAL EQUITY - 9.9%
241,373	TIAA-CREF Life International Equity Fund		4,832,279	9.9

TOTAL INTERNATIONAL EQUITY			4,832,279	9.9

U.S. EQUITY - 39.9%
158,456	TIAA-CREF Life Growth Equity Fund		4,555,623	9.3
124,334	TIAA-CREF Life Growth & Income Fund		4,876,367	10.0
112,878	TIAA-CREF Life Large-Cap Value Fund		4,200,205	8.6
28,190	TIAA-CREF Life Real Estate Securities Fund		985,790	2.0
27,413	TIAA-CREF Life Small-Cap Equity Fund		972,330	2.0
84,345	TIAA-CREF Life Stock Index Fund		3,906,023	8.0

TOTAL U.S. EQUITY			19,496,338	39.9

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $48,043,391)	48,816,279	100.1

	TOTAL PORTFOLIO	(Cost $48,043,391)	48,816,279	100.1
	OTHER ASSETS AND LIABILITIES, NET		(39,391)	(0.1)

	NET ASSETS		$48,776,888	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

74	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	75

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2015

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$77,842,881
Cash	1,446,699
Receivable from securities transactions	261,331
Receivable from Fund shares sold	1,715
Dividends and interest receivable	25,512
Due from affiliates	529
Receivable for variation margin on open futures contracts	—
Other	4,533

Total assets	79,583,200

LIABILITIES
Management fees payable	4,862
Due to affiliates	786
Payable for collateral for securities loaned	999,403
Payable for securities transactions	108,111
Payable for Fund shares redeemed	1,438,762
Written options§	270
Payable for trustee compensation	4,726
Accrued expenses and other payables	23,674

Total liabilities	2,580,594

NET ASSETS	$77,002,606

NET ASSETS CONSIST OF:
Paid-in-capital	$55,359,287
Undistributed net investment income (loss)	96,767
Accumulated net realized gain (loss) on total investments	3,665,808
Net unrealized appreciation (depreciation) on total investments	17,880,744

NET ASSETS	$77,002,606

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,678,777

Net asset value per share	$28.75

* Includes securities loaned of	$989,996
† Portfolio investments, cost	$59,962,345
§ Written options premiums	$478

76	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$154,154,625	$95,182,689	$99,500,760	$56,028,825
291,043	283,574	1,965,210	860,336
341,399	778,195	—	942,894
1,905	1,282	48,832	2,571
138,728	156,062	362,500	41,276
630	741	346	694
—	—	—	2,450
7,387	6,213	6,837	4,774

154,935,717	96,408,756	101,884,485	57,883,820

9,551	5,849	7,188	3,465
1,360	998	1,284	517
2,092,699	2,465,284	—	2,550,522
165,459	404,725	—	1,112,057
387,468	70,776	26,292	1,332,985
6,045	—	—	—
7,768	6,498	7,177	4,921
34,810	24,381	24,169	24,319

2,705,160	2,978,511	66,110	5,028,786

$152,230,557	$93,430,245	$101,818,375	$52,855,034

$111,512,645	$74,226,142	$78,411,507	$41,624,972
778,385	621,367	1,106,315	190,552
8,629,512	3,048,590	3,242,812	4,112,928
31,310,015	15,534,146	19,057,741	6,926,582

$152,230,557	$93,430,245	$101,818,375	$52,855,034

3,881,730	2,510,715	2,911,763	1,490,242

$39.22	$37.21	$34.97	$35.47

$2,049,374	$2,376,808	$—	$2,547,193
$122,842,521	$79,648,526	$80,443,019	$49,096,782
$3,892	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	77

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2015

Social Choice Equity Fund

ASSETS
Unaffiliated investments, at value*†	$62,282,974
Affiliated investments, at value‡	—
Cash	430,518
Cash—foreign^	—
Receivable from securities transactions	4,016
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	367
Dividends and interest receivable	83,069
Due from affiliates	424
Receivable for variation margin on open futures contracts	—
Other	4,488

Total assets	62,805,856

LIABILITIES
Management fees payable	1,307
Due to affiliates	738
Payable for collateral for securities loaned	—
Payable for securities transactions	2,957
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	68,337
Payable for trustee compensation	4,667
Accrued expenses and other payables	20,658

Total liabilities	98,664

NET ASSETS	$62,707,192

NET ASSETS CONSIST OF:
Paid-in-capital	$39,287,937
Undistributed net investment income (loss)	666,044
Accumulated net realized gain (loss) on total investments	2,236,658
Net unrealized appreciation (depreciation) on total investments	20,516,553

NET ASSETS	$62,707,192

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,630,495

Net asset value per share	$38.46

* Includes securities loaned of	$—
† Unaffiliated investments, cost	$41,766,421
‡ Affiliated investments, cost	$—
^ Foreign cash, cost	$—

78	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$342,034,578	$104,320,829	$215,045,303	$68,777,921	$—
—	—	—	—	48,816,279
5,629,480	1,074,480	108,381	1,084	47,655
—	388	—	—	—
7,763,908	566,334	1,113,013	—	—
—	—	5,846,065	—	—
87,157	416,412	3,813	2,284,709	—
422,617	175,947	1,388,567	7,444	—
812	940	1,114	984	739
33,500	—	—	—	—
14,393	7,206	9,873	1,130	350

355,986,445	106,562,536	223,516,129	71,073,272	48,865,023

2,801	7,177	9,087	956	674
3,194	1,029	2,153	592	216
7,283,610	3,818,026	—	—	—
12,020,468	881,270	589,551	—	—
—	—	684,358	—	—
450,996	33,666	4,031,673	1,524	75,376
15,259	7,471	12,174	1,317	432
43,345	40,074	53,587	24,055	11,437

19,819,673	4,788,713	5,382,583	28,444	88,135

$336,166,772	$101,773,823	$218,133,546	$71,044,828	$48,776,888

$203,107,323	$124,291,612	$214,409,187	$71,045,778	$47,434,925
4,362,344	2,352,037	3,125,927	(996)	(21,646)
(5,784,443)	(33,500,497)	1,591,492	46	590,721
134,481,548	8,630,671	(993,060)	—	772,888

$336,166,772	$101,773,823	$218,133,546	$71,044,828	$48,776,888

7,259,795	5,082,880	8,515,843	71,042,493	4,558,666

$46.31	$20.02	$25.62	$1.00	$10.70

$7,125,358	$3,627,113	$—	$—	$—
$207,530,951	$95,687,442	$216,038,397	$68,777,921	$—
$—	$—	$—	$—	$48,043,391
$—	$388	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	79

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period or year ended June 30, 2015

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$270,781
Income from securities lending	1,979
Interest	42

Total income	272,802

EXPENSES
Management fees	169,491
Shareholder servicing	1,478
Professional fees	18,320
Custody and accounting fees	10,921
Shareholder reports	6,693
Administrative service fees	1,856
Trustee fees and expenses	431
Other expenses	5,119

Total expenses	214,309
Less: Expenses reimbursed by the investment adviser	(18,425)

Net expenses	195,884

Net investment income (loss)	76,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,764,044
Futures transactions	—
Purchased options	—
Written options	881
Foreign currency transactions	(1,023)

Net realized gain (loss) on total investments	2,763,902

Change in unrealized appreciation (depreciation) on:
Portfolio investments	1,704,477
Futures transactions	—
Purchased options	—
Written options	208
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	853

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	1,705,538

Net realized and unrealized gain (loss) on total investments	4,469,440

Net increase (decrease) in net assets from operations	$4,546,358

* Net of foreign withholding taxes of	$1,821

80	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$1,138,476	$921,015	$1,122,070	$284,558
8,050	9,649	—	8,639
35	32	116	6

1,146,561	930,696	1,122,186	293,203

340,274	249,669	328,763	121,719
1,742	1,477	1,497	1,164
17,848	17,983	18,522	17,143
23,983	17,254	7,905	11,162
10,913	8,767	10,144	5,664
3,729	2,706	3,479	1,190
865	656	792	214
15,761	8,366	5,944	6,432

415,115	306,878	377,046	164,688
(21,877)	(18,057)	(2,229)	(23,905)

393,238	288,821	374,817	140,783

753,323	641,875	747,369	152,420

7,699,320	4,483,790	3,480,338	3,244,580
—	—	—	15,838
(7,710)	—	—	—
136,792	—	—	—
(2,612)	1,899	—	—

7,825,790	4,485,689	3,480,338	3,260,418

(1,953,070)	(3,393,557)	(9,702,557)	(496,871)
—	—	—	(4,205)
(886)	—	—	—
(2,854)	—	1,700	—
944	96	—	—

(1,955,866)	(3,393,461)	(9,700,857)	(501,076)

5,869,924	1,092,228	(6,220,519)	2,759,342

$6,623,247	$1,734,103	$(5,473,150)	$2,911,762

$8,830	$2,765	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	81

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period or year ended June 30, 2015

Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$670,152
Income from securities lending	—
Interest	14

Total income	670,166

EXPENSES
Management fees	52,454
Shareholder servicing	1,664
Professional fees	15,463
Custody and accounting fees	5,685
Shareholder reports	7,127
Administrative service fees	1,735
Trustee fees and expenses	408
Other expenses	5,516

Total expenses	90,052
Less: Expenses reimbursed by the investment adviser	(13,000)
Fee waiver by investment adviser	—

Net expenses	77,052

Net investment income (loss)	593,114

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated investments	2,180,699
Affiliated investments	—
Futures transactions	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	2,180,699

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated investments**	(3,013,110)
Affiliated investments	—
Futures transactions	—
Unfunded loan commitment	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(3,013,110)

Net realized and unrealized gain (loss) on total investments	(832,411)

Net increase (decrease) in net assets from operations	$(239,297)

* Net of foreign withholding taxes of	$7
** Includes net change in unrealized foreign capital gains taxes of	$—

82	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$4,212,558	$1,322,133	$—	$—	$—
68,039	44,914	—	—	—
17	66	3,498,614	41,766	7

4,280,614	1,367,113	3,498,614	41,766	7

99,910	246,051	350,164	32,642	21,855
1,583	1,481	1,232	937	1,468
21,551	21,722	23,977	14,112	11,997
14,379	29,416	39,228	18,026	5,769
20,652	7,878	14,695	6,498	5,735
8,111	2,248	5,683	1,650	653
1,872	482	1,319	366	183
8,279	14,948	3,767	2,670	2,541

176,337	324,226	440,065	76,901	50,201
(26,438)	(28,437)	(31,513)	(27,911)	(28,250)
—	—	—	(7,224)	—

149,899	295,789	408,552	41,766	21,951

4,130,715	1,071,324	3,090,062	—	(21,944)

1,487,018	(2,217,548)	1,272,011	46	459
—	—	—	—	(39,533)
39,614	—	—	—	—
—	(31,810)	(50,186)	—	—

1,526,632	(2,249,358)	1,221,825	46	(39,074)

727,106	9,714,413	(3,638,147)	—	—
—	—	—	—	936,993
(30,122)	—	—	—	—
—	—	(425)	—	—
—	(311)	1,825	—	—

696,984	9,714,102	(3,636,747)	—	936,993

2,223,616	7,464,744	(2,414,922)	46	897,919

$6,354,331	$8,536,068	$675,140	$46	$875,975

$1,458	$152,407	$—	$—	$—
$—	$7,169	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	83

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2015	December 31, 2014

	(unaudited)

OPERATIONS
Net investment income (loss)	$76,918	$222,897
Net realized gain (loss) on total investments	2,763,902	5,865,458
Net change in unrealized appreciation (depreciation) on total investments	1,705,538	944,698

Net increase (decrease) in net assets from operations	4,546,358	7,033,053

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(200,087)
From realized gains	—	(5,437,368)

Total distributions	—	(5,637,455)

SHAREHOLDER TRANSACTIONS
Subscriptions	7,772,576	11,000,241
Reinvestments of distributions	—	5,637,455
Redemptions	(5,808,434)	(9,343,682)

Net increase (decrease) from shareholder transactions	1,964,142	7,294,014

Net increase (decrease) in net assets	6,510,500	8,689,612

NET ASSETS
Beginning of period	70,492,106	61,802,494

End of period	$77,002,606	$70,492,106

Undistributed net investment income (loss) included in net assets	$96,767	$19,849

CHANGE IN FUND SHARES
Shares sold	274,676	406,384
Shares reinvested	—	206,803
Shares redeemed	(203,653)	(349,109)

Net increase (decrease) from shareholder transactions	71,023	264,078

84	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014

(unaudited)		(unaudited)

$753,323	$1,356,660	$641,875	$1,875,803
7,825,790	11,045,076	4,485,689	4,885,189

(1,955,866)	2,411,922	(3,393,461)	2,627,383

6,623,247	14,813,658	1,734,103	9,388,375

—	(1,393,308)	—	(1,920,379)
—	(11,582,263)	—	(6,962,082)

—	(12,975,571)	—	(8,882,461)

5,453,306	15,887,789	3,430,012	12,992,437
—	12,975,571	—	8,882,461
(7,719,249)	(14,425,379)	(24,377,302)	(14,606,261)

(2,265,943)	14,437,981	(20,947,290)	7,268,637

4,357,304	16,276,068	(19,213,187)	7,774,551

147,873,253	131,597,185	112,643,432	104,868,881

$152,230,557	$147,873,253	$93,430,245	$112,643,432

$778,385	$25,062	$621,367	$(20,508)

141,079	414,657	92,238	343,938
—	343,997	—	240,978
(198,849)	(374,167)	(642,441)	(386,431)

(57,770)	384,487	(550,203)	198,485

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	85

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2015	December 31, 2014

	(unaudited)

OPERATIONS
Net investment income (loss)	$747,369	$1,971,623
Net realized gain (loss) on total investments	3,480,338	4,830,657
Net change in unrealized appreciation (depreciation) on total investments	(9,700,857)	21,149,002

Net increase (decrease) in net assets from operations	(5,473,150)	27,951,282

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,916,352)
From realized gains	—	(1,766,677)

Total distributions	—	(3,683,029)

SHAREHOLDER TRANSACTIONS:
Subscriptions	7,209,169	15,313,674
Reinvestments of distributions	—	3,683,029
Redemptions	(28,570,580)	(10,814,277)

Net increase (decrease) from shareholder transactions	(21,361,411)	8,182,426

Net increase (decrease) in net assets	(26,834,561)	32,450,679

NET ASSETS
Beginning of period	128,652,936	96,202,257

End of period	$101,818,375	$128,652,936

Undistributed net investment income (loss) included in net assets	$1,106,315	$358,946

CHANGE IN FUND SHARES:
Shares sold	190,660	457,838
Shares reinvested	—	100,465
Shares redeemed	(790,206)	(323,501)

Net increase (decrease) from shareholder transactions	(599,546)	234,802

86	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014

(unaudited)		(unaudited)

$152,420	$378,897	$593,114	$1,144,434
3,260,418	5,783,413	2,180,699	2,054,766
(501,076)	(2,728,985)	(3,013,110)	3,925,842

2,911,762	3,433,325	(239,297)	7,125,042

—	(369,606)	—	(1,272,574)
—	(6,738,049)	—	(1,804,914)

—	(7,107,655)	—	(3,077,488)

3,759,512	7,459,772	1,277,528	5,010,304
—	7,107,655	—	3,077,488
(6,550,549)	(9,595,425)	(10,298,309)	(5,099,000)

(2,791,037)	4,972,002	(9,020,781)	2,988,792

120,725	1,297,672	(9,260,078)	7,036,346

52,734,309	51,436,637	71,967,270	64,930,924

$52,855,034	$52,734,309	$62,707,192	$71,967,270

$190,552	$38,132	$666,044	$72,930

107,626	205,283	33,002	131,771
—	213,187	—	79,133
(188,196)	(263,823)	(263,509)	(133,971)

(80,570)	154,647	(230,507)	76,933

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	87

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2015	December 31, 2014

	(unaudited)

OPERATIONS
Net investment income (loss)	$4,130,715	$5,621,788
Net realized gain (loss) on total investments	1,526,632	(2,109,409)
Net change in unrealized appreciation (depreciation) on total investments	696,984	32,426,092

Net increase (decrease) in net assets from operations	6,354,331	35,938,471

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(5,819,205)
From realized gains	—	(781,353)

Total distributions	—	(6,600,558)

SHAREHOLDER TRANSACTIONS:
Subscriptions	17,961,597	54,752,143
Reinvestments of distributions	—	6,600,558
Redemptions	(16,877,107)	(45,079,185)

Net increase (decrease) from shareholder transactions	1,084,490	16,273,515

Net increase (decrease) in net assets	7,438,821	45,611,428

NET ASSETS
Beginning of period	328,727,951	283,116,523

End of period	$336,166,772	$328,727,951

Undistributed net investment income (loss) included in net assets	$4,362,344	$231,629

CHANGE IN FUND SHARES:
Shares sold	387,657	1,254,772
Shares reinvested	—	144,844
Shares redeemed	(363,518)	(1,031,928)

Net increase (decrease) from shareholder transactions	24,139	367,688

88	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014

(unaudited)		(unaudited)

$1,071,324	$1,416,405	$3,090,062	$4,983,115
(2,249,358)	3,671,464	1,221,825	2,322,328
9,714,102	(12,802,952)	(3,636,747)	3,574,387

8,536,068	(7,715,083)	675,140	10,879,830

—	(1,271,623)	—	(4,939,268)
—	—	—	(1,903,517)

—	(1,271,623)	—	(6,842,785)

7,998,263	19,044,794	16,460,915	40,090,282
—	1,271,623	—	6,842,785
(5,440,247)	(18,755,813)	(29,825,790)	(9,555,431)

2,558,016	1,560,604	(13,364,875)	37,377,636

11,094,084	(7,426,102)	(12,689,735)	41,414,681

90,679,739	98,105,841	230,823,281	189,408,600

$101,773,823	$90,679,739	$218,133,546	$230,823,281

$2,352,037	$1,280,713	$3,125,927	$35,865

403,656	957,517	636,708	1,553,339
—	68,736	—	268,555
(275,606)	(939,770)	(1,159,973)	(371,789)

128,050	86,483	(523,265)	1,450,105

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2015	December 31, 2014

	(unaudited)

OPERATIONS
Net investment income (loss)	$—	$—
Net realized gain (loss) on total investments	46	134
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	46	134

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From realized gains	—	—

Total distributions	—	—

SHAREHOLDER TRANSACTIONS:
Subscriptions	42,136,103	94,829,356
Reinvestments of distributions	—	—
Redemptions	(39,718,949)	(99,608,107)

Net increase (decrease) from shareholder transactions	2,417,154	(4,778,751)

Net increase (decrease) in net assets	2,417,200	(4,778,617)

NET ASSETS
Beginning of period	68,627,628	73,406,245

End of period	$71,044,828	$68,627,628

Undistributed net investment income (loss) included in net assets	$(996)	$(996)

CHANGE IN FUND SHARES:
Shares sold	42,136,103	94,829,356
Shares reinvested	—	—
Shares redeemed	(39,718,949)	(99,608,107)

Net increase (decrease) from shareholder transactions	2,417,154	(4,778,751)

*	For the period January 31, 2014 to December 31, 2014.

90	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
June 30, 2015	December 31, 2014*

(unaudited)

$(21,944)	$573,504
(39,074)	961,302

936,993	(164,105)

875,975	1,370,701

—	(897,987)
—	(6,726)

—	(904,713)

12,095,422	36,989,915
—	904,713
(1,126,773)	(1,428,352)

10,968,649	36,466,276

11,844,624	36,932,264

36,932,264	—

$48,776,888	$36,932,264

$(21,646)	$298

1,128,997	3,583,815
—	86,492
(104,903)	(135,735)

1,024,094	3,534,572

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	91

Financial highlights

TIAA-CREF Life Funds  ▪  For the period or year ended

		Selected per share data
			Gain (loss) from investment operations			Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains

GROWTH EQUITY FUND
6/30/15	§	$27.03	$0.03	$1.69	$1.72	$—	$—
12/31/14		26.37	0.09	2.89	2.98	(0.08)	(2.24)
12/31/13		18.89	0.07	7.47	7.54	(0.06)	—
12/31/12		16.26	0.12	2.64	2.76	(0.13)	—
12/31/11		16.01	0.05	0.25	0.30	(0.05)	—
12/31/10		14.18	0.07	1.83	1.90	(0.07)	—

GROWTH & INCOME FUND
6/30/15	§	37.54	0.19	1.49	1.68	—	—
12/31/14		37.02	0.38	3.75	4.13	(0.39)	(3.22)
12/31/13		30.37	0.40	9.98	10.38	(0.39)	(3.34)
12/31/12		26.54	0.42	3.94	4.36	(0.53)	—
12/31/11		26.07	0.29	0.47	0.76	(0.29)	—
12/31/10		23.27	0.30	2.82	3.12	(0.32)	—

LARGE-CAP VALUE FUND
6/30/15	§	36.80	0.21	0.20	0.41	—	—
12/31/14		36.64	0.66	2.64	3.30	(0.68)	(2.46)
12/31/13		29.39	0.54	9.49	10.03	(0.69)	(2.09)
12/31/12		24.92	0.55	4.47	5.02	(0.55)	—
12/31/11		26.95	0.41	(2.03)	(1.62)	(0.41)	—
12/31/10		23.11	0.37	3.87	4.24	(0.40)	—

REAL ESTATE SECURITIES FUND
6/30/15	§	36.64	0.21	(1.88)	(1.67)	—	—
12/31/14		29.36	0.59	7.77	8.36	(0.56)	(0.52)
12/31/13		29.35	0.53	0.02	0.55	(0.54)	—
12/31/12		24.94	0.45	4.48	4.93	(0.52)	—
12/31/11		23.67	0.38	1.20	1.58	(0.31)	—
12/31/10		18.43	0.35	5.37	5.72	(0.48)	—

SMALL-CAP EQUITY FUND
6/30/15	§	33.57	0.10	1.80	1.90	—	—
12/31/14		36.32	0.27	2.18	2.45	(0.27)	(4.93)
12/31/13		30.87	0.27	11.93	12.20	(0.25)	(6.50)
12/31/12		27.38	0.32	3.52	3.84	(0.35)	—
12/31/11		28.76	0.14	(1.36)	(1.22)	(0.16)	—
12/31/10		22.70	0.19	6.06	6.25	(0.19)	—

92	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$—	$28.75	6.36%[b]	$77,003	0.57%[c]		0.52%[c]		0.20%[c]		43%[b]
(2.32)	27.03	11.25	70,492	0.59		0.52		0.35		103
(0.06)	26.37	39.94	61,802	0.66		0.52		0.29		105
(0.13)	18.89	16.99	42,710	0.74		0.52		0.69		155
(0.05)	16.26	1.85	40,950	0.76		0.52		0.29		136
(0.07)	16.01	13.42	37,552	0.63		0.43		0.48		208

—	39.22	4.48 [b]	152,231	0.55	[c]	0.52	[c]	1.00	[c]	44	[b]
(3.61)	37.54	11.09	147,873	0.56		0.52		0.98		103
(3.73)	37.02	34.38	131,597	0.61		0.52		1.15		141
(0.53)	30.37	16.43	92,409	0.69		0.52		1.41		115
(0.29)	26.54	2.96	76,240	0.70		0.52		1.09		109
(0.32)	26.07	13.41	72,029	0.56		0.42		1.26		138

—	37.21	1.11 [b]	93,430	0.55	[c]	0.52	[c]	1.16	[c]	31	[b]
(3.14)	36.80	8.98	112,643	0.56		0.52		1.75		60
(2.78)	36.64	34.31	104,869	0.60		0.52		1.54		58
(0.55)	29.39	20.14	71,691	0.70		0.52		1.99		77
(0.41)	24.92	(5.95)	60,441	0.71		0.52		1.56		80
(0.40)	26.95	18.36	64,277	0.59		0.43		1.52		102

—	34.97	(4.56)[b]	101,818	0.57	[c]	0.57	[c]	1.14	[c]	17	[b]
(1.08)	36.64	28.47	128,653	0.58		0.57		1.76		45
(0.54)	29.36	1.89	96,202	0.63		0.57		1.72		58
(0.52)	29.35	19.79	96,421	0.71		0.57		1.59		65
(0.31)	24.94	6.73	79,535	0.71		0.57		1.53		58
(0.48)	23.67	31.16	73,759	0.60		0.48		1.63		66

—	35.47	5.66 [b]	52,855	0.62	[c]	0.53	[c]	0.58	[c]	47	[b]
(5.20)	33.57	6.85	52,734	0.64		0.54		0.73		98
(6.75)	36.32	39.87	51,437	0.73		0.55		0.72		87
(0.35)	30.87	14.02	60,081	0.75		0.55		1.08		118
(0.16)	27.38	(4.23)	55,391	0.76		0.55		0.48		100
(0.19)	28.76	27.55	60,435	0.58		0.41		0.75		98

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	93

Financial highlights

TIAA-CREF Life Funds   ▪   For the period or year ended

		Selected per share data
			Gain (loss) from investment operations					Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations		Net investment income	Net realized gains

SOCIAL CHOICE EQUITY FUND
6/30/15	§	$38.67	$0.33		$(0.54)	$(0.21)		$—	$—
12/31/14		36.39	0.64		3.36	4.00		(0.71)	(1.01)
12/31/13		27.53	0.55		8.84	9.39		(0.53)	—
12/31/12		24.61	0.58		2.87	3.45		(0.53)	—
12/31/11		25.07	0.43		(0.45)	(0.02)		(0.44)	—
12/31/10		21.99	0.43		3.09	3.52		(0.44)	—

STOCK INDEX FUND
6/30/15	§	45.43	0.57		0.31	0.88		—	—
12/31/14		41.22	0.80		4.34	5.14		(0.82)	(0.11)
12/31/13		31.48	0.70		9.81	10.51		(0.71)	(0.06)
12/31/12		27.81	0.68		3.87	4.55		(0.68)	(0.20)
12/31/11		28.09	0.53		(0.28)	0.25		(0.53)	—
12/31/10		24.46	0.47		3.63	4.10		(0.47)	—

INTERNATIONAL EQUITY FUND
6/30/15	§	18.30	0.21		1.51	1.72		—	—
12/31/14		20.15	0.29		(1.88)	(1.59)		(0.26)	—
12/31/13		16.60	0.33		3.67	4.00		(0.45)	—
12/31/12		12.85	0.32		3.70	4.02		(0.27)	—
12/31/11		17.24	0.28		(4.41)	(4.13)		(0.26)	—
12/31/10		14.58	0.19		2.67	2.86		(0.20)	—

BOND FUND
6/30/15	§	25.54	0.34		(0.26)	0.08		—	—
12/31/14		24.96	0.61		0.76	1.37		(0.57)	(0.22)
12/31/13		26.15	0.64		(1.04)	(0.40)		(0.62)	(0.17)
12/31/12		25.60	0.77		1.00	1.77		(0.74)	(0.48)
12/31/11		24.88	0.87		0.70	1.57		(0.85)	—
12/31/10		24.13	0.93		0.73	1.66		(0.91)	—

MONEY MARKET FUND
6/30/15	§	1.00	—		0.00 [d]	0.00	[d]	—	—
12/31/14		1.00	—		0.00 [d]	0.00	[d]	—	—
12/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—
12/31/12		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—
12/31/11		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—
12/31/10		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—

94	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$—	$38.46	(0.54)%[b]		$62,707	0.26%[c]		0.22%[c]		1.70%[c]		4%[b]
(1.72)	38.67	10.98		71,967	0.26		0.22		1.68		10
(0.53)	36.39	34.13		64,931	0.33		0.22		1.68		11
(0.53)	27.53	14.01		43,692	0.43		0.22		2.16		16
(0.44)	24.61	(0.05)		37,295	0.49		0.22		1.71		18
(0.44)	25.07	16.01		35,344	0.42		0.17		1.87		18

—	46.31	1.94	[b]	336,167	0.11	[c]	0.09	[c]	2.48	[c]	5	[b]
(0.93)	45.43	12.46		328,728	0.12		0.09		1.86		8
(0.77)	41.22	33.43		283,117	0.16		0.09		1.90		5
(0.88)	31.48	16.35		207,090	0.25		0.09		2.22		6
(0.53)	27.81	0.95		180,256	0.26		0.09		1.85		6
(0.47)	28.09	16.79		177,274	0.21		0.08		1.86		7

—	20.02	9.40	[b]	101,774	0.66	[c]	0.60	[c]	2.18	[c]	37	[b]
(0.26)	18.30	(7.90)		90,680	0.66		0.60		1.46		91
(0.45)	20.15	24.15		98,106	0.74		0.60		1.79		133
(0.27)	16.60	31.27		77,021	0.80		0.60		2.21		111
(0.26)	12.85	(23.88)		81,275	0.81		0.60		1.77		108
(0.20)	17.24	19.63		111,732	0.65		0.50		1.30		117

—	25.62	0.27	[b]	218,134	0.38	[c]	0.35	[c]	2.65	[c]	76	[b]
(0.79)	25.54	5.47		230,823	0.39		0.35		2.38		180
(0.79)	24.96	(1.54)		189,409	0.44		0.35		2.46		133
(1.22)	26.15	6.91		184,563	0.53		0.35		2.92		174
(0.85)	25.60	6.31		158,136	0.53		0.35		3.41		92
(0.91)	24.88	6.91		137,000	0.41		0.27		3.66		67

—	1.00	0.00	[b]	71,045	0.24	[c]	0.13	[c]	0.00	[c]	—
—	1.00	0.00		68,628	0.23		0.11		0.00		—
(0.00)[d]	1.00	0.01		73,406	0.27		0.13		0.00		—
(0.00)[d]	1.00	0.02		62,598	0.39		0.15		0.02		—
(0.00)[d]	1.00	0.03		59,822	0.39		0.15		0.03		—
(0.00)[d]	1.00	0.12		61,766	0.27		0.12		0.12		—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	95

Financial highlights

TIAA-CREF Life Funds   ▪   For the period or year ended

		Selected per share data
			Gain (loss) from investment operations			Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains

BALANCED FUND
6/30/15	§	$10.45	$(0.01)	$0.26	$0.25	$—	$—
12/31/14	‡	10.00	0.29	0.43	0.72	(0.27)	(0.00)[d]

§	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
‡	The Fund commenced operations on January 31, 2014.

96	2015 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ —	$10.70	2.39%[b]		$48,777	0.23	%ce	0.10	%ce	(0.10)%[c]		8%[b]
(0.27)	10.45	7.21	[b]	36,932	0.49	ce	0.10	ce	2.99	[c]	59	[b]

See notes to financial statements	TIAA-CREF Life Funds ▪ 2015 Semiannual Report	97

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

98	2015 Semiannual Report ▪ TIAA-CREF Life Funds

Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	99

Notes to financial statements (unaudited)

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosures.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported.

100	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 in the fair value hierarchy.

Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	101

Notes to financial statements (unaudited)

categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2015, there were no material transfers between levels by the Funds.

As of June 30, 2015, 100% of the value of investments in the Real Estate Securities Fund, the Small-Cap Equity Fund, the Social Choice Equity Fund, and the Balanced Fund was valued based on Level 1 inputs.

As of June 30, 2015, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Consumer discretionary	$15,769,615	$272,083	$—	$16,041,698
Information technology	27,911,720	509,911	—	28,421,631
All other equity investments*	32,380,149	—	—	32,380,149
Short-term investments	999,403	—	—	999,403
Written options**	(270)	—	—	(270)

Total	$77,060,617	$781,994	$—	$77,842,611

Growth & Income
Equity investments:
Consumer discretionary	$26,459,634	$360,011	$—	$26,819,645
Consumer staples	13,368,412	1,558,363	—	14,926,775
Financials	18,679,926	812,824	—	19,492,750
Health care	22,208,653	1,873,312	—	24,081,965
Information technology	33,098,548	800,819	—	33,899,367
Materials	3,602,049	946,438	—	4,548,487
All other equity investments*	28,292,853	—	—	28,292,853
Short-term investments	2,092,699	—	—	2,092,699
Purchased options**	84	—	—	84
Written options**	(6,045)	—	—	(6,045)

Total	$147,796,813	$6,351,767	$—	$154,148,580

Large-Cap Value
Equity investments:
Consumer discretionary	$7,945,167	$548,682	$—	$8,493,849
Consumer staples	5,049,402	541,526	—	5,590,928
Financials	25,247,662	258,189		25,505,851
Health care	10,402,002	531,756	—	10,933,758
Industrials	8,765,346	236,621	160	9,002,127
Information technology	12,144,120	226,917	—	12,371,037
Materials	3,398,578	367,342	—	3,765,920
All other equity investments*	17,053,935	—	—	17,053,935
Short-term investments	2,465,284	—	—	2,465,284

Total	$92,471,496	$2,711,033	$160	$95,182,689

102	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Stock Index
Equity investments:
Health care	$50,617,953	$—	$1,193	$50,619,146
Telecommunication services	6,738,571	—	1,789	6,740,360
All other equity investments*	277,391,462	—	—	277,391,462
Short-term investments	7,283,610	—	—	7,283,610
Futures**	(22,079)	—	—	(22,079)

Total	$342,009,517	$—	$2,982	$342,012,499

International Equity
Equity Investments:
Asia	$—	$29,138,911	$—	$29,138,911
Australasia	—	524,351	—	524,351
Europe	—	69,602,882	—	69,602,882
All other equity investments*	—	1,236,659	—	1,236,659
Short-term investments	3,818,026	—	—	3,818,026

Total	$3,818,026	$100,502,803	$—	$104,320,829

Bond
Bank loan obligations	$—	$2,665,722	$—	$2,665,722
Corporate bonds	—	94,725,968	—	94,725,968
Government bonds	—	76,750,385	—	76,750,385
Structured assets	—	40,321,156	96,637	40,417,793
Preferred stocks	85,433	—	—	85,433
Short-term investments		400,002	—	400,002
Unfunded loan commitment	—	25	—	25

Total	$85,433	$214,863,258	$96,637	$215,045,328

*	For detailed categories, see the accompanying Summary Portfolio of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary Portfolio of Investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At June 30, 2015, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount

Growth Equity Fund
Equity contracts			Written options	$(270)

Growth & Income Fund
Equity contracts	Portfolio investments	$84
Equity contracts			Written options	(6,045)

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	103

Notes to financial statements (unaudited)

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location		Fair value amount

Small-Cap Equity Fund
Equity contracts			Futures	*	$(5,461)

Stock Index Fund
Equity contracts			Futures	*	(22,079)

*	The fair value presented includes cumulative gain(loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2015, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Written options	$881	$208

Growth & Income Fund
Equity contracts	Purchased options	(7,710)	(886)
Equity contracts	Written options	136,792	(2,854)

Real Estate Securities Fund
Equity contracts	Written options	—	1,700

Small-Cap Equity Fund
Equity contracts	Futures transactions	15,838	(4,205)

Stock Index Fund
Equity contracts	Futures transactions	39,614	(30,122)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2015, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

104	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

At June 30, 2015, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000® Mini Index	5	$625,200	September 2015	$(5,461)

Stock Index	S&P 500 E Mini Index	11	1,129,920	September 2015	(22,079)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2015, the Growth Equity Fund and the Growth & Income Fund had exposure to options, based on underlying nominal values, generally between 0% and 2% of net assets.

The Growth & Income Fund had purchased options outstanding as of June 30, 2015:

	Number of contracts	Value

Growth & Income Fund
Nvidia Corp., Call, 7/2/15 at $22	9	$27
Eaton Corp., plc, Call, 7/2/15 at $72	6	48
Micron Technology, Inc., Call, 7/2/15 at $26	9	9

Total	24	$84

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	105

Notes to financial statements (unaudited)

Written options outstanding as of June 30, 2015 were as follows:

	Number of contracts	Value

Growth Equity Fund
Perrigo Co., plc, Call, 7/17/15 at $220	2	$(70)
Perrigo Co., plc, Put, 7/17/15 at $170	2	(200)

Total	4	$(270)

Growth & Income Fund
Ace Ltd., Put, 7/17/15 at $100	6	$(480)
Biogen, Inc., Put, 7/2/15 at $375	3	(15)
Diplomat Pharmacy, Inc., Call, 7/17/15 at $45	6	(1,050)
Eli Lilly & Co., Put, 7/2/15 at $80	9	(108)
Mead Johnson Nutrition Co., Put, 7/17/15 at $85	9	(522)
Oracle Corp., Put, 7/10/15 at $40.5	18	(1,206)
Sonic Corp., Put, 7/17/15 at $30	18	(2,664)

Total	69	$(6,045)

Transactions in written options and related premiums received during the period ended June 30, 2015 were as follows:

	Number of contracts	Premiums

Growth Equity Fund
Outstanding at beginning of period	—	$—
Written	11	3,820
Purchased	—	—
Exercised	(4)	(2,461)
Expired	(3)	(881)

Outstanding at end of period	4	$478

Growth & Income Fund
Outstanding at beginning of period	21	$1,737
Written	3,595	179,104
Purchased	(631)	(37,725)
Exercised	(557)	(24,925)
Expired	(2,359)	(114,299)

Outstanding at end of period	69	$3,892

Real Estate Securities Fund
Outstanding at beginning of period	100	$9,800
Written	—	—
Purchased	—	—
Exercised	(100)	(9,800)
Expired	—	—

Outstanding at end of period	—	$—

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment

106	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

Beginning May 29, 2013, Advisors began waiving a portion of the investment management fees for the Money Market Fund. This waiver is voluntary in nature and can be discontinued at any time. The amounts waived are disclosed on the Statements of Operations.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2015, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.46%	0.53%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%
Balanced	0.10%	0.10%

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2016. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the six months ended June 30, 2015, TIAA received total proceeds of $18,300,000, $21,000,000, $7,000,000 and $22,200,000 from

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	107

Notes to financial statements (unaudited)

redemptions from the Large-Cap Value Fund, Real Estate Securities Fund, Social Choice Equity Fund, and Bond Fund, respectively.

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of June 30, 2015:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by TIAA	Investments in funds held by Life Balanced	Total

Growth Equity	94%	—%	6%	100%
Growth & Income	81	16	3	100
Large-Cap Value	71	25	4	100
Real Estate Securities	67	32	1	100
Small-Cap Equity	98	—	2	100
Social Choice Equity	78	22	—	100
Stock Index	99	—	1	100
International Equity	95	—	5	100
Bond	63	26	11	100
Money Market	100	—	—	100
Balanced	77	23	—	100

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at June 30, 2015

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,379,374	$1,099,282	$169,912	$(4,152)	$—	$4,555,623
TIAA-CREF Life Growth & Income	3,705,141	1,097,845	113,360	(6,741)	—	4,876,367
TIAA-CREF Life Large-Cap Value	3,290,586	1,029,324	158,503	(8,586)	—	4,200,205
TIAA-CREF Life Real Estate Securities	738,902	352,487	52,800	267	—	985,790
TIAA-CREF Life Small Cap Equity	742,402	236,088	54,241	(4,559)	—	972,330
TIAA-CREF Life Stock Index	2,962,068	971,755	87,926	(367)	—	3,906,023
TIAA-CREF Life International Equity	3,597,330	1,198,510	336,942	(7,615)	—	4,832,279
TIAA-CREF Life Bond	18,481,266	6,738,934	728,791	(7,780)	—	24,487,662

	$36,897,069	$12,724,225	$1,702,475	$(39,533)	$—	$48,816,279

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the

108	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2015, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Bond Fund entered into a loan commitment to fund a portion of a delayed draw term-loan facility. The Fund is obligated to fund this loan commitment at the borrower’s discretion. The Fund reserves against such contingent obligation by segregating short-term securities or cash. At June 30, 2015, the Fund had an unfunded loan commitment of $4,945. The unfunded loan commitment is marked-to-market daily and any unrealized appreciation (depreciation) is included in other assets on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At June 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth Equity	$60,138,176	$18,340,642	$(635,937)	$17,704,705
Growth & Income	123,627,109	32,199,224	(1,671,708)	30,527,516

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	109

Notes to financial statements (unaudited)

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Large-Cap Value	$81,334,020	$15,671,475	$(1,822,806)	$13,848,669
Real Estate Securities	81,693,067	18,756,431	(948,738)	17,807,693
Small-Cap Equity	49,132,568	8,752,330	(1,856,073)	6,896,257
Social Choice Equity	41,842,737	21,728,907	(1,288,670)	20,440,237
Stock Index	214,896,542	137,109,325	(9,971,289)	127,138,036
International Equity	96,050,774	13,010,545	(4,740,490)	8,270,055
Bond	216,218,384	1,893,532	(3,066,613)	(1,173,081)
Balanced	48,097,409	848,036	(129,166)	718,870

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2015 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$34,441,147	$—	$32,154,352	$—
Growth & Income	65,593,539	—	66,524,092	—
Large-Cap Value	33,439,306	—	54,112,268	—
Real Estate Securities	21,451,776	—	40,328,990	—
Small-Cap Equity	24,558,334	—	26,598,066	—
Social Choice Equity	3,003,520	—	11,748,478	—
Stock Index	21,494,779	—	16,376,875	—
International Equity	38,929,180	—	36,210,848	—
Bond	60,981,724	112,010,042	55,941,656	119,246,729
Balanced	14,524,817	—	3,503,525	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2014 was as follows:

	2014
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$2,076,259	$3,561,196	$5,637,455
Growth & Income	4,851,074	8,124,497	12,975,571
Large-Cap Value	4,468,495	4,413,966	8,882,461
Real Estate Securities	1,916,352	1,766,677	3,683,029
Small-Cap Equity	1,616,315	5,491,340	7,107,655
Social Choice Equity	1,272,574	1,804,914	3,077,488
Stock Index	6,600,558	—	6,600,558
International Equity	1,271,623	—	1,271,623
Bond	5,720,077	1,122,708	6,842,785
Money Market	—	—	—
Balanced	904,713	—	904,713

110	2015 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	111

Renewal of investment management agreement (unaudited)

Board renewal of the investment management

agreement for the TIAA-CREF Life Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee

112	2015 Semiannual Report ▪ TIAA-CREF Life Funds

rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this regard, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel to the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	113

Renewal of investment management agreement (unaudited)

interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI or its affiliates also manage accounts of the College Retirement Equities Fund (“CREF”), the

114	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

TIAA-CREF Funds and the TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that invests its assets in other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds,” selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions, if any, had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund. The Board acknowledged the reasonableness of having management

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Renewal of investment management agreement (unaudited)

fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had incurred losses with respect to each of the Funds. The Board also acknowledged the permanent reduction in the contractual annual management fee rate of the Small-Cap Equity Fund from 0.48% to 0.46% of average daily net assets starting May 1, 2014.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable insurance products are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board also considered that the management fee rate of the Balanced Fund matched the contractual fee rates of other funds of funds managed by TAI like the Lifecycle, Lifecycle Index and Lifestyle Funds (although TAI currently waives its entire management fee for the Lifecycle Funds and a portion of its management fee for certain of the Lifecycle Index Funds).

116	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI or its affiliates; (4) may target different types of investors; and/or (5) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds are utilized as investment options for other variable insurance products offered by TAI and its affiliates.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. “Gross performance” means a Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries. For reference, one basis point is equal to 0.01%. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to a Fund during 2014 under the Agreement.

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	117

Renewal of investment management agreement (unaudited)

Growth Equity Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 3rd, 2nd, 1st and 1st quintiles of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”). The Fund was in the 2nd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Terrance Kontos was added as a co-portfolio manager of the Fund in May 2014.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 2nd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

118	2015 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Real Estate Securities Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 3rd, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 1st, 1st and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•

The Fund’s annual contractual management fee rate is 0.46% of average daily net assets. This reflects a permanent reduction in this rate from 0.48% to 0.46% of average daily net assets starting May 1, 2014.

•	The Fund’s total expenses, actual management fees and contractual management fees were in each the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 2nd, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 2nd and 3rd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 5th, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

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Renewal of investment management agreement (unaudited)

Stock Index Fund

•	The Fund’s annual contractual management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was –5 and –4 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 1st, 2nd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 1st, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 3rd, 5th and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 3rd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

120	2015 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were in the 2nd, 1st and 1st quintiles, respectively, of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 1st, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st, and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	TAI and its affiliates have voluntarily waived or reimbursed over $42 million in fees since December 31, 2014.

Balanced Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd quintile of its Expense Group and in the 3rd quintile of its Expense Universe for the since-inception period.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund since inception.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	121

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI

122	2015 Semiannual Report ▪ TIAA-CREF Life Funds

index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Life Funds ▪ 2015 Semiannual Report	123

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How to reach us

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888 842-0318

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF),

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
2,839	*,e	Tesla Motors, Inc	$761,590

		TOTAL AUTOMOBILES & COMPONENTS	761,590

CAPITAL GOODS - 2.9%
2,162	*	Middleby Corp	242,641
6,308		Rockwell Collins, Inc	582,544
4,092		Roper Industries, Inc	705,706
5,114	*	Univar, Inc	133,118
2,371		W.W. Grainger, Inc	561,097

		TOTAL CAPITAL GOODS	2,225,106

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
12,839	*	Verisk Analytics, Inc	934,166

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	934,166

CONSUMER DURABLES & APPAREL - 3.1%
10,336		Mattel, Inc	265,532
15,078		Nike, Inc (Class B)	1,628,725
6,601		VF Corp	460,354

		TOTAL CONSUMER DURABLES & APPAREL	2,354,611

CONSUMER SERVICES - 4.5%
9,178		ARAMARK Holdings Corp	284,243
4,509		Las Vegas Sands Corp	237,038
17,597	*	Norwegian Cruise Line Holdings Ltd	986,136
37,121		Starbucks Corp	1,990,242

		TOTAL CONSUMER SERVICES	3,497,659

DIVERSIFIED FINANCIALS - 4.1%
23,853		Charles Schwab Corp	778,800
3,211		IntercontinentalExchange Group, Inc	718,012
7,313		McGraw-Hill Financial, Inc	734,591
8,218		Moody’s Corp	887,215

		TOTAL DIVERSIFIED FINANCIALS	3,118,618

ENERGY - 2.0%
6,213	*	Concho Resources, Inc	707,412
7,490		EOG Resources, Inc	655,750
1,047		Pioneer Natural Resources Co	145,208

		TOTAL ENERGY	1,508,370

FOOD & STAPLES RETAILING - 0.5%
3,758		CVS Corp	394,139

		TOTAL FOOD & STAPLES RETAILING	394,139

FOOD, BEVERAGE & TOBACCO - 2.3%
2,590		Mead Johnson Nutrition Co	233,670
8,674	*	Monster Beverage Corp	1,162,489
6,066		Pinnacle Foods, Inc	276,246
2,088	*	WhiteWave Foods Co (Class A)	102,061

		TOTAL FOOD, BEVERAGE & TOBACCO	1,774,466

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
11,485	*	Cerner Corp	$793,154
3,940	*	Idexx Laboratories, Inc	252,712
1,870	*	Intuitive Surgical, Inc	906,015

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,951,881

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
19,044		Estee Lauder Cos (Class A)	1,650,353

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,650,353

MATERIALS - 4.4%
3,774		Albemarle Corp	208,589
16,567		Monsanto Co	1,765,876
7,394		PPG Industries, Inc	848,240
2,145		Sherwin-Williams Co	589,918

		TOTAL MATERIALS	3,412,623

MEDIA - 3.2%
9,321		Time Warner, Inc	814,749
14,725		Walt Disney Co	1,680,711

		TOTAL MEDIA	2,495,460

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 17.9%
9,279	*	Alexion Pharmaceuticals, Inc	1,677,365
5,883	*	Allergan plc	1,785,255
3,029	*	Biogen Idec, Inc	1,223,534
3,457	*	BioMarin Pharmaceuticals, Inc	472,848
3,168	*	Biovail Corp	703,771
11,939		Bristol-Myers Squibb Co	794,421
14,567	*	Celgene Corp	1,685,912
14,620		Eli Lilly & Co	1,220,624
11,600		Gilead Sciences, Inc	1,358,128
4,011	*	Illumina, Inc	875,842
1,923	*	Incyte Corp	200,396
3,238	*	Mylan NV	219,731
2,571		Novartis AG. (ADR)	252,832
2,370	p	Perrigo Co plc	438,047
6,728		Thermo Electron Corp	873,025

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,781,731

REAL ESTATE - 1.0%
19,686	*	CBRE Group, Inc	728,382

		TOTAL REAL ESTATE	728,382

RETAILING - 9.0%
6,804	*	Amazon.com, Inc	2,953,549
8,595	*	Carmax, Inc	569,075
5,875		Expedia, Inc	642,431
600	e	Fast Retailing Co Ltd	272,083
59,713	*	Groupon, Inc	300,356
15,294		Home Depot, Inc	1,699,622
5,395		Tiffany & Co	495,261

		TOTAL RETAILING	6,932,377

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
14,278		ARM Holdings plc (ADR)	703,477
7,735		Broadcom Corp (Class A)	398,275
3,705	*	NXP Semiconductors NV	363,831

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,465,583

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 28.1%
27,788	*	Adobe Systems, Inc	$2,251,106
3,060	*	Akamai Technologies, Inc	213,649
1,961	*	Alliance Data Systems Corp	572,494
10,019	*	Autodesk, Inc	501,701
2,267	*	Baidu, Inc (ADR)	451,314
9,673	*	eBay, Inc	582,702
27,056	*	Facebook, Inc	2,320,458
3,173	*	Google, Inc	1,651,578
2,457	*	Google, Inc (Class A)	1,326,878
25,576		Intuit, Inc	2,577,294
2,963	*	LinkedIn Corp	612,245
21,230		Mastercard, Inc (Class A)	1,984,580
3,777	*	Mobileye NV	200,823
15,367	*	Red Hat, Inc	1,166,816
16,607		Sabre Corp	395,247
21,478	*	Salesforce.com, Inc	1,495,513
2,525	*	ServiceNow, Inc	187,633
25,500		Tencent Holdings Ltd	509,911
2,173	*	Twitter, Inc	78,706
24,830		Visa, Inc (Class A)	1,667,335
23,437	*	Yahoo!, Inc	920,840

		TOTAL SOFTWARE & SERVICES	21,668,823

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
27,836		Apple, Inc	3,491,330
53,618		Cisco Systems, Inc	1,472,350
1,852	*	Palo Alto Networks, Inc	323,545

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,287,225

TELECOMMUNICATION SERVICES - 0.9%
12,895	*	Level 3 Communications, Inc	679,180

		TOTAL TELECOMMUNICATION SERVICES	679,180

TRANSPORTATION - 0.3%
5,383		Delta Air Lines, Inc	221,135

		TOTAL TRANSPORTATION	221,135

		TOTAL COMMON STOCKS (Cost $58,962,942)	76,843,478

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
999,403	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	999,403

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	999,403

		TOTAL SHORT-TERM INVESTMENTS (Cost $999,403)	999,403

		TOTAL INVESTMENTS - 101.1% (Cost $59,962,345)	77,842,881
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(840,275)

		NET ASSETS - 100.0%	$77,002,606

Abbreviation(s):

ADR	American Depositary Receipt

TIAA-CREF LIFE FUNDS - Growth Equity Fund

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $989,996.

p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
9,696		Delphi Automotive plc	$825,032
11,102		General Motors Co	370,030

		TOTAL AUTOMOBILES & COMPONENTS	1,195,062

BANKS - 6.3%
118,095		Bank of America Corp	2,009,977
46,883		Citigroup, Inc	2,589,817
11,538	*	Commerzbank AG.	147,497
12,533		East West Bancorp, Inc	561,729
34,756		JPMorgan Chase & Co	2,355,067
35,401		Wells Fargo & Co	1,990,952

		TOTAL BANKS	9,655,039

CAPITAL GOODS - 6.4%
1,918		Acuity Brands, Inc	345,202
8,283		Caesarstone Sdot-Yam Ltd	567,717
11,128		Eaton Corp	751,029
5,672		General Dynamics Corp	803,666
100,321		General Electric Co	2,665,529
10,897		Honeywell International, Inc	1,111,167
7,904		Illinois Tool Works, Inc	725,508
4,010		Northrop Grumman Corp	636,106
6,008		Rockwell Collins, Inc	554,839
2,457		Snap-On, Inc	391,277
12,051	*	Univar, Inc	313,687
14,714	*,e	USG Corp	408,902
3,886	*	WABCO Holdings, Inc	480,776

		TOTAL CAPITAL GOODS	9,755,405

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
4,829		Equifax, Inc	468,848
3,977	*	Verisk Analytics, Inc	289,366

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	758,214

CONSUMER DURABLES & APPAREL - 4.3%
9,341	*	GoPro, Inc	492,458
11,664		Hanesbrands, Inc	388,645
5,129		Harman International Industries, Inc	610,043
19,422	*	Jarden Corp	1,005,088
18,376	*	Kate Spade & Co	395,819
24,532		Mattel, Inc	630,227
3,048	*	Mohawk Industries, Inc	581,863
27,424		Newell Rubbermaid, Inc	1,127,401
8,590		Nike, Inc (Class B)	927,892
30	e	Prada S.p.A	144
6,453		VF Corp	450,032

		TOTAL CONSUMER DURABLES & APPAREL	6,609,612

CONSUMER SERVICES - 1.5%
23,398	*	Hilton Worldwide Holdings, Inc	644,615
10,646	*	Norwegian Cruise Line Holdings Ltd	596,602

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

13,993		Restaurant Brands International, Inc	$534,672
16,315	p	Sonic Corp	469,872

		TOTAL CONSUMER SERVICES	2,245,761

DIVERSIFIED FINANCIALS - 3.3%
40,067		ING Groep NV	665,327
12,354		Lazard Ltd (Class A)	694,789
9,631		Legg Mason, Inc	496,285
11,302		Moody’s Corp	1,220,164
34,211		Morgan Stanley	1,327,045
13,376		Voya Financial, Inc	621,583

		TOTAL DIVERSIFIED FINANCIALS	5,025,193

ENERGY - 6.0%
12,935		Anadarko Petroleum Corp	1,009,706
11,549		Baker Hughes, Inc	712,573
12,648		Chevron Corp	1,220,153
6,418		Columbia Pipeline Partners LP	161,733
8,244	*	Concho Resources, Inc	938,662
21,238	*	Continental Resources, Inc	900,279
9,101	*	Diamondback Energy, Inc	686,033
10,483		Energen Corp	715,989
13,596		EOG Resources, Inc	1,190,330
4,752		Pioneer Natural Resources Co	659,055
14,098		Valero Energy Corp	882,535

		TOTAL ENERGY	9,077,048

FOOD & STAPLES RETAILING - 2.7%
6,529		Costco Wholesale Corp	881,806
12,882		CVS Corp	1,351,064
6,305	*	Diplomat Pharmacy, Inc	282,149
21,001		Kroger Co	1,522,783

		TOTAL FOOD & STAPLES RETAILING	4,037,802

FOOD, BEVERAGE & TOBACCO - 5.4%
57,539		Britvic plc	648,273
5,368		Brown-Forman Corp (Class B)	537,766
10,188		Coca-Cola Enterprises, Inc	442,567
5,183		Constellation Brands, Inc (Class A)	601,332
10,723	*	Diamond Foods, Inc	336,488
2,787		General Mills, Inc	155,292
5,465	p	Mead Johnson Nutrition Co	493,052
27,374		Mondelez International, Inc	1,126,166
5,470	*	Monster Beverage Corp	733,089
21,507		PepsiCo, Inc	2,007,464
9,726		SABMiller plc	504,297
11,625	*	WhiteWave Foods Co (Class A)	568,230

		TOTAL FOOD, BEVERAGE & TOBACCO	8,154,016

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
4,418		Aetna Inc	563,118
4,311		Cigna Corp	698,382
4,857	*	Edwards Lifesciences Corp	691,783
17,857	*	Hologic, Inc	679,637
2,380		Humana, Inc	455,246
4,448		McKesson Corp	999,955
7,348		Medtronic plc	544,487
5,627	e	STERIS Corp	362,604
7,034		Universal Health Services, Inc (Class B)	999,532

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,994,744

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
7,940		Estee Lauder Cos (Class A)	$688,080
2,268		L’Oreal S.A.	405,793
20,975		Procter & Gamble Co	1,641,084

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,734,957

INSURANCE - 2.4%
10,232	p	ACE Ltd	1,040,390
27,632		Hartford Financial Services Group, Inc	1,148,662
11,150		Metlife, Inc	624,288
22,648		XL Capital Ltd	842,506

		TOTAL INSURANCE	3,655,846

MATERIALS - 3.0%
8,846		Akzo Nobel NV	645,838
20,918		Dow Chemical Co	1,070,374
3,226		LyondellBasell Industries AF S.C.A	333,955
6,327		Novozymes AS	300,600
7,780		PPG Industries, Inc	892,522
4,518		Scotts Miracle-Gro Co (Class A)	267,511
17,338		Sealed Air Corp	890,826
534		Sherwin-Williams Co	146,861

		TOTAL MATERIALS	4,548,487

MEDIA - 4.3%
9,859	*	AMC Networks, Inc	806,959
19,527		Comcast Corp (Class A)	1,174,354
13,619	e	Lions Gate Entertainment Corp	504,584
14,597		Time Warner, Inc	1,275,924
3,830		Viacom, Inc (Class B)	247,571
21,834		Walt Disney Co	2,492,133

		TOTAL MEDIA	6,501,525

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.9%
21,727		AbbVie, Inc	1,459,837
923	*	Alexion Pharmaceuticals, Inc	166,851
5,761	*	Allergan plc	1,748,233
8,564		Amgen, Inc	1,314,745
3,356	*,p	Biogen Idec, Inc	1,355,623
4,385	*	BioMarin Pharmaceuticals, Inc	599,780
2,649	*	Biovail Corp	588,475
9,416		Bristol-Myers Squibb Co	626,541
12,218	*	Celgene Corp	1,414,050
9,976	p	Eli Lilly & Co	832,896
18,607	*	H Lundbeck AS	358,008
3,512	*	Illumina, Inc	766,880
1,005	*,e	Intercept Pharmaceuticals, Inc	242,587
8,741		Ipsen	484,504
4,175	*	Jazz Pharmaceuticals plc	735,092
4,544	*	Mallinckrodt plc	534,920
29,933		Merck & Co, Inc	1,704,086
5,313	*	Mylan NV	360,540
7,383		Novartis AG.	726,195
52,573		Pfizer, Inc	1,762,773
3,791		Shire Ltd	304,605

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	18,087,221

REAL ESTATE - 0.8%
14,145		Brixmor Property Group, Inc	327,174
10,330		Crown Castle International Corp	829,499

		TOTAL REAL ESTATE	1,156,673

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 6.7%
3,201	*	Amazon.com, Inc	$1,389,522
1,186	*	AutoZone, Inc	790,943
15,346		Best Buy Co, Inc	500,433
2,156		Expedia, Inc	235,759
21,561		Home Depot, Inc	2,396,074
3,384		HSN, Inc	237,523
11,033		Inditex S.A.	359,867
65,072	*,e	JC Penney Co, Inc	551,160
1,606	*	NetFlix, Inc	1,055,046
2,882	*	O’Reilly Automotive, Inc	651,274
6,983		Target Corp	570,022
6,882		Tiffany & Co	631,768
2,219	*	Ulta Salon Cosmetics & Fragrance, Inc	342,724
6,753		Williams-Sonoma, Inc	555,569

		TOTAL RETAILING	10,267,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
8,139		Analog Devices, Inc	522,402
4,929		Avago Technologies Ltd	655,212
17,384		Broadcom Corp (Class A)	895,102
6,275	*	Cavium Networks, Inc	431,783
31,994		Intel Corp	973,098
10,998		Marvell Technology Group Ltd	145,009
9,652	*	NXP Semiconductors NV	947,826
5,524	*	Qorvo, Inc	443,411

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,013,843

SOFTWARE & SERVICES - 12.4%
2,526	*	Alliance Data Systems Corp	737,440
6,909	*	Check Point Software Technologies	549,611
6,076		Dassault Systemes S.A.	441,082
7,852	*	Electronic Arts, Inc	522,158
27,090	*	Facebook, Inc	2,323,374
6,247	*,e	FireEye, Inc	305,541
17,226	*	Fortinet, Inc	711,951
5,255	*	Google, Inc	2,735,280
9,026	*	GrubHub, Inc	307,516
1,685	*	LinkedIn Corp	348,172
6,055	*	Manhattan Associates, Inc	361,181
17,414		Mastercard, Inc (Class A)	1,627,861
65,528		Microsoft Corp	2,893,061
2,669	*	MicroStrategy, Inc (Class A)	453,943
3,906	*	Mobileye NV	207,682
28,729	p	Oracle Corp	1,157,779
17,286	*	Salesforce.com, Inc	1,203,624
17,946	*	Take-Two Interactive Software, Inc	494,771
17,990		Tencent Holdings Ltd	359,737
12,219	*	VeriFone Systems, Inc	414,957
19,835	*	Yahoo!, Inc	779,317

		TOTAL SOFTWARE & SERVICES	18,936,038

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
54,186		Apple, Inc	6,796,279
23,480	*	Ciena Corp	556,006
76,321		Cisco Systems, Inc	2,095,775
9,616	*	Fitbit, Inc	367,620
11,555	*	JDS Uniphase Corp	133,807

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	9,949,487

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.2%
41,158		AT&T, Inc	$1,461,932
14,085	*	Level 3 Communications, Inc	741,857
10,474		Telephone & Data Systems, Inc	307,936
21,668	*	T-Mobile US, Inc	840,068

		TOTAL TELECOMMUNICATION SERVICES	3,351,793

TRANSPORTATION - 2.1%
24,557		Delta Air Lines, Inc	1,008,801
4,348		FedEx Corp	740,899
6,697		Kansas City Southern Industries, Inc	610,767
2,568	*	Old Dominion Freight Line	176,178
7,320		Ryder System, Inc	639,548

		TOTAL TRANSPORTATION	3,176,193

UTILITIES - 1.4%
9,413		American Water Works Co, Inc	457,754
11,270		NextEra Energy, Inc	1,104,798
6,182		Sempra Energy	611,647

		TOTAL UTILITIES	2,174,199

		TOTAL COMMON STOCKS (Cost $120,748,852)	152,061,842

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
600		Eaton Corp plc	48

		TOTAL CAPITAL GOODS	48

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
900		Micron Technology, Inc	9
900		NVIDIA Corp	27

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36

		TOTAL PURCHASED OPTIONS (Cost $970)	84

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
2,092,699	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,092,699

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,092,699

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,092,699)	2,092,699

		TOTAL INVESTMENTS - 101.3% (Cost $122,842,521)	154,154,625
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(1,924,068)

		NET ASSETS - 100.0%	$152,230,557

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,049,374.

p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.4%
6,690	*	American Axle & Manufacturing Holdings, Inc	$139,888
15,194		Ford Motor Co	228,062

		TOTAL AUTOMOBILES & COMPONENTS	367,950

BANKS - 12.0%
168,535		Bank of America Corp	2,868,465
23,730		Citigroup, Inc	1,310,845
20,126	*	Commerzbank AG.	257,283
11,736	*	Hilltop Holdings, Inc	282,720
37,657		Huntington Bancshares, Inc	425,901
22,464		Investors Bancorp, Inc	276,307
23,176		JPMorgan Chase & Co	1,570,406
40,339		Keycorp	605,892
43,575		Regions Financial Corp	451,437
20,462		TCF Financial Corp	339,874
2,010		US Bancorp	87,234
42,995		Wells Fargo & Co	2,418,039
9,731		Zions Bancorporation	308,813

		TOTAL BANKS	11,203,216

CAPITAL GOODS - 7.5%
6,729	*	AerCap Holdings NV	308,121
8,522		Allegion plc	512,513
1,778		General Dynamics Corp	251,925
70,110		General Electric Co	1,862,823
1,098		Hubbell, Inc (Class B)	118,891
3,744		Joy Global, Inc	135,533
959		L-3 Communications Holdings, Inc	108,731
16,346		Masco Corp	435,948
13,901		SPX Corp	1,006,293
31,547		Terex Corp	733,468
69,000		Toshiba Corp	236,621
6,980		Triumph Group, Inc	460,610
4,928		United Technologies Corp	546,663
5,319	*	Univar, Inc	138,454
5,767	*,e	USG Corp	160,265

		TOTAL CAPITAL GOODS	7,016,859

CONSUMER DURABLES & APPAREL - 2.4%
3,279	*	Deckers Outdoor Corp	235,990
16,034	*	Jarden Corp	829,760
15,669		Mattel, Inc	402,537
22,435		Pulte Homes, Inc	452,065
11,909	*	Sony Corp (ADR)	338,096

		TOTAL CONSUMER DURABLES & APPAREL	2,258,448

CONSUMER SERVICES - 2.9%
19,736		ARAMARK Holdings Corp	611,224
5,373		Carnival Corp	265,373
22,304		Extended Stay America, Inc	418,646
4,097		Interval Leisure Group, Inc	93,616
20,777	*	MGM Resorts International	379,180
146		Restaurant Brands International LP	5,322
14,643		Restaurant Brands International, Inc	559,509
4,879		Starwood Hotels & Resorts Worldwide, Inc	395,638

		TOTAL CONSUMER SERVICES	2,728,508

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.2%
2,483		American Express Co	$192,979
2,172		Capital One Financial Corp	191,071
32,853	*	E*Trade Financial Corp	983,948
2,052		Goldman Sachs Group, Inc	428,437
19,281		ING Groep NV (ADR)	319,679
3,469	e	Janus Capital Group, Inc	59,389
10,149		Legg Mason, Inc	522,978
29,347		Morgan Stanley	1,138,370
11,802		State Street Corp	908,754
32,653	*	Synchrony Financial	1,075,263

		TOTAL DIVERSIFIED FINANCIALS	5,820,868

ENERGY - 11.7%
4,597		Anadarko Petroleum Corp	358,842
19,744		Apache Corp	1,137,847
8,433		Baker Hughes, Inc	520,316
16,085		Chevron Corp	1,551,720
2,022		Cimarex Energy Co	223,047
2,957		Columbia Pipeline Partners LP	74,516
4,162	*	Concho Resources, Inc	473,885
9,450	*	Diamondback Energy, Inc	712,341
7,229		EOG Resources, Inc	632,899
16,255		Exxon Mobil Corp	1,352,416
7,769	*,e	Laredo Petroleum Holdings, Inc	97,734
19,862	*	Matador Resources Co	496,550
20,081		Nabors Industries Ltd	289,769
7,951	*	Parsley Energy, Inc	138,506
5,859		Pioneer Natural Resources Co	812,585
20,141	*	RSP Permian, Inc	566,164
10,869		Schlumberger Ltd	936,799
1	*	Seventy Seven Energy, Inc	4
141		Valero Energy Corp	8,827
26,634	*	Weatherford International Ltd	326,799
3,784		Williams Cos, Inc	217,164

		TOTAL ENERGY	10,928,730

FOOD & STAPLES RETAILING - 1.0%
6,729		CVS Corp	705,738
2,803		Walgreens Boots Alliance, Inc	236,685

		TOTAL FOOD & STAPLES RETAILING	942,423

FOOD, BEVERAGE & TOBACCO - 3.1%
13,571		ConAgra Foods, Inc	593,324
3,063		Kraft Foods Group, Inc	260,784
12,331		Mondelez International, Inc	507,297
21,561		Pinnacle Foods, Inc	981,888
10,444		SABMiller plc	541,526

		TOTAL FOOD, BEVERAGE & TOBACCO	2,884,819

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
944		Anthem, Inc	154,948
1,837		Baxter International, Inc	128,461
29,166	*	Boston Scientific Corp	516,238
5,200		Medtronic plc	385,320
9,600	e	Olympus Corp	331,440
6,683		UnitedHealth Group, Inc	815,326
5,955	*	WellCare Health Plans, Inc	505,163

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,836,896

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
22,542		Procter & Gamble Co	$1,763,686

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,763,686

INSURANCE - 6.7%
6,803		ACE Ltd	691,729
6,936		Aflac, Inc	431,419
9,878		Allstate Corp	640,786
10,077		American International Group, Inc	622,960
6,791	*	Berkshire Hathaway, Inc (Class B)	924,323
15,884		Hartford Financial Services Group, Inc	660,298
9,463		Metlife, Inc	529,833
9,353		Principal Financial Group	479,715
4,422		Prudential Financial, Inc	387,014
3,678		Travelers Cos, Inc	355,516
13,896		XL Capital Ltd	516,931

		TOTAL INSURANCE	6,240,524

MATERIALS - 4.0%
15,732		Acerinox S.A.	217,764
3,542		Albemarle Corp	195,766
9,771		Axiall Corp	352,245
33,344	*	Cemex SAB de C.V. (ADR)	305,431
11,727	*	Constellium NV	138,730
19,511		Freeport-McMoRan Copper & Gold, Inc (Class B)	363,295
71,304	*	Louisiana-Pacific Corp	1,214,307
12,677		Sealed Air Corp	651,344
2,577	e	Southern Copper Corp (NY)	75,790
3,788	*,e	Trinseo S.A.	101,670
1,376	e	Wacker Chemie AG.	142,173

		TOTAL MATERIALS	3,758,515

MEDIA - 0.9%
1,284		Naspers Ltd (N Shares)	199,668
4,452		Time Warner, Inc	389,149
4,921		Tribune Co	262,732

		TOTAL MEDIA	851,549

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
1,363		AbbVie, Inc	91,580
17,281		Agilent Technologies, Inc	666,701
866	*	Allergan plc	262,796
15,106	*	Biovitrum AB	200,317
6,620		Eli Lilly & Co	552,704
11,644	*	Endo International plc	927,444
5,352	*,e	Insys Therapeutics, Inc	192,244
12,599		Johnson & Johnson	1,227,898
4,328	*	Mallinckrodt plc	509,492
19,312		Merck & Co, Inc	1,099,432
61,537		Pfizer, Inc	2,063,336
6,282		Zoetis Inc	302,918

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,096,862

REAL ESTATE - 2.4%
11,751		Brixmor Property Group, Inc	271,801
3,867		Home Properties, Inc	282,484
2,325	*,e	Lifestyle Properties Development Ltd	906
4,688		Mack-Cali Realty Corp	86,400
6,519		Post Properties, Inc	354,438
2,717		Potlatch Corp	95,965
5,950	*	Realogy Holdings Corp	277,984
28,725		Starwood Property Trust, Inc	619,598
782		Vornado Realty Trust	74,235
13,114		WP GLIMCHER, Inc	177,432

		TOTAL REAL ESTATE	2,241,243

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 2.5%
12,339		Best Buy Co, Inc	$402,375
2,516		Expedia, Inc	275,125
65,042	*	Groupon, Inc	327,161
203,050	e	Hengdeli Holdings Ltd	40,602
232,871	*	Intime Retail Group Co Ltd	308,412
75,283	*,e	JC Penney Co, Inc	637,647
3,627		Target Corp	296,072

		TOTAL RETAILING	2,287,394

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
33,064		Atmel Corp	325,846
16,751		Broadcom Corp (Class A)	862,509
11,417		Intel Corp	347,248
45,211		Marvell Technology Group Ltd	596,107
7,974		Maxim Integrated Products, Inc	275,701
7,385	*	Mellanox Technologies Ltd	358,837
45,707	*	ON Semiconductor Corp	534,315
200		Samsung Electronics Co Ltd	226,917

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,527,480

SOFTWARE & SERVICES - 5.5%
6,446	*	Autodesk, Inc	322,784
2,398	*,e	Cimpress NV	201,816
1,777	*	Citrix Systems, Inc	124,674
8,709	*	eBay, Inc	524,630
10,589	*	Fortinet, Inc	437,643
2,607		International Business Machines Corp	424,055
21,166		Microsoft Corp	934,479
8,054		Oracle Corp	324,576
6,767	*	PTC, Inc	277,582
5,588	*	Rackspace Hosting, Inc	207,818
6,561		Sabre Corp	156,152
29,278	*	Yahoo!, Inc	1,150,332

		TOTAL SOFTWARE & SERVICES	5,086,541

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
43,722		Alcatel-Lucent (ADR)	158,274
5,345	*	Ciena Corp	126,570
41,959		Cisco Systems, Inc	1,152,194
7,596		Corning, Inc	149,869
19,231		EMC Corp	507,506
18,949		Hewlett-Packard Co	568,659
41,428	*	JDS Uniphase Corp	479,736
8,584		Juniper Networks, Inc	222,926
6,517	*,e	Knowles Corp	117,958
17,344		Nokia Corp	118,806
3,253		Seagate Technology, Inc	154,518

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,757,016

TELECOMMUNICATION SERVICES - 2.7%
31,329		AT&T, Inc	1,112,806
15,766	*	Level 3 Communications, Inc	830,395
20,927		Telephone & Data Systems, Inc	615,254

		TOTAL TELECOMMUNICATION SERVICES	2,558,455

TRANSPORTATION - 2.1%
10,759		American Airlines Group, Inc	429,661
15,994	*,b,m	AMR Corp (Escrow)	160
13,996		Con-Way, Inc	537,026
2,039		FedEx Corp	347,446
24,896	*	Hertz Global Holdings, Inc	451,115

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,997	*	United Continental Holdings, Inc	$158,871
6,105	*	UTI Worldwide, Inc	60,989

		TOTAL TRANSPORTATION	1,985,268

UTILITIES - 3.8%
2,267	*	8Point3 Energy Partners LP	42,212
4,903		Duke Energy Corp	346,250
3,712		Edison International	206,313
6,026		Exelon Corp	189,337
31,088		FirstEnergy Corp	1,011,914
10,256		NextEra Energy, Inc	1,005,396
16,080		NRG Energy, Inc	367,910
4,076		PG&E Corp	200,132
1,994		Sempra Energy	197,286

		TOTAL UTILITIES	3,566,750

		TOTAL COMMON STOCKS (Cost $77,174,840)	92,710,000

RIGHTS / WARRANTS - 0.0%

MATERIALS - 0.0%
16,647		Acerinox S.A.	7,405

		TOTAL MATERIALS	7,405

		TOTAL RIGHTS / WARRANTS (Cost $8,402)	7,405

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
2,465,284	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,465,284

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,465,284

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,465,284)	2,465,284

		TOTAL INVESTMENTS - 101.8% (Cost $79,648,526)	95,182,689
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(1,752,444)

		NET ASSETS - 100.0%	$93,430,245

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,376,808.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
55,000		NorthStar Asset Management Group, Inc	$1,016,950

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	1,016,950

DIVERSIFIED CAPITAL MARKETS - 1.1%
26,600		HFF, Inc (Class A)	1,110,018

		TOTAL DIVERSIFIED CAPITAL MARKETS	1,110,018

DIVERSIFIED REITS - 3.3%
14,700		American Assets Trust,Inc	576,387
93,300		NorthStar Realty Finance Corp	1,483,470
136,800		Spirit Realty Capital, Inc	1,322,856

		TOTAL DIVERSIFIED REITS	3,382,713

HOTELS, RESORTS & CRUISE LINES - 1.0%
13,000		Starwood Hotels & Resorts Worldwide, Inc	1,054,170

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,054,170

INDUSTRIAL REITS - 8.2%
109,200		Prologis, Inc	4,051,320
191,700		Rexford Industrial Realty, Inc	2,794,986
76,700		Terreno Realty Corp	1,510,990

		TOTAL INDUSTRIAL REITS	8,357,296

INTERNET SOFTWARE & SERVICES - 1.7%
6,600		Equinix, Inc	1,676,400

		TOTAL INTERNET SOFTWARE & SERVICES	1,676,400

MORTGAGE REITS - 1.0%
8,300		Blackstone Mortgage Trust, Inc	230,906
38,300		Starwood Property Trust, Inc	826,131

		TOTAL MORTGAGE REITS	1,057,037

OFFICE REITS - 14.7%
36,200		Boston Properties, Inc	4,381,648
55,420		Gramercy Property Trust, Inc	1,295,165
63,300		Hudson Pacific Properties	1,795,821
30,300		Kilroy Realty Corp	2,034,645
23,800		SL Green Realty Corp	2,615,382
29,700		Vornado Realty Trust	2,819,421

		TOTAL OFFICE REITS	14,942,082

REAL ESTATE OPERATING COMPANIES - 1.0%
47,000	*	Forest City Enterprises, Inc (Class A)	1,038,700

		TOTAL REAL ESTATE OPERATING COMPANIES	1,038,700

REAL ESTATE SERVICES - 2.8%
17,300	*	CBRE Group, Inc	640,100
43,300		Kennedy-Wilson Holdings, Inc	1,064,747

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

21,600	*	Marcus & Millichap, Inc	$996,624
2,100		Vanguard REIT ETF	156,849

		TOTAL REAL ESTATE SERVICES	2,858,320

RESIDENTIAL REITS - 17.3%
34,700		Apartment Investment & Management Co (Class A)	1,281,471
27,500		AvalonBay Communities, Inc	4,396,425
8,600		Camden Property Trust	638,808
5,000		Education Realty Trust, Inc	156,800
25,300		Equity Lifestyle Properties, Inc	1,330,274
65,000		Equity Residential	4,561,050
15,100		Essex Property Trust, Inc	3,208,750
600		Home Properties, Inc	43,830
19,500		Post Properties, Inc	1,060,215
15,100		Sun Communities, Inc	933,633

		TOTAL RESIDENTIAL REITS	17,611,256

RETAIL REITS - 21.9%
21,600		Acadia Realty Trust	628,776
53,300		Equity One, Inc	1,244,022
17,300		Federal Realty Investment Trust	2,215,957
135,000		General Growth Properties, Inc	3,464,100
18,300		Macerich Co	1,365,180
34,700		Regency Centers Corp	2,046,606
43,300		Retail Opportunities Investment Corp	676,346
52,000		Simon Property Group, Inc	8,997,040
23,800		Taubman Centers, Inc	1,654,100

		TOTAL RETAIL REITS	22,292,127

SPECIALIZED REITS - 22.7%
34,700		American Tower Corp	3,237,163
20,000		Chatham Lodging Trust	529,400
70,000		CubeSmart	1,621,200
71,700		DiamondRock Hospitality Co	918,477
26,600		Extra Space Storage, Inc	1,734,852
5,000		HCP, Inc	182,350
43,590		Health Care REIT, Inc	2,860,812
53,300		Healthcare Trust of America, Inc	1,276,535
60,000		Host Marriott Corp	1,189,800
14,300		Public Storage, Inc	2,636,491
163,400	*	Strategic Hotels & Resorts, Inc	1,980,408
115,000		Sunstone Hotel Investors, Inc	1,726,150
51,700		Ventas, Inc	3,210,053

		TOTAL SPECIALIZED REITS	23,103,691

		TOTAL COMMON STOCKS (Cost $80,443,019)	99,500,760

		TOTAL INVESTMENTS - 97.7% (Cost $80,443,019)	99,500,760
		OTHER ASSETS & LIABILITIES, NET - 2.3%	2,317,615

		NET ASSETS - 100.0%	$101,818,375

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.2%

AUTOMOBILES & COMPONENTS - 1.5%
10,300	*	American Axle & Manufacturing Holdings, Inc	$215,373
3,600	*	Gentherm, Inc	197,676
6,629	*	Tenneco, Inc	380,770

		TOTAL AUTOMOBILES & COMPONENTS	793,819

BANKS - 9.8%
4,309		Banner Corp	206,530
14,630		Brookline Bancorp, Inc	165,173
18,881		Capitol Federal Financial	227,327
14,382		Cathay General Bancorp	466,696
6,300		Columbia Banking System, Inc	205,002
10,930		First Commonwealth Financial Corp	104,819
13,049		FirstMerit Corp	271,811
9,200	*	Hilltop Holdings, Inc	221,628
31,224		Investors Bancorp, Inc	384,055
38,762	*	MGIC Investment Corp	441,112
24,642		National Penn Bancshares, Inc	277,962
8,513		Oritani Financial Corp	136,633
8,111	*	Popular, Inc	234,083
8,969		PrivateBancorp, Inc	357,146
5,825		Prosperity Bancshares, Inc	336,335
13,890		Provident Financial Services, Inc	263,771
7,191		Sterling Bancorp/DE	105,708
17,600		Umpqua Holdings Corp	316,624
1,334		Webster Financial Corp	52,760
11,300	*	Western Alliance Bancorp	381,488

		TOTAL BANKS	5,156,663

CAPITAL GOODS - 7.3%
1,330		Acuity Brands, Inc	239,373
4,644	*	Aerovironment, Inc	121,116
4,335	*	American Woodmark Corp	237,775
3,300		Apogee Enterprises, Inc	173,712
3,716		Applied Industrial Technologies, Inc	147,339
2,750		Clarcor, Inc	171,160
6,189		Comfort Systems USA, Inc	142,038
2,768		Cubic Corp	131,701
2,793		Curtiss-Wright Corp	202,325
2,575	*	DXP Enterprises, Inc	119,737
6,297		EMCOR Group, Inc	300,808
3,000		Encore Wire Corp	132,870
7,800		General Cable Corp	153,894
1,600		IDEX Corp	125,728
4,700		ITT Corp	196,648
4,487		John Bean Technologies Corp	168,666
8,600	*	MRC Global, Inc	132,784
5,255		Mueller Industries, Inc	182,454
2,490	*	Teledyne Technologies, Inc	262,720
2,708		Tennant Co	176,941
7,443	*	Thermon Group Holdings	179,153
3,200		Universal Forest Products, Inc	166,496

		TOTAL CAPITAL GOODS	3,865,438

COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
8,197		ABM Industries, Inc	269,435
3,700		Administaff, Inc	188,330

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,288		Exponent, Inc	$192,017
7,632		Korn/Ferry International	265,365
4,070	*	On Assignment, Inc	159,869
6,679		Resources Connection, Inc	107,465
13,341		Rollins, Inc	380,619
11,357	*	RPX Corp	191,933
10,413	*	TrueBlue, Inc	311,349
3,536		Viad Corp	95,861
4,602	*	WageWorks, Inc	186,151

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,348,394

CONSUMER DURABLES & APPAREL - 2.4%
2,750		Brunswick Corp	139,865
2,550		Columbia Sportswear Co	154,173
2,520	*	G-III Apparel Group Ltd	177,282
1,500	*	GoPro, Inc	79,080
5,220		La-Z-Boy, Inc	137,495
1,496		Oxford Industries, Inc	130,825
5,471	*	Steven Madden Ltd	234,049
15,200	*	TRI Pointe Homes, Inc	232,560

		TOTAL CONSUMER DURABLES & APPAREL	1,285,329

CONSUMER SERVICES - 4.7%
14,002	*	Belmond Ltd.	174,885
1,500	*	Buffalo Wild Wings, Inc	235,035
1,679		Domino’s Pizza, Inc	190,399
6,045	*	Grand Canyon Education, Inc	256,308
4,445	*	Hyatt Hotels Corp	251,987
3,600		Jack in the Box, Inc	317,376
6,573	*	K12, Inc	83,148
2,113		Marriott Vacations Worldwide Corp	193,868
11,187		Service Corp International	329,233
3,900		Vail Resorts, Inc	425,880

		TOTAL CONSUMER SERVICES	2,458,119

DIVERSIFIED FINANCIALS - 1.1%
5,166	*	Enova International, Inc	96,501
6,038		Evercore Partners, Inc (Class A)	325,810
8,200	e	WisdomTree Investments, Inc	180,113

		TOTAL DIVERSIFIED FINANCIALS	602,424

ENERGY - 4.2%
5,200	*	Cobalt International Energy, Inc	50,492
4,027		Delek US Holdings, Inc	148,274
2,100	*	Diamondback Energy, Inc	158,298
6,900		Green Plains Renewable Energy, Inc	190,095
14,215	*	Kosmos Energy LLC	119,832
7,497	*	Matrix Service Co	137,045
35,100	*,e	McDermott International, Inc	187,434
3,700	*	Memorial Resource Development Corp	70,189
21,368	*	Pioneer Energy Services Corp	135,473
6,300		Questar Market Resources, Inc	116,613
12,108	*	Renewable Energy Group, Inc	139,969
1,439	*	Rex Stores Corp	91,578
23,713		Scorpio Tankers, Inc	239,264
3,520	e	US Silica Holdings Inc	103,347
17,329	*	Vaalco Energy, Inc	37,084
3,280		Western Refining, Inc	143,074
11,300	*	WPX Energy, Inc	138,764

		TOTAL ENERGY	2,206,825

FOOD & STAPLES RETAILING - 1.1%
3,328		Casey’s General Stores, Inc	318,623
26,200	*	Supervalu, Inc	211,958
637		Weis Markets, Inc	26,849

		TOTAL FOOD & STAPLES RETAILING	557,430

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.3%
11,300		Dean Foods Co	$182,721
1,482		J&J Snack Foods Corp	164,013
2,950		Lancaster Colony Corp	268,007
4,100	*	Post Holdings, Inc	221,113
2,080	e	Sanderson Farms, Inc	156,333
8,500	e	Vector Group Ltd	199,410

		TOTAL FOOD, BEVERAGE & TOBACCO	1,191,597

HEALTH CARE EQUIPMENT & SERVICES - 8.4%
3,340	*	Abiomed, Inc	219,538
8,918	*	AMN Healthcare Services, Inc	281,720
3,660	*	Angiodynamics, Inc	60,024
2,108	*	Anika Therapeutics, Inc	69,627
7,454	*	Cynosure, Inc (Class A)	287,575
18,832	*	Five Star Quality Care, Inc	90,394
6,632	*	Globus Medical, Inc	170,243
3,600	*	Health Net, Inc	230,832
6,622	*	HealthStream, Inc	201,441
4,100		Hill-Rom Holdings, Inc	222,753
2,660	*	ICU Medical, Inc	254,456
7,840		Kindred Healthcare, Inc	159,074
10,781	*	MedAssets, Inc	237,829
3,078	*	Molina Healthcare, Inc	216,383
4,741	*	Natus Medical, Inc	201,777
4,030	*	NuVasive, Inc	190,941
4,646	*	Omnicell, Inc	175,201
17,827	*	OraSure Technologies, Inc	96,087
5,681	*	PharMerica Corp	189,177
4,973	*	Premier, Inc	191,262
12,077		Quality Systems, Inc	200,116
3,600	*	Team Health Holdings, Inc	235,188
4,208	*	Thoratec Corp	187,551
769	*	WellCare Health Plans, Inc	65,234

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,434,423

INSURANCE - 2.7%
5,363		Aspen Insurance Holdings Ltd	256,888
5,594		HCI Group, Inc	247,311
11,375		Maiden Holdings Ltd	179,498
18,030	*	MBIA, Inc	108,360
6,196		Old Republic International Corp	96,843
5,500		Selective Insurance Group, Inc	154,275
9,401	*	Third Point Reinsurance Ltd	138,665
5,193		Validus Holdings Ltd	228,440

		TOTAL INSURANCE	1,410,280

MATERIALS - 4.3%
4,756		A. Schulman, Inc	207,932
9,700	*	Berry Plastics Group, Inc	314,280
31,564	*,e	Coeur Mining, Inc	180,230
15,081		Commercial Metals Co	242,503
4,555		Innospec, Inc	205,157
4,988		Minerals Technologies, Inc	339,832
5,393		OM Group, Inc	181,205
3,100		Reliance Steel & Aluminum Co	187,488
6,689		Schnitzer Steel Industries, Inc (Class A)	116,857
2,687		Sensient Technologies Corp	183,630
10,900	*	Stillwater Mining Co	126,331

		TOTAL MATERIALS	2,285,445

MEDIA - 0.9%
10,760	*	Live Nation, Inc	295,792
7,660		Time, Inc	176,257

		TOTAL MEDIA	472,049

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.3%
4,160	*,e	Acadia Pharmaceuticals, Inc	$174,221
891	*	Acceleron Pharma, Inc	28,191
5,450	*,e	Achillion Pharmaceuticals, Inc	48,287
3,730	*	Acorda Therapeutics, Inc	124,321
6,182	*,e	Affymetrix, Inc	67,507
2,190	*	Alder Biopharmaceuticals, Inc	116,004
1,100	*,e	ANI Pharmaceuticals, Inc	68,255
3,140	*,e	Arrowhead Research Corp	22,451
1,000	*	Bluebird Bio, Inc	168,370
4,553	*	Cambrex Corp	200,059
2,234	*	Cara Therapeutics Inc	27,143
7,668	*	Catalent, Inc	224,902
3,510	*,e	Celldex Therapeutics, Inc	88,522
4,526	*	Cepheid, Inc	276,765
1,100	*,e	Clovis Oncology, Inc	96,668
14,831	*,e	CTI BioPharma Corp	28,920
8,161	*	Cytokinetics, Inc	54,842
6,571	*,e	Depomed, Inc	141,014
2,884	*	Dyax Corp	76,426
2,100	*	Five Prime Therapeutics, Inc	52,164
4,600	*	Horizon Pharma plc	159,804
3,172	*	Impax Laboratories, Inc	145,658
5,894	*	INC Research Holdings, Inc	236,467
7,400	*	Infinity Pharmaceuticals, Inc	81,030
3,790	*	Insmed, Inc	92,552
3,260	*,e	Isis Pharmaceuticals, Inc	187,613
1,010	*,e	Karyopharm Therapeutics, Inc	27,482
1,200	*	KYTHERA Biopharmaceuticals, Inc	90,372
2,200	*	MacroGenics, Inc	83,534
5,779	*	Medicines Co	165,337
6,000	*,e	Merrimack Pharmaceuticals, Inc	74,190
3,526	*	Momenta Pharmaceuticals, Inc	80,428
3,700	*	Neurocrine Biosciences, Inc	176,712
3,560	*	Parexel International Corp	228,944
8,162	*	PRA Health Sciences, Inc	296,525
4,820	*	Prestige Brands Holdings, Inc	222,877
2,767	*	Prothena Corp plc	145,738
890	*,e	Puma Biotechnology, Inc	103,908
6,200	*	Raptor Pharmaceutical Corp	97,898
740	*	Receptos, Inc	140,637
2,100	*	Retrophin, Inc	69,615
2,935	*	Sagent Pharmaceuticals	71,350
4,675	*	Sangamo Biosciences, Inc	51,846
789	*,e	Spark Therapeutics, Inc	47,553
8,700	*,e	Spectrum Pharmaceuticals, Inc	59,508
6,024	*	Supernus Pharmaceuticals, Inc	102,288
1,690	*,e	TESARO, Inc	99,355

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,424,253

REAL ESTATE - 7.5%
3,200		American Assets Trust,Inc	125,472
21,614		Cousins Properties, Inc	224,353
12,557		CubeSmart	290,820
26,248		DiamondRock Hospitality Co	336,237
9,340		DuPont Fabros Technology, Inc	275,063
2,680		EastGroup Properties, Inc	150,697
6,200		Entertainment Properties Trust	339,636
20,168		FelCor Lodging Trust, Inc	199,260
6,462		Kennedy-Wilson Holdings, Inc	158,901
26,506		Lexington Realty Trust	224,771
14,200		New Residential Investment Corp	216,408
2,309		PS Business Parks, Inc	166,594
10,700		Retail Opportunities Investment Corp	167,134
7,700		RLJ Lodging Trust	229,306
1,882		Saul Centers, Inc	92,576

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,007		Sovran Self Storage, Inc	$348,248
14,735		Summit Hotel Properties, Inc	191,702
16,008		Sunstone Hotel Investors, Inc	240,280

		TOTAL REAL ESTATE	3,977,458

RETAILING - 2.9%
5,476		Aaron’s, Inc	198,286
14,900	e	American Eagle Outfitters, Inc	256,578
1,757	*	America’s Car-Mart, Inc	86,655
2,000		Children’s Place Retail Stores, Inc	130,820
3,900		DSW, Inc (Class A)	130,143
9,820	*	Express Parent LLC	177,840
2,100		Group 1 Automotive, Inc	190,743
4,700	*	MarineMax, Inc	110,497
8,400	*	Office Depot, Inc	72,744
6,600	*	Select Comfort Corp	198,462

		TOTAL RETAILING	1,552,768

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
3,985	*	Advanced Energy Industries, Inc	109,548
2,955	*	Cabot Microelectronics Corp	139,210
2,900	*	Cavium Networks, Inc	199,549
7,600	*	Inphi Corp	173,736
7,163	*	Integrated Device Technology, Inc	155,437
12,405		Intersil Corp (Class A)	155,187
15,714	*	Lattice Semiconductor Corp	92,555
3,026		Monolithic Power Systems, Inc	153,448
5,459	*	Photronics, Inc	51,915
21,578	*	PMC - Sierra, Inc	184,708
9,752	*	Rudolph Technologies, Inc	117,122
3,300	*	Silicon Laboratories, Inc	178,233
6,100		Tessera Technologies, Inc	231,678

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,942,326

SOFTWARE & SERVICES - 10.0%
7,390	*	Aspen Technology, Inc	336,614
4,500	*	BroadSoft, Inc	155,565
4,494	*	Constant Contact, Inc	129,247
4,686	*	EPAM Systems, Inc	333,784
8,227	*	Everyday Health, Inc	105,141
5,800	*	ExlService Holdings, Inc	200,564
4,200	*	GrubHub, Inc	143,094
3,100	*	Imperva, Inc	209,870
6,407	*	Infoblox, Inc	167,927
12,849	*	Liveperson, Inc	126,049
3,028	*	LogMeIn, Inc	195,276
3,302	*	Luxoft Holding, Inc	186,728
5,970	*	Manhattan Associates, Inc	356,111
4,439		MAXIMUS, Inc	291,775
9,237		NIC, Inc	168,852
10,600	*	Nuance Communications, Inc	185,606
10,621	*	Progress Software Corp	292,078
5,030	*	QLIK Technologies, Inc	175,849
9,414	*	Rubicon Project, Inc	140,833
3,400	*	SolarWinds, Inc	156,842
3,992		Solera Holdings, Inc	177,884
1,865	*	SPS Commerce, Inc	122,717
3,251		SS&C Technologies Holdings, Inc	203,188
4,000	*	Synchronoss Technologies, Inc	182,920
15,568	*	TA Indigo Holding Corp	185,415
2,902	*	Tyler Technologies, Inc	375,461

		TOTAL SOFTWARE & SERVICES	5,305,390

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
5,754		Alliance Fiber Optic Products, Inc	$106,737
7,549	*	Benchmark Electronics, Inc	164,417
9,980	*	Ciena Corp	236,326
2,573	*	Coherent, Inc	163,334
8,471	*	II-VI, Inc	160,780
9,727	*	Immersion Corp	123,241
1,313		InterDigital, Inc	74,696
11,432	*	Ixia	142,214
6,400		Jabil Circuit, Inc	136,256
5,361	*	Plexus Corp	235,241
13,000	*	Polycom, Inc	148,720
15,700	*	QLogic Corp	222,783
14,367	*	Sanmina Corp	289,639
6,510	*	Super Micro Computer, Inc	192,566
2,500	*	Universal Display Corp	129,325

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,526,275

TELECOMMUNICATION SERVICES - 1.7%
24,889	*	8x8, Inc	223,006
15,792		Inteliquent, Inc	290,573
10,777	*	Premiere Global Services, Inc	110,895
55,815	*	Vonage Holdings Corp	274,051

		TOTAL TELECOMMUNICATION SERVICES	898,525

TRANSPORTATION - 2.3%
15,417	*	Air Transport Services Group, Inc	161,724
4,000	*	Atlas Air Worldwide Holdings, Inc	219,840
3,469	*	Echo Global Logistics, Inc	113,298
8,246		Matson, Inc	346,662
11,111		Skywest, Inc	167,109
10,800	*,e	UTI Worldwide, Inc	107,892
9,201	*	YRC Worldwide, Inc	119,430

		TOTAL TRANSPORTATION	1,235,955

UTILITIES - 2.9%
721		Allete, Inc	33,447
6,890		American States Water Co	257,617
8,583		Avista Corp	263,069
5,754		Black Hills Corp	251,162
7,413		California Water Service Group	169,387
6,438		New Jersey Resources Corp	177,367
4,103		Southwest Gas Corp	218,321
10,300	*	Talen Energy Corp	176,748

		TOTAL UTILITIES	1,547,118

		TOTAL COMMON STOCKS (Cost $46,546,260)	53,478,303

SHORT-TERM INVESTMENTS - 4.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.8%
2,550,522	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,550,522

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,550,522

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,550,522)	2,550,522

		TOTAL INVESTMENTS - 106.0% (Cost $49,096,782)	56,028,825
		OTHER ASSETS & LIABILITIES, NET - (6.0)%	(3,173,791)

		NET ASSETS - 100.0%	$52,855,034

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,547,193.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.1%
229		BorgWarner, Inc	$13,016
30,738		Ford Motor Co	461,378
2,462		Harley-Davidson, Inc	138,734
7,791		Johnson Controls, Inc	385,888
292	*	Modine Manufacturing Co	3,133
247	*	Tenneco, Inc	14,188
1,097	*	Tesla Motors, Inc	294,281

		TOTAL AUTOMOBILES & COMPONENTS	1,310,618

BANKS - 3.9%
470		Associated Banc-Corp	9,527
196		Bank of Hawaii Corp	13,069
9,566		BB&T Corp	385,605
200		Boston Private Financial Holdings, Inc	2,682
207		Camden National Corp	8,011
38		Capitol Federal Financial	458
72		Centerstate Banks of Florida, Inc	973
1,091		CIT Group, Inc	50,721
1,775		Comerica, Inc	91,093
22		Community Bank System, Inc	831
69		Cullen/Frost Bankers, Inc	5,422
290		Federal Agricultural Mortgage Corp (Class C)	8,427
717		First Community Bancshares, Inc	13,064
414		HomeStreet, Inc	9,448
581	*	HomeTrust Bancshares, Inc	9,738
88		IBERIABANK Corp	6,004
17,438		Keycorp	261,919
2,808		M&T Bank Corp	350,803
528	*	MGIC Investment Corp	6,009
1,477		New York Community Bancorp, Inc	27,147
333		OFG Bancorp	3,553
145		Old National Bancorp	2,097
199		PacWest Bancorp	9,305
18		Peoples Bancorp, Inc	420
189		People’s United Financial, Inc	3,064
4,648		PNC Financial Services Group, Inc	444,581
1,276	*	Popular, Inc	36,825
188		PrivateBancorp, Inc	7,486
355		Provident Financial Services, Inc	6,741
6,255		Radian Group, Inc	117,344
35	*	Signature Bank	5,124
160		Susquehanna Bancshares, Inc	2,259
269	*	SVB Financial Group	38,731
31		TCF Financial Corp	515
50		UMB Financial Corp	2,851
102		United Bankshares, Inc	4,103
11,680		US Bancorp	506,912
107		Webster Financial Corp	4,232
49		Westamerica Bancorporation	2,482
169		Wilshire Bancorp, Inc	2,134
290		Zions Bancorporation	9,203

		TOTAL BANKS	2,470,913

CAPITAL GOODS - 7.0%
3,771		3M Co	581,865
178		A.O. Smith Corp	12,812

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,742		Ametek, Inc	$259,767
17		Applied Industrial Technologies, Inc	674
400	*	ArvinMeritor, Inc	5,248
1,187		Barnes Group, Inc	46,281
200		Briggs & Stratton Corp	3,852
1,027	*	Builders FirstSource, Inc	13,187
174		Caterpillar, Inc	14,759
33	*	Chart Industries, Inc	1,180
81	*	Colfax Corp	3,738
2,265		Cummins, Inc	297,145
5,316		Danaher Corp	454,997
3,808		Deere & Co	369,566
644		Dover Corp	45,196
3,579		Eaton Corp	241,547
72		EnerSys	5,061
509	*	Enphase Energy, Inc	3,873
139	*	Esterline Technologies Corp	13,252
1,660		Fastenal Co	70,019
123		Fluor Corp	6,520
710		Graco, Inc	50,431
117		Hexcel Corp	5,820
4,101		Illinois Tool Works, Inc	376,431
1,368		Ingersoll-Rand plc	92,231
245		Lincoln Electric Holdings, Inc	14,918
4,981		Masco Corp	132,843
1,227		Nordson Corp	95,571
1,724		Owens Corning, Inc	71,115
2,930		Paccar, Inc	186,963
313		Pall Corp	38,953
361		Parker Hannifin Corp	41,995
1,081		Pentair plc	74,319
457	*	Polypore International, Inc	27,365
1,788		Precision Castparts Corp	357,368
1,131	*	Quanta Services, Inc	32,595
990		Rockwell Automation, Inc	123,394
205		Rockwell Collins, Inc	18,932
400		Roper Industries, Inc	68,984
55		TAL International Group, Inc	1,738
818		Tennant Co	53,448
143		Timken Co	5,229
377	*	United Rentals, Inc	33,033
23		Valmont Industries, Inc	2,734
44		W.W. Grainger, Inc	10,413
179		Woodward Governor Co	9,843
86		Xylem, Inc	3,188

		TOTAL CAPITAL GOODS	4,380,393

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
302		Acacia Research (Acacia Technologies)	2,649
2,963	*	ACCO Brands Corp	23,022
297		CDI Corp	3,861
93		CEB, Inc	8,097
245		Deluxe Corp	15,190
837		Dun & Bradstreet Corp	102,114
217		Equifax, Inc	21,068
507		Heidrick & Struggles International, Inc	13,223
168		HNI Corp	8,593
73	*	IHS, Inc (Class A)	9,390
190		Interface, Inc	4,759
291		Manpower, Inc	26,010
1,111		R.R. Donnelley & Sons Co	19,365
1,573		Robert Half International, Inc	87,301
160	*	RPX Corp	2,704
282		Tetra Tech, Inc	7,230
1,816		Waste Management, Inc	84,172

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	438,748

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	$1,788
10		Columbia Sportswear Co	605
14	*	Deckers Outdoor Corp	1,008
13		Hasbro, Inc	972
4,378		Mattel, Inc	112,471
72	*	Meritage Homes Corp	3,390
95	*	Mohawk Industries, Inc	18,135
200		Movado Group, Inc	5,432
4,850		Nike, Inc (Class B)	523,897
71	*	Tempur-Pedic International, Inc	4,679
2		Tupperware Corp	129
366	*	Under Armour, Inc (Class A)	30,539
323		VF Corp	22,526
92		Whirlpool Corp	15,921

		TOTAL CONSUMER DURABLES & APPAREL	741,492

CONSUMER SERVICES - 2.9%
55		Bob Evans Farms, Inc	2,808
200		Brinker International, Inc	11,530
1,063		Choice Hotels International, Inc	57,668
932		Darden Restaurants, Inc	66,246
13		DineEquity, Inc	1,288
128		Domino’s Pizza, Inc	14,515
60		Dunkin Brands Group, Inc	3,300
3,895		Marriott International, Inc (Class A)	289,749
5,916		McDonald’s Corp	562,434
4,705	*	MGM Resorts International	85,866
111	*	Popeyes Louisiana Kitchen, Inc	6,659
333		Royal Caribbean Cruises Ltd	26,204
1,081	*	Ruby Tuesday, Inc	6,778
177		Sonic Corp	5,098
9,824		Starbucks Corp	526,714
1,429		Starwood Hotels & Resorts Worldwide, Inc	115,878
6		Vail Resorts, Inc	655
91	*	Weight Watchers International, Inc	441

		TOTAL CONSUMER SERVICES	1,783,831

DIVERSIFIED FINANCIALS - 6.8%
6,348		American Express Co	493,366
10,330		Bank of New York Mellon Corp	433,550
1,205		BlackRock, Inc	416,906
12,098		Charles Schwab Corp	395,000
3,291		CME Group, Inc	306,260
34	*	Credit Acceptance Corp	8,370
6,202		Discover Financial Services	357,359
6,258		Franklin Resources, Inc	306,830
221	*	Green Dot Corp	4,226
1,429		IntercontinentalExchange Group, Inc	319,539
5,317		Invesco Ltd	199,334
466		Janus Capital Group, Inc	7,978
566		Legg Mason, Inc	29,166
785		NASDAQ OMX Group, Inc	38,316
4,648		Northern Trust Corp	355,386
176	*	PHH Corp	4,581
4,943		State Street Corp	380,611
2,930		T Rowe Price Group, Inc	227,749

		TOTAL DIVERSIFIED FINANCIALS	4,284,527

ENERGY - 7.2%
3,370		Apache Corp	194,213
767		Baker Hughes, Inc	47,324
1,540	*	Callon Petroleum Co	12,813
1,826	*	Cameron International Corp	95,628

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

56		CARBO Ceramics, Inc	$2,331
1,640	*	Cheniere Energy, Inc	113,586
1,000		Cimarex Energy Co	110,310
2,376	*	Clean Energy Fuels Corp	13,353
299	*	Concho Resources, Inc	34,044
433	*	Contango Oil & Gas Co	5,313
2,122	*	Continental Resources, Inc	89,952
4,666		Devon Energy Corp	277,580
4,762		EOG Resources, Inc	416,913
1,907		EQT Corp	155,115
49		Exterran Holdings, Inc	1,600
25	*	FMC Technologies, Inc	1,037
66	*	Geospace Technologies Corp	1,521
2,831		Hess Corp	189,337
2,038	*	ION Geophysical Corp	2,181
344	*	Key Energy Services, Inc	619
8,202		Marathon Oil Corp	217,681
7,042		Marathon Petroleum Corp	368,367
22	*	Matrix Service Co	402
5,023		National Oilwell Varco, Inc	242,510
347	*	Natural Gas Services Group, Inc	7,919
3,125		Noble Energy, Inc	133,375
4,516		Occidental Petroleum Corp	351,209
4		Oceaneering International, Inc	186
2	*	Oil States International, Inc	74
1,573		Oneok, Inc	62,102
3	*	PDC Energy, Inc	161
4,571		Phillips 66	368,240
1,370		Pioneer Natural Resources Co	190,005
12		Range Resources Corp	593
233	*	Rex Energy Corp	1,303
5	*	SEACOR Holdings, Inc	355
1,768	*	Southwestern Energy Co	40,187
9,859		Spectra Energy Corp	321,403
731		St. Mary Land & Exploration Co	33,714
893		Superior Energy Services	18,789
81		Tesoro Corp	6,837
377	*	Ultra Petroleum Corp	4,720
278	*	Unit Corp	7,539
2,167		Western Refining, Inc	94,525
221	*	Whiting Petroleum Corp	7,426
4,686		Williams Cos, Inc	268,930

		TOTAL ENERGY	4,513,322

FOOD & STAPLES RETAILING - 1.0%
3,726		Kroger Co	270,172
128		Spartan Stores, Inc	4,165
8,404		Sysco Corp	303,385
1,847		Whole Foods Market, Inc	72,846

		TOTAL FOOD & STAPLES RETAILING	650,568

FOOD, BEVERAGE & TOBACCO - 3.9%
286		Bunge Ltd	25,111
2,696		Campbell Soup Co	128,464
1,284		ConAgra Foods, Inc	56,136
151	*	Darling International, Inc	2,214
302		Dr Pepper Snapple Group, Inc	22,016
127		Flowers Foods, Inc	2,686
7,132		General Mills, Inc	397,395
41		Hormel Foods Corp	2,311
413		J.M. Smucker Co	44,773
5,263		Kellogg Co	329,990
801		Keurig Green Mountain, Inc	61,381
1,534		Kraft Foods Group, Inc	130,605
97	*	Landec Corp	1,400
771		Mead Johnson Nutrition Co	69,560

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,226		Mondelez International, Inc	$502,977
7,423		PepsiCo, Inc	692,863
88		Tootsie Roll Industries, Inc	2,843

		TOTAL FOOD, BEVERAGE & TOBACCO	2,472,725

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
114	*	Acadia Healthcare Co, Inc	8,930
79	*	Align Technology, Inc	4,954
648	*	Amedisys, Inc	25,745
1,455		AmerisourceBergen Corp	154,725
246	*	AMN Healthcare Services, Inc	7,771
55	*	Amsurg Corp	3,847
342		Anthem, Inc	56,136
142	*	athenahealth, Inc	16,270
2,705		Becton Dickinson & Co	383,163
1,906	*	BioScrip, Inc	6,919
386	*	Brookdale Senior Living, Inc	13,394
809	*	Capital Senior Living Corp	19,821
1,016		Cardinal Health, Inc	84,989
1,158	*	Centene Corp	93,103
275	*	Cerner Corp	18,992
2,506	*	Cerus Corp	13,006
41		Chemed Corp	5,375
1,981		Cigna Corp	320,922
55		Dentsply International, Inc	2,835
121	*	Edwards Lifesciences Corp	17,234
434	*	ExamWorks Group, Inc	16,969
85	*	Greatbatch, Inc	4,583
875	*	Healthways, Inc	10,483
147	*	Henry Schein, Inc	20,892
84	*	HMS Holdings Corp	1,442
1,316		Humana, Inc	251,725
836	*	Idexx Laboratories, Inc	53,621
599	*	Inverness Medical Innovations, Inc	31,597
132	*	LHC Group, Inc	5,049
548	*	LifePoint Hospitals, Inc	47,649
534	*	Molina Healthcare, Inc	37,540
1,080	*	OraSure Technologies, Inc	5,821
61		Owens & Minor, Inc	2,074
905		Patterson Cos, Inc	44,028
321	*	Providence Service Corp	14,214
35	*	Sirona Dental Systems, Inc	3,515
1,177		Universal American Corp	11,911
340		US Physical Therapy, Inc	18,618
425	*	Vocera Communications, Inc	4,866

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,844,728

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
5		Clorox Co	520
7,199		Colgate-Palmolive Co	470,887
1,614		Estee Lauder Cos (Class A)	139,869
1,864		Kimberly-Clark Corp	197,528
350	*	Medifast, Inc	11,312
10,806		Procter & Gamble Co	845,462

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,665,578

INSURANCE - 5.8%
3,692		ACE Ltd	375,403
6,079		Aflac, Inc	378,114
105		Arthur J. Gallagher & Co	4,966
959		Aspen Insurance Holdings Ltd	45,936
239		Axis Capital Holdings Ltd	12,755
7,249	*	Berkshire Hathaway, Inc (Class B)	986,661
3,650		Chubb Corp	347,261

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,825		Hartford Financial Services Group, Inc	$117,435
1,559		Marsh & McLennan Cos, Inc	88,395
104		PartnerRe Ltd	13,364
3,647		Principal Financial Group	187,055
14		ProAssurance Corp	647
9,489		Progressive Corp	264,079
4,628		Prudential Financial, Inc	405,043
156		RenaissanceRe Holdings Ltd	15,836
124		Stewart Information Services Corp	4,935
3,885		Travelers Cos, Inc	375,524

		TOTAL INSURANCE	3,623,409

MATERIALS - 4.8%
2,650		Air Products & Chemicals, Inc	362,599
59		Albemarle Corp	3,261
47		Aptargroup, Inc	2,997
1,830		Avery Dennison Corp	111,520
611		Ball Corp	42,862
6		Bemis Co, Inc	270
64		Carpenter Technology Corp	2,476
456		Celanese Corp (Series A)	32,777
699	*	Century Aluminum Co	7,291
18	*	Clearwater Paper Corp	1,031
1,284		Commercial Metals Co	20,647
110		Compass Minerals International, Inc	9,035
344		Eastman Chemical Co	28,146
3,347		Ecolab, Inc	378,445
265	*	Flotek Industries, Inc	3,320
695		H.B. Fuller Co	28,231
182		Innophos Holdings, Inc	9,580
72		International Flavors & Fragrances, Inc	7,869
2,624		International Paper Co	124,876
1,627	*	Louisiana-Pacific Corp	27,708
4,061		LyondellBasell Industries AF S.C.A	420,395
2,132		MeadWestvaco Corp	100,609
394		Minerals Technologies, Inc	26,843
1,185		Mosaic Co	55,517
5,754		Nucor Corp	253,579
121		PolyOne Corp	4,740
3,153		Praxair, Inc	376,941
102		Reliance Steel & Aluminum Co	6,169
394	*	Resolute Forest Products	4,433
108		Rock-Tenn Co (Class A)	6,502
1,512		Royal Gold, Inc	93,124
157		Sealed Air Corp	8,067
209		Sherwin-Williams Co	57,479
2,186		Sigma-Aldrich Corp	304,619
586	*	Stillwater Mining Co	6,792
580		Valspar Corp	47,456
79		Wausau Paper Corp	725
1,555	*	Worthington Industries, Inc	46,743

		TOTAL MATERIALS	3,025,674

MEDIA - 2.7%
51	*	Charter Communications, Inc	8,734
156		Cinemark Holdings, Inc	6,266
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	11,771
1,337	*	DIRECTV	124,060
3,202	*	Discovery Communications, Inc (Class A)	106,499
5,307	*	Discovery Communications, Inc (Class C)	164,942
496	*	DreamWorks Animation SKG, Inc (Class A)	13,084
1,222		Entravision Communications Corp (Class A)	10,057
83		John Wiley & Sons, Inc (Class A)	4,513
2,180		New York Times Co (Class A)	29,757
149		Scripps Networks Interactive (Class A)	9,740

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

610		Sinclair Broadcast Group, Inc (Class A)	$17,025
2,469		Time Warner Cable, Inc	439,902
5,773		Time Warner, Inc	504,618
2,278		Walt Disney Co	260,011

		TOTAL MEDIA	1,710,979

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
53	*	Acadia Pharmaceuticals, Inc	2,220
702	*	Affymetrix, Inc	7,666
3,910		Agilent Technologies, Inc	150,848
1,737	*	Akorn, Inc	75,837
936	*	Alexion Pharmaceuticals, Inc	169,201
4,004		Amgen, Inc	614,694
882	*	Aratana Therapeutics, Inc	13,336
521	*	Ariad Pharmaceuticals, Inc	4,309
1,403	*	Biogen Idec, Inc	566,728
377	*	BioMarin Pharmaceuticals, Inc	51,566
24		Bio-Techne Corp	2,363
647	*	Bluebird Bio, Inc	108,935
9,206		Bristol-Myers Squibb Co	612,567
853	*	Cambrex Corp	37,481
1,572	*	Celgene Corp	181,935
906	*	Cempra, Inc	31,130
555	*	Cepheid, Inc	33,938
1,912	*	Depomed, Inc	41,031
1,116	*	Endocyte, Inc	5,792
6,760		Gilead Sciences, Inc	791,461
2,304	*	Immunomedics, Inc	9,354
600	*	Intra-Cellular Therapies, Inc	19,170
10,883		Johnson & Johnson	1,060,657
6,614	*	MannKind Corp	37,634
13,355		Merck & Co, Inc	760,300
23	*	Mettler-Toledo International, Inc	7,854
1,266	*	MiMedx Group, Inc	14,673
2,535	*	Nektar Therapeutics	31,713
2,037	*	Opko Health, Inc	32,755
5,364	*	Orexigen Therapeutics, Inc	26,552
122	*	PerkinElmer, Inc	6,422
549	*	Prothena Corp plc	28,916
621	*	Relypsa, Inc	20,549
1,256	*	Sangamo Biosciences, Inc	13,929
1,223	*	Sarepta Therapeutics, Inc	37,216
534	*	Sucampo Pharmaceuticals, Inc (Class A)	8,774
923	*	Tetraphase Pharmaceuticals, Inc	43,787
1,486		Thermo Electron Corp	192,823
1,658	*	Vertex Pharmaceuticals, Inc	204,730
170	*	Vital Therapies, Inc	3,587
3,936	*	Vivus, Inc	9,289
640	*	Waters Corp	82,163
2,533	*	Xenoport, Inc	15,527
3,032		Zoetis Inc	146,203

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,317,615

REAL ESTATE - 4.4%
203		American Campus Communities, Inc	7,651
4,397		American Tower Corp	410,196
16,129		Annaly Capital Management, Inc	148,225
1,224		Boston Properties, Inc	148,153
1,999	*	CBRE Group, Inc	73,963
183		Coresite Realty	8,316
3,476		Crown Castle International Corp	279,123
64		Digital Realty Trust, Inc	4,268
165		Douglas Emmett, Inc	4,445
1,687		Duke Realty Corp	31,328
29		Equity One, Inc	677
1,322		Equity Residential	92,765

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,064		First Industrial Realty Trust, Inc	$57,389
5,733		HCP, Inc	209,083
1,109		Health Care REIT, Inc	72,784
89		Healthcare Realty Trust, Inc	2,070
7,799		Host Marriott Corp	154,654
1,389		Iron Mountain, Inc	43,059
15		Jones Lang LaSalle, Inc	2,565
14		Kilroy Realty Corp	940
325		Liberty Property Trust	10,471
554		Macerich Co	41,328
213		Mid-America Apartment Communities, Inc	15,509
5,524		Prologis, Inc	204,940
930		Ryman Hospitality Properties	49,392
2,645		Simon Property Group, Inc	457,638
988		Ventas, Inc	61,345
1,458		Vornado Realty Trust	138,408
17		Washington REIT	441
149		Weyerhaeuser Co	4,693

		TOTAL REAL ESTATE	2,735,819

RETAILING - 2.9%
1,088	*	1-800-FLOWERS.COM, Inc (Class A)	11,380
77		Aaron’s, Inc	2,788
1,224		American Eagle Outfitters, Inc	21,077
316	*	Ann Taylor Stores Corp	15,260
473	*	AutoZone, Inc	315,444
1,702	*	Bed Bath & Beyond, Inc	117,404
1,355		Best Buy Co, Inc	44,187
62	*	Cabela’s, Inc	3,099
852	*	Carmax, Inc	56,411
8		Chico’s FAS, Inc	133
244	*	FTD Cos, Inc	6,878
6		GameStop Corp (Class A)	258
5,233		Gap, Inc	199,744
259		GNC Holdings, Inc	11,520
270		HSN, Inc	18,951
2,402		Kohl’s Corp	150,389
202	*	LKQ Corp	6,109
7,056		Lowe’s Companies, Inc	472,540
223	*	NetFlix, Inc	146,498
701		Nordstrom, Inc	52,225
1,890	*	Office Depot, Inc	16,367
1,437	*	Orbitz Worldwide, Inc	16,411
69		Outerwall, Inc	5,252
278		Pier 1 Imports, Inc	3,511
320		Ross Stores, Inc	15,555
503	*	Shutterfly, Inc	24,048
5,903		Staples, Inc	90,375
135		Tiffany & Co	12,393
7		Williams-Sonoma, Inc	576

		TOTAL RETAILING	1,836,783

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
652	*	Advanced Micro Devices, Inc	1,565
9		Analog Devices, Inc	578
18,076		Applied Materials, Inc	347,421
125	*	Cirrus Logic, Inc	4,254
23,401		Intel Corp	711,741
227		Lam Research Corp	18,466
111		Microchip Technology, Inc	5,264
5,688	*	ON Semiconductor Corp	66,493
471		Skyworks Solutions, Inc	49,031
1,075	*	SunPower Corp	30,541
315		Teradyne, Inc	6,076
8,734		Texas Instruments, Inc	449,888

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,691,318

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 11.3%
4,938		Accenture plc	$477,900
1,147	*	Actua Corp	16,356
5,104	*	Adobe Systems, Inc	413,475
882	*	Angie’s List, Inc	5,433
2,129	*	Autodesk, Inc	106,610
1,228		Broadridge Financial Solutions, Inc	61,412
5,119		CA, Inc	149,936
191	*	Cadence Design Systems, Inc	3,755
6,617	*	Cognizant Technology Solutions Corp (Class A)	404,232
918	*	comScore, Inc	48,893
155		Convergys Corp	3,951
388	*	Ellie Mae, Inc	27,079
49		Factset Research Systems, Inc	7,963
54		Fair Isaac Corp	4,902
598	*	FireEye, Inc	29,248
239	*	Fortinet, Inc	9,878
3,848	*	Glu Mobile, Inc	23,896
1,362	*	Google, Inc	708,935
1,327	*	Google, Inc (Class A)	716,633
515	*	HomeAway, Inc	16,027
883	*	Informatica Corp	42,799
1,513	*	Internap Network Services Corp	13,995
4,463		International Business Machines Corp	725,951
3,700		Intuit, Inc	372,849
162		j2 Global, Inc	11,006
533	*	Liquidity Services, Inc	5,133
675	*	Marketo, Inc	18,940
4,829		Mastercard, Inc (Class A)	451,415
1,680	*	Monster Worldwide, Inc	10,987
55	*	NetSuite, Inc	5,046
189	*	NeuStar, Inc (Class A)	5,521
16,562		Oracle Corp	667,449
523	*	Qualys, Inc	21,103
656	*	Rackspace Hosting, Inc	24,397
1,014	*	Rally Software Development Corp	19,722
5,815	*	Salesforce.com, Inc	404,898
1,102	*	ServiceSource International LLC	6,028
123	*	SolarWinds, Inc	5,674
428	*	Stamps.com, Inc	31,488
10,112		Symantec Corp	235,104
118	*	Syntel, Inc	5,603
214	*	Teradata Corp	7,918
67	*	Ultimate Software Group, Inc	11,011
150	*	Unisys Corp	2,998
337	*	Vasco Data Security International	10,174
441	*	Workday, Inc	33,688
28,005		Xerox Corp	297,973
10,178	*	Yahoo!, Inc	399,894

		TOTAL SOFTWARE & SERVICES	7,085,278

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
41		Belden CDT, Inc	3,330
147	*	Benchmark Electronics, Inc	3,202
681		Black Box Corp	13,620
24,900		Cisco Systems, Inc	683,754
42		Cognex Corp	2,020
3,600		Corning, Inc	71,028
1,781	*	Cray, Inc	52,557
16,718		EMC Corp	441,188
1,050	*	Finisar Corp	18,763
14,683		Hewlett-Packard Co	440,637
550	*	Ingram Micro, Inc (Class A)	13,766
169		InterDigital, Inc	9,614
306	*	IPG Photonics Corp	26,064

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14	*	Itron, Inc	$482
462		Jabil Circuit, Inc	9,836
554		Lexmark International, Inc (Class A)	24,487
2,042		Motorola, Inc	117,088
60	*	Netgear, Inc	1,801
18		Plantronics, Inc	1,014
494	*	QLogic Corp	7,010
9,257		Qualcomm, Inc	579,766
227	*	RealD, Inc	2,799
676		SanDisk Corp	39,357
963	*	Silicon Graphics International Corp	6,231
172	*	Super Micro Computer, Inc	5,088
26	*	Tech Data Corp	1,497
184	*	TTM Technologies, Inc	1,838
87	*	Universal Display Corp	4,501

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,582,338

TELECOMMUNICATION SERVICES - 2.0%
1,016	*	Boingo Wireless, Inc	8,392
9,478		CenturyTel, Inc	278,464
1,541	*	Cincinnati Bell, Inc	5,887
469		IDT Corp (Class B)	8,479
705	*	Level 3 Communications, Inc	37,132
16,804	*	Sprint Corp	76,626
17,905		Verizon Communications, Inc	834,552
1,213	*	Vonage Holdings Corp	5,956

		TOTAL TELECOMMUNICATION SERVICES	1,255,488

TRANSPORTATION - 2.8%
8		Allegiant Travel Co	1,423
903	*	Avis Budget Group, Inc	39,804
6		CH Robinson Worldwide, Inc	374
10,193		CSX Corp	332,802
2,704		Norfolk Southern Corp	236,221
6		Ryder System, Inc	524
8,610		Southwest Airlines Co	284,905
330	*	Spirit Airlines, Inc	20,493
3,531		Union Pacific Corp	336,752
4,997		United Parcel Service, Inc (Class B)	484,259

		TOTAL TRANSPORTATION	1,737,557

UTILITIES - 3.4%
102		American Water Works Co, Inc	4,960
2,497		Centerpoint Energy, Inc	47,518
4,677		Consolidated Edison, Inc	270,705
2,949		Duke Energy Corp	208,258
3,345		Eversource Energy	151,896
4		ITC Holdings Corp	129
103		MDU Resources Group, Inc	2,012
886		MGE Energy, Inc	34,315
220		New Jersey Resources Corp	6,061
4,248		NextEra Energy, Inc	416,431
6,329		NiSource, Inc	288,539
8,717		Pepco Holdings, Inc	234,836
2,079		Piedmont Natural Gas Co, Inc	73,410
3		Pinnacle West Capital Corp	171
326		Public Service Enterprise Group, Inc	12,805
2,619		Sempra Energy	259,124
956		South Jersey Industries, Inc	23,642
926		TECO Energy, Inc	16,353
478	*	WEC Energy Group, Inc	21,509
280		WGL Holdings, Inc	15,201
1,100		Xcel Energy, Inc	35,398

		TOTAL UTILITIES	2,123,273

		TOTAL COMMON STOCKS (Cost $41,766,421)	62,282,974

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
5	BioScrip, Inc	$0

	TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

	TOTAL RIGHTS / WARRANTS (Cost $0)	0

	TOTAL INVESTMENTS - 99.3% (Cost $41,766,421)	62,282,974
	OTHER ASSETS & LIABILITIES, NET - 0.7%	424,218

	NET ASSETS - 100.0%	$62,707,192

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.2%
1,089	*	American Axle & Manufacturing Holdings, Inc	$22,771
3,256		BorgWarner, Inc	185,071
852		Cooper Tire & Rubber Co	28,823
195	*	Cooper-Standard Holding, Inc	11,987
2,343		Dana Holding Corp	48,219
4,198		Delphi Automotive plc	357,208
376	*,e	Dorman Products, Inc	17,920
349		Drew Industries, Inc	20,249
425	*	Federal Mogul Corp (Class A)	4,824
56,161		Ford Motor Co	842,977
243	*	Fox Factory Holding Corp	3,907
23,426		General Motors Co	780,789
4,344		Gentex Corp	71,328
573	*	Gentherm, Inc	31,463
3,887		Goodyear Tire & Rubber Co	117,193
2,995		Harley-Davidson, Inc	168,768
9,422		Johnson Controls, Inc	466,672
1,159		Lear Corp	130,109
387		Metaldyne Performance Group, Inc	7,024
671	*	Modine Manufacturing Co	7,200
364	*	Motorcar Parts of America, Inc	10,953
398		Remy International, Inc	8,800
289		Standard Motor Products, Inc	10,150
449	*	Stoneridge, Inc	5,258
47		Strattec Security Corp	3,229
336		Superior Industries International, Inc	6,152
882	*	Tenneco, Inc	50,662
1,430	*,e	Tesla Motors, Inc	383,612
658		Thor Industries, Inc	37,032
428	*	Tower International, Inc	11,149
652	*	Visteon Corp	68,447
510	e	Winnebago Industries, Inc	12,031

		TOTAL AUTOMOBILES & COMPONENTS	3,931,977

BANKS - 6.2%
214		1st Source Corp	7,302
101		Access National Corp	1,963
98		American National Bankshares, Inc	2,333
459		Ameris Bancorp	11,608
129		Ames National Corp	3,238
430		Apollo Residential Mortgage	6,317
162		Arrow Financial Corp	4,379
2,146		Associated Banc-Corp	43,499
1,306		Astoria Financial Corp	18,010
110		Banc of California, Inc	1,512
130		Bancfirst Corp	8,508
541		Banco Latinoamericano de Exportaciones S.A. (Class E)	17,409
1,389		Bancorpsouth, Inc	35,781
838		Bank Mutual Corp	6,427
153,258		Bank of America Corp	2,608,451
757	e	Bank of Hawaii Corp	50,477
87		Bank of Marin Bancorp	4,426
1,130		Bank of the Ozarks, Inc	51,697
300		BankFinancial Corp	3,534
1,410		BankUnited	50,661
303		Banner Corp	14,523
89		Bar Harbor Bankshares	3,153

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

10,425		BB&T Corp	$420,227
982		BBCN Bancorp, Inc	14,524
90	*,e	BBX Capital Corp	1,462
194	*	Bear State Financial, Inc	1,812
1,199	*	Beneficial Bancorp, Inc	14,976
428		Berkshire Hills Bancorp, Inc	12,189
400	*	Blue Hills Bancorp, Inc	5,600
359		BNC Bancorp	6,939
257	*,e	BofI Holding, Inc	27,167
603	e	BOK Financial Corp	41,957
1,073		Boston Private Financial Holdings, Inc	14,389
156		Bridge Bancorp, Inc	4,164
132	*	Bridge Capital Holdings	3,934
771		Brookline Bancorp, Inc	8,705
253		Bryn Mawr Bank Corp	7,630
124	*	BSB Bancorp, Inc	2,742
89	*	C1 Financial, Inc	1,725
87		Camden National Corp	3,367
321	*	Capital Bank Financial Corp	9,331
156		Capital City Bank Group, Inc	2,382
2,036		Capitol Federal Financial	24,513
459		Cardinal Financial Corp	10,002
333	*	Cascade Bancorp	1,725
1,068		Cathay General Bancorp	34,657
659		Centerstate Banks of Florida, Inc	8,903
335		Central Pacific Financial Corp	7,956
47		Century Bancorp, Inc	1,911
244		Charter Financial Corp	3,028
486		Chemical Financial Corp	16,067
2,656		CIT Group, Inc	123,477
44,280		Citigroup, Inc	2,446,027
167		Citizens & Northern Corp	3,432
4,534		Citizens Financial Group, Inc	123,824
211	e	City Holding Co	10,392
690		City National Corp	62,369
623		Clifton Bancorp, Inc	8,716
194		CNB Financial Corp	3,570
534		CoBiz, Inc	6,979
830		Columbia Banking System, Inc	27,008
2,437		Comerica, Inc	125,067
1,456		Commerce Bancshares, Inc	68,097
628	e	Community Bank System, Inc	23,720
222		Community Trust Bancorp, Inc	7,741
130	*	CommunityOne Bancorp	1,400
422		ConnectOne Bancorp, Inc	9,086
246	*	CU Bancorp	5,451
907		Cullen/Frost Bankers, Inc	71,272
384	*	Customers Bancorp, Inc	10,326
1,534		CVB Financial Corp	27,014
451		Dime Community Bancshares	7,640
430	*	Eagle Bancorp, Inc	18,903
2,157		East West Bancorp, Inc	96,677
100		Enterprise Bancorp, Inc	2,344
265		Enterprise Financial Services Corp	6,034
767	*	Essent Group Ltd	20,977
1,397		EverBank Financial Corp	27,451
102	*	Farmers Capital Bank Corp	2,900
407	*	FCB Financial Holdings, Inc	12,943
115		Federal Agricultural Mortgage Corp (Class C)	3,342
222		Fidelity Southern Corp	3,872
11,649		Fifth Third Bancorp	242,532
202		Financial Institutions, Inc	5,018
264		First Bancorp (NC)	4,404
1,662	*	First Bancorp (Puerto Rico)	8,011
162		First Bancorp, Inc	3,149
972		First Busey Corp	6,386
204		First Business Financial Services, Inc	9,564

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

154		First Citizens Bancshares, Inc (Class A)	$40,508
1,229		First Commonwealth Financial Corp	11,786
242		First Community Bancshares, Inc	4,409
240		First Connecticut Bancorp	3,809
120		First Defiance Financial Corp	4,504
747		First Financial Bancorp	13,401
1,215	e	First Financial Bankshares, Inc	42,088
188		First Financial Corp	6,723
3,378		First Horizon National Corp	52,933
284		First Interstate Bancsystem, Inc	7,878
557		First Merchants Corp	13,758
1,128		First Midwest Bancorp, Inc	21,398
221	*	First NBC Bank Holding Co	7,956
5,097		First Niagara Financial Group, Inc	48,116
162		First of Long Island Corp	4,491
2,002		First Republic Bank	126,186
2,387		FirstMerit Corp	49,721
298	*	Flagstar Bancorp, Inc	5,507
358		Flushing Financial Corp	7,522
2,437		FNB Corp	34,898
185		Fox Chase Bancorp, Inc	3,130
76	*	Franklin Financial Network, Inc	1,743
2,541		Fulton Financial Corp	33,185
177		German American Bancorp, Inc	5,213
1,082		Glacier Bancorp, Inc	31,832
135		Great Southern Bancorp, Inc	5,689
592		Great Western Bancorp, Inc	14,273
155	*	Green Bancorp, Inc	2,381
185		Guaranty Bancorp	3,054
222	*,e	Hampton Roads Bankshares, Inc	462
1,231		Hancock Holding Co	39,281
554		Hanmi Financial Corp	13,761
259		Heartland Financial USA, Inc	9,640
279		Heritage Commerce Corp	2,681
434		Heritage Financial Corp	7,756
135		Heritage Financial Group	4,074
260		Heritage Oaks Bancorp	2,046
1,094	*	Hilltop Holdings, Inc	26,354
817		Home Bancshares, Inc	29,870
314		HomeStreet, Inc	7,165
265	*	HomeTrust Bancshares, Inc	4,441
123		Horizon Bancorp	3,070
7,991		Hudson City Bancorp, Inc	78,951
218		Hudson Valley Holding Corp	6,150
11,643		Huntington Bancshares, Inc	131,682
463		IBERIABANK Corp	31,590
119	*	Impac Mortgage Holdings, Inc	2,278
374		Independent Bank Corp (MA)	17,537
308		Independent Bank Corp (MI)	4,176
123		Independent Bank Group, Inc	5,277
774		International Bancshares Corp	20,797
4,963		Investors Bancorp, Inc	61,045
54,140		JPMorgan Chase & Co	3,668,527
1,603	*	Kearny Financial Corp	17,889
12,707		Keycorp	190,859
569		Ladder Capital Corp	9,872
509		Lakeland Bancorp, Inc	6,052
350		Lakeland Financial Corp	15,180
693		LegacyTexas Financial Group, Inc	20,929
80	*	LendingTree, Inc	6,289
1,913		M&T Bank Corp	238,991
318		MainSource Financial Group, Inc	6,980
1,081		MB Financial, Inc	37,230
226		Mercantile Bank Corp	4,839
60		Merchants Bancshares, Inc	1,984
291	*	Meridian Bancorp, Inc	3,902

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,883	*	MGIC Investment Corp	$55,569
113		MidWestOne Financial Group, Inc	3,720
684		National Bank Holdings Corp	14,248
84	e	National Bankshares, Inc	2,458
85	*	National Commerce Corp	2,193
2,023		National Penn Bancshares, Inc	22,819
569	*,e	Nationstar Mortgage Holdings, Inc	9,559
636		NBT Bancorp, Inc	16,644
6,269	e	New York Community Bancorp, Inc	115,224
451		NewBridge Bancorp	4,027
644	*	NMI Holdings, Inc	5,165
669		Northfield Bancorp, Inc	10,068
1,214		Northwest Bancshares, Inc	15,563
180		OceanFirst Financial Corp	3,357
1,552	*,e	Ocwen Financial Corp	15,830
596		OFG Bancorp	6,359
1,471		Old National Bancorp	21,271
150		Opus Bank	5,427
670		Oritani Financial Corp	10,754
241		Pacific Continental Corp	3,261
300	*	Pacific Premier Bancorp, Inc	5,088
1,518		PacWest Bancorp	70,982
69		Palmetto Bancshares, Inc	1,364
188	e	Park National Corp	16,426
651		Park Sterling Bank	4,687
225		Peapack Gladstone Financial Corp	5,000
67		Penns Woods Bancorp, Inc	2,954
164		Pennsylvania Commerce Bancorp, Inc	4,287
165	*	PennyMac Financial Services, Inc	2,990
261		Peoples Bancorp, Inc	6,092
101		Peoples Financial Services Corp	4,001
4,161		People’s United Financial, Inc	67,450
519		Pinnacle Financial Partners, Inc	28,218
7,578		PNC Financial Services Group, Inc	724,836
1,355	*	Popular, Inc	39,105
147		Preferred Bank	4,417
1,130		PrivateBancorp, Inc	44,997
935		Prosperity Bancshares, Inc	53,987
753		Provident Financial Services, Inc	14,299
170		QCR Holdings, Inc	3,699
2,750		Radian Group, Inc	51,590
20,164		Regions Financial Corp	208,899
458	e	Renasant Corp	14,931
120		Republic Bancorp, Inc (Class A)	3,084
499		S&T Bancorp, Inc	14,765
330		Sandy Spring Bancorp, Inc	9,233
332	*	Seacoast Banking Corp of Florida	5,246
319		ServisFirst Bancshares, Inc	11,985
163		Sierra Bancorp	2,822
719	*	Signature Bank	105,254
431		Simmons First National Corp (Class A)	20,119
350		South State Corp	26,597
362	e	Southside Bancshares, Inc	10,581
265		Southwest Bancorp, Inc	4,932
240	*	Square Financial, Inc	6,564
397		State Bank & Trust Co	8,615
1,320		Sterling Bancorp/DE	19,404
210		Stock Yards Bancorp, Inc	7,936
134		Stonegate Bank	3,976
192	*	Stonegate Mortgage Corp	1,933
155		Suffolk Bancorp	3,977
137	*	Sun Bancorp, Inc	2,637
7,423		SunTrust Banks, Inc	319,337
2,620		Susquehanna Bancshares, Inc	36,994
747	*	SVB Financial Group	107,553
2,139		Synovus Financial Corp	65,924

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

790		Talmer Bancorp Inc	$13,233
2,235		TCF Financial Corp	37,123
150		Territorial Bancorp, Inc	3,639
578	*	Texas Capital Bancshares, Inc	35,975
2,132		TFS Financial Corp	35,860
434	*	The Bancorp, Inc	4,028
216		Tompkins Trustco, Inc	11,604
634	e	TowneBank	10,328
330		Trico Bancshares	7,937
296	*	Tristate Capital Holdings, Inc	3,827
207	*	Triumph Bancorp, Inc	2,722
1,974		Trustco Bank Corp NY	13,877
970		Trustmark Corp	24,231
569		UMB Financial Corp	32,444
3,165		Umpqua Holdings Corp	56,938
621		Union Bankshares Corp	14,432
1,151	e	United Bankshares, Inc	46,305
716		United Community Banks, Inc	14,943
680		United Community Financial Corp	3,638
707		United Financial Bancorp, Inc (New)	9,509
282		Univest Corp of Pennsylvania	5,742
24,482		US Bancorp	1,062,519
3,310		Valley National Bancorp	34,126
387	*	Walker & Dunlop, Inc	10,348
1,359		Washington Federal, Inc	31,733
217		Washington Trust Bancorp, Inc	8,567
486		Waterstone Financial, Inc	6,415
1,184		Webster Financial Corp	46,827
67,964		Wells Fargo & Co	3,822,295
549		WesBanco, Inc	18,677
239		West Bancorporation, Inc	4,742
667	e	Westamerica Bancorporation	33,784
1,115	*	Western Alliance Bancorp	37,642
1,094		Wilshire Bancorp, Inc	13,817
624		Wintrust Financial Corp	33,309
360		WSFS Financial Corp	9,846
362	*	Yadkin Financial Corp	7,584
2,937		Zions Bancorporation	93,206

		TOTAL BANKS	20,851,061

CAPITAL GOODS - 7.5%
9,265		3M Co	1,429,589
1,112		A.O. Smith Corp	80,042
587		Aaon, Inc	13,219
511		AAR Corp	16,286
654	*	Accuride Corp	2,518
865		Actuant Corp (Class A)	19,973
624		Acuity Brands, Inc	112,308
487		Advanced Drainage Systems, Inc	14,284
2,168	*	Aecom Technology Corp	71,717
522	*	Aegion Corp	9,887
908	*,e	Aerojet Rocketdyne Holdings, Inc	18,714
288	*	Aerovironment, Inc	7,511
1,090	e	AGCO Corp	61,890
1,500		Air Lease Corp	50,850
892		Aircastle Ltd	20,222
140		Alamo Group, Inc	7,650
401		Albany International Corp (Class A)	15,960
1,314		Allegion plc	79,024
87		Allied Motion Technologies, Inc	1,954
2,586		Allison Transmission Holdings, Inc	75,666
326		Altra Holdings, Inc	8,861
224	*	Ameresco, Inc	1,714
127	e	American Railcar Industries, Inc	6,177
105		American Science & Engineering, Inc	4,600
184	*	American Woodmark Corp	10,092
3,473		Ametek, Inc	190,251

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

418		Apogee Enterprises, Inc	$22,004
560		Applied Industrial Technologies, Inc	22,204
250		Argan, Inc	10,083
566	*	Armstrong World Industries, Inc	30,156
1,404	*	ArvinMeritor, Inc	18,420
261		Astec Industries, Inc	10,915
301	*	Astronics Corp	21,338
343		AZZ, Inc	17,767
1,536		Babcock & Wilcox Co	50,381
677		Barnes Group, Inc	26,396
1,469		BE Aerospace, Inc	80,648
752	*	Beacon Roofing Supply, Inc	24,981
739	*	Blount International, Inc	8,070
10,100		Boeing Co	1,401,072
600		Briggs & Stratton Corp	11,556
673	*	Builders FirstSource, Inc	8,641
232	*	CAI International, Inc	4,777
902		Carlisle Cos, Inc	90,308
8,831		Caterpillar, Inc	749,045
435	*	Chart Industries, Inc	15,551
1,410	e	Chicago Bridge & Iron Co NV	70,556
248		CIRCOR International, Inc	13,523
719		Clarcor, Inc	44,751
1,383	*,e	Colfax Corp	63,825
262		Columbus McKinnon Corp	6,550
536		Comfort Systems USA, Inc	12,301
414	*	Commercial Vehicle Group, Inc	2,985
453	*	Continental Building Products Inc	9,599
636		Crane Co	37,352
262		Cubic Corp	12,466
2,663		Cummins, Inc	349,359
654		Curtiss-Wright Corp	47,376
9,057		Danaher Corp	775,189
4,895		Deere & Co	475,060
1,031	*	DigitalGlobe, Inc	28,651
1,968		Donaldson Co, Inc	70,454
296		Douglas Dynamics, Inc	6,358
2,309		Dover Corp	162,046
139	*	Ducommun, Inc	3,568
174	*	DXP Enterprises, Inc	8,091
489	*	Dycom Industries, Inc	28,778
6,849		Eaton Corp	462,239
900		EMCOR Group, Inc	42,993
9,791		Emerson Electric Co	542,715
295		Encore Wire Corp	13,066
629		EnerSys	44,212
236		Engility Holdings, Inc	5,938
558	*,e	Enphase Energy, Inc	4,246
330		EnPro Industries, Inc	18,883
371		ESCO Technologies, Inc	13,879
456	*	Esterline Technologies Corp	43,475
4,312	e	Fastenal Co	181,880
743		Federal Signal Corp	11,078
1,937		Flowserve Corp	102,002
2,196		Fluor Corp	116,410
2,295		Fortune Brands Home & Security, Inc	105,157
640		Franklin Electric Co, Inc	20,691
165		Freightcar America, Inc	3,445
5,190	*,e	FuelCell Energy, Inc	5,070
505	*	Furmanite Corp	4,101
618		GATX Corp	32,847
994	*,e	Generac Holdings, Inc	39,512
705		General Cable Corp	13,910
4,269		General Dynamics Corp	604,875
146,987		General Electric Co	3,905,445
472	*	Gibraltar Industries, Inc	9,615
278		Global Brass & Copper Holdings, Inc	4,729

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

253		Gorman-Rupp Co	$7,104
825		Graco, Inc	58,600
2,166	*	GrafTech International Ltd	10,743
128		Graham Corp	2,623
466		Granite Construction, Inc	16,548
890	*	Great Lakes Dredge & Dock Corp	5,304
454	e	Greenbrier Cos, Inc	21,270
686		Griffon Corp	10,921
450		H&E Equipment Services, Inc	8,987
1,086		Harsco Corp	17,919
271	*	HC2 Holdings, Inc	2,425
2,395	*	HD Supply Holdings, Inc	84,256
279	e	HEICO Corp	16,266
574	*	HEICO Corp (Class A)	29,142
1,458		Hexcel Corp	72,521
856		Hillenbrand, Inc	26,279
11,422		Honeywell International, Inc	1,164,701
833		Hubbell, Inc (Class B)	90,197
699		Huntington Ingalls	78,700
78		Hurco Cos, Inc	2,700
138		Hyster-Yale Materials Handling, Inc	9,561
1,119		IDEX Corp	87,931
4,303		Illinois Tool Works, Inc	394,972
3,806		Ingersoll-Rand plc	256,601
267		Insteel Industries, Inc	4,993
1,286		ITT Corp	53,806
1,819	*	Jacobs Engineering Group, Inc	73,888
372		John Bean Technologies Corp	13,983
1,398		Joy Global, Inc	50,608
148		Kadant, Inc	6,986
380		Kaman Corp	15,937
2,113		KBR, Inc	41,161
1,135		Kennametal, Inc	38,726
488	*,e	KEYW Holding Corp	4,548
734	*	KLX, Inc	32,391
600	*	Kratos Defense & Security Solutions, Inc	3,780
1,186		L-3 Communications Holdings, Inc	134,469
87	*	Lawson Products, Inc	2,043
151		LB Foster Co (Class A)	5,226
581		Lennox International, Inc	62,568
1,089		Lincoln Electric Holdings, Inc	66,309
169	e	Lindsay Manufacturing Co	14,857
3,970		Lockheed Martin Corp	738,023
289		LSI Industries, Inc	2,699
242	*	Lydall, Inc	7,154
1,952		Manitowoc Co, Inc	38,259
5,104		Masco Corp	136,124
395	*	Masonite International Corp	27,693
961	*	Mastec, Inc	19,095
820	*	Middleby Corp	92,029
168		Miller Industries, Inc	3,352
555	*	Moog, Inc (Class A)	39,227
1,441	*	MRC Global, Inc	22,249
703		MSC Industrial Direct Co (Class A)	49,048
803		Mueller Industries, Inc	27,880
2,137		Mueller Water Products, Inc (Class A)	19,447
301	*	MYR Group, Inc	9,319
58		National Presto Industries, Inc	4,659
755	*,e	Navistar International Corp	17,086
446	*	NCI Building Systems, Inc	6,721
157	*	Neff Corp	1,584
271		NN, Inc	6,916
877		Nordson Corp	68,310
140	*	Nortek, Inc	11,638
2,842		Northrop Grumman Corp	450,826
128	*	Northwest Pipe Co	2,607
1,544	*,e	NOW, Inc	30,741
71	*	NV5 Holdings, Inc	1,722

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

44		Omega Flex, Inc	$1,657
924		Orbital ATK, Inc	67,785
434	*	Orion Marine Group, Inc	3,133
1,154		Oshkosh Truck Corp	48,907
1,694		Owens Corning, Inc	69,878
5,107		Paccar, Inc	325,878
1,536		Pall Corp	191,155
1,995		Parker Hannifin Corp	232,078
181	*	Patrick Industries, Inc	6,887
2,586		Pentair plc	177,788
702	*	Perini Corp	15,149
692	*	Pgt, Inc	10,041
2,919	*,e	Plug Power, Inc	7,152
412	*	Ply Gem Holdings, Inc	4,857
713	*	Polypore International, Inc	42,694
125		Powell Industries, Inc	4,396
69	*,e	Power Solutions International, Inc	3,727
415	*	PowerSecure International, Inc	6,125
2,028		Precision Castparts Corp	405,336
28		Preformed Line Products Co	1,056
560		Primoris Services Corp	11,088
423	*,e	Proto Labs, Inc	28,544
492		Quanex Building Products Corp	10,544
2,937	*	Quanta Services, Inc	84,644
551		Raven Industries, Inc	11,202
4,476		Raytheon Co	428,264
312		RBC Bearings, Inc	22,389
605		Regal-Beloit Corp	43,917
1,304	*	Rexnord Corp	31,179
1,936		Rockwell Automation, Inc	241,303
1,903		Rockwell Collins, Inc	175,742
1,445		Roper Industries, Inc	249,205
626	*	Rush Enterprises, Inc (Class A)	16,407
554		Simpson Manufacturing Co, Inc	18,836
882		Snap-On, Inc	140,459
852	*,e	SolarCity Corp	45,625
136	*	Sparton Corp	3,716
2,039	*	Spirit Aerosystems Holdings, Inc (Class A)	112,369
588		SPX Corp	42,565
183		Standex International Corp	14,627
2,266		Stanley Works	238,474
290	*	Stock Building Supply Holdings, Inc	5,670
279		Sun Hydraulics Corp	10,633
480	e	TAL International Group, Inc	15,168
773	*,e	Taser International, Inc	25,749
508	*	Teledyne Technologies, Inc	53,599
247		Tennant Co	16,139
1,508		Terex Corp	35,061
401	e	Textainer Group Holdings Ltd	10,430
4,107		Textron, Inc	183,295
267	*,e	The ExOne Company	2,964
460	*	Thermon Group Holdings	11,072
1,085		Timken Co	39,678
591	e	Titan International, Inc	6,347
282	*	Titan Machinery, Inc	4,154
803		Toro Co	54,427
764	*	TransDigm Group, Inc	171,648
467	*	Trex Co, Inc	23,084
649	*	Trimas Corp	19,210
2,205		Trinity Industries, Inc	58,278
710		Triumph Group, Inc	46,853
100		Twin Disc, Inc	1,864
1,396	*	United Rentals, Inc	122,318
13,001		United Technologies Corp	1,442,201
289		Universal Forest Products, Inc	15,037
1,341	*,e	USG Corp	37,266
340	e	Valmont Industries, Inc	40,416
156	*	Vectrus, Inc	3,880

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

112	*	Veritiv Corp	$4,084
200	*	Vicor Corp	2,438
987		W.W. Grainger, Inc	233,574
976	*	Wabash National Corp	12,239
811	*	WABCO Holdings, Inc	100,337
376		Watsco, Inc	46,526
382		Watts Water Technologies, Inc (Class A)	19,807
635	*,e	WESCO International, Inc	43,586
1,389		Westinghouse Air Brake Technologies Corp	130,899
895		Woodward Governor Co	49,216
147	*	Xerium Technologies, Inc	2,675
2,609		Xylem, Inc	96,716

		TOTAL CAPITAL GOODS	25,268,797

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
807		ABM Industries, Inc	26,526
731	e	Acacia Research (Acacia Technologies)	6,411
1,951	*	ACCO Brands Corp	15,159
287		Administaff, Inc	14,608
2,463	e	ADT Corp	82,683
661	*	Advisory Board Co	36,137
314		American Ecology Corp	15,298
601	*	ARC Document Solutions, Inc	4,574
97		Barrett Business Services, Inc	3,523
688		Brady Corp (Class A)	17,021
650		Brink’s Co	19,129
524	*	Casella Waste Systems, Inc (Class A)	2,940
557	*	CBIZ, Inc	5,369
189		CDI Corp	2,457
480		CEB, Inc	41,789
282		Ceco Environmental Corp	3,195
1,373		Cintas Corp	116,142
1,580		Civeo Corp	4,851
842	*	Clean Harbors, Inc	45,249
1,823	*	Copart, Inc	64,680
1,616		Covanta Holding Corp	34,243
128	*	CRA International, Inc	3,567
719		Deluxe Corp	44,578
550		Dun & Bradstreet Corp	67,100
351		Ennis, Inc	6,525
1,712		Equifax, Inc	166,218
528		Essendant, Inc	20,724
456		Exponent, Inc	20,420
148	*	Franklin Covey Co	3,003
598	*	FTI Consulting, Inc	24,662
286		G & K Services, Inc (Class A)	19,774
191	*	GP Strategies Corp	6,349
1,030		Healthcare Services Group	34,041
200		Heidrick & Struggles International, Inc	5,216
347	*	Heritage-Crystal Clean, Inc	5,101
842		Herman Miller, Inc	24,359
315	*	Hill International, Inc	1,657
641		HNI Corp	32,787
306	*	Huron Consulting Group, Inc	21,448
261	*	ICF International, Inc	9,098
2,113	*	ICO Global Communications Holdings Ltd	2,895
1,005	*	IHS, Inc (Class A)	129,273
491	*	Innerworkings, Inc	3,275
897		Interface, Inc	22,470
1,926		KAR Auction Services, Inc	72,032
439		Kelly Services, Inc (Class A)	6,739
366		Kforce, Inc	8,370
460		Kimball International, Inc (Class B)	5,594
669		Knoll, Inc	16,745
641		Korn/Ferry International	22,288

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,126		Manpower, Inc	$100,642
398		Matthews International Corp (Class A)	21,150
379		McGrath RentCorp	11,533
220	*	Mistras Group, Inc	4,176
656		Mobile Mini, Inc	27,578
420		MSA Safety, Inc	20,374
167		Multi-Color Corp	10,668
700	*	Navigant Consulting, Inc	10,409
5,425		Nielsen Holdings NV	242,877
113		NL Industries, Inc	837
725	*	On Assignment, Inc	28,478
2,896		Pitney Bowes, Inc	60,266
313		Quad	5,794
2,519		R.R. Donnelley & Sons Co	43,906
3,678		Republic Services, Inc	144,067
514		Resources Connection, Inc	8,270
2,048		Robert Half International, Inc	113,664
1,379		Rollins, Inc	39,343
778	*	RPX Corp	13,148
241	*	SP Plus Corp	6,293
1,106		Steelcase, Inc (Class A)	20,914
1,260	*	Stericycle, Inc	168,727
294	*	Team, Inc	11,833
864		Tetra Tech, Inc	22,153
1,030		Towers Watson & Co	129,574
235	*	TRC Cos, Inc	2,385
590	*	TriNet Group, Inc	14,957
550	*	TrueBlue, Inc	16,445
6,134		Tyco International plc	236,036
213		Unifirst Corp	23,824
2,442	*	Verisk Analytics, Inc	177,680
291		Viad Corp	7,889
145	*	Volt Information Sciences, Inc	1,408
48		VSE Corp	2,568
563	*	WageWorks, Inc	22,773
1,932		Waste Connections, Inc	91,036
6,736		Waste Management, Inc	312,214
866		West Corp	26,067

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,570,248

CONSUMER DURABLES & APPAREL - 1.7%
171		Arctic Cat, Inc	5,679
106		Bassett Furniture Industries, Inc	3,012
565	*,e	Beazer Homes USA, Inc	11,272
271	*	Black Diamond, Inc	2,504
1,325		Brunswick Corp	67,390
1,140		Callaway Golf Co	10,192
770		Carter’s, Inc	81,851
119	*	Cavco Industries, Inc	8,977
221	*	Century Communities, Inc	4,449
244	*	Cherokee, Inc	6,876
4,055		Coach, Inc	140,344
492		Columbia Sportswear Co	29,746
1,231	*	CROCS, Inc	18,108
125		CSS Industries, Inc	3,781
110		Culp, Inc	3,410
498	*	Deckers Outdoor Corp	35,841
4,717		DR Horton, Inc	129,057
279	e	Ethan Allen Interiors, Inc	7,349
81		Flexsteel Industries, Inc	3,490
607	*	Fossil Group, Inc	42,102
1,834	e	Garmin Ltd	80,568
575	*	G-III Apparel Group Ltd	40,451
1,285	*	GoPro, Inc	67,745
191	*	Green Brick Partners, Inc	2,091

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,732		Hanesbrands, Inc	$190,990
1,035		Harman International Industries, Inc	123,103
1,601		Hasbro, Inc	119,739
411	*	Helen of Troy Ltd	40,068
156		Hooker Furniture Corp	3,917
2,631	*,e	Hovnanian Enterprises, Inc (Class A)	6,998
753	*	Iconix Brand Group, Inc	18,802
287	*	Installed Building Products Inc	7,026
429	*	iRobot Corp	13,677
257	*,e	Jakks Pacific, Inc	2,542
2,737	*	Jarden Corp	141,640
70		Johnson Outdoors, Inc	1,649
1,827	*	Kate Spade & Co	39,354
1,135	e	KB Home	18,841
702		La-Z-Boy, Inc	18,491
1,983		Leggett & Platt, Inc	96,532
143	*	Lennar Corp (B Shares)	6,166
2,523		Lennar Corp (Class A)	128,774
192	*,e	LGI Homes, Inc	3,798
365		Libbey, Inc	15,085
112		Lifetime Brands, Inc	1,654
1,680	*	Lululemon Athletica, Inc	109,704
385	*	M/I Homes, Inc	9,498
200	*	Malibu Boats Inc	4,018
156		Marine Products Corp	973
4,985		Mattel, Inc	128,065
558	e	MDC Holdings, Inc	16,723
567	*	Meritage Homes Corp	26,700
2,855	*	Michael Kors Holdings Ltd	120,167
900	*	Mohawk Industries, Inc	171,810
227		Movado Group, Inc	6,165
66		Nacco Industries, Inc (Class A)	4,010
727	*	Nautilus, Inc	15,638
112	*	New Home Co Inc	1,930
3,869		Newell Rubbermaid, Inc	159,055
9,909		Nike, Inc (Class B)	1,070,370
59	*	NVR, Inc	79,060
200		Oxford Industries, Inc	17,490
365	*	Performance Sports Group Ltd	6,570
161	*	Perry Ellis International, Inc	3,827
1,190		Phillips-Van Heusen Corp	137,088
977		Polaris Industries, Inc	144,704
626		Pool Corp	43,933
5,283		Pulte Homes, Inc	106,452
892		Ralph Lauren Corp	118,065
705		Ryland Group, Inc	32,691
386	*,e	Sequential Brands Group, Inc	5,902
589	*	Skechers U.S.A., Inc (Class A)	64,666
334	*	Skullcandy, Inc	2,562
768	*,e	Smith & Wesson Holding Corp	12,741
2,096	*	Standard-Pacific Corp	18,675
798	*	Steven Madden Ltd	34,138
272		Sturm Ruger & Co, Inc	15,626
100		Superior Uniform Group, Inc	1,654
680	*	Taylor Morrison Home Corp	13,845
899	*	Tempur-Pedic International, Inc	59,244
2,547	*	Toll Brothers, Inc	97,270
2,322	*	TRI Pointe Homes, Inc	35,527
647	*	Tumi Holdings, Inc	13,276
719		Tupperware Corp	46,404
2,570	*	Under Armour, Inc (Class A)	214,441
226	*	Unifi, Inc	7,571
213	*	Universal Electronics, Inc	10,616
246	*,e	Vera Bradley, Inc	2,772
4,863		VF Corp	339,146
234	*	Vince Holding Corp	2,803

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

917	*	Vista Outdoor, Inc	$41,173
226	*	WCI Communities, Inc	5,512
99		Weyco Group, Inc	2,952
1,145		Whirlpool Corp	198,142
428	*	William Lyon Homes, Inc	10,987
1,589		Wolverine World Wide, Inc	45,255
423	*	Zagg, Inc	3,350

		TOTAL CONSUMER DURABLES & APPAREL	5,646,087

CONSUMER SERVICES - 2.2%
342	*	2U, Inc	11,009
224	*	American Public Education, Inc	5,761
1,363	*	Apollo Group, Inc (Class A)	17,555
2,776		ARAMARK Holdings Corp	85,973
193	*	Ascent Media Corp (Series A)	8,249
1,433	*	Belmond Ltd.	17,898
298	*	BJ’s Restaurants, Inc	14,438
1,790		Bloomin’ Brands, Inc	38,217
331		Bob Evans Farms, Inc	16,898
120	*	Bojangles’, Inc	2,863
1,534	*	Boyd Gaming Corp	22,933
246	*	Bravo Brio Restaurant Group, Inc	3,333
192	*	Bridgepoint Education, Inc	1,836
538	*	Bright Horizons Family Solutions	31,096
928		Brinker International, Inc	53,499
271	*	Buffalo Wild Wings, Inc	42,463
674	*,e	Caesars Acquisition Co	4,637
785	*,e	Caesars Entertainment Corp	4,804
164		Capella Education Co	8,802
1,960	*	Career Education Corp	6,468
6,079		Carnival Corp	300,242
234		Carriage Services, Inc	5,588
507	*	Carrols Restaurant Group, Inc	5,273
701		Cheesecake Factory	38,229
1,106	*,e	Chegg, Inc	8,671
459	*	Chipotle Mexican Grill, Inc (Class A)	277,690
591		Choice Hotels International, Inc	32,062
194		Churchill Downs, Inc	24,260
215	*,e	Chuy’s Holdings, Inc	5,760
628		ClubCorp Holdings, Inc	14,997
92		Collectors Universe	1,834
295	e	Cracker Barrel Old Country Store, Inc	44,002
1,845		Darden Restaurants, Inc	131,143
327	*	Dave & Buster’s Entertainment, Inc	11,801
331	*	Del Frisco’s Restaurant Group, Inc	6,167
1,168	*	Denny’s Corp	13,560
918		DeVry, Inc	27,522
602	*	Diamond Resorts International, Inc	18,993
243		DineEquity, Inc	24,079
794		Domino’s Pizza, Inc	90,040
1,398	e	Dunkin Brands Group, Inc	76,890
196	*,e	El Pollo Loco Holdings, Inc	4,059
195	*	Empire Resorts, Inc	993
868		Extended Stay America, Inc	16,292
366	*	Fiesta Restaurant Group, Inc	18,300
48		Graham Holdings Co	51,602
675	*	Grand Canyon Education, Inc	28,620
3,955		H&R Block, Inc	117,266
163	*	Habit Restaurants, Inc	5,100
7,669	*	Hilton Worldwide Holdings, Inc	211,281
1,975	*	Houghton Mifflin Harcourt Co	49,770
490	*	Hyatt Hotels Corp	27,778
1,368	*	International Game Technology plc	24,296
373		International Speedway Corp (Class A)	13,678
474		Interval Leisure Group, Inc	10,831
251	*	Intrawest Resorts Holdings Inc	2,917

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

353	*	Isle of Capri Casinos, Inc	$6,407
571		Jack in the Box, Inc	50,339
192	*,e	Jamba, Inc	2,974
461	*	K12, Inc	5,832
117	*	Kona Grill, Inc	2,271
940	*	Krispy Kreme Doughnuts, Inc	18,104
1,351	*	La Quinta Holdings, Inc	30,870
5,271		Las Vegas Sands Corp	277,096
83		Liberty Tax, Inc	2,054
1,352	*	LifeLock, Inc	22,173
271		Marcus Corp	5,198
3,016		Marriott International, Inc (Class A)	224,360
481		Marriott Vacations Worldwide Corp	44,132
14,055		McDonald’s Corp	1,336,209
6,405	*	MGM Resorts International	116,891
139	*	Monarch Casino & Resort, Inc	2,858
706	*	Morgans Hotel Group Co	4,758
279	*	Noodles & Co	4,073
1,892	*	Norwegian Cruise Line Holdings Ltd	106,028
364	*	Panera Bread Co (Class A)	63,616
450		Papa John’s International, Inc	34,025
1,142	*	Penn National Gaming, Inc	20,956
1,029	*	Pinnacle Entertainment, Inc	38,361
334	*	Popeyes Louisiana Kitchen, Inc	20,037
320	*,e	Potbelly Corp	3,920
204	*	Red Robin Gourmet Burgers, Inc	17,507
674	*	Regis Corp	10,622
2,504		Royal Caribbean Cruises Ltd	197,040
779	*	Ruby Tuesday, Inc	4,884
473		Ruth’s Chris Steak House, Inc	7,625
719	*,e	Scientific Games Corp (Class A)	11,173
956		SeaWorld Entertainment, Inc	17,629
2,996		Service Corp International	88,172
1,478	*	ServiceMaster Global Holdings, Inc	53,459
85	*	Shake Shack, Inc	5,123
1,042		Six Flags Entertainment Corp	46,734
729		Sonic Corp	20,995
897		Sotheby’s (Class A)	40,580
164		Speedway Motorsports, Inc	3,715
21,924		Starbucks Corp	1,175,455
2,457		Starwood Hotels & Resorts Worldwide, Inc	199,238
24	*	Steak N Shake Co	9,930
185	*	Steiner Leisure Ltd	9,949
149	*	Strayer Education, Inc	6,422
997		Texas Roadhouse, Inc (Class A)	37,318
228		Universal Technical Institute, Inc	1,961
514		Vail Resorts, Inc	56,129
541	*,e	Weight Watchers International, Inc	2,624
3,688	e	Wendy’s	41,601
1,708		Wyndham Worldwide Corp	139,902
1,204		Wynn Resorts Ltd	118,799
6,318		Yum! Brands, Inc	569,125
274	*,e	Zoe’s Kitchen, Inc	11,218

		TOTAL CONSUMER SERVICES	7,488,789

DIVERSIFIED FINANCIALS - 4.0%
787	*	Affiliated Managers Group, Inc	172,038
6,932	*	Ally Financial, Inc	155,485
12,632		American Express Co	981,759
2,666		Ameriprise Financial, Inc	333,063
359	e	Arlington Asset Investment Corp (Class A)	7,022
514		Artisan Partners Asset Management, Inc	23,880
10	*	Ashford, Inc	873
16,413		Bank of New York Mellon Corp	688,854
2,631		BGC Partners, Inc (Class A)	23,021
1,837		BlackRock, Inc	635,565

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

267		Calamos Asset Management, Inc (Class A)	$3,271
7,996		Capital One Financial Corp	703,408
400		Cash America International, Inc	10,476
1,274		CBOE Holdings, Inc	72,898
16,784		Charles Schwab Corp	547,998
4,647		CME Group, Inc	432,450
291		Cohen & Steers, Inc	9,917
1,548	*	Cowen Group, Inc	9,907
113	*	Credit Acceptance Corp	27,818
42		Diamond Hill Investment Group, Inc	8,386
6,367		Discover Financial Services	366,867
3,871	*	E*Trade Financial Corp	115,937
1,765		Eaton Vance Corp	69,064
375	*,e	Encore Capital Group, Inc	16,028
366	*	Enova International, Inc	6,837
499		Evercore Partners, Inc (Class A)	26,926
690	*	Ezcorp, Inc (Class A)	5,127
1,349		Federated Investors, Inc (Class B)	45,178
99		Fifth Street Asset Management, Inc	1,018
745	e	Financial Engines, Inc	31,648
403	*	First Cash Financial Services, Inc	18,373
1,222	*	FNFV Group	18,794
5,754		Franklin Resources, Inc	282,119
464		Gain Capital Holdings, Inc	4,436
86		GAMCO Investors, Inc (Class A)	5,909
6,336		Goldman Sachs Group, Inc	1,322,893
662	*	Green Dot Corp	12,657
424		Greenhill & Co, Inc	17,524
440		HFF, Inc (Class A)	18,361
824		Interactive Brokers Group, Inc (Class A)	34,245
1,639		IntercontinentalExchange Group, Inc	366,497
215	*	INTL FCStone, Inc	7,147
6,194		Invesco Ltd	232,213
524		Investment Technology Group, Inc	12,995
9,500		iShares Russell 3000 Index Fund	1,177,810
2,141		Janus Capital Group, Inc	36,654
158	*,e	JG Wentworth Co	1,454
767	*	KCG Holdings, Inc	9,457
1,533	*,e	Ladenburg Thalmann Financial Services, Inc	5,366
1,815		Lazard Ltd (Class A)	102,076
1,408		Legg Mason, Inc	72,554
5,119		Leucadia National Corp	124,289
1,173	e	LPL Financial Holdings, Inc	54,533
536		MarketAxess Holdings, Inc	49,725
102		Marlin Business Services Corp	1,722
4,016		McGraw-Hill Financial, Inc	403,407
249		Moelis & Co	7,149
2,643		Moody’s Corp	285,338
22,417		Morgan Stanley	869,555
1,620		MSCI, Inc (Class A)	99,711
1,567		NASDAQ OMX Group, Inc	76,485
5,649		Navient Corp	102,868
339		Nelnet, Inc (Class A)	14,682
341	*	NewStar Financial, Inc	3,751
3,357		Northern Trust Corp	256,676
2,792		NorthStar Asset Management Group, Inc	51,624
349		OM Asset Management plc	6,209
158	*	On Deck Capital, Inc	1,830
147		Oppenheimer Holdings, Inc	3,863
717	*	PHH Corp	18,664
324	*	Pico Holdings, Inc	4,769
236	*	Piper Jaffray Cos	10,299
754	*,e	PRA Group, Inc	46,982
189		Pzena Investment Management, Inc (Class A)	2,088
1,837		Raymond James Financial, Inc	109,449
143	*	Regional Management Corp	2,554
238		Resource America, Inc (Class A)	2,002

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

296	*	Safeguard Scientifics, Inc	$5,760
1,279		Santander Consumer USA Holdings, Inc	32,704
2,006		SEI Investments Co	98,354
6,344		SLM Corp	62,615
740	*	Springleaf Holdings, Inc	33,973
6,036		State Street Corp	464,772
977	*	Stifel Financial Corp	56,412
1,815	*	Synchrony Financial	59,768
3,817		T Rowe Price Group, Inc	296,695
3,844		TD Ameritrade Holding Corp	141,536
433		Tiptree Financial, Inc	3,139
95		Virtus Investment Partners, Inc	12,564
3,297		Voya Financial, Inc	153,212
1,207		Waddell & Reed Financial, Inc (Class A)	57,103
743	*,e	Walter Investment Management Corp	16,992
113		Westwood Holdings Group, Inc	6,731
1,867	e	WisdomTree Investments, Inc	41,009
124	*,e	World Acceptance Corp	7,627

		TOTAL DIVERSIFIED FINANCIALS	13,453,443

ENERGY - 7.2%
1,395	*	Abraxas Petroleum Corp	4,115
30		Adams Resources & Energy, Inc	1,338
730		Alon USA Energy, Inc	13,797
7,439		Anadarko Petroleum Corp	580,688
1,004	*,e	Antero Resources Corp	34,477
5,439		Apache Corp	313,450
833	*,e	Approach Resources, Inc	5,706
242		Ardmore Shipping Corp	2,931
929	e	Atwood Oceanics, Inc	24,563
6,250		Baker Hughes, Inc	385,625
1,513	*,e	Basic Energy Services, Inc	11,423
901	*,e	Bill Barrett Corp	7,740
1,097	*	Bonanza Creek Energy, Inc	20,020
499		Bristow Group, Inc	26,597
1,330	*	C&J Energy Services Ltd	17,556
6,133		Cabot Oil & Gas Corp	193,435
5,505		California Resources Corp	33,250
966	*	Callon Petroleum Co	8,037
2,751	*	Cameron International Corp	144,070
335	e	CARBO Ceramics, Inc	13,946
743	*	Carrizo Oil & Gas, Inc	36,585
3,450	*	Cheniere Energy, Inc	238,947
8,435	e	Chesapeake Energy Corp	94,219
27,441		Chevron Corp	2,647,233
1,360		Cimarex Energy Co	150,022
90	*,e	Clayton Williams Energy, Inc	5,918
2,148	*,e	Clean Energy Fuels Corp	12,072
817	*,e	Cloud Peak Energy, Inc	3,807
5,265	*	Cobalt International Energy, Inc	51,123
1,748	*	Concho Resources, Inc	199,027
17,793		ConocoPhillips	1,092,668
3,293		Consol Energy, Inc	71,590
368	*	Contango Oil & Gas Co	4,515
1,246	*	Continental Resources, Inc	52,818
212	e	CVR Energy, Inc	7,980
967		Delek US Holdings, Inc	35,605
5,212	e	Denbury Resources, Inc	33,148
5,778		Devon Energy Corp	343,733
1,169		DHT Holdings, Inc	9,083
904	e	Diamond Offshore Drilling, Inc	23,332
908	*	Diamondback Energy, Inc	68,445
532	*	Dorian LPG Ltd	8,874
1,107	*	Dresser-Rand Group, Inc	94,294
548	*	Dril-Quip, Inc	41,237
713	*,e	Eclipse Resources Corp	3,750

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,009		Energen Corp	$68,915
612	*	Energy Fuels, Inc	2,723
3,370		Ensco plc	75,050
7,909		EOG Resources, Inc	692,433
521	*,e	EP Energy Corp	6,632
2,146		EQT Corp	174,556
272	*	Era Group, Inc	5,571
1,867	*	Erin Energy Corp	7,300
468		Evolution Petroleum Corp	3,084
3,099	e	EXCO Resources, Inc	3,657
999		Exterran Holdings, Inc	32,617
60,985	d	Exxon Mobil Corp	5,073,952
3,313	*	FMC Technologies, Inc	137,456
1,740	*,e	FMSA Holdings, Inc	14,251
847	*	Forum Energy Technologies, Inc	17,177
467		Frank’s International NV	8,798
1,979	*,e	Frontline Ltd	4,829
690		GasLog Ltd	13,766
1,444	*	Gastar Exploration, Inc	4,462
310	*,e	Geospace Technologies Corp	7,146
1,362		Golar LNG Ltd	63,742
569		Green Plains Renewable Energy, Inc	15,676
359	e	Gulfmark Offshore, Inc	4,164
1,429	*	Gulfport Energy Corp	57,517
5,395	*,e	Halcon Resources Corp	6,258
153	e	Hallador Petroleum Co	1,276
12,113		Halliburton Co	521,707
1,588	*	Helix Energy Solutions Group, Inc	20,056
1,353		Helmerich & Payne, Inc	95,278
3,627		Hess Corp	242,574
2,837		HollyFrontier Corp	121,112
615	*,e	Hornbeck Offshore Services, Inc	12,626
1,960	*	ION Geophysical Corp	2,097
13	*	Isramco, Inc	1,794
402	*,e	Jones Energy, Inc (Class A)	3,638
2,420	*	Key Energy Services, Inc	4,356
25,985		Kinder Morgan, Inc	997,564
2,251	*	Kosmos Energy LLC	18,976
2,320	*,e	Laredo Petroleum Holdings, Inc	29,186
3,083	*,e	Magnum Hunter Resources Corp	5,765
9,699		Marathon Oil Corp	257,411
7,896		Marathon Petroleum Corp	413,040
1,143	*	Matador Resources Co	28,575
383	*	Matrix Service Co	7,001
4,745	*,e	McDermott International, Inc	25,338
1,191	*	Memorial Resource Development Corp	22,593
2,559		Murphy Oil Corp	106,378
5,154		Nabors Industries Ltd	74,372
5,580		National Oilwell Varco, Inc	269,402
180	*	Natural Gas Services Group, Inc	4,108
764		Navios Maritime Acq Corp	2,743
2,360	*	Newfield Exploration Co	85,243
1,448	*	Newpark Resources, Inc	11,772
3,347		Noble Corp plc	51,510
5,541		Noble Energy, Inc	236,490
430	e	Nordic American Offshore Ltd	3,500
1,193	e	Nordic American Tanker Shipping	16,976
1,478	e	North Atlantic Drilling Ltd	1,759
911	*,e	Northern Oil And Gas, Inc	6,167
2,205	*	Oasis Petroleum, Inc	34,949
11,050		Occidental Petroleum Corp	859,359
1,421		Oceaneering International, Inc	66,204
745	*	Oil States International, Inc	27,736
3,004		Oneok, Inc	118,598
627	*,e	Pacific Ethanol, Inc	6,471
355		Panhandle Oil and Gas, Inc (Class A)	7,345

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

234	*	Par Petroleum Corp	$4,380
2,470	*	Parker Drilling Co	8,200
1,195	*	Parsley Energy, Inc	20,817
2,118		Patterson-UTI Energy, Inc	39,850
1,166		PBF Energy, Inc	33,138
707	*	PDC Energy, Inc	37,924
4,087	e	Peabody Energy Corp	8,951
2,469	*,e	Penn Virginia Corp	10,814
176	*	PHI, Inc	5,284
7,894		Phillips 66	635,941
1,182	*	Pioneer Energy Services Corp	7,494
2,172		Pioneer Natural Resources Co	301,235
2,504		Questar Market Resources, Inc	46,349
2,345		Range Resources Corp	115,796
641	*	Renewable Energy Group, Inc	7,410
727	*,e	Rex Energy Corp	4,064
92	*	Rex Stores Corp	5,855
1,390	*,e	Rice Energy, Inc	28,954
159	*	RigNet, Inc	4,861
707	*	Ring Energy, Inc	7,911
1,397	*	Rosetta Resources, Inc	32,327
1,813		Rowan Cos plc	38,272
849	e	RPC, Inc	11,742
787	*	RSP Permian, Inc	22,123
847	*,e	Sanchez Energy Corp	8,301
7,671	*,e	SandRidge Energy, Inc	6,727
18,351		Schlumberger Ltd	1,581,673
2,573		Scorpio Tankers, Inc	25,962
346	*	SEACOR Holdings, Inc	24,545
5,991	e	Seadrill Ltd	61,947
633		SemGroup Corp	50,311
2,351	*	Seventy Seven Energy, Inc	10,086
859	e	Ship Finance International Ltd	14,019
5,536	*	Southwestern Energy Co	125,833
9,730		Spectra Energy Corp	317,198
1,025		St. Mary Land & Exploration Co	47,273
864	*	Stone Energy Corp	10,878
2,173		Superior Energy Services	45,720
2,117	*	Synergy Resources Corp	24,197
752		Targa Resources Investments, Inc	67,093
674		Teekay Corp	28,861
1,211		Teekay Tankers Ltd (Class A)	8,005
465		Tesco Corp	5,069
1,825		Tesoro Corp	154,048
1,686	*	Tetra Technologies, Inc	10,757
680	e	Tidewater, Inc	15,456
1,702	*	TransAtlantic Petroleum Ltd	8,697
1,272	*,e	Triangle Petroleum Corp	6,385
2,775	*,e	Ultra Petroleum Corp	34,743
722	*	Unit Corp	19,581
5,822	*	Uranium Energy Corp	9,257
1,014	e	US Silica Holdings Inc	29,771
7,459		Valero Energy Corp	466,933
923	e	W&T Offshore, Inc	5,058
11,035	*	Weatherford International Ltd	135,399
1,189		Western Refining, Inc	51,864
254	*	Westmoreland Coal Co	5,278
3,161	*	Whiting Petroleum Corp	106,210
10,771		Williams Cos, Inc	618,148
1,038		World Fuel Services Corp	49,772
3,165	*	WPX Energy, Inc	38,866

		TOTAL ENERGY	24,167,179

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.0%
418		Andersons, Inc	$16,302
546		Casey’s General Stores, Inc	52,274
300	*,e	Chefs’ Warehouse Holdings, Inc	6,372
6,434		Costco Wholesale Corp	868,976
16,474		CVS Corp	1,727,793
524	*	Diplomat Pharmacy, Inc	23,449
325	*,e	Fairway Group Holdings Corp	1,157
638	*,e	Fresh Market, Inc	20,505
248		Ingles Markets, Inc (Class A)	11,847
7,148		Kroger Co	518,302
95	*,e	Natural Grocers by Vitamin C	2,339
278		Pricesmart, Inc	25,365
14,229	*	Rite Aid Corp	118,812
389	*	Smart & Final Stores, Inc	6,952
546		Spartan Stores, Inc	17,767
2,229	*	Sprouts Farmers Market, Inc	60,138
3,759	*	Supervalu, Inc	30,410
8,544		Sysco Corp	308,438
759	*	United Natural Foods, Inc	48,333
77		Village Super Market (Class A)	2,440
12,565		Walgreens Boots Alliance, Inc	1,060,989
23,065		Wal-Mart Stores, Inc	1,636,001
148		Weis Markets, Inc	6,238
5,150		Whole Foods Market, Inc	203,116

		TOTAL FOOD & STAPLES RETAILING	6,774,315

FOOD, BEVERAGE & TOBACCO - 4.4%
100	e	Alico, Inc	4,536
28,642		Altria Group, Inc	1,400,880
8,922		Archer Daniels Midland Co	430,219
832		B&G Foods, Inc (Class A)	23,737
130	*	Boston Beer Co, Inc (Class A)	30,159
817	*,e	Boulder Brands, Inc	5,670
398		Brown-Forman Corp	44,345
1,815		Brown-Forman Corp (Class B)	181,827
2,110		Bunge Ltd	185,258
271		Calavo Growers, Inc	14,073
486	e	Cal-Maine Foods, Inc	25,369
2,561	e	Campbell Soup Co	122,032
870	*	Castle Brands, Inc	1,209
62		Coca-Cola Bottling Co Consolidated	9,366
57,232		Coca-Cola Co	2,245,211
3,350		Coca-Cola Enterprises, Inc	145,524
6,023		ConAgra Foods, Inc	263,326
2,386		Constellation Brands, Inc (Class A)	276,824
142	*	Craft Brewers Alliance, Inc	1,571
2,386	*	Darling International, Inc	34,979
1,357		Dean Foods Co	21,943
382	*	Diamond Foods, Inc	11,987
2,759		Dr Pepper Snapple Group, Inc	201,131
200	*	Farmer Bros Co	4,700
2,611		Flowers Foods, Inc	55,223
482		Fresh Del Monte Produce, Inc	18,634
307	*	Freshpet, Inc	5,710
8,699		General Mills, Inc	484,708
1,478	*	Hain Celestial Group, Inc	97,341
2,140		Hershey Co	190,096
1,917		Hormel Foods Corp	108,061
1,024		Ingredion, Inc	81,725
281	*,e	Inventure Foods, Inc	2,852
209		J&J Snack Foods Corp	23,130
1,741		J.M. Smucker Co	188,742
121		John B. Sanfilippo & Son, Inc	6,280
3,771		Kellogg Co	236,442

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,893		Keurig Green Mountain, Inc	$145,061
8,641		Kraft Foods Group, Inc	735,695
259		Lancaster Colony Corp	23,530
689		Lance, Inc	22,234
359	*	Landec Corp	5,180
244	*	Lifeway Foods, Inc	4,682
150	e	Limoneira Co	3,335
1,877		McCormick & Co, Inc	151,943
2,915		Mead Johnson Nutrition Co	262,991
162		Mgp Ingredients, Inc	2,725
1,938		Molson Coors Brewing Co (Class B)	135,292
23,700		Mondelez International, Inc	975,018
2,206	*	Monster Beverage Corp	295,648
162	*	National Beverage Corp	3,643
311	*	Omega Protein Corp	4,276
21,546		PepsiCo, Inc	2,011,104
22,550		Philip Morris International, Inc	1,807,833
922	e	Pilgrim’s Pride Corp	21,178
1,676		Pinnacle Foods, Inc	76,325
788	*,e	Post Holdings, Inc	42,497
6,008		Reynolds American, Inc	448,557
320	e	Sanderson Farms, Inc	24,051
4	*	Seaboard Corp	14,396
134	*	Seneca Foods Corp	3,721
309	*	Synutra International, Inc	2,209
349	e	Tootsie Roll Industries, Inc	11,276
616	*	TreeHouse Foods, Inc	49,915
4,298		Tyson Foods, Inc (Class A)	183,224
446	e	Universal Corp	25,565
1,430	e	Vector Group Ltd	33,548
2,520	*	WhiteWave Foods Co (Class A)	123,178

		TOTAL FOOD, BEVERAGE & TOBACCO	14,834,650

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
115	*	AAC Holdings, Inc	5,009
317	e	Abaxis, Inc	16,319
21,757		Abbott Laboratories	1,067,834
588	*	Abiomed, Inc	38,649
741	*	Acadia Healthcare Co, Inc	58,043
1,151	*,e	Accuray, Inc	7,758
413		Aceto Corp	10,172
85	*	Addus HomeCare Corp	2,368
91	*,e	Adeptus Health, Inc	8,644
5,112		Aetna Inc	651,576
564	*	Air Methods Corp	23,316
1,163	*	Align Technology, Inc	72,932
67	*	Alliance HealthCare Services, Inc	1,252
2,611	*	Allscripts Healthcare Solutions, Inc	35,718
101	*	Almost Family, Inc	4,031
403	*	Amedisys, Inc	16,011
3,217		AmerisourceBergen Corp	342,096
688	*	AMN Healthcare Services, Inc	21,734
698	*	Amsurg Corp	48,825
177		Analogic Corp	13,965
364	*	Angiodynamics, Inc	5,970
183	*	Anika Therapeutics, Inc	6,044
2,094	*	Antares Pharma, Inc	4,356
3,838		Anthem, Inc	629,969
581	*,e	athenahealth, Inc	66,571
403	*	AtriCure, Inc	9,930
29		Atrion Corp	11,377
1,075		Bard (C.R.), Inc	183,502
7,972		Baxter International, Inc	557,482
3,071		Becton Dickinson & Co	435,007
412	*	Bio-Reference Labs, Inc	16,995
918	*,e	BioScrip, Inc	3,332

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

354	*	BioTelemetry, Inc	$3,338
19,694	*	Boston Scientific Corp	348,584
2,647	*	Brookdale Senior Living, Inc	91,851
484		Cantel Medical Corp	25,976
442	*	Capital Senior Living Corp	10,829
4,855		Cardinal Health, Inc	406,121
459	*	Cardiovascular Systems, Inc	12,141
470	*	Castlight Health, Inc	3,826
2,990	*	Catamaran Corp	182,629
1,708	*	Centene Corp	137,323
4,312	*	Cerner Corp	297,787
1,390	*,e	Cerus Corp	7,214
278	e	Chemed Corp	36,446
3,768		Cigna Corp	610,416
172	*	Civitas Solutions, Inc	3,669
1,700	*	Community Health Systems, Inc	107,049
168	e	Computer Programs & Systems, Inc	8,975
397		Conmed Corp	23,133
100	*	Connecture, Inc	1,056
735		Cooper Cos, Inc	130,808
312	*	Corindus Vascular Robotics, Inc	1,095
180	*	Corvel Corp	5,764
459	*	Cross Country Healthcare, Inc	5,820
377		CryoLife, Inc	4,253
202	*	Cutera, Inc	3,127
377	*	Cyberonics, Inc	22,416
319	*	Cynosure, Inc (Class A)	12,307
2,536	*	DaVita, Inc	201,536
2,083		Dentsply International, Inc	107,379
1,191	*	DexCom, Inc	95,256
1,539	*	Edwards Lifesciences Corp	219,200
960	*,e	Endologix, Inc	14,726
367		Ensign Group, Inc	18,739
75	*	Entellus Medical, Inc	1,940
2,674	*	Envision Healthcare Holdings, Inc	105,570
131	*	Exactech, Inc	2,729
598	*	ExamWorks Group, Inc	23,382
10,608	*	Express Scripts Holding Co	943,476
635	*	Five Star Quality Care, Inc	3,048
548	*	Genesis Health Care, Inc	3,617
665	*,e	GenMark Diagnostics, Inc	6,025
1,078	*	Globus Medical, Inc	27,672
367	*	Greatbatch, Inc	19,789
745	*	Haemonetics Corp	30,813
725	*,e	Halyard Health, Inc	29,362
506	*	Hanger Orthopedic Group, Inc	11,861
4,654	*	HCA Holdings, Inc	422,211
1,110	*	Health Net, Inc	71,173
518	*	HealthEquity, Inc	16,602
1,313		Healthsouth Corp	60,477
367	*	HealthStream, Inc	11,164
402	*	Healthways, Inc	4,816
241	*	HeartWare International, Inc	17,518
1,218	*	Henry Schein, Inc	173,102
815		Hill-Rom Holdings, Inc	44,279
1,267	*,e	HMS Holdings Corp	21,754
3,539	*	Hologic, Inc	134,694
2,170		Humana, Inc	415,078
202	*	ICU Medical, Inc	19,323
1,356	*	Idexx Laboratories, Inc	86,974
126	*	Imprivata, Inc	2,061
1,943	*	IMS Health Holdings, Inc	59,553
219	*	Inogen Inc	9,767
277	*	Inovalon Holdings, Inc	7,728
877	*	Insulet Corp	27,174
367	*	Integra LifeSciences Holdings Corp	24,725
530	*	Intuitive Surgical, Inc	256,785

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

463		Invacare Corp	$10,015
1,225	*	Inverness Medical Innovations, Inc	64,619
376	*	InVivo Therapeutics Holdings Corp	6,072
249	*	IPC The Hospitalist Co, Inc	13,792
44	*	iRadimed Corp	1,024
199	*	K2M Group Holdings, Inc	4,780
1,162		Kindred Healthcare, Inc	23,577
1,463	*	Laboratory Corp of America Holdings	177,345
128		Landauer, Inc	4,562
309	*	LDR Holding Corp	13,364
185		LeMaitre Vascular, Inc	2,231
267	*	LHC Group, Inc	10,213
658	*	LifePoint Hospitals, Inc	57,213
405	*	Magellan Health Services, Inc	28,378
633	*	Masimo Corp	24,522
3,387		McKesson Corp	761,431
873	*	MedAssets, Inc	19,258
793	*	Medidata Solutions, Inc	43,076
20,811		Medtronic plc	1,542,095
1,254	*	Merge Healthcare, Inc	6,019
601		Meridian Bioscience, Inc	11,203
638	*	Merit Medical Systems, Inc	13,743
506	*	Molina Healthcare, Inc	35,572
138		National Healthcare Corp	8,969
133	e	National Research Corp	1,890
470	*	Natus Medical, Inc	20,003
594	*	Neogen Corp	28,179
217	*	Nevro Corp	11,664
459	*	Nobilis Health Corp	3,121
695	*	NuVasive, Inc	32,929
920	*	NxStage Medical, Inc	13,142
1,411		Omnicare, Inc	132,987
517	*	Omnicell, Inc	19,496
749	*	OraSure Technologies, Inc	4,037
267	*	Orthofix International NV	8,843
999		Owens & Minor, Inc	33,966
286	*,e	Oxford Immunotec Global plc	3,961
1,239		Patterson Cos, Inc	60,277
1,412	*	Pediatrix Medical Group, Inc	104,643
435	*	PharMerica Corp	14,485
546	*	Premier, Inc	20,999
151	*	Press Ganey Holdings, Inc	4,329
199	*	Providence Service Corp	8,812
724		Quality Systems, Inc	11,997
2,065		Quest Diagnostics, Inc	149,754
382	*	Quidel Corp	8,767
415	*	RadNet, Inc	2,776
2,026	e	Resmed, Inc	114,206
726	*,e	Rockwell Medical Technologies, Inc	11,703
837	*	RTI Biologics, Inc	5,407
167	*	Second Sight Medical Products, Inc	2,273
1,504		Select Medical Holdings Corp	24,365
237	*	Sientra, Inc	5,980
815	*	Sirona Dental Systems, Inc	81,842
592	*,e	Spectranetics Corp	13,622
4,044		St. Jude Medical, Inc	295,495
515	*,e	Staar Surgical Co	4,975
845		STERIS Corp	54,452
4,952		Stryker Corp	473,263
351	*	Surgical Care Affiliates, Inc	13,471
332	*	SurModics, Inc	7,775
255	*	Tandem Diabetes Care, Inc	2,764
1,034	*	Team Health Holdings, Inc	67,551
593		Teleflex, Inc	80,322
1,416	*	Tenet Healthcare Corp	81,958
780	*	Thoratec Corp	34,765

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

547	*	Tornier BV	$13,670
385	*,e	TransEnterix, Inc	1,155
334	*	Triple-S Management Corp (Class B)	8,570
239	*	Trupanion, Inc	1,969
1,710	*,e	Unilife Corp	3,677
13,899		UnitedHealth Group, Inc	1,695,678
720		Universal American Corp	7,286
1,337		Universal Health Services, Inc (Class B)	189,988
178		US Physical Therapy, Inc	9,747
52		Utah Medical Products, Inc	3,101
1,462	*	Varian Medical Systems, Inc	123,290
249	*	Vascular Solutions, Inc	8,645
1,259	*	VCA Antech, Inc	68,496
1,018	*	Veeva Systems, Inc	28,535
202	*,e	Veracyte, Inc	2,250
375	*	Vocera Communications, Inc	4,294
632	*	WellCare Health Plans, Inc	53,613
1,037		West Pharmaceutical Services, Inc	60,229
750	*	Wright Medical Group, Inc	19,695
438	*	Zeltiq Aesthetics, Inc	12,908
2,447		Zimmer Holdings, Inc	267,286

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	18,178,219

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
5,788	e	Avon Products, Inc	36,233
580	*	Central Garden and Pet Co (Class A)	6,618
1,968		Church & Dwight Co, Inc	159,664
1,888		Clorox Co	196,390
13,228		Colgate-Palmolive Co	865,243
1,117		Coty, Inc	35,710
373	*,e	Elizabeth Arden, Inc	5,319
894	*	Energizer Holdings, Inc	117,606
3,016		Estee Lauder Cos (Class A)	261,366
1,076	*,e	Herbalife Ltd	59,277
1,236	*	HRG Group, Inc	16,068
223		Inter Parfums, Inc	7,566
5,313		Kimberly-Clark Corp	563,019
152	*	Medifast, Inc	4,913
111		Natural Health Trends Corp	4,602
140		Nature’s Sunshine Products, Inc	1,925
843		Nu Skin Enterprises, Inc (Class A)	39,731
127	*	Nutraceutical International Corp	3,142
63		Oil-Dri Corp of America	1,914
108		Orchids Paper Products Co	2,599
39,584		Procter & Gamble Co	3,097,052
162	*	Revlon, Inc (Class A)	5,947
403		Spectrum Brands, Inc	41,102
92	*,e	USANA Health Sciences, Inc	12,573
208		WD-40 Co	18,129

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,563,708

INSURANCE - 4.0%
4,787		ACE Ltd	486,742
6,368		Aflac, Inc	396,090
231	*	Alleghany Corp	108,284
1,373		Allied World Assurance Co Holdings Ltd	59,341
6,004		Allstate Corp	389,480
653	*	AMBAC Financial Group, Inc	10,866
836		American Equity Investment Life Holding Co	22,555
972		American Financial Group, Inc	63,219
19,482		American International Group, Inc	1,204,377
105		American National Insurance Co	10,744
276		Amerisafe, Inc	12,989
523	e	Amtrust Financial Services, Inc	34,262
4,135		Aon plc	412,177

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,888	*	Arch Capital Group Ltd	$126,421
403		Argo Group International Holdings Ltd	22,447
2,413		Arthur J. Gallagher & Co	114,135
878		Aspen Insurance Holdings Ltd	42,056
961		Assurant, Inc	64,387
2,304		Assured Guaranty Ltd	55,273
154	*	Atlas Financial Holdings, Inc	3,054
1,450		Axis Capital Holdings Ltd	77,387
125		Baldwin & Lyons, Inc (Class B)	2,878
27,133	*	Berkshire Hathaway, Inc (Class B)	3,693,073
1,663		Brown & Brown, Inc	54,646
3,304		Chubb Corp	314,343
2,559		Cincinnati Financial Corp	128,411
590	*,e	Citizens, Inc (Class A)	4,401
303		CNA Financial Corp	11,578
2,903		Conseco, Inc	53,270
375		Crawford & Co (Class B)	3,161
143		Donegal Group, Inc (Class A)	2,178
90		EMC Insurance Group, Inc	2,256
458		Employers Holdings, Inc	10,433
666		Endurance Specialty Holdings Ltd	43,756
148	*	Enstar Group Ltd	22,933
435		Erie Indemnity Co (Class A)	35,700
639		Everest Re Group Ltd	116,304
130		FBL Financial Group, Inc (Class A)	7,504
201		Federated National Holding Co	4,864
1,423		First American Financial Corp	52,950
3,879		FNF Group	143,484
7,337	*	Genworth Financial, Inc (Class A)	55,541
420	*	Greenlight Capital Re Ltd (Class A)	12,251
198	*	Hallmark Financial Services	2,253
634		Hanover Insurance Group, Inc	46,935
6,042		Hartford Financial Services Group, Inc	251,166
1,340		HCC Insurance Holdings, Inc	102,966
121		HCI Group, Inc	5,349
362	*	Heritage Insurance Holdings, Inc	8,322
467		Horace Mann Educators Corp	16,989
102		Independence Holding Co	1,345
166		Infinity Property & Casualty Corp	12,589
162		James River Group Holdings Ltd	4,191
51		Kansas City Life Insurance Co	2,331
614		Kemper Corp	23,670
3,512		Lincoln National Corp	207,981
4,751		Loews Corp	182,961
553		Maiden Holdings Ltd	8,726
207	*	Markel Corp	165,741
7,874		Marsh & McLennan Cos, Inc	446,456
2,232	*	MBIA, Inc	13,414
694		Meadowbrook Insurance Group, Inc	5,968
494		Mercury General Corp	27,491
13,704		Metlife, Inc	767,287
525		Montpelier Re Holdings Ltd	20,738
515		National General Holdings Corp	10,727
95		National Interstate Corp	2,595
90		National Western Life Insurance Co (Class A)	21,554
149	*	Navigators Group, Inc	11,556
3,761		Old Republic International Corp	58,784
313		OneBeacon Insurance Group Ltd (Class A)	4,542
686		PartnerRe Ltd	88,151
736		Primerica, Inc	33,628
4,232		Principal Financial Group	217,059
1,060		ProAssurance Corp	48,983
8,440		Progressive Corp	234,885
6,634		Prudential Financial, Inc	580,608
952		Reinsurance Group of America, Inc (Class A)	90,316
685		RenaissanceRe Holdings Ltd	69,534
768		RLI Corp	39,468
216		Safety Insurance Group, Inc	12,465

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

819		Selective Insurance Group, Inc	$22,973
587		Stancorp Financial Group, Inc	44,383
200		State Auto Financial Corp	4,790
436		State National Cos, Inc	4,722
329		Stewart Information Services Corp	13,094
1,030		Symetra Financial Corp	24,895
1,221	*	Third Point Reinsurance Ltd	18,010
1,815		Torchmark Corp	105,669
4,674		Travelers Cos, Inc	451,789
110	*	United America Indemnity Ltd	3,089
234		United Fire & Casualty Co	7,666
255		United Insurance Holdings Corp	3,963
456		Universal Insurance Holdings, Inc	11,035
3,453		UnumProvident Corp	123,445
1,218		Validus Holdings Ltd	53,580
1,346		W.R. Berkley Corp	69,898
98		White Mountains Insurance Group Ltd	64,184
4,367		XL Capital Ltd	162,452

		TOTAL INSURANCE	13,531,562

MATERIALS - 3.5%
412		A. Schulman, Inc	18,013
78	*	AEP Industries, Inc	4,306
3,078		Air Products & Chemicals, Inc	421,163
1,095		Airgas, Inc	115,829
2,568	*,e	AK Steel Holding Corp	9,938
1,557		Albemarle Corp	86,055
17,435		Alcoa, Inc	194,400
1,514		Allegheny Technologies, Inc	45,723
429	e	American Vanguard Corp	5,920
1,019		Aptargroup, Inc	64,982
1,086		Ashland, Inc	132,383
1,310		Avery Dennison Corp	79,831
1,447	*	Axalta Coating Systems Ltd	47,867
1,085		Axiall Corp	39,114
437		Balchem Corp	24,350
1,984		Ball Corp	139,178
1,495		Bemis Co, Inc	67,290
1,716	*	Berry Plastics Group, Inc	55,598
571	*	Boise Cascade Co	20,944
300		Brush Engineered Materials, Inc	10,575
912		Cabot Corp	34,009
730		Calgon Carbon Corp	14,147
723		Carpenter Technology Corp	27,966
2,200		Celanese Corp (Series A)	158,136
742	*,e	Century Aluminum Co	7,739
3,384		CF Industries Holdings, Inc	217,524
90		Chase Corp	3,578
1,111	*	Chemtura	31,452
372	*	Clearwater Paper Corp	21,316
1,010	e	Cliffs Natural Resources, Inc	4,373
1,968	*,e	Coeur Mining, Inc	11,237
1,538		Commercial Metals Co	24,731
486		Compass Minerals International, Inc	39,920
115	*	Core Molding Technologies, Inc	2,627
1,975	*	Crown Holdings, Inc	104,497
1,027		Cytec Industries, Inc	62,164
156		Deltic Timber Corp	10,552
915		Domtar Corp	37,881
16,587		Dow Chemical Co	848,757
13,021		Du Pont (E.I.) de Nemours & Co	832,693
723		Eagle Materials, Inc	55,187
2,137		Eastman Chemical Co	174,849
3,799		Ecolab, Inc	429,553
1,059	*	Ferro Corp	17,770
835	*,e	Flotek Industries, Inc	10,463

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,884		FMC Corp	$99,004
14,945		Freeport-McMoRan Copper & Gold, Inc (Class B)	278,276
353		FutureFuel Corp	4,543
553		Glatfelter	12,161
856		Globe Specialty Metals, Inc	15,151
4,735		Graphic Packaging Holding Co	65,959
417		Greif, Inc (Class A)	14,950
728		H.B. Fuller Co	29,571
142		Hawkins, Inc	5,735
166		Haynes International, Inc	8,187
1,060	*	Headwaters, Inc	19,313
7,872	e	Hecla Mining Co	20,703
814	*,e	Horsehead Holding Corp	9,540
2,705		Huntsman Corp	59,699
294		Innophos Holdings, Inc	15,476
351		Innospec, Inc	15,809
1,133		International Flavors & Fragrances, Inc	123,826
6,054		International Paper Co	288,110
748	*,e	Intrepid Potash, Inc	8,931
245		Kaiser Aluminum Corp	20,355
1,230		Kapstone Paper and Packaging Corp	28,438
139		KMG Chemicals, Inc	3,536
296		Koppers Holdings, Inc	7,317
448	*	Kraton Polymers LLC	10,698
274		Kronos Worldwide, Inc	3,003
2,147	*	Louisiana-Pacific Corp	36,563
285	*	LSB Industries, Inc	11,639
5,611		LyondellBasell Industries AF S.C.A	580,851
971		Martin Marietta Materials, Inc	137,406
2,307		MeadWestvaco Corp	108,867
492		Minerals Technologies, Inc	33,520
6,966		Monsanto Co	742,506
5,071		Mosaic Co	237,576
371		Myers Industries, Inc	7,049
240		Neenah Paper, Inc	14,150
129		NewMarket Corp	57,262
7,205		Newmont Mining Corp	168,309
4,590		Nucor Corp	202,281
1,054	e	Olin Corp	28,405
170		Olympic Steel, Inc	2,965
431		OM Group, Inc	14,482
1,204	*	Omnova Solutions, Inc	9,018
2,323	*	Owens-Illinois, Inc	53,290
1,406		Packaging Corp of America	87,861
1,731	*	Platform Specialty Products Corp	44,279
1,282		PolyOne Corp	50,216
3,911		PPG Industries, Inc	448,670
4,228		Praxair, Inc	505,457
190		Quaker Chemical Corp	16,880
593	e	Rayonier Advanced Materials, Inc	9,642
362	*	Real Industry, Inc	4,109
1,071		Reliance Steel & Aluminum Co	64,774
3,188	*	Rentech, Inc	3,411
3,801		Rock-Tenn Co (Class A)	228,820
932		Royal Gold, Inc	57,402
1,857		RPM International, Inc	90,937
439	*	RTI International Metals, Inc	13,837
268	*,e	Ryerson Holding Corp	2,439
387		Schnitzer Steel Industries, Inc (Class A)	6,761
409		Schweitzer-Mauduit International, Inc	16,311
647		Scotts Miracle-Gro Co (Class A)	38,309
2,998		Sealed Air Corp	154,037
570	*,e	Senomyx, Inc	3,055
694		Sensient Technologies Corp	47,428
1,200		Sherwin-Williams Co	330,024
1,734		Sigma-Aldrich Corp	241,633

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

587		Silgan Holdings, Inc	$30,970
1,453		Sonoco Products Co	62,276
1,642	e	Southern Copper Corp (NY)	48,291
3,403		Steel Dynamics, Inc	70,493
281		Stepan Co	15,205
1,739	*	Stillwater Mining Co	20,155
368	*	Summit Materials, Inc	9,384
936		SunCoke Energy, Inc	12,168
2,292		Tahoe Resources, Inc	27,802
579		TimkenSteel Corp	15,627
254	*	Trecora Resources	3,835
333		Tredegar Corp	7,363
261	*,e	Trinseo S.A.	7,005
929		Tronox Ltd	13,591
30		United States Lime & Minerals, Inc	1,744
2,110	e	United States Steel Corp	43,508
210	*	US Concrete, Inc	7,957
251		Valhi, Inc	1,421
1,192		Valspar Corp	97,530
1,817		Vulcan Materials Co	152,501
624		Wausau Paper Corp	5,728
546		Westlake Chemical Corp	37,450
54	*	WHX Corp	1,871
702	*	Worthington Industries, Inc	21,102
1,091	*	WR Grace & Co	109,427

		TOTAL MATERIALS	11,671,706

MEDIA - 3.6%
301		AMC Entertainment Holdings, Inc	9,235
861	*	AMC Networks, Inc	70,473
2,916		Cablevision Systems Corp (Class A)	69,809
409	*	Carmike Cinemas, Inc	10,855
7,223		CBS Corp (Class B)	400,876
3,129	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	6,821
1,129	*	Charter Communications, Inc	193,341
1,629		Cinemark Holdings, Inc	65,437
566		Clear Channel Outdoor Holdings, Inc (Class A)	5,734
30,992		Comcast Corp (Class A)	1,863,859
5,481		Comcast Corp (Special Class A)	328,531
465	*	Crown Media Holdings, Inc (Class A)	2,102
3,076	*	Cumulus Media, Inc (Class A)	6,244
18	*,e	Daily Journal Corp	3,537
6,920	*	DIRECTV	642,107
2,526	*,e	Discovery Communications, Inc (Class A)	84,015
3,942	*	Discovery Communications, Inc (Class C)	122,517
3,129	*	DISH Network Corp (Class A)	211,865
1,127	*,e	DreamWorks Animation SKG, Inc (Class A)	29,730
375	*	Entercom Communications Corp (Class A)	4,282
931		Entravision Communications Corp (Class A)	7,662
403	*	Eros International plc	10,123
852		EW Scripps Co (Class A)	19,468
1,573	*	Gannett Co, Inc	21,999
667	*,e	Global Eagle Entertainment, Inc	8,684
966	*	Gray Television, Inc	15,147
700		Harte-Hanks, Inc	4,172
133	*	Hemisphere Media Group, Inc	1,583
869	*	Imax Corp	34,995
5,939		Interpublic Group of Cos, Inc	114,445
670		John Wiley & Sons, Inc (Class A)	36,428
220		Journal Media Group, Inc	1,824
373	*	Liberty Broadband Corp (Class A)	19,012
1,023	*	Liberty Broadband Corp (Class C)	52,337
1,500	*	Liberty Media Corp	54,060
2,880	*	Liberty Media Corp (Class C)	103,392
1,362	e	Lions Gate Entertainment Corp	50,462
2,089	*	Live Nation, Inc	57,427

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

187	*	Loral Space & Communications, Inc	$11,803
895	*	Madison Square Garden, Inc	74,724
440	*	Martha Stewart Living Omnimedia, Inc (Class A)	2,746
554		MDC Partners, Inc	10,914
1,381	*	Media General, Inc	22,814
465		Meredith Corp	24,250
279		Morningstar, Inc	22,194
760		National CineMedia, Inc	12,130
651		New Media Investment Group, Inc	11,672
1,789		New York Times Co (Class A)	24,420
5,520	*	News Corp	80,537
1,178	*	News Corp (Class B)	16,775
512		Nexstar Broadcasting Group, Inc (Class A)	28,672
3,516		Omnicom Group, Inc	244,327
444	*	Reading International, Inc	6,149
1,186	e	Regal Entertainment Group (Class A)	24,799
185	*	Rentrak Corp	12,913
51		Saga Communications, Inc	1,930
365		Scholastic Corp	16,107
1,321	e	Scripps Networks Interactive (Class A)	86,354
1,237	*,e	SFX Entertainment, Inc	5,554
955	e	Sinclair Broadcast Group, Inc (Class A)	26,654
35,836	*	Sirius XM Holdings, Inc	133,668
300	*	Sizmek, Inc	2,130
1,255	*	Starz-Liberty Capital	56,124
3,145		TEGNA, Inc	100,860
5,062		Thomson Corp	192,710
4,136		Time Warner Cable, Inc	736,911
12,052		Time Warner, Inc	1,053,465
1,479		Time, Inc	34,032
99	*	Townsquare Media, Inc	1,344
1,158		Tribune Co	61,826
322		Tribune Publishing Co	5,004
18,435		Twenty-First Century Fox, Inc	599,967
6,955		Twenty-First Century Fox, Inc (Class B)	224,090
150		Viacom, Inc	9,731
4,988		Viacom, Inc (Class B)	322,424
24,759		Walt Disney Co	2,825,992
583	e	World Wrestling Entertainment, Inc (Class A)	9,620

		TOTAL MEDIA	11,882,926

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
25,551		AbbVie, Inc	1,716,772
149	*	Abeona Therapeutics, Inc	754
1,146	*	Acadia Pharmaceuticals, Inc	47,994
305	*,e	Accelerate Diagnostics, Inc	7,872
314	*	Acceleron Pharma, Inc	9,935
1,630	*,e	Achillion Pharmaceuticals, Inc	14,442
533	*	Acorda Therapeutics, Inc	17,765
143	*	Adamas Pharmaceuticals, Inc	3,749
121	*	Aduro Biotech, Inc	3,670
440	*	Advaxis, Inc	8,945
373	*,e	Aegerion Pharmaceuticals, Inc	7,076
287	*,e	Aerie Pharmaceuticals, Inc	5,066
214	*	Affimed NV	2,883
1,123	*,e	Affymetrix, Inc	12,263
1,104	*,e	Agenus, Inc	9,528
150	*	Agile Therapeutics, Inc	1,288
4,923		Agilent Technologies, Inc	189,929
369	*,e	Agios Pharmaceuticals, Inc	41,011
189	*,e	Akebia Therapeutics, Inc	1,945
1,130	*	Akorn, Inc	49,336
359	*,e	Albany Molecular Research, Inc	7,259
299	*	Alder Biopharmaceuticals, Inc	15,838
3,121	*	Alexion Pharmaceuticals, Inc	564,183

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

352	*,e	Alimera Sciences, Inc	$1,623
2,136	*	Alkermes plc	137,430
5,726	*	Allergan plc	1,737,612
1,068	*	Alnylam Pharmaceuticals, Inc	128,021
410	*	AMAG Pharmaceuticals, Inc	28,315
11,102		Amgen, Inc	1,704,379
1,391	*	Amicus Therapeutics, Inc	19,683
453	*	Amphastar Pharmaceuticals, Inc	7,964
588	*	Anacor Pharmaceuticals, Inc	45,529
112	*,e	ANI Pharmaceuticals, Inc	6,950
506	*	Anthera Pharmaceuticals, Inc	4,362
121	*	Applied Genetic Technologies Corp	1,856
434	*	Aratana Therapeutics, Inc	6,562
181	*	Ardelyx, Inc	2,891
3,482	*,e	Arena Pharmaceuticals, Inc	16,156
2,403	*,e	Ariad Pharmaceuticals, Inc	19,873
2,149	*,e	Array Biopharma, Inc	15,494
1,229	*,e	Arrowhead Research Corp	8,787
203	*	Assembly Biosciences, Inc	3,910
224	*,e	Atara Biotherapeutics, Inc	11,818
93	*	aTyr Pharma, Inc	1,722
291	*	Avalanche Biotechnologies, Inc	4,726
120	*	Bellicum Pharmaceuticals, Inc	2,552
1,046	*,e	BioCryst Pharmaceuticals, Inc	15,617
659	*	BioDelivery Sciences International, Inc	5,246
3,436	*	Biogen Idec, Inc	1,387,938
2,306	*	BioMarin Pharmaceuticals, Inc	315,415
297	*	Bio-Rad Laboratories, Inc (Class A)	44,731
73	*	Biospecifics Technologies Corp	3,767
590		Bio-Techne Corp	58,097
734	*,e	BioTime, Inc	2,664
469	*	Bluebird Bio, Inc	78,966
130	*	Blueprint Medicines Corp	3,444
24,342		Bristol-Myers Squibb Co	1,619,717
1,601	*	Bruker BioSciences Corp	32,676
186	*,e	Calithera Biosciences, Inc	1,328
449	*	Cambrex Corp	19,729
240	*	Cara Therapeutics Inc	2,916
187	*	Carbylan Therapeutics, Inc	1,337
1,202	*	Catalent, Inc	35,255
1,105	*	Catalyst Pharmaceuticals, Inc	4,564
11,586	*	Celgene Corp	1,340,906
1,468	*,e	Celldex Therapeutics, Inc	37,023
138	*	Cellular Biomedicine Group, Inc	5,176
472	*	Cempra, Inc	16,218
1,032	*	Cepheid, Inc	63,107
740	*	Charles River Laboratories International, Inc	52,052
316	*	ChemoCentryx, Inc	2,601
595	*	Chimerix, Inc	27,489
68	*	Cidara Therapeutics, Inc	953
364	*	Clovis Oncology, Inc	31,988
338	*	Coherus Biosciences, Inc	9,768
95	*	Collegium Pharmaceutical, Inc	1,695
219	*	Concert Pharmaceuticals Inc	3,261
898	*,e	Corcept Therapeutics, Inc	5,397
123	*	Corium International, Inc	1,684
431	*	CorMedix, Inc	1,672
2,422	*	CTI BioPharma Corp	4,723
1,644	*	Curis, Inc	5,442
503	*	Cytokinetics, Inc	3,380
748	*,e	CytRx Corp	2,783
867	*,e	Depomed, Inc	18,606
185	*	Dermira, Inc	3,247
226	*	Dicerna Pharmaceuticals Inc	3,153
1,634	*	Durect Corp	3,905
2,090	*	Dyax Corp	55,385
414	*,e	Dynavax Technologies Corp	9,698

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

122	*	Eagle Pharmaceuticals, Inc	$9,865
14,296		Eli Lilly & Co	1,193,573
433	*	Emergent Biosolutions, Inc	14,267
232	*,e	Enanta Pharmaceuticals, Inc	10,438
2,570	*	Endo International plc	204,700
543	*,e	Endocyte, Inc	2,818
424	*,e	Epizyme, Inc	10,176
183	*	Esperion Thereapeutics, Inc	14,962
1,326	*,e	Exact Sciences Corp	39,435
3,210	*,e	Exelixis, Inc	12,070
352	*	Fibrocell Science, Inc	1,855
691	*	FibroGen, Inc	16,238
307	*	Five Prime Therapeutics, Inc	7,626
86	*	Flex Pharma, Inc	1,479
200	*	Flexion Therapeutics Inc	4,378
419	*,e	Fluidigm Corp	10,140
320	*	Foamix Pharmaceuticals Ltd	3,280
173	*	Foundation Medicine, Inc	5,854
2,273	*,e	Galena Biopharma, Inc	3,864
255	*,e	Genocea Biosciences Inc	3,501
270	*,e	Genomic Health, Inc	7,503
2,277	*,e	Geron Corp	9,746
21,447		Gilead Sciences, Inc	2,511,015
1,523	*,e	Halozyme Therapeutics, Inc	34,389
512	*	Harvard Bioscience, Inc	2,918
591	*,e	Heron Therapeutics, Inc	18,416
80	*	Heska Corp	2,375
2,553	*	Hospira, Inc	226,477
1,665	*,e	Idera Pharmaceuticals, Inc	6,177
903	*,e	IGI Laboratories, Inc	5,689
268	*	Ignyta, Inc	4,044
2,105	*	Illumina, Inc	459,648
247	*,e	Immune Design Corp	5,101
1,233	*	Immunogen, Inc	17,731
1,305	*,e	Immunomedics, Inc	5,298
1,034	*	Impax Laboratories, Inc	47,481
255	*	INC Research Holdings, Inc	10,231
2,249	*	Incyte Corp	234,368
696	*	Infinity Pharmaceuticals, Inc	7,621
1,045	*,e	Inovio Pharmaceuticals, Inc	8,527
884	*	Insmed, Inc	21,587
340	*,e	Insys Therapeutics, Inc	12,213
229	*,e	Intercept Pharmaceuticals, Inc	55,276
199	*	Intersect ENT, Inc	5,697
316	*,e	Intra-Cellular Therapies, Inc	10,096
667	*,e	Intrexon Corp	32,550
110	*	Invitae Corp	1,637
1,820	*	Ironwood Pharmaceuticals, Inc	21,949
1,742	*,e	Isis Pharmaceuticals, Inc	100,252
879	*	Jazz Pharmaceuticals plc	154,766
40,453		Johnson & Johnson	3,942,549
188	*,e	Juno Therapeutics, Inc	10,026
336	*,e	Karyopharm Therapeutics, Inc	9,143
1,483	*,e	Keryx Biopharmaceuticals, Inc	14,800
416	*,e	Kite Pharma, Inc	25,364
371	*	KYTHERA Biopharmaceuticals, Inc	27,940
166	*	La Jolla Pharmaceutical Co	4,069
380	*,e	Lannett Co, Inc	22,587
585	*,e	Lexicon Pharmaceuticals, Inc	4,709
257	*,e	Ligand Pharmaceuticals, Inc (Class B)	25,931
664	*	Lion Biotechnologies, Inc	6,089
120	*	Loxo Oncology, Inc	2,164
588	*	Luminex Corp	10,149
401	*	MacroGenics, Inc	15,226
1,684	*	Mallinckrodt plc	198,240
3,540	*,e	MannKind Corp	20,143

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

222	*	Medgenics, Inc	$1,361
952	*	Medicines Co	27,237
1,131	*	Medivation, Inc	129,160
41,231		Merck & Co, Inc	2,347,281
1,570	*,e	Merrimack Pharmaceuticals, Inc	19,413
441	*	Mettler-Toledo International, Inc	150,584
1,555	*,e	MiMedx Group, Inc	18,022
140	*,e	Mirati Therapeutics, Inc	4,406
872	*	Momenta Pharmaceuticals, Inc	19,890
6,166	*	Mylan NV	418,425
1,155	*,e	Myriad Genetics, Inc	39,258
188	*,e	NanoString Technologies, Inc	2,899
2,022	*,e	Navidea Biopharmceuticals, Inc	3,255
1,889	*,e	Nektar Therapeutics	23,631
749	*	NeoGenomics, Inc	4,052
1,232	*	Neurocrine Biosciences, Inc	58,840
298	*	NewLink Genetics Corp	13,192
660	*,e	Northwest Biotherapeutics, Inc	6,554
3,846	*	Novavax, Inc	42,844
506	*	Ocata Therapeutics, Inc	2,667
185	*	Ocular Therapeutix, Inc	3,891
548	*,e	Omeros Corp	9,859
240	*,e	OncoMed Pharmaceuticals, Inc	5,400
1,471	*	Oncothyreon, Inc	5,502
339	*	Ophthotech Corp	17,648
3,367	*,e	Opko Health, Inc	54,141
1,769	*,e	Orexigen Therapeutics, Inc	8,757
1,167	*,e	Organovo Holdings, Inc	4,400
254	*,e	Osiris Therapeutics, Inc	4,943
219	*	Otonomy, Inc	5,035
356	*,e	OvaScience, Inc	10,299
772	*,e	Pacific Biosciences of California, Inc	4,447
522	*,e	Pacira Pharmaceuticals, Inc	36,916
180		Paratek Pharmaceuticals, Inc	4,639
876	*	Parexel International Corp	56,336
2,346	e	PDL BioPharma, Inc	15,085
2,703	*,e	Peregrine Pharmaceuticals, Inc	3,541
1,628	*	PerkinElmer, Inc	85,698
708	*	Pernix Therapeutics Holdings, Inc	4,191
2,143		Perrigo Co plc	396,091
236	*	Pfenex, Inc	4,578
89,846		Pfizer, Inc	3,012,536
251		Phibro Animal Health Corp	9,774
677	*	Portola Pharmaceuticals, Inc	30,837
423		Pozen, Inc	4,361
287	*	PRA Health Sciences, Inc	10,427
795	*	Prestige Brands Holdings, Inc	36,761
933	*,e	Progenics Pharmaceuticals, Inc	6,960
105	*	Proteon Therapeutics, Inc	1,875
455	*,e	Prothena Corp plc	23,965
488	*	PTC Therapeutics, Inc	23,487
358	*,e	Puma Biotechnology, Inc	41,796
3,176	*	Qiagen NV (NASDAQ)	78,733
1,140	*	Quintiles Transnational Holdings, Inc	82,775
419	*,e	Radius Health, Inc	28,366
1,157	*,e	Raptor Pharmaceutical Corp	18,269
490	*	Receptos, Inc	93,124
1,138	*	Regeneron Pharmaceuticals, Inc	580,528
412	*,e	Regulus Therapeutics, Inc	4,516
468	*	Relypsa, Inc	15,486
475	*	Repligen Corp	19,603
500	*	Retrophin, Inc	16,575
228	*,e	Revance Therapeutics, Inc	7,291
1,285	*	Rigel Pharmaceuticals, Inc	4,125
200	*	Sage Therapeutics, Inc	14,600
340	*	Sagent Pharmaceuticals	8,265

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

987	*	Sangamo Biosciences, Inc	$10,946
552	*,e	Sarepta Therapeutics, Inc	16,797
716	*	Sciclone Pharmaceuticals, Inc	7,031
1,356	*,e	Seattle Genetics, Inc	65,630
1,561	*,e	Sequenom, Inc	4,745
405	*	Sorrento Therapeutics, Inc	7,136
129	*,e	Spark Therapeutics, Inc	7,775
972	*,e	Spectrum Pharmaceuticals, Inc	6,648
213	*	Stemline Therapeutics, Inc	2,507
357	*,e	Sucampo Pharmaceuticals, Inc (Class A)	5,866
486	*	Supernus Pharmaceuticals, Inc	8,252
1,430	*,e	Synergy Pharmaceuticals, Inc	11,869
2,144	*,e	Synta Pharmaceuticals Corp	4,781
130	*	T2 Biosystems, Inc	2,110
334	*,e	TESARO, Inc	19,636
502	*	Tetraphase Pharmaceuticals, Inc	23,815
516	*,e	TG Therapeutics, Inc	8,560
1,825	*	TherapeuticsMD, Inc	14,345
367	*,e	Theravance Biopharma, Inc	4,778
1,228	e	Theravance, Inc	22,190
5,823		Thermo Electron Corp	755,592
949	*,e	Threshold Pharmaceuticals, Inc	3,834
146	*	Tokai Pharmaceuticals, Inc	1,942
355	*	Trevena, Inc	2,222
349	*	Trovagene, Inc	3,542
517	*	Ultragenyx Pharmaceutical, Inc	52,936
689	*	United Therapeutics Corp	119,852
604	*,e	Vanda Pharmaceuticals, Inc	7,665
708	*,e	Verastem, Inc	5,338
322	*	Versartis, Inc	4,901
3,575	*	Vertex Pharmaceuticals, Inc	441,441
185	*	Vitae Pharmaceuticals, Inc	2,664
197	*,e	Vital Therapies, Inc	4,157
1,259	*,e	Vivus, Inc	2,971
390	*	VWR Corp	10,425
1,189	*	Waters Corp	152,644
51	*	XBiotech, Inc	922
407	*	Xencor Inc	8,942
827	*	Xenoport, Inc	5,070
1,173	*,e	XOMA Corp	4,551
240	*,e	Zafgen, Inc	8,311
1,695	*,e	ZIOPHARM Oncology, Inc	20,340
7,138		Zoetis Inc	344,194
2,303	*,e	Zogenix, Inc	3,869
262	*,e	ZS Pharma, Inc	13,726

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	32,439,734

REAL ESTATE - 3.9%
770		Acadia Realty Trust	22,415
587		AG Mortgage Investment Trust	10,143
248		Agree Realty Corp	7,234
934		Alexander & Baldwin, Inc	36,800
30		Alexander’s, Inc	12,300
1,036		Alexandria Real Estate Equities, Inc	90,609
13	*,e	Altisource Asset Management Corp	1,876
196	*,e	Altisource Portfolio Solutions S.A.	6,035
766		Altisource Residential Corp	12,907
684		American Assets Trust,Inc	26,820
1,619		American Campus Communities, Inc	61,020
5,242		American Capital Agency Corp	96,296
1,068		American Capital Mortgage, Inc	17,077
2,594		American Homes 4 Rent	41,608
11,261	*	American Realty Capital Properties, Inc	91,552
432	*	American Residential Properties, Inc	7,992
6,196		American Tower Corp	578,025
14,133		Annaly Capital Management, Inc	129,882

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,539		Anworth Mortgage Asset Corp	$7,587
2,250		Apartment Investment & Management Co (Class A)	83,093
836		Apollo Commercial Real Estate Finance, Inc	13,736
2,676		Apple Hospitality REIT, Inc	50,496
100		Ares Commercial Real Estate Corp	1,139
357		Armada Hoffler Properties, Inc	3,566
4,902	*	ARMOUR Residential REIT, Inc	13,775
354		Ashford Hospitality Prime, Inc	5,317
1,205		Ashford Hospitality Trust, Inc	10,194
959		Associated Estates Realty Corp	27,456
179	*	AV Homes, Inc	2,572
1,827		AvalonBay Communities, Inc	292,083
2,924		BioMed Realty Trust, Inc	56,550
262		Bluerock Residential Growth REIT, Inc	3,317
2,206		Boston Properties, Inc	267,014
2,577		Brandywine Realty Trust	34,223
2,486		Brixmor Property Group, Inc	57,501
1,148		Camden Property Trust	85,273
868		Campus Crest Communities, Inc	4,809
1,382		Capstead Mortgage Corp	15,340
460		CareTrust REIT, Inc	5,828
568		CatchMark Timber Trust Inc	6,572
2,404		CBL & Associates Properties, Inc	38,945
4,118	*	CBRE Group, Inc	152,366
1,224		Cedar Shopping Centers, Inc	7,834
3,408		Chambers Street Properties	27,094
640		Chatham Lodging Trust	16,941
862		Chesapeake Lodging Trust	26,274
3,282		Chimera Investment Corp	44,996
1,604		Colony Financial, Inc	36,331
1,793		Columbia Property Trust, Inc	44,018
1,690	*	Communications Sales & Leasing, Inc	41,777
74		Consolidated-Tomoka Land Co	4,265
347		Coresite Realty	15,768
1,358		Corporate Office Properties Trust	31,967
1,921		Corrections Corp of America	63,547
3,372		Cousins Properties, Inc	35,001
4,899		Crown Castle International Corp	393,390
2,390		CubeSmart	55,352
767		CyrusOne, Inc	22,588
2,918		CYS Investments, Inc	22,556
1,403		DCT Industrial Trust, Inc	44,110
4,364		DDR Corp	67,467
2,875		DiamondRock Hospitality Co	36,829
2,032		Digital Realty Trust, Inc	135,494
2,099		Douglas Emmett, Inc	56,547
4,964		Duke Realty Corp	92,181
1,063		DuPont Fabros Technology, Inc	31,305
776		Dynex Capital, Inc	5,913
570		EastGroup Properties, Inc	32,051
693		Education Realty Trust, Inc	21,732
1,593		Empire State Realty Trust, Inc	27,177
888		Entertainment Properties Trust	48,645
1,973	*	Equity Commonwealth	50,647
1,211		Equity Lifestyle Properties, Inc	63,674
1,054		Equity One, Inc	24,600
5,344		Equity Residential	374,988
940		Essex Property Trust, Inc	199,750
919		Excel Trust, Inc	14,493
1,746		Extra Space Storage, Inc	113,874
1,053		Federal Realty Investment Trust	134,879
2,066		FelCor Lodging Trust, Inc	20,412
1,594		First Industrial Realty Trust, Inc	29,856
788		First Potomac Realty Trust	8,116
3,147	*	Forest City Enterprises, Inc (Class A)	69,549
498	*	Forestar Real Estate Group, Inc	6,554
1,291		Franklin Street Properties Corp	14,601

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

102	*	FRP Holdings, Inc	$3,308
1,247		Gaming and Leisure Properties, Inc	45,715
8,516		General Growth Properties, Inc	218,521
1,075		Geo Group, Inc	36,722
343		Getty Realty Corp	5,611
475		Gladstone Commercial Corp	7,866
1,014		Government Properties Income Trust	18,810
820		Gramercy Property Trust, Inc	19,163
73		Great Ajax Corp	1,035
430		Hannon Armstrong Sustainable Infrastructure Capital, Inc	8,622
1,505		Hatteras Financial Corp	24,532
6,637		HCP, Inc	242,051
4,786		Health Care REIT, Inc	314,105
1,448		Healthcare Realty Trust, Inc	33,680
1,941		Healthcare Trust of America, Inc	46,487
712		Hersha Hospitality Trust	18,262
1,490		Highwoods Properties, Inc	59,526
834		Home Properties, Inc	60,924
2,156		Hospitality Properties Trust	62,136
10,898		Host Marriott Corp	216,107
581	*	Howard Hughes Corp	83,397
1,069		Hudson Pacific Properties	30,328
346		Independence Realty Trust, Inc	2,605
1,253		Inland Real Estate Corp	11,803
1,774		Invesco Mortgage Capital, Inc	25,404
1,762		Investors Real Estate Trust	12,581
3,030		Iron Mountain, Inc	93,930
1,225	*	iStar Financial, Inc	16,317
698		Jones Lang LaSalle, Inc	119,358
1,291		Kennedy-Wilson Holdings, Inc	31,746
1,268		Kilroy Realty Corp	85,146
5,803		Kimco Realty Corp	130,800
1,204		Kite Realty Group Trust	29,462
1,168		Lamar Advertising Co	67,137
1,627		LaSalle Hotel Properties	57,693
2,959		Lexington Realty Trust	25,092
2,147		Liberty Property Trust	69,176
513		LTC Properties, Inc	21,341
2,277		Macerich Co	169,864
1,487		Mack-Cali Realty Corp	27,405
194	*	Marcus & Millichap, Inc	8,951
3,006		Medical Properties Trust, Inc	39,409
5,647		MFA Mortgage Investments, Inc	41,731
1,085		Mid-America Apartment Communities, Inc	78,999
851		Monmouth Real Estate Investment Corp (Class A)	8,272
2,397		Monogram Residential Trust, Inc	21,621
577		National Health Investors, Inc	35,947
2,087		National Retail Properties, Inc	73,066
2,611		New Residential Investment Corp	39,792
959		New Senior Investment Group, Inc	12,822
1,563		New York Mortgage Trust, Inc	11,691
1,236	*	New York REIT, Inc	12,298
280		NexPoint Residential Trust, Inc	3,760
4,719		NorthStar Realty Finance Corp	75,032
2,628		Omega Healthcare Investors, Inc	90,219
251		One Liberty Properties, Inc	5,341
262		Orchid Island Capital, Inc	2,937
1,976		Outfront Media, Inc	49,874
3,025		Paramount Group, Inc	51,909
1,208		Parkway Properties, Inc	21,068
1,026		Pebblebrook Hotel Trust	43,995
999		Pennsylvania REIT	21,319
1,079		Pennymac Mortgage Investment Trust	18,807
1,008		Physicians Realty Trust	15,483
2,219		Piedmont Office Realty Trust, Inc	39,032
2,713		Plum Creek Timber Co, Inc	110,066

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

905		Post Properties, Inc	$49,205
659		Potlatch Corp	23,276
331		Preferred Apartment Communities, Inc	3,293
7,711		Prologis, Inc	286,078
373		PS Business Parks, Inc	26,912
2,113		Public Storage, Inc	389,574
345		QTS Realty Trust, Inc	12,575
1,095		RAIT Investment Trust	6,690
1,144		Ramco-Gershenson Properties	18,670
1,826		Rayonier, Inc	46,654
170		Re/Max Holdings, Inc	6,037
2,169	*	Realogy Holdings Corp	101,336
3,450		Realty Income Corp	153,146
1,217		Redwood Trust, Inc	19,107
1,534		Regency Centers Corp	90,475
1,691		Resource Capital Corp	6,544
1,382		Retail Opportunities Investment Corp	21,587
4,003		Retail Properties of America, Inc	55,762
791		Rexford Industrial Realty, Inc	11,533
1,906		RLJ Lodging Trust	56,761
518		Rouse Properties, Inc	8,469
623		Ryman Hospitality Properties	33,088
929		Sabra Healthcare REIT, Inc	23,912
133		Saul Centers, Inc	6,542
894		Select Income REIT	18,452
3,548		Senior Housing Properties Trust	62,267
516		Silver Bay Realty Trust Corp	8,406
4,553		Simon Property Group, Inc	787,760
1,433		SL Green Realty Corp	157,472
592		Sovran Self Storage, Inc	51,451
6,338		Spirit Realty Capital, Inc	61,288
810	*,e	St. Joe Co	12,579
933		STAG Industrial, Inc	18,660
3,418		Starwood Property Trust, Inc	73,726
534		Starwood Waypoint Residential Trust	12,688
661		STORE Capital Corp	13,286
4,015	*	Strategic Hotels & Resorts, Inc	48,662
1,404		Summit Hotel Properties, Inc	18,266
688		Sun Communities, Inc	42,539
2,998		Sunstone Hotel Investors, Inc	45,000
1,512		Tanger Factory Outlet Centers, Inc	47,930
971		Taubman Centers, Inc	67,485
200	*	Tejon Ranch Co	5,142
620		Terreno Realty Corp	12,214
285		Trade Street Residential, Inc	1,898
5,406		Two Harbors Investment Corp	52,654
3,723		UDR, Inc	119,248
258		UMH Properties, Inc	2,528
438		United Development Funding IV	7,656
302		Universal Health Realty Income Trust	14,031
1,349		Urban Edge Properties	28,046
405		Urstadt Biddle Properties, Inc (Class A)	7,565
4,866		Ventas, Inc	302,130
2,773		Vornado Realty Trust	263,241
1,428		Washington REIT	37,057
1,782		Weingarten Realty Investors	58,254
614		Western Asset Mortgage Capital Corp	9,069
7,632		Weyerhaeuser Co	240,408
550		Whitestone REIT	7,161
1,613		WP Carey, Inc	95,070
2,677		WP GLIMCHER, Inc	36,220
1,622		Xenia Hotels & Resorts, Inc	35,262

		TOTAL REAL ESTATE	12,931,692

RETAILING - 4.7%
426	*	1-800-FLOWERS.COM, Inc (Class A)	4,456
930		Aaron’s, Inc	33,675

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

976	e	Abercrombie & Fitch Co (Class A)	$20,994
1,062		Advance Auto Parts, Inc	169,166
5,563	*	Amazon.com, Inc	2,414,843
2,903	e	American Eagle Outfitters, Inc	49,990
122	*	America’s Car-Mart, Inc	6,017
627	*	Ann Taylor Stores Corp	30,278
411	*	Asbury Automotive Group, Inc	37,245
2,144	*	Ascena Retail Group, Inc	35,708
1,043	*	Autonation, Inc	65,688
453	*	AutoZone, Inc	302,106
735	*	Barnes & Noble, Inc	19,081
380		Bebe Stores, Inc	760
2,464	*	Bed Bath & Beyond, Inc	169,967
4,367		Best Buy Co, Inc	142,408
334		Big 5 Sporting Goods Corp	4,746
777		Big Lots, Inc	34,957
158	*	Blue Nile, Inc	4,802
176	*	Boot Barn Holdings, Inc	5,632
378	e	Buckle, Inc	17,301
165	*	Build-A-Bear Workshop, Inc	2,638
1,083	*	Burlington Stores, Inc	55,450
729	*,e	Cabela’s, Inc	36,435
657		Caleres, Inc	20,879
3,010	*	Carmax, Inc	199,292
368		Cato Corp (Class A)	14,264
2,056		Chico’s FAS, Inc	34,191
297		Children’s Place Retail Stores, Inc	19,427
469	*	Christopher & Banks Corp	1,881
243	*	Citi Trends, Inc	5,881
424	*,e	Conn’s, Inc	16,833
231	*,e	Container Store Group, Inc	3,897
340		Core-Mark Holding Co, Inc	20,145
1,158		CST Brands, Inc	45,232
514	*	Destination XL Group, Inc	2,575
1,324		Dick’s Sporting Goods, Inc	68,544
344		Dillard’s, Inc (Class A)	36,185
4,462		Dollar General Corp	346,876
2,966	*	Dollar Tree, Inc	234,284
1,144		DSW, Inc (Class A)	38,175
284	*	Etsy, Inc	3,990
512	*	EVINE Live, Inc	1,377
1,458		Expedia, Inc	159,432
1,489	*	Express Parent LLC	26,966
1,448		Family Dollar Stores, Inc	114,117
183	*	Fenix Parts, Inc	1,834
647		Finish Line, Inc (Class A)	18,000
780	*	Five Below, Inc	30,833
2,014		Foot Locker, Inc	134,958
753	*	Francesca’s Holdings Corp	10,143
543		Fred’s, Inc (Class A)	10,474
254	*	FTD Cos, Inc	7,160
1,566	e	GameStop Corp (Class A)	67,275
3,431		Gap, Inc	130,961
343	*	Genesco, Inc	22,648
2,270		Genuine Parts Co	203,233
1,267		GNC Holdings, Inc	56,356
376		Group 1 Automotive, Inc	34,152
7,150	*	Groupon, Inc	35,965
822		Guess?, Inc	15,758
270		Haverty Furniture Cos, Inc	5,837
444	*,e	Hibbett Sports, Inc	20,682
18,961		Home Depot, Inc	2,107,136
475		HSN, Inc	33,340
4,378	*,e	JC Penney Co, Inc	37,082
247		Kirkland’s, Inc	6,884
2,919		Kohl’s Corp	182,759
3,601		L Brands, Inc	308,714

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

221	*,e	Lands’ End, Inc	$5,487
6,931	*	Liberty Interactive Corp	192,335
1,061	*	Liberty TripAdvisor Holdings, Inc	34,185
2,046	*	Liberty Ventures	80,346
344		Lithia Motors, Inc (Class A)	38,927
4,504	*	LKQ Corp	136,224
13,913		Lowe’s Companies, Inc	931,754
368	*,e	Lumber Liquidators, Inc	7,621
5,020		Macy’s, Inc	338,699
333	*	MarineMax, Inc	7,829
324	*,e	Mattress Firm Holding Corp	19,748
696		Men’s Wearhouse, Inc	44,593
907	*	Michaels Cos, Inc	24,407
459		Monro Muffler, Inc	28,531
703	*	Murphy USA, Inc	39,241
888	*	NetFlix, Inc	583,363
2,054		Nordstrom, Inc	153,023
414		Nutri/System, Inc	10,300
7,892	*	Office Depot, Inc	68,345
1,619	*,e	Orbitz Worldwide, Inc	18,489
1,484	*	O’Reilly Automotive, Inc	335,354
275	e	Outerwall, Inc	20,930
176	*	Overstock.com, Inc	3,967
363	*	Party City Holdco, Inc	7,358
613		Penske Auto Group, Inc	31,943
774	*	PEP Boys - Manny Moe & Jack	9,497
278	e	PetMed Express, Inc	4,801
1,303	e	Pier 1 Imports, Inc	16,457
758	*	Priceline.com, Inc	872,738
765		Rent-A-Center, Inc	21,688
484	*	Restoration Hardware Holdings, Inc	47,253
5,952		Ross Stores, Inc	289,327
2,313	*	Sally Beauty Holdings, Inc	73,045
188	*,e	Sears Holdings Corp	5,020
757	*	Select Comfort Corp	22,763
203		Shoe Carnival, Inc	5,859
541	*	Shutterfly, Inc	25,865
1,147		Signet Jewelers Ltd	147,091
661		Sonic Automotive, Inc (Class A)	15,752
131	*,e	Sportsman’s Warehouse Holdings, Inc	1,489
411		Stage Stores, Inc	7,205
9,245		Staples, Inc	141,541
372		Stein Mart, Inc	3,895
151	*	Systemax, Inc	1,305
9,340		Target Corp	762,424
1,658		Tiffany & Co	152,204
376	*	Tile Shop Holdings, Inc	5,335
174	*	Tilly’s, Inc	1,683
9,786		TJX Companies, Inc	647,540
1,964		Tractor Supply Co	176,642
1,535	e	Travelport Worldwide Ltd	21,152
1,612	*	TripAdvisor, Inc	140,470
632	*	Tuesday Morning Corp	7,119
926	*	Ulta Salon Cosmetics & Fragrance, Inc	143,021
1,403	*	Urban Outfitters, Inc	49,105
432	*	Vitamin Shoppe, Inc	16,101
286	*	VOXX International Corp (Class A)	2,368
286	*	Wayfair, Inc	10,765
258	*	West Marine, Inc	2,487
1,340		Williams-Sonoma, Inc	110,242
32		Winmark Corp	3,152
949	*,e	zulily, Inc	12,375
314	*	Zumiez, Inc	8,362

		TOTAL RETAILING	15,709,107

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
667	*	Advanced Energy Industries, Inc	$18,336
9,659	*,e	Advanced Micro Devices, Inc	23,182
302	*	Alpha & Omega Semiconductor Ltd	2,639
4,380		Altera Corp	224,256
521	*	Ambarella, Inc	53,501
1,424	*	Amkor Technology, Inc	8,516
4,566		Analog Devices, Inc	293,069
18,093		Applied Materials, Inc	347,747
1,648	*,e	Applied Micro Circuits Corp	11,124
5,910		Atmel Corp	58,243
3,744		Avago Technologies Ltd	497,690
2,300	*	Axcelis Technologies, Inc	6,808
8,082		Broadcom Corp (Class A)	416,142
977		Brooks Automation, Inc	11,187
353	*	Cabot Microelectronics Corp	16,630
171	*	Cascade Microtech, Inc	2,603
794	*	Cavium Networks, Inc	54,635
293	*	Ceva, Inc	5,693
912	*	Cirrus Logic, Inc	31,035
379		Cohu, Inc	5,014
1,573	*,e	Cree, Inc	40,945
4,786		Cypress Semiconductor Corp	56,283
534	*	Diodes, Inc	12,875
289	*	DSP Group, Inc	2,985
2,008	*	Entegris, Inc	29,257
520	*	Exar Corp	5,086
1,676	*	Fairchild Semiconductor International, Inc	29,129
1,092	*	First Solar, Inc	51,302
821	*	Formfactor, Inc	7,553
1,596	*	Freescale Semiconductor Holdings Ltd	63,792
592	*	Inphi Corp	13,533
2,132	*	Integrated Device Technology, Inc	46,264
450		Integrated Silicon Solution, Inc	9,963
69,246		Intel Corp	2,106,117
1,885		Intersil Corp (Class A)	23,581
353		IXYS Corp	5,401
2,303		Kla-Tencor Corp	129,452
800	*	Kopin Corp	2,760
2,279		Lam Research Corp	185,397
1,579	*	Lattice Semiconductor Corp	9,300
3,463		Linear Technology Corp	153,168
336	*,e	MA-COM Technology Solutions	12,852
6,507		Marvell Technology Group Ltd	85,795
1,057	*	Mattson Technology, Inc	3,541
4,037		Maxim Integrated Products, Inc	139,579
962	*	MaxLinear, Inc	11,640
598		Micrel, Inc	8,312
3,000	e	Microchip Technology, Inc	142,275
15,639	*	Micron Technology, Inc	294,639
1,371	*	Microsemi Corp	47,916
698		MKS Instruments, Inc	26,482
598		Monolithic Power Systems, Inc	30,325
321	*	Nanometrics, Inc	5,175
414	*	NeoPhotonics Corp Ltd	3,780
68		NVE Corp	5,331
7,735		Nvidia Corp	155,551
840	*	Omnivision Technologies, Inc	22,004
6,173	*	ON Semiconductor Corp	72,162
409	*	PDF Solutions, Inc	6,544
304		Pericom Semiconductor Corp	3,998
970	*	Photronics, Inc	9,225
2,499	*	PMC - Sierra, Inc	21,391
425		Power Integrations, Inc	19,201
2,240	*	Qorvo, Inc	179,805
1,707	*	Rambus, Inc	24,734
456	*	Rudolph Technologies, Inc	5,477

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

936	*	Semtech Corp	$18,580
497	*	Sigma Designs, Inc	5,929
618	*	Silicon Laboratories, Inc	33,378
2,818		Skyworks Solutions, Inc	293,354
3,916	*	SunEdison, Inc	117,128
750	*	SunPower Corp	21,308
2,891		Teradyne, Inc	55,767
753		Tessera Technologies, Inc	28,599
15,218		Texas Instruments, Inc	783,879
395	*	Ultra Clean Holdings	2,461
367	*	Ultratech, Inc	6,812
512	*	Veeco Instruments, Inc	14,715
584	*	Xcerra Corp	4,421
3,722		Xilinx, Inc	164,364

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,960,622

SOFTWARE & SERVICES - 10.4%
264	*	6D Global Technologies, Inc	1,727
482	*	A10 Networks, Inc	3,104
9,185		Accenture plc	888,924
1,674	*	ACI Worldwide, Inc	41,130
6,991		Activision Blizzard, Inc	169,252
552	*	Actua Corp	7,872
1,122	*	Acxiom Corp	19,725
7,326	*	Adobe Systems, Inc	593,479
760		Advent Software, Inc	33,600
2,568	*	Akamai Technologies, Inc	179,298
893	*	Alliance Data Systems Corp	260,702
120	*,e	Amber Road, Inc	842
2,313		Amdocs Ltd	126,267
370	*	American Software, Inc (Class A)	3,515
555	*	Angie’s List, Inc	3,419
1,417	*	Ansys, Inc	129,287
1,235	*	Aspen Technology, Inc	56,254
3,320	*	Autodesk, Inc	166,249
7,020		Automatic Data Processing, Inc	563,215
591	*	AVG Technologies NV	16,081
899	*	Bankrate, Inc	9,431
106	*	Barracuda Networks, Inc	4,200
857	*,e	Bazaarvoice, Inc	5,048
111	*,e	Benefitfocus, Inc	4,867
303	*	Black Knight Financial Services, Inc	9,354
735		Blackbaud, Inc	41,858
780	*	Blackhawk Network Holdings, Inc	32,136
583	*	Blucora, Inc	9,415
1,464		Booz Allen Hamilton Holding Co	36,951
528	*	Bottomline Technologies, Inc	14,684
193	*	Box, Inc	3,598
460	*	Brightcove, Inc	3,156
1,849		Broadridge Financial Solutions, Inc	92,468
423	*	BroadSoft, Inc	14,623
4,657		CA, Inc	136,404
350	*	CACI International, Inc (Class A)	28,311
3,884	*	Cadence Design Systems, Inc	76,359
790	*	Callidus Software, Inc	12,308
238	*	Carbonite, Inc	2,811
644	*	Cardtronics, Inc	23,860
271	*,e	Care.com, Inc	1,604
155		Cass Information Systems, Inc	8,714
2,307		CDK Global, Inc	124,532
278	*,e	ChannelAdvisor Corp	3,322
1,042	*	Ciber, Inc	3,595
503	*,e	Cimpress NV	42,332
2,344	*	Citrix Systems, Inc	164,455
8,944	*	Cognizant Technology Solutions Corp (Class A)	546,389
633	*	Commvault Systems, Inc	26,846

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,093		Computer Sciences Corp	$137,385
492	*	comScore, Inc	26,204
320	*	Comverse, Inc	6,426
465	*	Constant Contact, Inc	13,373
1,361		Convergys Corp	34,692
779	*	Cornerstone OnDemand, Inc	27,109
481	*	CoStar Group, Inc	96,806
888	*,e	Coupons.com, Inc	9,582
485		CSG Systems International, Inc	15,355
342	*,e	Cvent, Inc	8,817
421	*	Cyan, Inc	2,206
185	*	Datalink Corp	1,654
788	*	DealerTrack Holdings, Inc	49,479
479	*,e	Demandware, Inc	34,047
606	*	DHI Group, Inc	5,387
110	e	Digimarc Corp	4,965
730	*	Digital Turbine, Inc	2,205
529		DST Systems, Inc	66,643
1,405		EarthLink Holdings Corp	10,523
17,755	*	eBay, Inc	1,069,561
405	e	Ebix, Inc	13,207
4,519	*	Electronic Arts, Inc	300,513
423	*	Ellie Mae, Inc	29,521
845	*,e	Endurance International Group Holdings, Inc	17,458
382	*	EnerNOC, Inc	3,705
505	*	Envestnet, Inc	20,417
705	*	EPAM Systems, Inc	50,217
472		EPIQ Systems, Inc	7,967
80	*	ePlus, Inc	6,132
819		Equinix, Inc	208,026
747	*	Euronet Worldwide, Inc	46,090
941		EVERTEC, Inc	19,987
101	*	Everyday Health, Inc	1,291
484	*	ExlService Holdings, Inc	16,737
31,578	*	Facebook, Inc	2,708,287
623		Factset Research Systems, Inc	101,244
458		Fair Isaac Corp	41,577
4,079		Fidelity National Information Services, Inc	252,082
1,984	*,e	FireEye, Inc	97,037
1,462	*	First American Corp	58,027
3,694	*	Fiserv, Inc	305,974
351	*	Five9, Inc	1,836
1,321	*	FleetCor Technologies, Inc	206,155
552	*,e	FleetMatics Group plc	25,850
178		Forrester Research, Inc	6,412
2,056	*	Fortinet, Inc	84,974
1,313	*	Gartner, Inc	112,629
2,284	*	Genpact Ltd	48,718
435	*	Gigamon, Inc	14,351
928	*	Global Cash Access, Inc	7,183
961		Global Payments, Inc	99,415
220	*	Globant S.A.	6,695
1,739	*,e	Glu Mobile, Inc	10,799
341	*	GoDaddy, Inc	9,613
805	*,e	Gogo, Inc	17,251
4,293	*	Google, Inc	2,234,549
4,207	*	Google, Inc (Class A)	2,271,948
1,083	*	GrubHub, Inc	36,898
354	*	GTT Communications, Inc	8,450
239	*,e	Guidance Software, Inc	2,024
1,007	*	Guidewire Software, Inc	53,301
476		Hackett Group, Inc	6,393
526		Heartland Payment Systems, Inc	28,430
1,367	*	HomeAway, Inc	42,541
109	*	Hortonworks, Inc	2,760
268	*	HubSpot, Inc	13,287
1,056		IAC/InterActiveCorp	84,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

520	*	iGate Corp	$24,799
395	*	Imperva, Inc	26,741
889	*	Infoblox, Inc	23,301
1,603	*	Informatica Corp	77,697
225	*	Interactive Intelligence, Inc	10,006
729	*	Internap Network Services Corp	6,743
13,254		International Business Machines Corp	2,155,896
4,045		Intuit, Inc	407,615
745		j2 Global, Inc	50,615
1,354		Jack Henry & Associates, Inc	87,604
661	*	Jive Software, Inc	3,470
1,321		King Digital Entertainment plc	18,824
376	*	Knot, Inc	6,148
958		Leidos Holdings, Inc	38,674
963	*,e	LendingClub Corp	14,204
884	*	Limelight Networks, Inc	3,483
1,575	*	LinkedIn Corp	325,442
915	*	Lionbridge Technologies	5,646
325	*,e	Liquidity Services, Inc	3,130
827	*	Liveperson, Inc	8,113
352	*	LogMeIn, Inc	22,700
261	*	Luxoft Holding, Inc	14,760
1,063	*	Manhattan Associates, Inc	63,408
349		Mantech International Corp (Class A)	10,121
441		Marchex, Inc (Class B)	2,183
353	*,e	Marin Software, Inc	2,379
500	*,e	Marketo, Inc	14,030
14,602		Mastercard, Inc (Class A)	1,364,995
946		MAXIMUS, Inc	62,181
118	*	MAXPOINT INTERACTIVE,Inc	953
1,291		Mentor Graphics Corp	34,121
117,990		Microsoft Corp	5,209,258
133	*	MicroStrategy, Inc (Class A)	22,621
1,686	*,e	Millennial Media, Inc	2,731
577	*	MobileIron, Inc	3,410
259	*	Model N, Inc	3,085
529	*,e	ModusLink Global Solutions, Inc	1,799
445	*	MoneyGram International, Inc	4,090
572		Monotype Imaging Holdings, Inc	13,791
1,321	*	Monster Worldwide, Inc	8,639
538	*,e	Netscout Systems, Inc	19,728
605	*	NetSuite, Inc	55,509
808	*,e	NeuStar, Inc (Class A)	23,602
81	*	New Relic, Inc	2,850
949		NIC, Inc	17,348
3,638	*	Nuance Communications, Inc	63,701
385	*,e	OPOWER, Inc	4,431
46,255		Oracle Corp	1,864,077
3,044	*	Pandora Media, Inc	47,304
128	*,e	Park City Group, Inc	1,586
4,926		Paychex, Inc	230,931
454	*	Paycom Software, Inc	15,504
218	*	Paylocity Holding Corp	7,815
508		Pegasystems, Inc	11,628
509	*	Perficient, Inc	9,793
1,174	*	Progress Software Corp	32,285
567	*	Proofpoint, Inc	36,101
336	*	PROS Holdings, Inc	7,093
1,652	*	PTC, Inc	67,765
279	*	Q2 Holdings, Inc	7,882
43		QAD, Inc (Class A)	1,136
1,203	*	QLIK Technologies, Inc	42,057
354	*,e	Qualys, Inc	14,284
335	*	QuinStreet, Inc	2,161
1,775	*	Rackspace Hosting, Inc	66,012
334	*	Rally Software Development Corp	6,496
299	*	RealNetworks, Inc	1,618

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

755	*	RealPage, Inc	$14,398
2,637	*	Red Hat, Inc	200,227
111		Reis, Inc	2,462
560	*	RetailMeNot, Inc	9,985
392	*,e	Rocket Fuel, Inc	3,214
1,271	*	Rovi Corp	20,272
364	*	Rubicon Project, Inc	5,445
1,637		Sabre Corp	38,961
9,601	*	Salesforce.com, Inc	668,518
329	e	Sapiens International Corp NV	3,415
661		Science Applications International Corp	34,934
368	*	Sciquest, Inc	5,450
488	*	Seachange International, Inc	3,421
2,213	*	ServiceNow, Inc	164,448
819	*	ServiceSource International LLC	4,480
346	*,e	Shutterstock, Inc	20,289
710	*,e	Silver Spring Networks, Inc	8,811
958	*	SolarWinds, Inc	44,193
962		Solera Holdings, Inc	42,867
1,801	*	Splunk, Inc	125,386
235	*	SPS Commerce, Inc	15,463
1,045		SS&C Technologies Holdings, Inc	65,313
205	*	Stamps.com, Inc	15,082
566	*	Sykes Enterprises, Inc	13,726
9,790		Symantec Corp	227,618
472	*	Synchronoss Technologies, Inc	21,585
2,495	*	Synopsys, Inc	126,372
547	*	Syntel, Inc	25,972
527	*	TA Indigo Holding Corp	6,277
710	*	Tableau Software, Inc	81,863
1,302	*	Take-Two Interactive Software, Inc	35,896
519	*	Tangoe, Inc	6,529
222	*	TechTarget, Inc	1,982
646	*	TeleCommunication Systems, Inc (Class A)	2,138
397	*	TeleNav, Inc	3,196
235		TeleTech Holdings, Inc	6,364
2,241	*,e	Teradata Corp	82,917
280	*,e	Textura Corp	7,792
1,541	*	TiVo, Inc	15,626
2,490		Total System Services, Inc	104,007
86	*	Travelzoo, Inc	970
708	*,e	TrueCar, Inc	8,489
210	*	TubeMogul, Inc	3,001
8,336	*	Twitter, Inc	301,930
485	*	Tyler Technologies, Inc	62,749
411	*	Ultimate Software Group, Inc	67,544
686	*	Unisys Corp	13,713
2,060	*	Vantiv, Inc	78,671
124	*,e	Varonis Systems, Inc	2,739
418	*,e	Vasco Data Security International	12,619
1,621	*	VeriFone Systems, Inc	55,049
843	*	Verint Systems, Inc	51,208
1,618	*,e	VeriSign, Inc	99,863
631	*	VirnetX Holding Corp	2,650
427	*	Virtusa Corp	21,948
28,575		Visa, Inc (Class A)	1,918,811
1,284	*	VMware, Inc (Class A)	110,090
510	*	WebMD Health Corp (Class A)	22,583
695	*	Website Pros, Inc	16,833
7,422		Western Union Co	150,889
555	*	WEX, Inc	63,253
260	*	Wix.com Ltd	6,141
1,528	*	Workday, Inc	116,724
97	*	Workiva, Inc	1,342
15,887		Xerox Corp	169,038
454	*,e	Xoom Corp	9,559
13,723	*	Yahoo!, Inc	539,177

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

936	*	Yelp, Inc	$40,276
272	*	Yodlee, Inc	3,928
775	*	Zendesk, Inc	17,213
668	*,e	Zillow Group, Inc	57,942
743	*	Zix Corp	3,841
10,999	*	Zynga, Inc	31,457

		TOTAL SOFTWARE & SERVICES	35,281,308

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
1,599	*,e	3D Systems Corp	31,212
806		Adtran, Inc	13,098
317	*,e	Aerohive Networks, Inc	2,213
400	*	Agilysys, Inc	3,672
211		Alliance Fiber Optic Products, Inc	3,914
4,441		Amphenol Corp (Class A)	257,445
412		Anixter International, Inc	26,842
84,006		Apple, Inc	10,536,453
411	*,e	Applied Optoelectronics, Inc	7,135
485	*	Arista Networks, Inc	39,644
1,961	*	ARRIS Group, Inc	60,007
1,379	*	Arrow Electronics, Inc	76,948
470	*	Avid Technology, Inc	6,270
1,923		Avnet, Inc	79,055
655		AVX Corp	8,816
194		Badger Meter, Inc	12,317
144		Bel Fuse, Inc (Class B)	2,955
612		Belden CDT, Inc	49,713
750	*	Benchmark Electronics, Inc	16,335
226		Black Box Corp	4,520
6,014		Brocade Communications Systems, Inc	71,446
528	*,e	CalAmp Corp	9,641
643	*	Calix Networks, Inc	4,893
1,918		CDW Corp	65,749
606		Checkpoint Systems, Inc	6,169
1,695	*	Ciena Corp	40,138
74,239		Cisco Systems, Inc	2,038,603
153	*,e	Clearfield, Inc	2,434
1,253		Cognex Corp	60,269
334	*	Coherent, Inc	21,202
1,530	*	CommScope Holding Co, Inc	46,680
234		Comtech Telecommunications Corp	6,798
305	*,e	Control4 Corp	2,711
18,482		Corning, Inc	364,650
518	*	Cray, Inc	15,286
485		CTS Corp	9,346
548		Daktronics, Inc	6,499
936		Diebold, Inc	32,760
400	*	Digi International, Inc	3,820
716		Dolby Laboratories, Inc (Class A)	28,411
805	*	Dot Hill Systems Corp	4,927
255	*	DTS, Inc	7,775
250	*,e	Eastman Kodak Co	4,200
637	*	EchoStar Corp (Class A)	31,009
248		Electro Rent Corp	2,693
630	*	Electronics for Imaging, Inc	27,411
28,414		EMC Corp	749,845
381	*	EMCORE Corp	2,294
1,428	*	Extreme Networks, Inc	3,841
1,071	*	F5 Networks, Inc	128,895
508	*	Fabrinet	9,515
215	*	FARO Technologies, Inc	10,041
597		FEI Co	49,509
1,298	*	Finisar Corp	23,195
2,138		Flir Systems, Inc	65,893
497	*	GSI Group, Inc	7,470
1,256	*	Harmonic, Inc	8,578

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,906		Harris Corp	$146,590
26,585		Hewlett-Packard Co	797,816
747	*	II-VI, Inc	14,178
163	*	Imation Corp	662
400	*	Immersion Corp	5,068
1,872	*	Infinera Corp	39,275
2,335	*	Ingram Micro, Inc (Class A)	58,445
620	*	Insight Enterprises, Inc	18,544
520		InterDigital, Inc	29,583
1,144	*,e	InvenSense, Inc	17,274
497	*	IPG Photonics Corp	42,332
653	*	Itron, Inc	22,489
867	*	Ixia	10,785
2,873		Jabil Circuit, Inc	61,166
3,054	*	JDS Uniphase Corp	35,365
5,675		Juniper Networks, Inc	147,380
2,350	*	Keysight Technologies, Inc	73,297
411	*	Kimball Electronics, Inc	5,996
1,229	*,e	Knowles Corp	22,245
172	*	KVH Industries, Inc	2,313
882		Lexmark International, Inc (Class A)	38,984
323		Littelfuse, Inc	30,649
497	*	Mercury Computer Systems, Inc	7,276
41	e	Mesa Laboratories, Inc	3,645
657		Methode Electronics, Inc	18,035
3,035		Motorola, Inc	174,027
221		MTS Systems Corp	15,238
160	*	Multi-Fineline Electronix, Inc	3,498
1,621		National Instruments Corp	47,755
2,356	*	NCR Corp	70,916
4,486		NetApp, Inc	141,578
454	*	Netgear, Inc	13,629
535	*	Newport Corp	10,144
727	*	Nimble Storage, Inc	20,400
576	*	Novatel Wireless, Inc	1,872
2,855	*,e	Oclaro, Inc	6,452
283	*	OSI Systems, Inc	20,034
1,044	*	Palo Alto Networks, Inc	182,387
291		Park Electrochemical Corp	5,576
196		PC Connection, Inc	4,849
554		Plantronics, Inc	31,196
511	*	Plexus Corp	22,423
1,944	*	Polycom, Inc	22,239
1,170	*	QLogic Corp	16,602
23,807		Qualcomm, Inc	1,491,032
4,721	*	Quantum Corp	7,931
485	*	RealD, Inc	5,980
383	*	Rofin-Sinar Technologies, Inc	10,571
267	*	Rogers Corp	17,659
1,077	*	Ruckus Wireless, Inc	11,136
2,991		SanDisk Corp	174,136
1,189	*	Sanmina Corp	23,970
410	*	Scansource, Inc	15,605
839	*	ShoreTel, Inc	5,688
435	*,e	Silicon Graphics International Corp	2,814
704	*	Sonus Networks, Inc	4,872
703	*,e	Stratasys Ltd	24,556
463	*	Super Micro Computer, Inc	13,696
529	*	Synaptics, Inc	45,883
382		SYNNEX Corp	27,959
512	*	Tech Data Corp	29,471
3,730	*	Trimble Navigation Ltd	87,506
846	*	TTM Technologies, Inc	8,452
443	e	Ubiquiti Networks, Inc	14,138
579	*	Universal Display Corp	29,952
617	*	Viasat, Inc	37,180
1,934	*,e	Violin Memory, Inc	4,738

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,815		Vishay Intertechnology, Inc	$21,199
161	*	Vishay Precision Group, Inc	2,425
3,324		Western Digital Corp	260,668
730	*	Zebra Technologies Corp (Class A)	81,067

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	20,133,651

TELECOMMUNICATION SERVICES - 2.0%
1,188	*	8x8, Inc	10,645
75,727		AT&T, Inc	2,689,823
105		Atlantic Tele-Network, Inc	7,253
201	*	Boingo Wireless, Inc	1,660
8,190		CenturyTel, Inc	240,622
3,005	*	Cincinnati Bell, Inc	11,479
675		Cogent Communications Group, Inc	22,842
945	e	Consolidated Communications Holdings, Inc	19,854
533	*	Fairpoint Communications, Inc	9,711
14,458		Frontier Communications Corp	71,567
464	*	General Communication, Inc (Class A)	7,893
6,783	*,e	Globalstar, Inc	14,312
126	*	Hawaiian Telcom Holdco, Inc	3,289
238		IDT Corp (Class B)	4,303
814	*	inContact, Inc	8,034
391		Inteliquent, Inc	7,194
367	*,e	Intelsat S.A.	3,641
1,082	*,e	Iridium Communications, Inc	9,835
4,056	*	Level 3 Communications, Inc	213,630
323		Lumos Networks Corp	4,777
181	*,e	NTELOS Holdings Corp	836
877	*	Orbcomm, Inc	5,920
184	*	Pacific DataVision, Inc	7,752
679	*	Premiere Global Services, Inc	6,987
774	*	RingCentral, Inc	14,311
1,900	*	SBA Communications Corp (Class A)	218,443
364		Shenandoah Telecom Co	12,460
309		Spok Holdings, Inc	5,204
10,684	*,e	Sprint Corp	48,719
349	*	Straight Path Communications, Inc	11,444
1,155		Telephone & Data Systems, Inc	33,957
3,999	*	T-Mobile US, Inc	155,041
200	*	US Cellular Corp	7,534
59,513		Verizon Communications, Inc	2,773,901
2,337	*	Vonage Holdings Corp	11,475
1,408	e	Windstream Holdings, Inc	8,983
2,070	*	Zayo Group Holdings, Inc	53,240

		TOTAL TELECOMMUNICATION SERVICES	6,738,571

TRANSPORTATION - 2.0%
776	*	Air Transport Services Group, Inc	8,140
1,857		Alaska Air Group, Inc	119,647
198		Allegiant Travel Co	35,220
105		Amerco, Inc	34,326
10,167		American Airlines Group, Inc	406,019
378		Arkansas Best Corp	12,020
363	*	Atlas Air Worldwide Holdings, Inc	19,951
1,524	*	Avis Budget Group, Inc	67,178
390		Celadon Group, Inc	8,065
2,096		CH Robinson Worldwide, Inc	130,769
826		Con-Way, Inc	31,694
473	e	Copa Holdings S.A. (Class A)	39,065
169	*	Covenant Transportation Group, Inc	4,235
14,485		CSX Corp	472,935
11,806		Delta Air Lines, Inc	484,990
342	*	Eagle Bulk Shipping, Inc	2,384
427	*	Echo Global Logistics, Inc	13,946
2,753		Expeditors International of Washington, Inc	126,927
4,152		FedEx Corp	707,501

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

419		Forward Air Corp	$21,897
756	*	Genesee & Wyoming, Inc (Class A)	57,592
928	*,e	Golden Ocean Group Ltd (Oslo)	3,573
985	*	Hawaiian Holdings, Inc	23,394
666		Heartland Express, Inc	13,473
6,017	*	Hertz Global Holdings, Inc	109,028
500	*	Hub Group, Inc (Class A)	20,170
1,324		J.B. Hunt Transport Services, Inc	108,687
4,853	*	JetBlue Airways Corp	100,748
1,589		Kansas City Southern Industries, Inc	144,917
791	*	Kirby Corp	60,638
937		Knight Transportation, Inc	25,055
644		Landstar System, Inc	43,064
1,005		Macquarie Infrastructure Co LLC	83,043
319		Marten Transport Ltd	6,922
698		Matson, Inc	29,344
1,614		Navios Maritime Holdings, Inc	6,004
4,411		Norfolk Southern Corp	385,345
1,017	*	Old Dominion Freight Line	69,771
118		Park-Ohio Holdings Corp	5,718
423	*	Quality Distribution, Inc	6,540
958	*	Radiant Logistics, Inc	7,003
908	*	Republic Airways Holdings, Inc	8,335
411	*	Roadrunner Transportation Services Holdings, Inc	10,604
808		Ryder System, Inc	70,595
1,151		Safe Bulkers, Inc	3,706
358	*	Saia, Inc	14,066
4,131	*,e	Scorpio Bulkers, Inc	6,734
748		Skywest, Inc	11,250
9,692		Southwest Airlines Co	320,708
1,048	*	Spirit Airlines, Inc	65,081
1,289	*	Swift Transportation Co, Inc	29,222
12,792		Union Pacific Corp	1,219,973
5,496	*	United Continental Holdings, Inc	291,343
10,255		United Parcel Service, Inc (Class B)	993,812
122		Universal Truckload Services, Inc	2,679
139	*	USA Truck, Inc	2,951
1,203	*,e	UTI Worldwide, Inc	12,018
407	*,e	Virgin America, Inc	11,184
627		Werner Enterprises, Inc	16,459
849	*	Wesco Aircraft Holdings, Inc	12,862
1,103	*,e	XPO Logistics, Inc	49,834
521	*	YRC Worldwide, Inc	6,763

		TOTAL TRANSPORTATION	7,217,117

UTILITIES - 2.8%
710	e	Abengoa Yield plc	22,237
9,820		AES Corp	130,213
1,710		AGL Resources, Inc	79,618
719		Allete, Inc	33,354
1,628		Alliant Energy Corp	93,968
3,432		Ameren Corp	129,318
7,002		American Electric Power Co, Inc	370,896
543		American States Water Co	20,303
2,584		American Water Works Co, Inc	125,660
2,635		Aqua America, Inc	64,531
111		Artesian Resources Corp	2,341
1,866	e	Atlantic Power Corp	5,747
1,407		Atmos Energy Corp	72,151
912		Avista Corp	27,953
656		Black Hills Corp	28,634
641		California Water Service Group	14,647
5,965	*	Calpine Corp	107,310
5,931		Centerpoint Energy, Inc	112,867
207		Chesapeake Utilities Corp	11,147
937		Cleco Corp	50,457
3,809		CMS Energy Corp	121,279

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

146		Connecticut Water Service, Inc	$4,987
4,332		Consolidated Edison, Inc	250,736
213		Consolidated Water Co, Inc	2,684
8,691		Dominion Resources, Inc	581,167
2,581		DTE Energy Co	192,646
10,119		Duke Energy Corp	714,604
1,845	*	Dynegy, Inc	53,966
4,658		Edison International	258,892
600		El Paso Electric Co	20,796
864	e	Empire District Electric Co	18,835
2,533		Entergy Corp	178,576
4,467		Eversource Energy	202,846
12,198		Exelon Corp	383,261
6,034		FirstEnergy Corp	196,407
182		Genie Energy Ltd	1,906
2,223		Great Plains Energy, Inc	53,708
1,618		Hawaiian Electric Industries, Inc	48,103
750		Idacorp, Inc	42,105
2,232		ITC Holdings Corp	71,826
609		Laclede Group, Inc	31,705
2,800		MDU Resources Group, Inc	54,684
501		MGE Energy, Inc	19,404
214		Middlesex Water Co	4,828
1,140	e	National Fuel Gas Co	67,135
1,226		New Jersey Resources Corp	33,776
6,502		NextEra Energy, Inc	637,391
4,449		NiSource, Inc	202,830
392		Northwest Natural Gas Co	16,535
823		NorthWestern Corp	40,121
4,874		NRG Energy, Inc	111,517
495	e	NRG Yield, Inc (Class A)	10,885
402	e	NRG Yield, Inc (Class C)	8,800
2,807		OGE Energy Corp	80,196
863		ONE Gas, Inc	36,729
539	e	Ormat Technologies, Inc	20,310
489		Otter Tail Corp	13,007
860		Pattern Energy Group, Inc	24,407
3,547		Pepco Holdings, Inc	95,556
6,987		PG&E Corp	343,062
1,130		Piedmont Natural Gas Co, Inc	39,900
1,829		Pinnacle West Capital Corp	104,052
1,143		PNM Resources, Inc	28,118
1,142		Portland General Electric Co	37,869
9,612		PPL Corp	283,266
7,371		Public Service Enterprise Group, Inc	289,533
3,138		Questar Corp	65,616
2,025		SCANA Corp	102,566
3,609		Sempra Energy	357,074
210		SJW Corp	6,445
884		South Jersey Industries, Inc	21,861
13,304		Southern Co	557,438
672		Southwest Gas Corp	35,757
449		Spark Energy, Inc	7,076
1,205	*	Talen Energy Corp	20,678
3,378		TECO Energy, Inc	59,655
744		TerraForm Power, Inc	28,257
2,418		UGI Corp	83,300
895		UIL Holdings Corp	41,009
205		Unitil Corp	6,769
1,188		Vectren Corp	45,714
298	*,e	Vivint Solar, Inc	3,627
4,475	*	WEC Energy Group, Inc	201,239
1,868		Westar Energy, Inc	63,923
691		WGL Holdings, Inc	37,514
7,268		Xcel Energy, Inc	233,884
183		York Water Co	3,817

		TOTAL UTILITIES	9,521,517

		TOTAL COMMON STOCKS (Cost $200,244,529)	334,747,986

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
303	e,m	Magnum Hunter Resources Corp	$0

		TOTAL ENERGY	0

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2		BioScrip, Inc	0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR	112
104	m	Furiex Pharmaceuticals, Inc	1,016
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,193

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $2,812)	2,982

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
7,283,610	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	7,283,610

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	7,283,610

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,283,610)	7,283,610

		TOTAL INVESTMENTS - 101.7% (Cost $207,530,951)	342,034,578
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(5,867,806)

		NET ASSETS - 100.0%	$336,166,772

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,125,358.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUSTRALIA - 0.5%
24,075		BHP Billiton Ltd	$491,102
24,075	*	South32 Ltd	33,249

		TOTAL AUSTRALIA	524,351

BELGIUM - 0.2%
5,489		Fagron NV	227,120

		TOTAL BELGIUM	227,120

FRANCE - 20.9%
108,044		Accor S.A.	5,468,117
3,854	e	Aeroports de Paris	435,350
6,606		BNP Paribas	400,870
24,514		Compagnie de Saint-Gobain	1,106,596
21,555		Edenred	532,597
1,730		Eiffage S.A.	96,331
49,455	g	Elior Participations S.C.A	991,859
40,480		Essilor International S.A.	4,849,521
1,219		Nexity	47,837
40,172		Renault S.A.	4,211,928
103,058		Rexel S.A.	1,663,008
25,396		Vinci S.A.	1,473,926

		TOTAL FRANCE	21,277,940

GERMANY - 14.0%
67,785		Adidas-Salomon AG.	5,186,521
249,362	*	Commerzbank AG.	3,187,745
14,218		Henkel KGaA (Preference)	1,595,487
22,361		Linde AG.	4,237,708

		TOTAL GERMANY	14,207,461

HONG KONG - 0.0%
511		Hong Kong Exchanges and Clearing Ltd	18,005

		TOTAL HONG KONG	18,005

INDIA - 10.0%
58,464		Ceat Ltd	607,006
8,972		Eicher Motors Ltd	2,756,432
158,064	*	HDFC Bank Ltd	2,646,014
140,221		IndusInd Bank Ltd	1,919,905
80,711		Larsen & Toubro Ltd	2,255,916

		TOTAL INDIA	10,185,273

INDONESIA - 0.5%
976,500		PT Indofood Sukses Makmur Tbk	480,511

		TOTAL INDONESIA	480,511

JAPAN - 18.6%
1,600		Daikin Industries Ltd	115,021
31,800		Don Quijote Co Ltd	1,353,057
550		Fanuc Ltd	112,539
4,100	e	Fast Retailing Co Ltd	1,859,231
36,700		Hoya Corp	1,469,825
1,103		Kao Corp	51,297
980		Komatsu Ltd	19,662

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

46,300		Mazda Motor Corp	$906,035
993		Mitsubishi Corp	21,830
8,016		Mitsubishi Electric Corp	103,508
11,000		Mitsubishi Heavy Industries Ltd	66,869
29,153		Mitsubishi UFJ Financial Group, Inc	209,740
20,100		Murata Manufacturing Co Ltd	3,507,758
31,000	e	NGK Insulators Ltd	797,662
550		Nitto Denko Corp	45,167
15,800		NKSJ Holdings, Inc	578,536
1,050		NOK Corp	32,533
1,453		Nomura Holdings, Inc	9,810
84,425	e	Olympus Corp	2,914,774
230,400	*	Pioneer Corp	419,492
121,250	*	Sony Corp	3,443,119
12,300		Toyota Motor Corp	823,082
14,600	e	Yumeshin Holdings Co Ltd	93,091

		TOTAL JAPAN	18,953,638

NETHERLANDS - 5.3%
1,371		ASML Holding NV	142,608
24,440	*,g	GrandVision NV	603,792
24,352		Heineken NV	1,851,418
171,524		ING Groep NV	2,848,219
55		Royal Dutch Shell plc (A Shares)	1,555

		TOTAL NETHERLANDS	5,447,592

NORWAY - 0.9%
49,540		Statoil ASA	885,924

		TOTAL NORWAY	885,924

SPAIN - 0.5%
26,683	e	Endesa S.A.	511,023

		TOTAL SPAIN	511,023

SWEDEN - 4.8%
68,297		SKF AB (B Shares)	1,558,402
271,729		Volvo AB (B Shares)	3,374,201

		TOTAL SWEDEN	4,932,603

SWITZERLAND - 5.0%
3,572		Burckhardt Compression Holding AG.	1,353,089
2,280		Geberit AG.	760,139
18		Givaudan S.A.	31,163
9,813		Holcim Ltd	724,058
12,469		Swatch Group AG. (Registered)	936,611
6,337		UBS AG.	134,449
3,751		Zurich Financial Services AG.	1,141,916

		TOTAL SWITZERLAND	5,081,425

UNITED KINGDOM - 17.5%
6,733		ARM Holdings plc	110,178
10,349		Associated British Foods plc	466,348
356,506		Barclays plc	1,461,193
76,662		Essentra plc	1,195,543
953,075		Group 4 Securicor plc	4,018,667
8,266	*	Indivior plc	29,197
623,004		Man Group plc	1,535,496
3,561		Rio Tinto plc	146,474
446,285		Sky plc	7,268,928
57,703		Weir Group plc	1,537,913

		TOTAL UNITED KINGDOM	17,769,937

		TOTAL COMMON STOCKS (Cost $91,869,416)	100,502,803

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.8%
3,818,026	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$3,818,026

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,818,026

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,818,026)	3,818,026

		TOTAL INVESTMENTS - 102.5% (Cost $95,687,442)	104,320,829
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(2,547,006)

		NET ASSETS - 100.0%	$101,773,823

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,627,113.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/15, the aggregate value of these securities was $1,595,651 or 1.6% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2015

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$33,119,453	32.4%
INDUSTRIALS	25,244,608	24.8
FINANCIALS	16,139,733	15.9
HEALTH CARE	9,490,436	9.3
MATERIALS	6,904,465	6.8
CONSUMER STAPLES	4,445,062	4.4
INFORMATION TECHNOLOGY	3,760,544	3.7
ENERGY	887,479	0.9
UTILITIES	511,023	0.5
SHORT-TERM INVESTMENTS	3,818,026	3.8
OTHER ASSETS & LIABILITES, NET	(2,547,006)	(2.5)

NET ASSETS	$101,773,823	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

AUTOMOBILES & COMPONENTS - 0.1%
$ 49,750	i	Dealer Tire LLC	5.500%	12/22/21	$50,082
74,438	i	Gates Global LLC	4.250	07/05/21	73,228
119,423	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	119,871

		TOTAL AUTOMOBILES & COMPONENTS			243,181

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
148,626	i	AECOM Technology Corp	3.750	10/17/21	148,700
90,179	i	Capital Safety North America	3.750	03/29/21	89,915
59,700	i	Creative Artists Agency LLC	5.500	12/17/21	60,148
25,000	i	Staples, Inc	3.500	04/24/21	24,943

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			323,706

CONSUMER DURABLES & APPAREL - 0.0%
91,576	i	Otter Products LLC	5.750	06/03/20	91,576

		TOTAL CONSUMER DURABLES & APPAREL			91,576

CONSUMER SERVICES - 0.1%
133,577	i	Spin Holdco, Inc	4.250	11/14/19	132,950

		TOTAL CONSUMER SERVICES			132,950

DIVERSIFIED FINANCIALS - 0.0%
98,998	i	TransUnion LLC	3.750	04/09/21	98,054

		TOTAL DIVERSIFIED FINANCIALS			98,054

ENERGY - 0.0%
2,950	i	Granite Acquisition, Inc	5.000	12/19/21	2,980
66,715	i	Granite Acquisition, Inc	5.000	12/19/21	67,380

		TOTAL ENERGY			70,360

FOOD, BEVERAGE & TOBACCO - 0.1%
54,587	i	Post Holdings, Inc	3.750	06/02/21	54,305

		TOTAL FOOD, BEVERAGE & TOBACCO			54,305

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
87,881	i	Capsugel Holdings US, Inc	3.500	08/01/18	87,787
45,123	i	CHS/Community Health Systems	4.000	01/27/21	45,170
99,186	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	99,100

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			232,057

INSURANCE - 0.0%
45,055	h,i	Acrisure LLC	5.250	05/19/22	44,830

		TOTAL INSURANCE			44,830

MATERIALS - 0.2%
69,650	i	Eco Services Operations LLC	4.750	12/04/21	69,128
72,571	h,i	Minerals Technologies, Inc	3.750	05/09/21	72,511
20,000	h,i	Minerals Technologies, Inc	3.750	05/09/21	19,983
157,778	i	Signode Industrial Group US, Inc	3.750	05/01/21	155,806
40,000	i	Solenis International LP	7.750	07/31/22	38,650

		TOTAL MATERIALS			356,078

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 0.2%
$ 100,000	h,i	CDS US Intermediate Holdings, Inc	5.000%	06/30/22	$99,875
124,870	i	CSC Holdings LLC	2.687	04/17/20	123,434
90,510	i	MTL Publishing LLC	3.750	06/29/18	90,306
97,722	i	Univision Communications, Inc	4.000	03/01/20	96,920

		TOTAL MEDIA			410,535

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,500	h,i	Endo Luxembourg Finance I Co Sarl	3.750	06/24/22	12,524

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,524

SOFTWARE & SERVICES - 0.2%
155,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	144,537
69,472	i	IMS Health, Inc	3.500	03/17/21	69,038
48,943	i	Mitchell International, Inc	4.500	10/12/20	48,821
44,348	i	P2 Lower Acquisition LLC	5.500	10/22/20	44,403
74,625	i	ProQuest LLC	5.250	10/24/21	74,765
4,596	h	SS&C Technologies Holdings Europe SARL	4.000	06/23/22	4,594
20,404	h	SS&C Technologies Holdings, Inc	4.000	06/23/22	20,391

		TOTAL SOFTWARE & SERVICES			406,549

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
69,650	i	Sensata Technologies BV	3.000	10/11/21	69,762
19,273	i	Zebra Technologies Corp	4.750	10/27/21	19,463

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			89,225

TELECOMMUNICATION SERVICES - 0.1%
100,000	h,i	CommScope Holding Co, Inc	3.750	05/29/22	99,792

		TOTAL TELECOMMUNICATION SERVICES			99,792

		TOTAL BANK LOAN OBLIGATIONS (Cost $2,672,204)			2,665,722

BONDS - 97.2%

CORPORATE BONDS - 43.5%

AUTOMOBILES & COMPONENTS - 0.2%
75,000	g	Gates Global LLC	6.000	07/15/22	67,875
175,000		Magna International, Inc	3.625	06/15/24	172,102
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	147,375

		TOTAL AUTOMOBILES & COMPONENTS			387,352

BANKS - 6.0%
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	199,100
200,000		Bank of America Corp	5.300	03/15/17	211,806
500,000		Bank of America Corp	4.000	01/22/25	486,426
275,000		Bank of America Corp	3.950	04/21/25	265,219
200,000		Bank of America Corp	4.750	04/21/45	184,811
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	152,007
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	224,540
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	147,998
200,000		Barclays plc	2.750	11/08/19	198,559
325,000		Barclays plc	3.650	03/16/25	307,384
250,000		Branch Banking & Trust Co	2.300	10/15/18	253,667
1,025,000		Capital One Bank USA NA	2.950	07/23/21	1,006,778
60,000		Capital One Bank USA NA	3.375	02/15/23	58,210
100,000		Citigroup, Inc	2.550	04/08/19	100,762
525,000		Citigroup, Inc	3.300	04/27/25	504,055
325,000		Citigroup, Inc	4.400	06/10/25	323,301
200,000		Citigroup, Inc	5.300	05/06/44	203,050
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	99,867

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/01/23	$128,795
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	328,265
150,000	g	Credit Agricole S.A.	2.750	06/10/20	149,902
175,000	g	Credit Agricole S.A.	4.375	03/17/25	167,636
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	200,047
225,000		Discover Bank	3.100	06/04/20	224,577
200,000	g	Export Credit Bank of Turkey	5.000	09/23/21	201,238
200,000		Fifth Third Bancorp	2.375	04/25/19	200,131
200,000	g	HSBC Bank plc	1.500	05/15/18	198,640
150,000	g	HSBC Bank plc	4.125	08/12/20	160,885
150,000		HSBC USA, Inc	2.250	06/23/19	148,726
375,000		JPMorgan Chase & Co	2.750	06/23/20	374,717
500,000		JPMorgan Chase & Co	3.875	02/01/24	507,454
300,000		JPMorgan Chase & Co	4.950	06/01/45	290,575
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	95,160
205,000		KeyBank NA	2.500	12/15/19	205,717
150,000		KeyBank NA	2.250	03/16/20	148,598
350,000		KeyBank NA	3.300	06/01/25	339,310
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,483
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	221,640
175,000		PNC Bank NA	2.200	01/28/19	175,723
225,000		PNC Bank NA	2.250	07/02/19	224,690
150,000		PNC Bank NA	2.700	11/01/22	144,183
600,000		PNC Bank NA	2.950	01/30/23	579,758
140,000	g	Rabobank Nederland NV	11.000	12/30/49	177,450
500,000		Royal Bank of Canada	1.200	09/19/17	499,135
175,000		Royal Bank of Canada	2.200	07/27/18	177,886
200,000	g	Societe Generale S.A.	4.250	04/14/25	187,773
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,400
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	150,215
100,000		SunTrust Banks, Inc	2.750	05/01/23	96,098
50,000		Toronto-Dominion Bank	2.500	07/14/16	50,848
200,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	202,250
150,000		Union Bank NA	2.125	06/16/17	152,129
125,000		UnionBanCal Corp	3.500	06/18/22	126,568
200,000		US Bancorp	1.650	05/15/17	202,382
370,000		US Bank NA	2.800	01/27/25	353,457
50,000		Westpac Banking Corp	3.000	08/04/15	50,112
200,000		Westpac Banking Corp	2.250	01/17/19	202,371
200,000	g	Zenith Bank plc	6.250	04/22/19	191,750

		TOTAL BANKS			13,341,214

CAPITAL GOODS - 1.6%
150,000		Caterpillar Financial Services Corp	2.250	12/01/19	151,185
125,000		Caterpillar Financial Services Corp	3.250	12/01/24	123,595
250,000		Caterpillar, Inc	1.500	06/26/17	252,348
150,000	g	CRH America, Inc	3.875	05/18/25	148,413
100,000		Eaton Corp	4.000	11/02/32	96,513
400,000		Embraer Netherlands Finance BV	5.050	06/15/25	400,000
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	122,126
925,000		John Deere Capital Corp	1.950	03/04/19	926,251
125,000		Rockwell Automation, Inc	2.050	03/01/20	124,001
115,000		Rockwell Automation, Inc	2.875	03/01/25	111,352
100,000	g	Schaeffler Finance BV	4.750	05/15/21	100,500
70,000	g	Sealed Air Corp	5.250	04/01/23	70,438
150,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	147,376
100,000	g	Stena AB	7.000	02/01/24	96,500
425,000		Timken Co	3.875	09/01/24	410,796
125,000		United Technologies Corp	1.800	06/01/17	126,802
50,000		United Technologies Corp	4.500	06/01/42	50,609
150,000		United Technologies Corp	4.150	05/15/45	142,670

		TOTAL CAPITAL GOODS			3,601,475

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
$ 500,000		21st Century Fox America, Inc	3.000%	09/15/22	$487,933
50,000		21st Century Fox America, Inc	6.900	08/15/39	62,347
100,000		ADT Corp	6.250	10/15/21	105,000
25,000	g	AECOM Technology Corp	5.750	10/15/22	25,312
50,000	g	AECOM Technology Corp	5.875	10/15/24	50,688
250,000		Air Lease Corp	3.875	04/01/21	252,500
10,000	g	CEB, Inc	5.625	06/15/23	10,050
250,000	g	Daimler Finance North America LLC	3.300	05/19/25	245,843
150,000		Fluor Corp	3.500	12/15/24	150,173
75,000		Republic Services, Inc	3.800	05/15/18	78,860
250,000		Republic Services, Inc	3.550	06/01/22	253,007
150,000		Republic Services, Inc	3.200	03/15/25	144,047
75,000		United Rentals North America, Inc	5.500	07/15/25	72,469
250,000		Waste Management, Inc	2.600	09/01/16	254,361
100,000		Waste Management, Inc	2.900	09/15/22	98,177
50,000		Waste Management, Inc	3.900	03/01/35	45,702
50,000		Waste Management, Inc	4.100	03/01/45	45,433
75,000	g	XPO Logistics, Inc	6.500	06/15/22	73,406

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,455,308

CONSUMER DURABLES & APPAREL - 0.1%
100,000		PVH Corp	4.500	12/15/22	99,000
100,000		Whirlpool Corp	3.700	03/01/23	100,458

		TOTAL CONSUMER DURABLES & APPAREL			199,458

CONSUMER SERVICES - 0.2%
200,000	g	1011778 BC / New Red Fin	6.000	04/01/22	205,500
50,000		GLP Capital LP	4.375	11/01/18	51,313
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	154,819
43,000	g	Six Flags Entertainment Corp	5.250	01/15/21	43,860
70,000		Speedway Motorsports, Inc	5.125	02/01/23	68,950

		TOTAL CONSUMER SERVICES			524,442

DIVERSIFIED FINANCIALS - 5.7%
40,000		Abbey National Treasury Services plc	4.000	04/27/16	40,930
125,000		American Express Centurion Bank	6.000	09/13/17	136,631
1,325,000		American Express Credit Corp	1.300	07/29/16	1,329,104
725,000		American Express Credit Corp	2.250	08/15/19	725,665
750,000	g,i	Armor Re Ltd	4.080	12/15/16	741,000
50,000		Bank of New York Mellon Corp	5.450	05/15/19	55,960
225,000	g	Bayer US Finance LLC	2.375	10/08/19	225,620
200,000	g	Bayer US Finance LLC	3.375	10/08/24	198,650
200,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	199,000
75,000		Capital One Financial Corp	1.000	11/06/15	74,887
200,000	g	Comcel Trust	6.875	02/06/24	210,500
125,000		Credit Suisse	2.300	05/28/19	124,692
125,000		Credit Suisse	3.000	10/29/21	123,886
150,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	144,182
250,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	239,679
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	67,551
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	255,685
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	38,392
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	743,933
100,000		General Electric Capital Corp	2.200	01/09/20	99,888
750,000		General Electric Capital Corp	3.100	01/09/23	746,993
40,000		General Motors Financial Co, Inc	4.375	09/25/21	41,449
200,000		Goldman Sachs Group, Inc	3.625	01/22/23	198,493
525,000		Goldman Sachs Group, Inc	3.500	01/23/25	508,371
400,000		Goldman Sachs Group, Inc	3.750	05/22/25	394,127
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	29,275
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	123,708
250,000		Goldman Sachs Group, Inc	5.150	05/22/45	240,341

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Hyundai Capital America	2.600%	03/19/20	$99,948
100,000		Icahn Enterprises LP	4.875	03/15/19	100,770
130,000		International Lease Finance Corp	5.750	05/15/16	133,250
100,000		International Lease Finance Corp	3.875	04/15/18	100,500
100,000		International Lease Finance Corp	5.875	08/15/22	108,125
100,000		Legg Mason, Inc	2.700	07/15/19	100,833
100,000		Legg Mason, Inc	3.950	07/15/24	100,983
325,000		Morgan Stanley	1.875	01/05/18	325,714
225,000		Morgan Stanley	2.650	01/27/20	224,411
450,000		Morgan Stanley	2.800	06/16/20	450,797
475,000		Morgan Stanley	3.700	10/23/24	472,379
200,000		Morgan Stanley	3.950	04/23/27	188,248
250,000		Morgan Stanley	6.375	07/24/42	306,364
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	63,595
50,000	g	NewStar Financial, Inc	7.250	05/01/20	51,313
100,000	g	SUAM Finance BV	4.875	04/17/24	100,750
100,000		Textron, Inc	3.875	03/01/25	98,292
100,000		Toyota Motor Credit Corp	1.375	01/10/18	100,013
375,000		Toyota Motor Credit Corp	2.150	03/12/20	374,559
175,000		Unilever Capital Corp	2.200	03/06/19	176,483
50,000		Unilever Capital Corp	4.250	02/10/21	54,909
350,000		Wells Fargo & Co	1.500	07/01/15	350,000
200,000		Wells Fargo & Co	4.100	06/03/26	200,512
150,000		Wells Fargo & Co	3.900	05/01/45	134,462

		TOTAL DIVERSIFIED FINANCIALS			12,475,802

ENERGY - 3.6%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	52,704
30,000		Anadarko Petroleum Corp	6.950	06/15/19	34,823
100,000		Apache Corp	1.750	04/15/17	100,396
330,000		Ashland, Inc	3.875	04/15/18	339,075
250,000		BP Capital Markets plc	1.375	05/10/18	248,511
300,000		BP Capital Markets plc	2.315	02/13/20	298,681
165,000		Calumet Specialty Products Partners LP	6.500	04/15/21	162,525
50,000	i	Chesapeake Energy Corp	3.525	04/15/19	45,750
250,000		Chevron Corp	2.355	12/05/22	238,941
150,000		Concho Resources, Inc	5.500	04/01/23	150,000
105,000		Continental Resources, Inc	5.000	09/15/22	102,966
50,000		Devon Energy Corp	4.750	05/15/42	47,545
150,000		Devon Energy Corp	5.000	06/15/45	147,550
400,000		Ecopetrol S.A.	5.375	06/26/26	396,000
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,935
200,000		Enterprise Products Operating LLC	3.750	02/15/25	195,719
250,000		Enterprise Products Operating LLC	5.100	02/15/45	242,308
25,000	g	EP Energy LLC	6.375	06/15/23	25,062
75,000		Exterran Partners LP	6.000	10/01/22	71,250
100,000		Husky Energy, Inc	3.950	04/15/22	99,993
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	165,625
50,000		Marathon Petroleum Corp	3.500	03/01/16	50,842
100,000		Marathon Petroleum Corp	3.625	09/15/24	98,189
100,000		Noble Energy, Inc	3.900	11/15/24	98,452
25,000		Noble Energy, Inc	5.250	11/15/43	24,274
25,000		Noble Holding International Ltd	3.450	08/01/15	25,025
100,000		Noble Holding International Ltd	4.000	03/16/18	102,333
75,000		Noble Holding International Ltd	3.950	03/15/22	69,033
200,000		ONE Gas, Inc	2.070	02/01/19	200,058
100,000		ONE Gas, Inc	3.610	02/01/24	103,046
100,000	i	Petrobras Global Finance BV	1.896	05/20/16	98,519
50,000		Petrobras Global Finance BV	2.000	05/20/16	49,409
50,000		Petrobras Global Finance BV	3.250	03/17/17	49,192
100,000	i	Petrobras Global Finance BV	2.415	01/15/19	92,450
25,000		Petrobras Global Finance BV	4.875	03/17/20	23,771
50,000		Petrobras Global Finance BV	6.250	03/17/24	48,274
25,000		Petrobras International Finance Co	3.875	01/27/16	25,107
50,000		Petrobras International Finance Co	3.500	02/06/17	49,462

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Petroleos Mexicanos	3.500%	07/18/18	$51,535
20,000		Petroleos Mexicanos	8.000	05/03/19	23,500
100,000	g	Petroleos Mexicanos	3.500	07/23/20	101,098
80,000	g	Petroleos Mexicanos	4.250	01/15/25	77,912
100,000	g	Petroleos Mexicanos	4.500	01/23/26	97,740
40,000		Petroleos Mexicanos	5.500	06/27/44	36,800
175,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	180,950
200,000	g	Petronas Capital Ltd	3.125	03/18/22	199,143
125,000		Phillips 66	4.875	11/15/44	118,967
45,000		Pioneer Natural Resources Co	7.500	01/15/20	52,906
575,000		Plains All American Pipeline LP	3.600	11/01/24	554,173
45,000		Precision Drilling Corp	6.500	12/15/21	43,650
32,000		Questar Market Resources, Inc	6.875	03/01/21	33,200
17,000		Regency Energy Partners LP	5.875	03/01/22	18,078
250,000	g	Reliance Industries Ltd	4.125	01/28/25	243,525
100,000		Rosetta Resources, Inc	5.625	05/01/21	106,250
75,000		Shell International Finance BV	2.375	08/21/22	72,408
125,000		Southwestern Energy Co	4.050	01/23/20	128,359
100,000		Southwestern Energy Co	4.100	03/15/22	97,986
100,000		Statoil ASA	1.200	01/17/18	99,567
200,000		Statoil ASA	2.450	01/17/23	191,453
125,000		Statoil ASA	4.250	11/23/41	121,385
125,000		Suncor Energy, Inc	3.600	12/01/24	124,204
50,000		Talisman Energy, Inc	3.750	02/01/21	49,451
50,000	g	Targa Resources Partners LP	5.000	01/15/18	51,125
150,000		Total Capital International S.A.	1.500	02/17/17	151,203
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	109,959
55,000	g	Ultra Petroleum Corp	6.125	10/01/24	48,263
85,000		Vale Overseas Ltd	4.375	01/11/22	83,369
25,000		Vale Overseas Ltd	6.875	11/21/36	24,111

		TOTAL ENERGY			7,692,065

FOOD & STAPLES RETAILING - 0.4%
175,000		CVS Caremark Corp	3.375	08/12/24	171,692
140,000		Ingles Markets, Inc	5.750	06/15/23	142,282
150,000		Kroger Co	2.950	11/01/21	149,257
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	225,123
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	244,198

		TOTAL FOOD & STAPLES RETAILING			932,552

FOOD, BEVERAGE & TOBACCO - 1.3%
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	200,909
100,000		Constellation Brands, Inc	3.875	11/15/19	101,500
150,000		Diageo Capital plc	2.625	04/29/23	142,769
150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	141,516
100,000		General Mills, Inc	2.200	10/21/19	99,344
250,000	g,h	HJ Heinz Co	2.800	07/02/20	249,967
125,000	g,h	HJ Heinz Co	3.950	07/15/25	125,704
85,000	g	JM Smucker Co	3.500	03/15/25	83,011
100,000		Mondelez International, Inc	4.125	02/09/16	101,895
300,000		Mondelez International, Inc	4.000	02/01/24	310,303
5,000		PepsiCo, Inc	7.900	11/01/18	5,967
100,000		PepsiCo, Inc	4.250	10/22/44	97,267
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,993
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	182,165
200,000		Philip Morris International, Inc	3.250	11/10/24	196,581
150,000		Reynolds American, Inc	3.250	06/12/20	151,800
300,000		Reynolds American, Inc	4.450	06/12/25	305,194
75,000		Tyson Foods, Inc	3.950	08/15/24	75,444
100,000		Tyson Foods, Inc	4.875	08/15/34	100,338

		TOTAL FOOD, BEVERAGE & TOBACCO			2,707,667

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
$ 110,000		Baxter International, Inc	3.200%	06/15/23	$112,411
50,000		Becton Dickinson & Co	1.750	11/08/16	50,386
100,000		Becton Dickinson & Co	3.734	12/15/24	99,515
125,000		Becton Dickinson & Co	4.685	12/15/44	121,841
100,000		CHS/Community Health Systems	6.875	02/01/22	105,625
100,000		Covidien International Finance S.A.	3.200	06/15/22	99,503
100,000		Express Scripts Holding Co	3.900	02/15/22	102,218
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	138,450
40,000		HCA, Inc	6.500	02/15/20	44,700
150,000		HCA, Inc	5.875	03/15/22	163,125
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	99,100
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	95,307
100,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	100,250
375,000		McKesson Corp	4.883	03/15/44	372,177
225,000	g	Medtronic, Inc	2.500	03/15/20	225,181
200,000	g	Medtronic, Inc	3.500	03/15/25	199,335
200,000	g	Medtronic, Inc	4.625	03/15/45	201,705
200,000		Quest Diagnostics, Inc	3.500	03/30/25	189,505
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	75,754
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	99,825
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	98,708
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	121,720
250,000		Zimmer Holdings, Inc	2.700	04/01/20	248,493
275,000		Zimmer Holdings, Inc	3.550	04/01/25	266,157

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,430,991

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000		Clorox Co	3.800	11/15/21	79,252
125,000		Clorox Co	3.500	12/15/24	123,410
150,000		Ecolab, Inc	2.250	01/12/20	148,368

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			351,030

INSURANCE - 2.0%
125,000		Aetna, Inc	1.500	11/15/17	125,286
100,000		Allstate Corp	3.150	06/15/23	99,996
100,000		Allstate Corp	4.500	06/15/43	100,524
200,000		American International Group, Inc	2.300	07/16/19	199,493
300,000		American International Group, Inc	4.500	07/16/44	284,321
200,000		Children’s Hospital Medic	4.268	05/15/44	183,262
100,000		Chubb Corp	6.000	05/11/37	123,149
20,000		Cigna Corp	5.125	06/15/20	22,406
100,000		Cigna Corp	4.500	03/15/21	108,617
125,000		Cigna Corp	3.250	04/15/25	119,715
100,000	g	Five Corners Funding Trust	4.419	11/15/23	103,160
25,000		Lincoln National Corp	7.000	06/15/40	31,260
350,000	g,i	Merna Reinsurance IV Ltd	2.500	04/08/16	350,525
300,000		MetLife, Inc	4.368	09/15/23	318,685
225,000		MetLife, Inc	3.000	03/01/25	215,215
150,000	i	MetLife, Inc	5.250	12/30/49	148,688
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,698
150,000		Progressive Corp	3.750	08/23/21	159,899
175,000		Prudential Financial, Inc	5.400	06/13/35	187,861
100,000		Prudential Financial, Inc	5.100	08/15/43	102,460
325,000	i	Prudential Financial, Inc	5.375	05/15/45	319,719
100,000	g	Prudential Funding LLC	6.750	09/15/23	120,528
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	96,708
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	120,162
25,000		Travelers Cos, Inc	5.800	05/15/18	27,888
100,000		UnitedHealth Group, Inc	1.400	10/15/17	100,094
250,000		WellPoint, Inc	3.125	05/15/22	242,679
150,000		WellPoint, Inc	4.625	05/15/42	136,636
25,000		WR Berkley Corp	5.375	09/15/20	27,862

		TOTAL INSURANCE			4,277,496

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 2.3%
$ 35,000		Air Products & Chemicals, Inc	4.375%	08/21/19	$37,861
50,000		Alcoa, Inc	5.125	10/01/24	50,625
125,000	g	Anglo American Capital plc	3.625	05/14/20	124,906
100,000	g	Anglo American Capital plc	4.875	05/14/25	97,284
200,000		Barrick North America Finance LLC	4.400	05/30/21	204,095
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	202,614
100,000		Corning, Inc	1.450	11/15/17	99,567
107,000		Crown Americas LLC	6.250	02/01/21	111,547
105,000		Crown Americas LLC	4.500	01/15/23	99,160
425,000		Dow Chemical Co	3.500	10/01/24	416,415
100,000		Eastman Chemical Co	3.800	03/15/25	99,672
100,000		Fibria Overseas Finance Ltd	5.250	05/12/24	100,250
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	199,650
525,000	g	Glencore Funding LLC	2.875	04/16/20	514,144
125,000	g	Glencore Funding LLC	4.625	04/29/24	123,888
150,000	g	Glencore Funding LLC	4.000	04/16/25	139,322
50,000		Hexion US Finance Corp	8.875	02/01/18	45,125
50,000		Hexion US Finance Corp	6.625	04/15/20	45,875
598,000		International Paper Co	4.750	02/15/22	646,646
50,000		International Paper Co	4.800	06/15/44	46,202
200,000	g	Klabin Finance S.A.	5.250	07/16/24	194,900
150,000		LyondellBasell Industries NV	4.625	02/26/55	131,578
100,000		Monsanto Co	2.200	07/15/22	91,258
100,000		Monsanto Co	4.200	07/15/34	90,860
125,000		Nucor Corp	4.000	08/01/23	126,676
150,000		Packaging Corp of America	3.650	09/15/24	146,775
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	50,732
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	85,426
225,000		Sherwin-Williams Co	1.350	12/15/17	224,286
25,000		Steel Dynamics, Inc	5.125	10/01/21	25,050
100,000		Teck Resources Ltd	2.500	02/01/18	97,767
100,000		Teck Resources Ltd	3.750	02/01/23	85,916
25,000		Teck Resources Ltd	6.000	08/15/40	19,738
25,000		Teck Resources Ltd	5.200	03/01/42	18,102
225,000	g	Union Andina de Cementos SAA	5.875	10/30/21	227,531
45,000	g	Univar, Inc	6.750	07/15/23	45,450

		TOTAL MATERIALS			5,066,893

MEDIA - 2.2%
100,000		AMC Entertainment, Inc	5.875	02/15/22	101,500
150,000		CBS Corp	2.300	08/15/19	148,133
50,000		CBS Corp	4.600	01/15/45	44,486
100,000		Cinemark USA, Inc	4.875	06/01/23	96,125
475,000		Comcast Corp	4.250	01/15/33	463,131
150,000		Comcast Corp	4.600	08/15/45	148,151
175,000		DIRECTV Holdings LLC	4.450	04/01/24	178,590
175,000		DISH DBS Corp	4.250	04/01/18	178,062
15,000	g	Gannett Co, Inc	4.875	09/15/21	14,887
80,000	g	Gannett Co, Inc	5.500	09/15/24	79,200
200,000		Grupo Televisa SAB	5.000	05/13/45	190,800
100,000		Lamar Media Corp	5.875	02/01/22	103,500
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,154
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	124,020
50,000	g	Nielsen Finance LLC	5.000	04/15/22	49,125
120,000	g	Numericable Group S.A.	6.000	05/15/22	118,275
200,000		Outfront Media Capital LLC	5.250	02/15/22	202,500
200,000		Scripps Networks Interactive, Inc	2.800	06/15/20	196,848
175,000	g	Sky plc	2.625	09/16/19	173,681
200,000		Time Warner Cable, Inc	4.000	09/01/21	205,117
75,000		Time Warner Cable, Inc	5.875	11/15/40	72,391
50,000		Time Warner, Inc	3.150	07/15/15	50,052
450,000		Time Warner, Inc	2.100	06/01/19	446,717
425,000		Time Warner, Inc	3.600	07/15/25	412,740
50,000		Time Warner, Inc	6.500	11/15/36	58,557

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		Time Warner, Inc	4.900%	06/15/42	$245,158
150,000		Time Warner, Inc	4.650	06/01/44	142,082
104,000	g	Time, Inc	5.750	04/15/22	100,620
200,000	g	Univision Communications, Inc	5.125	05/15/23	194,000
115,000		Viacom, Inc	2.500	12/15/16	116,745
125,000		Viacom, Inc	5.850	09/01/43	124,019

		TOTAL MEDIA			4,879,366

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
150,000		Abbott Laboratories	2.000	03/15/20	148,725
375,000		Abbott Laboratories	2.950	03/15/25	359,941
425,000		AbbVie, Inc	2.500	05/14/20	420,456
275,000		AbbVie, Inc	3.600	05/14/25	271,386
100,000		Actavis Funding SCS	3.000	03/12/20	100,271
150,000		Actavis Funding SCS	3.800	03/15/25	147,125
275,000		Amgen, Inc	2.200	05/22/19	274,071
150,000		Amgen, Inc	4.400	05/01/45	138,589
100,000		Gilead Sciences, Inc	2.350	02/01/20	100,274
275,000		Gilead Sciences, Inc	3.700	04/01/24	280,620
65,000		Life Technologies Corp	3.500	01/15/16	65,807
75,000		Mylan, Inc	2.550	03/28/19	74,296
172,000	g	Mylan, Inc	7.875	07/15/20	179,176
100,000		Perrigo Co plc	4.000	11/15/23	101,209
100,000		Perrigo Finance plc	4.900	12/15/44	96,129
275,000	g	Roche Holdings, Inc	2.250	09/30/19	276,670
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	105,313
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	102,760

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,242,818

REAL ESTATE - 1.2%
30,000		AMB Property LP	4.500	08/15/17	31,800
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	147,721
35,000		Camden Property Trust	4.625	06/15/21	37,805
100,000		Camden Property Trust	2.950	12/15/22	95,156
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	101,681
100,000		Developers Diversified Realty Corp	4.750	04/15/18	106,645
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,924
100,000		Equity One, Inc	3.750	11/15/22	98,760
75,000		Essex Portfolio LP	3.375	01/15/23	73,651
200,000		Health Care REIT, Inc	4.000	06/01/25	197,410
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,657
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	97,586
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	168,535
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	96,448
225,000		Kilroy Realty LP	3.800	01/15/23	224,118
100,000		Mid-America Apartments LP	4.300	10/15/23	103,497
125,000		Mid-America Apartments LP	3.750	06/15/24	123,312
50,000		National Retail Properties, Inc	3.800	10/15/22	50,459
100,000		National Retail Properties, Inc	3.300	04/15/23	96,786
100,000		Simon Property Group LP	2.800	01/30/17	102,344
40,000		Simon Property Group LP	10.350	04/01/19	50,780
200,000	g	Trust F	5.250	12/15/24	208,000
15,000		Ventas Realty LP	3.125	11/30/15	15,121
50,000		Weingarten Realty Investors	3.375	10/15/22	48,550
100,000		Weingarten Realty Investors	3.500	04/15/23	97,464
100,000		Weingarten Realty Investors	4.450	01/15/24	103,500
100,000		Weingarten Realty Investors	3.850	06/01/25	97,893

		TOTAL REAL ESTATE			2,651,603

RETAILING - 1.0%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	104,750
300,000		AutoZone, Inc	2.500	04/15/21	293,634
100,000		AutoZone, Inc	3.250	04/15/25	96,411
15,000	g	Family Tree Escrow LLC	5.750	03/01/23	15,675
125,000		Home Depot, Inc	2.250	09/10/18	127,844

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 325,000		Home Depot, Inc	2.625%	06/01/22	$319,730
132,000		Limited Brands, Inc	6.625	04/01/21	145,118
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	74,900
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,417
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	738,662
100,000		QVC, Inc	5.125	07/02/22	102,864
100,000		Sally Holdings LLC	5.750	06/01/22	104,750
100,000		Tiffany & Co	3.800	10/01/24	98,158

		TOTAL RETAILING			2,260,913

SOFTWARE & SERVICES - 1.3%
200,000		Baidu, Inc	3.000	06/30/20	199,437
100,000		Equinix, Inc	4.875	04/01/20	101,000
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,234,704
150,000		Microsoft Corp	3.500	02/12/35	136,687
100,000		NCR Corp	5.875	12/15/21	103,000
50,000	g	Open Text Corp	5.625	01/15/23	49,500
375,000		Oracle Corp	2.500	05/15/22	363,772
375,000		Oracle Corp	2.950	05/15/25	360,636
150,000		Oracle Corp	4.125	05/15/45	139,016
25,000	g,h	SS&C Technologies Holdings, Inc	5.875	07/15/23	25,250

		TOTAL SOFTWARE & SERVICES			2,713,002

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
200,000		Amphenol Corp	3.125	09/15/21	199,924
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,137
82,000		Flextronics International Ltd	4.625	02/15/20	84,152
100,000		General Electric Co	4.125	10/09/42	95,854
175,000		General Electric Co	4.500	03/11/44	176,916
200,000		Hewlett-Packard Co	2.750	01/14/19	202,038
100,000		Hewlett-Packard Co	3.750	12/01/20	102,952
65,000	g	International Game Technology	5.625	02/15/20	63,537
275,000	g	Keysight Technologies, Inc	4.550	10/30/24	265,054
100,000		L-3 Communications Corp	4.950	02/15/21	106,623
200,000	g	Millicom International Cellular S.A.	6.000	03/15/25	193,000
150,000	g	NXP BV	3.750	06/01/18	151,125
150,000		QUALCOMM, Inc	3.450	05/20/25	145,944
200,000	g	Seagate HDD Cayman	4.750	01/01/25	198,712
200,000	g	Seagate HDD Cayman	4.875	06/01/27	194,087
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	101,069
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	151,698
50,000	g	Zebra Technologies Corp	7.250	10/15/22	54,125

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,587,947

TELECOMMUNICATION SERVICES - 2.9%
400,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	395,313
50,000		American Tower Corp	3.500	01/31/23	47,969
125,000		AT&T, Inc	1.400	12/01/17	124,156
225,000		AT&T, Inc	2.450	06/30/20	220,359
150,000		AT&T, Inc	2.625	12/01/22	140,890
275,000		AT&T, Inc	3.400	05/15/25	261,106
300,000		AT&T, Inc	4.500	05/15/35	274,966
100,000		AT&T, Inc	4.750	05/15/46	90,531
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	211,493
75,000	g	CommScope Holding Co, Inc	5.000	06/15/21	73,406
75,000	g	CommScope Holding Co, Inc	5.500	06/15/24	72,938
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	140,443
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	74,753
125,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	110,625
50,000		Orange S.A.	5.500	02/06/44	52,224
100,000	g	SES	3.600	04/04/23	101,459
100,000	g	SES Global Americas Holdings GP	2.500	03/25/19	99,570
100,000		Sprint Corp	7.250	09/15/21	98,438

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Telefonica Emisiones SAU	3.992%	02/16/16	$152,571
200,000		Telefonica Emisiones SAU	4.570	04/27/23	209,754
100,000		T-Mobile USA, Inc	6.731	04/28/22	104,250
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,313
1,045,000		Verizon Communications, Inc	2.625	02/21/20	1,041,766
675,000		Verizon Communications, Inc	3.450	03/15/21	687,352
400,000		Verizon Communications, Inc	4.150	03/15/24	410,014
425,000		Verizon Communications, Inc	4.400	11/01/34	397,777
433,000	g	Verizon Communications, Inc	4.272	01/15/36	388,374
237,000		Verizon Communications, Inc	5.012	08/21/54	216,644
100,000		Windstream Corp	6.375	08/01/23	82,175

		TOTAL TELECOMMUNICATION SERVICES			6,332,629

TRANSPORTATION - 1.8%
275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	276,679
250,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	254,762
165,000	g	Asciano Finance Ltd	5.000	04/07/18	176,745
100,000		Boeing Co	3.500	03/01/45	88,082
100,000	g	Bombardier, Inc	5.500	09/15/18	99,000
225,000		Canadian Pacific Railway Co	2.900	02/01/25	211,463
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	97,963
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	106,813
125,000		FedEx Corp	2.300	02/01/20	124,132
125,000		FedEx Corp	3.200	02/01/25	121,768
100,000		FedEx Corp	4.100	02/01/45	89,481
221,000		GATX Corp	1.250	03/04/17	220,320
200,000		GATX Corp	2.500	07/30/19	197,925
125,000		GATX Corp	3.250	03/30/25	117,296
200,000		GATX Corp	5.200	03/15/44	201,557
150,000		GATX Corp	4.500	03/30/45	138,226
400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	389,884
250,000		Norfolk Southern Corp	4.450	06/15/45	238,957
100,000		Southwest Airlines Co	2.750	11/06/19	101,381
200,000	g	Transnet SOC Ltd	4.000	07/26/22	192,080
250,000	g	TTX Co	3.600	01/15/25	250,591
100,000		United Parcel Service, Inc	3.125	01/15/21	104,039
100,000		United Parcel Service, Inc	3.625	10/01/42	90,766

		TOTAL TRANSPORTATION			3,889,910

UTILITIES - 4.0%
25,000	i	AES Corp	3.283	06/01/19	25,000
100,000		AES Corp	7.375	07/01/21	109,750
100,000		AES Corp	4.875	05/15/23	94,000
100,000		AGL Capital Corp	4.400	06/01/43	99,053
100,000		Alabama Power Co	3.550	12/01/23	102,185
100,000		Alabama Power Co	4.150	08/15/44	95,333
130,000		AmeriGas Partners LP	6.250	08/20/19	132,600
75,000		Atmos Energy Corp	8.500	03/15/19	91,045
200,000		Atmos Energy Corp	4.125	10/15/44	190,294
100,000		Berkshire Hathaway Energy Co	3.500	02/01/25	99,431
100,000		Berkshire Hathaway Energy Co	5.150	11/15/43	106,349
125,000		Berkshire Hathaway Energy Co	4.500	02/01/45	121,666
200,000		Black Hills Corp	4.250	11/30/23	206,536
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	191,926
50,000		California Resources Corp	5.000	01/15/20	44,000
200,000		Carolina Power & Light Co	5.300	01/15/19	222,743
200,000	g	CEZ AS.	4.250	04/03/22	209,094
150,000		Commonwealth Edison Co	4.000	08/01/20	160,044
150,000		Commonwealth Edison Co	3.700	03/01/45	134,139
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,001
200,000		Connecticut Light & Power Co	4.300	04/15/44	197,165
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	136,422
100,000		Dominion Gas Holdings LLC	3.600	12/15/24	99,441
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	117,390

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,000		Duke Energy Carolinas LLC	4.300%	06/15/20	$16,408
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	77,852
150,000		Duke Energy Progress, Inc	4.150	12/01/44	144,397
150,000	g,i	Electricite de France	5.625	12/30/49	152,550
200,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	196,690
25,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	25,267
200,000		Exelon Corp	3.950	06/15/25	200,876
50,000		Ferrellgas Partners LP	6.750	01/15/22	50,125
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	153,684
50,000		Indiana Michigan Power Co	7.000	03/15/19	58,157
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,579
200,000	g	KazMunayGas National Co JSC	4.875	05/07/25	182,200
100,000		LG&E and KU Energy LLC	3.750	11/15/20	104,392
250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	245,949
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	193,497
50,000		NiSource Finance Corp	4.800	02/15/44	50,798
100,000		Northeast Utilities	1.450	05/01/18	99,360
150,000		Northeast Utilities	3.150	01/15/25	144,710
100,000		NRG Energy, Inc	6.250	05/01/24	99,250
250,000		NSTAR Electric Co	4.400	03/01/44	248,903
200,000		NTPC Ltd	5.625	07/14/21	219,832
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	123,904
100,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	89,015
150,000		ONEOK Partners LP	3.800	03/15/20	153,044
150,000		ONEOK Partners LP	3.375	10/01/22	137,830
125,000		Pacific Gas & Electric Co	4.300	03/15/45	119,600
75,000		Pepco Holdings, Inc	2.700	10/01/15	75,296
300,000		PPL Capital Funding, Inc	4.200	06/15/22	315,326
250,000		PPL Electric Utilities Corp	3.000	09/15/21	252,907
50,000		Progress Energy, Inc	7.050	03/15/19	58,076
75,000		Public Service Co of Colorado	3.200	11/15/20	78,117
80,000		Public Service Co of Colorado	4.750	08/15/41	85,723
100,000		Public Service Co of Oklahoma	5.150	12/01/19	110,894
75,000		San Diego Gas & Electric Co	3.000	08/15/21	76,827
125,000		Sempra Energy	2.875	10/01/22	121,049
300,000		Southern California Edison Co	3.600	02/01/45	266,330
150,000		Spectra Energy Partners LP	4.500	03/15/45	132,406
100,000		Tampa Electric Co	4.100	06/15/42	95,035
200,000	g	Three Gorges Finance I Cayman Islands Ltd	3.700	06/10/25	201,397
55,000		Virginia Electric and Power Co	2.950	01/15/22	54,775
100,000		WEC Energy Group, Inc	3.550	06/15/25	99,580
75,000		Williams Partners LP	3.600	03/15/22	72,754
100,000		Williams Partners LP	4.500	11/15/23	100,673
75,000		Williams Partners LP	4.900	01/15/45	64,136
100,000		Xcel Energy, Inc	3.300	06/01/25	98,087
35,000		Xcel Energy, Inc	4.800	09/15/41	36,171

		TOTAL UTILITIES			8,724,035

		TOTAL CORPORATE BONDS (Cost $95,235,698)			94,725,968

GOVERNMENT BONDS - 35.3%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	405,132
140,625		Totem Ocean Trailer Express, Inc	4.514	12/18/19	149,309

		TOTAL AGENCY SECURITIES			554,441

FOREIGN GOVERNMENT BONDS - 3.8%
200,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	195,250
350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	101,228
100,000		Brazilian Government International Bond	2.625	01/05/23	88,500
25,000		Brazilian Government International Bond	7.125	01/20/37	28,250
55,000		Brazilian Government International Bond	5.000	01/27/45	47,575
100,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	105,429

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		Canada Government International Bond	0.875%	02/14/17	$250,869
200,000		Colombia Government International Bond	2.625	03/15/23	183,200
200,000		Colombia Government International Bond	4.000	02/26/24	199,000
200,000		Colombia Government International Bond	5.625	02/26/44	202,500
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	195,000
200,000	g	Croatia Government International Bond	6.250	04/27/17	211,750
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	102,152
$ 200,000	g	Dominican Republic International Bond	5.500	01/27/25	200,500
200,000	g	Ecuador Government International Bond	10.500	03/24/20	200,500
200,000	g	Egypt Government International Bond	5.875	06/11/25	195,300
100,000		European Investment Bank	4.875	02/15/36	122,089
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,152
200,000		Export-Import Bank of Korea	1.750	02/27/18	199,716
200,000		Export-Import Bank of Korea	2.250	01/21/20	197,898
175,000		Federative Republic of Brazil	6.000	01/17/17	186,812
200,000	g	Gabonese Republic	6.950	06/16/25	198,500
240,000	g	Hellenic Republic Government Bond	4.750	04/17/19	147,210
100,000		Hungary Government International Bond	5.375	03/25/24	108,375
200,000		Israel Government International Bond	4.500	01/30/43	196,000
35,000		Italy Government International Bond	6.875	09/27/23	43,399
200,000	g	Kazakhstan Government International Bond	3.875	10/14/24	188,000
200,000	g	Kenya Government International Bond	5.875	06/24/19	204,200
200,000	g,i	Kommunalbanken AS.	0.456	02/20/18	200,711
100,000		Korea Development Bank	2.500	03/11/20	100,278
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	246,473
200,000		Mexico Government International Bond	4.600	01/23/46	185,500
NGN 20,000,000		Nigeria Government Bond	15.100	04/27/17	100,678
$ 200,000		Panama Government International Bond	4.000	09/22/24	201,000
200,000		Philippine Government International Bond	4.200	01/21/24	218,000
175,000		Poland Government International Bond	4.000	01/22/24	183,094
250,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	249,562
200,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	203,760
200,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	197,800
ZAR 2,952,000		South Africa Government Bond	8.250	09/15/17	247,618
$ 200,000		South Africa Government International Bond	5.375	07/24/44	199,454
100,000		Turkey Government International Bond	5.625	03/30/21	107,790
200,000		Turkey Government International Bond	3.250	03/23/23	186,000
200,000		Turkey Government International Bond	5.750	03/22/24	216,500
200,000		Turkey Government International Bond	4.250	04/14/26	190,632
100,000		United Mexican States	5.125	01/15/20	110,300
70,000		Uruguay Government International Bond	5.100	06/18/50	66,675
200,000	g	Vietnam Government International Bond	4.800	11/19/24	200,000

		TOTAL FOREIGN GOVERNMENT BONDS			8,111,179

MORTGAGE BACKED - 17.5%
160,059	i	Federal Home Loan Mortgage Corp (FHLMC)	0.796	07/15/37	162,694
192,356	i	FHLMC	0.636	09/15/42	194,121
73,236		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	77,495
5,850		FGLMC	4.500	01/01/20	6,092
28,881		FGLMC	4.500	07/01/20	30,390
7,179		FGLMC	5.000	04/01/23	7,776
24,452		FGLMC	4.000	07/01/24	25,844
8,507		FGLMC	4.500	09/01/24	9,075
1,661		FGLMC	6.000	03/01/33	1,877
97,702		FGLMC	5.000	11/01/33	108,327
148,998		FGLMC	6.000	11/01/33	170,699
23,340		FGLMC	5.000	05/01/34	25,916
17,280		FGLMC	6.000	09/01/34	19,740
14,950		FGLMC	6.000	04/01/35	16,921
6,303		FGLMC	5.000	02/01/36	6,962
246		FGLMC	6.500	05/01/36	281
51,820		FGLMC	6.000	08/01/37	58,779
15,424		FGLMC	6.500	09/01/37	17,659
10,729		FGLMC	6.500	11/01/37	12,284
37,484		FGLMC	5.000	04/01/38	41,443

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 7,256		FGLMC	6.500%	05/01/38	$8,308
6,981		FGLMC	5.500	01/01/39	7,812
29,867		FGLMC	5.000	07/01/39	32,912
55,189		FGLMC	5.000	01/01/40	60,880
5,121,331		FGLMC	3.500	05/01/44	5,288,188
278,035		FGLMC	4.000	08/01/44	296,583
498,270		FGLMC	3.500	04/01/45	513,603
12,753		Federal National Mortgage Association (FNMA)	5.500	04/01/18	13,296
8,905		FNMA	5.500	05/01/18	9,223
14,309		FNMA	4.500	03/01/19	14,926
5,771		FNMA	4.500	06/01/19	6,024
76,017		FNMA	5.500	07/01/20	82,280
3,167		FNMA	4.500	11/01/20	3,306
25,910		FNMA	4.500	12/01/20	27,192
7,142		FNMA	5.000	12/01/20	7,658
100,325		FNMA	6.000	08/01/21	109,415
86,088		FNMA	2.500	03/01/23	88,106
6,268		FNMA	4.500	03/01/23	6,680
25,271		FNMA	5.000	04/01/23	27,499
12,218		FNMA	4.500	06/01/23	13,003
19,191		FNMA	5.000	07/01/23	20,815
5,911		FNMA	5.000	07/01/23	6,408
19,382		FNMA	4.500	04/01/24	20,673
13,114		FNMA	4.000	05/01/24	13,814
2,612		FNMA	5.500	09/01/24	2,930
99,767		FNMA	4.000	02/01/25	105,645
197,935		FNMA	3.500	01/01/26	209,281
315,586		FNMA	2.500	01/01/27	321,277
406,024		FNMA	3.000	01/01/27	421,013
161,824		FNMA	3.000	01/01/27	167,817
952,036		FNMA	2.500	10/01/27	969,234
734,120		FNMA	3.000	03/01/28	762,469
388,059		FNMA	2.500	04/01/28	394,599
309,592		FNMA	3.500	12/01/28	326,406
478,054		FNMA	2.500	01/01/30	483,523
375,420		FNMA	3.500	06/01/32	392,036
16,275		FNMA	6.500	07/01/32	18,864
399,077		FNMA	5.500	03/01/34	450,081
956,517		FNMA	3.000	01/01/35	972,647
26,417		FNMA	6.500	02/01/35	30,326
11,599		FNMA	7.500	06/01/35	12,575
7,967		FNMA	7.500	07/01/35	7,967
6,545		FNMA	6.500	09/01/36	7,513
20,180		FNMA	7.000	02/01/37	23,573
31,018		FNMA	7.000	04/01/37	35,214
4,757		FNMA	6.500	08/01/37	5,461
5,474		FNMA	7.000	11/01/37	5,988
1,175		FNMA	6.500	02/01/38	1,349
3,567		FNMA	6.500	03/01/38	4,095
151,877		FNMA	6.500	07/01/39	175,303
292,898		FNMA	4.500	09/01/39	320,885
262,997		FNMA	4.500	10/01/39	288,147
123,144		FNMA	5.000	03/01/40	138,103
1,279,877		FNMA	5.500	07/01/40	1,438,255
633,745		FNMA	6.000	10/01/40	721,630
1,772,544		FNMA	4.500	11/01/40	1,919,236
214,653		FNMA	5.000	02/01/41	242,705
225,861	i	FNMA	0.687	08/25/42	229,158
207,296	i	FNMA	0.587	11/25/42	207,486
452,283		FNMA	3.500	11/25/42	102,679
3,403,833		FNMA	3.000	02/01/43	3,400,429
137,689	i	FNMA	0.537	03/25/43	138,291
1,529,648		FNMA	3.000	05/01/43	1,526,697
2,387,705		FNMA	4.000	11/01/43	2,540,448
1,351,833		FNMA	4.000	07/01/44	1,443,790

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 305,178	FNMA	4.500%	08/01/44	$335,889
334,662	FNMA	3.500	10/01/44	346,428
338,827	FNMA	3.500	10/01/44	350,719
490,363	FNMA	4.500	10/01/44	539,757
987,106	FNMA	4.500	11/01/44	1,086,584
990,098	FNMA	4.000	12/01/44	1,055,517
983,192	FNMA	4.000	01/01/45	1,052,499
9,545	Government National Mortgage Association (GNMA)	5.500	07/15/33	11,013
78,754	GNMA	5.500	07/20/33	89,662
8,043	GNMA	5.000	03/15/34	8,903
102,524	GNMA	5.000	06/15/34	115,220
51,732	GNMA	5.500	02/15/37	58,791
26,945	GNMA	5.000	01/15/38	29,861
12,875	GNMA	5.000	04/15/38	14,284
26,571	GNMA	5.500	05/15/38	29,992
7,427	GNMA	6.000	08/15/38	8,493
7,351	GNMA	6.000	08/20/38	8,354
147,391	GNMA	5.500	07/15/39	166,080
19,118	GNMA	5.000	07/20/39	21,289
50,106	GNMA	4.500	04/15/40	54,411
126,585	GNMA	5.000	04/15/40	140,931
23,458	GNMA	5.000	04/15/40	25,968
195,485	GNMA	5.000	05/20/40	217,674
130,901	GNMA	5.000	06/15/40	145,231
788,148	GNMA	3.500	10/20/42	172,475
1,627,241	GNMA	3.500	11/15/42	1,697,856
866,441	GNMA	3.000	02/20/43	877,876
379,981	GNMA	3.500	09/20/44	395,795
499,049	GNMA	3.500	02/15/45	519,562

	TOTAL MORTGAGE BACKED			38,215,218

MUNICIPAL BONDS - 0.7%
250,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	251,207
200,000	New York State Urban Development Corp	1.350	03/15/18	199,542
200,000	State of California	1.050	02/01/16	200,586
100,000	State of California	5.950	04/01/16	103,929
590,000	State of Illinois	3.860	04/01/21	577,097
200,000	University of Massachusetts Building Authority	0.770	11/01/16	199,680

	TOTAL MUNICIPAL BONDS			1,532,041

U.S. TREASURY SECURITIES - 13.0%
255,000	United States Treasury Bond	5.250	11/15/28	331,779
1,255,000	United States Treasury Bond	5.375	02/15/31	1,683,660
750,000	United States Treasury Bond	4.750	02/15/37	968,320
200,000	United States Treasury Bond	3.500	02/15/39	214,656
385,000	United States Treasury Bond	2.875	05/15/43	365,149
2,035,000	United States Treasury Bond	2.500	02/15/45	1,782,534
400,000	United States Treasury Bond	3.000	05/15/45	390,125
1,300,000	United States Treasury Note	0.625	05/31/17	1,299,289
4,600,000	United States Treasury Note	1.125	06/15/18	4,614,734
13,567,000	United States Treasury Note	1.500	05/31/20	13,479,032
500,000	United States Treasury Note	1.625	06/30/20	499,492
630,000	United States Treasury Note	1.750	03/31/22	617,991
100,000	United States Treasury Note	1.750	04/30/22	98,023
1,234,000	United States Treasury Note	2.750	02/15/24	1,279,504
727,600	United States Treasury Note	2.125	05/15/25	713,218

	TOTAL U.S. TREASURY SECURITIES			28,337,506

	TOTAL GOVERNMENT BONDS (Cost $76,885,351)			76,750,385

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 18.4%

ASSET BACKED - 5.2%
$ 215,360	i	ACE Securities Corp Home Equity Loan Trust	0.922%	08/25/35	$212,567
		Series - 2005 HE5 (Class M2)
500,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	503,850
		Series - 2012 3 (Class C)
200,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	200,274
		Series - 2013 2 (Class C)
300,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	300,632
		Series - 2014 4 (Class A3)
140,715	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	139,893
		Series - 2005 HE7 (Class M2)
33,333	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	33,375
		Series - 2012 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	203,755
		Series - 2010 5A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	206,896
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	204,680
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	202,185
		Series - 2012 3A (Class B)
14,256	i	Bear Stearns Asset Backed Securities Trust	0.927	11/25/39	14,164
		Series - 2005 SD3 (Class 2A1)
173,399		Capital Auto Receivables Asset Trust	1.040	11/21/16	173,469
		Series - 2013 3 (Class A2)
146,060		Capital Auto Receivables Asset Trust	0.790	06/20/17	146,104
		Series - 2013 1 (Class A3)
191,344	g	Capital Automotive REIT	4.700	07/15/42	196,479
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	995,484
		Series - 2014 1A (Class A)
259,778	g,i	CBRE Realty Finance	0.571	04/07/52	96,637
		Series - 2007 1A (Class A2)
186,573	i,m	CCR, Inc	0.630	07/10/17	183,596
		Series - 2010 CX (Class C)
69,339		Centex Home Equity	5.540	01/25/32	69,558
		Series - 2002 A (Class AF6)
498,750	g	DB Master Finance LLC	3.262	02/20/45	500,340
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	194,267
		Series - 2011 LC1A (Class C)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	203,988
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	203,000
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	261,944
		Series - 2013 A (Class D)
500,000		Ford Credit Auto Owner Trust	1.560	02/15/20	503,094
		Series - 2014 C (Class A4)
250,000	g,i	FREMF Mortgage Trust	3.714	04/25/48	234,849
		Series - 2015 K45 (Class B)
200,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	202,454
		Series - 2010 1A (Class A2)
152,691	i	Lehman XS Trust	6.500	06/25/46	119,432
		Series - 2006 13 (Class 2A1)
151,993	g	Orange Lake Timeshare Trust	3.030	07/09/29	151,864
		Series - 2014 AA (Class B)
4,440	i	Residential Asset Securities Corp	0.832	04/25/35	4,440
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	103,262
		Series - 2006 HI1 (Class M2)
815,900		Santander Drive Auto Receivables Trust	0.540	08/15/17	815,257
		Series - 2014 3 (Class A2A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 625,000		Santander Drive Auto Receivables Trust	4.740%	09/15/17	$640,354
		Series - 2011 4 (Class D)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	255,708
		Series - 2012 2 (Class D)
625,000		Santander Drive Auto Receivables Trust	1.590	10/15/18	626,959
		Series - 2014 1 (Class B)
26,064	i	Securitized Asset Backed Receivables LLC	0.487	10/25/35	25,781
		Series - 2006 OP1 (Class A2C)
41,516	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	41,775
		Series - 2011 1A (Class A)
48,067	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	48,861
		Series - 2011 2A (Class B)
43,352	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	43,933
		Series - 2012 2A (Class B)
72,148	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	71,559
		Series - 2013 1A (Class A)
115,437	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	115,408
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	440,417
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	110,223
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	421,414
		Series - 2012 A (Class A2)
195,497	g	SolarCity LMC	4.020	07/20/44	197,251
		Series - 2014 2 (Class A)
20,722	i	Soundview Home Equity Loan Trust	0.487	11/25/35	20,615
		Series - 2005 OPT3 (Class A4)
559,134	g	SpringCastle America Funding LLC	2.700	05/25/23	562,556
		Series - 2014 AA (Class A)
71,820	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.407	10/25/36	71,260
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.750	01/09/17	202,540
		Series - 2013 IV B (Class )
72,801	g	Volvo Financial Equipment LLC	0.740	03/15/17	72,802
		Series - 2013 1A (Class A3)
70,430	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	71,662
		Series - 2006 N1 (Class N1)
5,391	i	Wells Fargo Home Equity Trust Series - 2006 2 (Class A3)	0.327	07/25/36	5,373

		TOTAL ASSET BACKED			11,628,240

OTHER MORTGAGE BACKED - 13.2%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,060,862
		Series - 2006 2 (Class AJ)
200,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	201,012
		Series - 2006 6 (Class B)
200,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	208,459
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	245,007
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	477,441
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities	6.118	09/11/42	1,256,176
		Series - 2007 T28 (Class AJ)
223,873	i	CHL Mortgage Pass-Through Trust	2.494	02/20/35	221,023
		Series - 2004 HYB9 (Class 1A1)
349,904	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	358,779
		Series - 2007 C6 (Class ASB)
1,235,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,319,580
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,542,720
		Series - 2007 C3 (Class AJ)
320,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	340,338
		Series - 2007 C2 (Class AMFX)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 400,000	i	Commercial Mortgage Trust	5.238%	04/10/37	$402,683
		Series - 2005 GG5 (Class AJ)
17,407		Countrywide Alternative Loan Trust	5.500	08/25/16	17,712
		Series - 2004 30CB (Class 1A15)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	207,462
		Series - 2007 C4 (Class A1AJ)
75,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	77,625
		Series - 2009 RR1 (Class A3C)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	505,846
		Series - 2007 C2 (Class AJ)
28,036		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	28,026
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	60,249
		Series - 2005 C5 (Class C)
200,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	200,344
		Series - 2005 C5 (Class AM)
135,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	140,835
		Series - 2007 C1 (Class AM)
200,000	i	GS Mortgage Securities Trust	5.553	04/10/38	201,987
		Series - 2006 GG6 (Class B)
51,350	i	Harborview Mortgage Loan Trust	0.408	07/19/47	43,672
		Series - 2007 4 (Class 2A1)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	370,944
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	394,837
		Series - 2011 C3 (Class D)
200,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	213,416
		Series - 2011 C3 (Class E)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.459	07/15/46	109,389
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	354,447
		Series - 2007 LD12 (Class AM)
200,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	206,151
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	406,412
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	246,957
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,069,917
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	275,727
		Series - 2005 C5 (Class AJ)
170,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	183,973
		Series - 0 C1 (Class AJA)
300,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	309,757
		Series - 2007 6 (Class AM)
90,000	g,i	Morgan Stanley Capital I Trust	6.010	08/12/41	92,799
		Series - 2006 T23 (Class B)
1,200,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,231,969
		Series - 2006 HQ10 (Class AJ)
361,598	i	Morgan Stanley Capital I Trust	5.378	01/14/42	361,542
		Series - 2005 HQ5 (Class E)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	56,485
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	103,258
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I Trust	5.418	09/15/47	23,646
		Series - 2011 C1 (Class D)
400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	398,994
		Series - 2007 IQ15 (Class AJ)
14,718		Residential Accredit Loans, Inc	4.350	03/25/34	14,830
		Series - 2004 QS4 (Class A1)
34,176	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	34,261
		Series - 0 2A (Class A)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	09/25/24	248,200
		Series - 2014 HQ2 (Class M2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 217,864	i	Structured Agency Credit Risk Debt Note (STACR)	1.437%	01/25/25	$217,656
		Series - 2015 DN1 (Class M1)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.587	01/25/25	251,572
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	03/25/25	992,822
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.987	03/25/25	246,426
		Series - 2015 HQ1 (Class M3)
248,447	i	Structured Agency Credit Risk Debt Note (STACR)	1.287	05/25/25	247,603
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.137	05/25/25	270,468
		Series - 2015 HQ2 (Class M2)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.385	12/15/43	193,729
		Series - 2007 C30 (Class AMFL)
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,313,400
		Series - 2007 C30 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.731	01/15/45	199,193
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,052,299
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.144	05/15/46	1,251,643
		Series - 2007 C34 (Class AJ)
2,150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,280,817
		Series - 2007 C31 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	195,292
		Series - 2007 C31 (Class C)
1,500,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,591,737
		Series - 2007 C32 (Class AMFX)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,291,768
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	75,030
		Series - 2007 C33 (Class AM)
90,101	i	WaMu Mortgage Pass-Through Certificates	0.537	12/25/45	82,708
		Series - 2005 AR19 (Class A1B3)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,505
		Series - 2010 C1 (Class B)
154,676		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	154,136
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			28,789,553

		TOTAL STRUCTURED ASSETS (Cost $40,275,635)			40,417,793

		TOTAL BONDS (Cost $212,396,684)			211,894,146

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	20,689
17,265	*	Federal National Mortgage Association	8.250	12/30/49	64,744

		TOTAL BANKS			85,433

		TOTAL PREFERRED STOCKS (Cost $569,550)			85,433

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.2%

TREASURY DEBT - 0.2%
400,000	d	United States Treasury Bill	0.065	08/27/15	400,002

		TOTAL TREASURY DEBT			400,002

		TOTAL SHORT-TERM INVESTMENTS (Cost $399,959)			400,002

		TOTAL INVESTMENTS - 98.6% (Cost $216,038,397)			215,045,303
		OTHER ASSETS & LIABILITIES, NET - 1.4%			3,088,243

		NET ASSETS - 100.0%			$218,133,546

TIAA-CREF LIFE FUNDS - Bond Fund

Abbreviation(s):

DOP	Dominican Peso

NGN	Nigerian Naira

REIT	Real Estate Investment Trust

ZAR	South African Rand

*	Non-income producing

d	All or a portion of this security has been segregated by the custodian to cover collateral requirements on unfunded loan commitments.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/15, the aggregate value of these securities was $31,747,424 or 14.6% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 96.8%

CERTIFICATE OF DEPOSIT - 1.4%
$ 500,000		Banco Del Estado De Chile	0.210%	07/08/15	$500,000
500,000		Banco Del Estado De Chile	0.210	07/20/15	500,000

		TOTAL CERTIFICATE OF DEPOSIT			1,000,000

COMMERCIAL PAPER - 42.3%
910,000		American Honda Finance Corp	0.120 - 0.125	07/07/15	909,981
400,000		American Honda Finance Corp	0.150	07/22/15	399,965
500,000	y	Apple, Inc	0.105	07/16/15	499,978
1,000,000	y	Apple, Inc	0.095	07/23/15	999,942
400,000	y	Australia & New Zealand Banking Group Ltd	0.150	07/30/15	399,952
250,000	y	Bedford Row Funding Corp	0.260	08/03/15	249,940
250,000		CAFCO LLC	0.230	09/22/15	249,867
440,000		Ciesco LLC	0.200	08/10/15	439,902
570,000	y	Ciesco LLC	0.200	09/14/15	569,762
445,000	y	Coca-Cola Co	0.110	07/09/15	444,989
515,000	y	Coca-Cola Co	0.110	07/10/15	514,986
700,000	y	Coca-Cola Co	0.150	09/10/15	699,793
300,000	y	Commonwealth Bank of Australia	0.200	08/17/15	299,922
500,000	y	Commonwealth Bank of Australia	0.245	10/02/15	499,683
300,000	y	DBS Bank Ltd	0.150	07/13/15	299,985
400,000	y	DBS Bank Ltd	0.190	08/25/15	399,884
500,000		Exxon Mobil Corp	0.100	08/24/15	499,925
500,000		Exxon Mobil Corp	0.125	09/22/15	499,856
600,000	y	Fairway Finance LLC	0.160	07/06/15	599,987
500,000	y	Fairway Finance LLC	0.180	08/24/15	499,865
250,000	y	Fairway Finance LLC	0.210	09/21/15	249,880
670,000		General Electric Capital Corp	0.240	08/04/15	669,848
500,000		General Electric Capital Corp	0.170	08/31/15	499,856
335,000	y	Hydro-Quebec	0.130	08/13/15	334,948
895,000	y	Johnson & Johnson	0.100	09/14/15	894,814
122,000		JPMorgan Chase Bank NA	0.220	07/20/15	121,986
132,000		JPMorgan Chase Bank NA	0.300	07/29/15	131,969
104,000		JPMorgan Chase Bank NA	0.250	08/11/15	103,970
102,000		JPMorgan Chase Bank NA	0.280	08/21/15	101,960
289,000		JPMorgan Chase Bank NA	0.210 - 0.260	08/24/15	288,898
192,000		JPMorgan Chase Bank NA	0.260	09/09/15	191,903
361,000		JPMorgan Chase Bank NA	0.210	09/15/15	360,840
300,000		Korea Development Bank	0.230	09/09/15	299,866
500,000	y	National Australia Bank Ltd	0.170	08/25/15	499,870
500,000	y	National Australia Bank Ltd	0.190	09/01/15	499,837
1,000,000	y	Nestle Capital Corp	0.140	07/08/15	999,973
250,000	y	Nestle Capital Corp	0.135	08/11/15	249,962
380,000	y	Nestle Capital Corp	0.095	09/03/15	379,936
425,000	y	Nordea Bank AB	0.260	09/16/15	424,764
500,000	y	Novartis Finance Corp	0.110	07/13/15	499,982
540,000	y	Novartis Finance Corp	0.150	08/11/15	539,908
500,000	y	Old Line Funding LLC	0.200	07/15/15	499,961
300,000	y	Old Line Funding LLC	0.150	07/20/15	299,976
250,000	y	Old Line Funding LLC	0.260	09/03/15	249,885
300,000	y	Old Line Funding LLC	0.210	09/18/15	299,862
425,000		Oversea-Chinese Banking Corp Ltd	0.210	08/03/15	424,918
400,000		PACCAR Financial Corp	0.120	07/17/15	399,979
500,000		PACCAR Financial Corp	0.110	07/21/15	499,969
285,000		PACCAR Financial Corp	0.150	08/17/15	284,944
1,000,000		Province of Ontario Canada	0.100	07/30/15	999,919
500,000	y	Province of Quebec Canada	0.130	09/08/15	499,875

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 850,000	y	Province of Quebec Canada	0.130%	09/17/15	$849,761
283,000	y	PSP Capital, Inc	0.170	07/02/15	282,999
480,000	y	PSP Capital, Inc	0.160	07/06/15	479,989
350,000	y	PSP Capital, Inc	0.160	07/13/15	349,981
500,000	y	PSP Capital, Inc	0.155	07/30/15	499,937
300,000	y	PSP Capital, Inc	0.190	09/10/15	299,888
300,000	y	Svenska Handelsbanken AB	0.195	08/17/15	299,924
300,000	y	Svenska Handelsbanken AB	0.190	08/18/15	299,924
500,000	y	Toronto-Dominion Holdings USA, Inc	0.175	07/02/15	499,998
310,000	y	Toronto-Dominion Holdings USA, Inc	0.200	07/13/15	309,979
300,000	y	Toronto-Dominion Holdings USA, Inc	0.200	09/09/15	299,883
770,000		Toyota Motor Credit Corp	0.140	07/27/15	769,922
775,000	y	United Overseas Bank Ltd	0.200 - 0.240	08/26/15	774,739
250,000	y	United Overseas Bank Ltd	0.350	09/14/15	249,818
1,000,000	y	Wal-Mart Stores, Inc	0.110	07/31/15	999,908

		TOTAL COMMERCIAL PAPER			30,049,072

GOVERNMENT AGENCY DEBT - 31.5%
1,000,000		Federal Home Loan Bank (FHLB)	0.053	07/01/15	1,000,000
700,000		FHLB	0.075	07/08/15	699,990
550,000		FHLB	0.080 - 0.100	07/10/15	549,988
355,000		FHLB	0.088	07/14/15	354,989
500,000		FHLB	0.065	07/16/15	499,986
600,000		FHLB	0.075	07/17/15	599,980
500,000		FHLB	0.090	07/22/15	499,974
1,307,000		FHLB	0.075 - 0.100	07/29/15	1,306,914
137,000		FHLB	0.075	07/31/15	136,991
1,300,000		FHLB	0.085 - 0.095	08/05/15	1,299,886
1,400,000		FHLB	0.068 - 0.090	08/07/15	1,399,892
1,144,000		FHLB	0.072 - 0.080	08/12/15	1,143,903
150,000		FHLB	0.120	08/14/15	149,978
1,000,000		FHLB	0.055	08/17/15	999,928
640,000		FHLB	0.063	08/19/15	639,945
615,000		FHLB	0.075 - 0.085	08/21/15	614,930
2,000,000		FHLB	0.080 - 0.090	08/28/15	1,999,737
1,010,000		FHLB	0.075 - 0.095	09/02/15	1,009,856
820,000		FHLB	0.080 - 0.115	09/04/15	819,870
437,000		FHLB	0.085 - 0.090	09/08/15	436,926
400,000		FHLB	0.090	09/11/15	399,928
300,000		FHLB	0.095	09/16/15	299,939
1,259,000		FHLB	0.100	10/21/15	1,258,608
500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.070	07/06/15	499,995
300,000		FHLMC	0.100	07/07/15	299,995
125,000		FHLMC	0.155	07/21/15	124,989
737,000		FHLMC	0.070	07/24/15	736,967
500,000		FHLMC	0.060	07/27/15	499,978
196,000		FHLMC	0.075	08/07/15	195,985
130,000		FHLMC	0.085	08/14/15	129,987
300,000		FHLMC	0.100	08/27/15	299,953
150,000		FHLMC	0.130	09/11/15	149,961
170,000		FHLMC	0.150	10/19/15	169,922
420,000		Federal National Mortgage Association (FNMA)	0.090	08/03/15	419,965
280,000		FNMA	0.100	09/23/15	279,935
224,000		FNMA	0.115	10/07/15	223,930
195,000		FNMA	0.155	11/18/15	194,882

		TOTAL GOVERNMENT AGENCY DEBT			22,348,582

TREASURY DEBT - 16.0%
165,000		United States Treasury Bill	0.061	07/23/15	164,994
423,000		United States Treasury Bill	0.056 - 0.081	08/06/15	422,973
110,000		United States Treasury Bill	0.081	08/13/15	109,989
664,000		United States Treasury Bill	0.060 - 0.101	08/20/15	663,921
500,000		United States Treasury Bill	0.071	08/27/15	499,944
148,000		United States Treasury Bill	0.028 - 0.056	09/03/15	147,988
100,000		United States Treasury Bill	0.071	09/10/15	99,986

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		United States Treasury Bill	0.113%	09/24/15	$199,947
48,000		United States Treasury Bill	0.101	10/01/15	47,988
270,000		United States Treasury Bill	0.087 - 0.088	10/22/15	269,926
320,000		United States Treasury Bill	0.075 - 0.078	11/05/15	319,914
799,000		United States Treasury Bill	0.058 - 0.160	11/12/15	798,784
90,000		United States Treasury Bill	0.076 - 0.135	12/10/15	89,951
100,000		United States Treasury Bill	0.081	12/17/15	99,962
110,000		United States Treasury Bill	0.061	12/24/15	109,967
173,000		United States Treasury Bill	0.196 - 0.198	02/04/16	172,793
1,050,000		United States Treasury Note	0.250	07/15/15	1,050,045
400,000		United States Treasury Note	0.250	07/31/15	400,059
790,000		United States Treasury Note	0.375	08/31/15	790,309
525,000		United States Treasury Note	0.250	09/15/15	525,134
500,000		United States Treasury Note	0.250	09/30/15	500,186
665,000		United States Treasury Note	0.250	10/15/15	665,113
100,000		United States Treasury Note	0.375	11/15/15	100,108
800,000		United States Treasury Note	0.250	11/30/15	800,418
200,000		United States Treasury Note	0.250	12/15/15	200,123
200,000		United States Treasury Note	0.250	12/31/15	200,074
678,000		United States Treasury Note	0.375	01/15/16	678,874
200,000		United States Treasury Note	0.375	02/15/16	200,288
450,000		United States Treasury Note	0.250	02/29/16	450,105
300,000		United States Treasury Note	0.375	03/15/16	300,337
300,000		United States Treasury Note	0.375	03/31/16	300,295

		TOTAL TREASURY DEBT			11,380,495

VARIABLE RATE SECURITIES - 5.6%
500,000	i	Federal Farm Credit Bank (FFCB)	0.200	08/10/15	500,014
500,000	i	FFCB	0.140	03/29/16	499,849
500,000	i	FFCB	0.167	01/24/17	499,963
500,000	i	FFCB	0.184	03/02/17	500,002
500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	500,021
500,000	i	FHLB	0.200	08/19/15	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.191	01/13/17	499,923
500,000	i	Wells Fargo Bank NA	0.330	03/10/16	500,000

		TOTAL VARIABLE RATE SECURITIES			3,999,772

		TOTAL SHORT-TERM INVESTMENTS (Cost $68,777,921)			68,777,921

		TOTAL PORTFOLIO - 96.8% (Cost $68,777,921)			68,777,921
		OTHER ASSETS & LIABILITIES, NET - 3.2%			2,266,907

		NET ASSETS - 100.0%			$71,044,828

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”At 6/30/2015, the aggregate value of these securities was $20,898,829 or 29.4% of net assets.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 100.1%(a)

FIXED INCOME - 50.3%
956,176	TIAA-CREF Life Bond Fund	$24,487,662

	TOTAL FIXED INCOME	24,487,662

INTERNATIONAL EQUITY - 9.9%
241,373	TIAA-CREF Life International Equity Fund	4,832,279

	TOTAL INTERNATIONAL EQUITY	4,832,279

U.S. EQUITY - 39.9%
158,456	TIAA-CREF Life Growth Equity Fund	4,555,623
124,334	TIAA-CREF Life Growth & Income Fund	4,876,367
112,878	TIAA-CREF Life Large-Cap Value Fund	4,200,205
28,190	TIAA-CREF Life Real Estate Securities Fund	985,790
27,413	TIAA-CREF Life Small-Cap Equity Fund	972,330
84,345	TIAA-CREF Life Stock Index Fund	3,906,023

	TOTAL U.S. EQUITY	19,496,338

	TOTAL TIAA-CREF LIFE FUNDS (Cost $48,043,391)	48,816,279

	TOTAL INVESTMENTS - 100.1% (Cost $48,043,391)	48,816,279
	OTHER ASSETS AND LIABILITIES, NET - (0.1)%	(39,391)

	NET ASSETS - 100.0%	$48,776,888

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date: August 6, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

 EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer